NATIONWIDE

VLI SEPARATE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
15,136 shares (cost $170,075)	$177,698
VP Inflation Protection Fund - Class I (ACVIP1)
38,458 shares (cost $411,795)	403,040
Asset Allocation Fund - Class 2 (AMVAA2)
179,430 shares (cost $3,334,070)	4,006,666
Bond Fund - Class 2 (AMVBD2)
6,976 shares (cost $76,784)	74,017
Global Small Capitalization Fund - Class 2 (AMVGS2)
96,598 shares (cost $2,036,771)	2,439,089
Growth Fund - Class 2 (AMVGR2)
303,579 shares (cost $17,894,768)	23,660,921
International Fund - Class 2 (AMVI2)
165,458 shares (cost $2,970,176)	3,499,444
Large Cap Core V.I. Fund - Class II (MLVLC2)
81,053 shares (cost $2,168,458)	2,739,596
Global Allocation V.I. Fund - Class II (MLVGA2)
594,067 shares (cost $9,637,326)	10,431,823
Calvert VP SRI Equity Portfolio (CVSSE)
10,987 shares (cost $246,883)	288,730
Value Portfolio (DAVVL)
197,684 shares (cost $2,353,417)	2,664,785
VIP Emerging Markets Series: Service Class (DWVEMS)
19,666 shares (cost $411,694)	420,853
VIP Small Cap Value Series: Service Class (DWVSVS)
262,054 shares (cost $9,345,956)	10,896,185
Stock Index Fund, Inc. - Initial Shares (DSIF)
8,796,232 shares (cost $245,773,101)	359,238,108
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
277,245 shares (cost $7,090,566)	12,220,976
Floating-Rate Income Fund (ETVFR)
2,705,646 shares (cost $25,476,064)	25,514,241
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
3,640 shares (cost $40,945)	41,749
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
807,111 shares (cost $3,288,462)	4,318,045
Mid Cap Growth Portfolio- Class 1 (OGGO)
164,995 shares (cost $2,945,352)	4,039,089
Mid Cap Value Portfolio: Class 1 (JPMMV1)
611,759 shares (cost $5,523,971)	6,466,292
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
646,978 shares (cost $18,831,214)	20,522,134
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
891,462 shares (cost $32,068,641)	46,712,632
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
1,741,201 shares (cost $9,560,435)	14,521,618
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
982,825 shares (cost $40,643,870)	40,217,219
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
100,568 shares (cost $1,707,520)	1,908,779
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,107,499 shares (cost $23,991,374)	23,822,310
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
62,238 shares (cost $1,135,437)	1,458,233

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Investors Growth Stock Series - Initial Class (MIGIC)
245,349 shares (cost $2,523,863)	$3,758,753
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
36,141 shares (cost $657,548)	797,642
New Discovery Series - Service Class (MNDSC)
102,563 shares (cost $1,717,749)	2,155,884
Research International Series - Service Class (MVRISC)
313,436 shares (cost $3,591,095)	4,491,536
Value Series - Initial Class (MVFIC)
550,819 shares (cost $7,229,705)	10,619,799
Value Series - Service Class (MVFSC)
1,540,151 shares (cost $21,685,381)	29,309,070
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2,638,186 shares (cost $44,050,734)	56,932,049
Core Plus Fixed Income Portfolio - Class I (MSVFI)
172,713 shares (cost $1,737,383)	1,763,399
Emerging Markets Debt Portfolio - Class I (MSEM)
4,639,411 shares (cost $39,186,610)	38,135,958
Global Real Estate Portfolio - Class II (VKVGR2)
311,593 shares (cost $2,955,878)	2,913,392
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
935,938 shares (cost $10,776,795)	13,486,860
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
50,499 shares (cost $1,217,937)	1,566,993
U.S. Real Estate Portfolio - Class I (MSVRE)
1,080,586 shares (cost $15,699,253)	17,008,427
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,050,408 shares (cost $29,313,124)	39,757,408
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
318,443 shares (cost $5,444,533)	7,636,269
American Funds NVIT Bond Fund - Class II (GVABD2)
137,032 shares (cost $1,537,871)	1,537,504
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
221,379 shares (cost $5,039,868)	6,738,792
American Funds NVIT Growth Fund - Class II (GVAGR2)
130,124 shares (cost $6,849,773)	10,165,290
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
58,441 shares (cost $2,150,195)	3,183,305
Federated NVIT High Income Bond Fund - Class I (HIBF)
2,501,885 shares (cost $17,254,494)	17,288,023
Federated NVIT High Income Bond Fund - Class III (HIBF3)
1,553,087 shares (cost $10,694,948)	10,716,302
NVIT Emerging Markets Fund - Class I (GEM)
780,833 shares (cost $9,177,533)	9,213,833
NVIT Emerging Markets Fund - Class III (GEM3)
749,108 shares (cost $8,355,089)	8,824,498
NVIT International Equity Fund - Class I (GIG)
1,214,661 shares (cost $11,088,203)	13,057,601
NVIT International Equity Fund - Class III (GIG3)
398,103 shares (cost $3,453,973)	4,283,593
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
25,298 shares (cost $202,701)	270,430
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,510,816 shares (cost $12,417,512)	17,223,297
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
63,348 shares (cost $768,627)	955,282
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
316,789 shares (cost $3,009,586)	3,541,706

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Cardinal Balanced Fund - Class I (NVCRB1)
13,883,043 shares (cost $141,585,371)	$165,624,704
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
561,546 shares (cost $5,971,425)	6,867,712
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
418,490 shares (cost $4,503,648)	4,544,806
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
518,327 shares (cost $5,522,483)	6,256,210
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
613,711 shares (cost $6,081,913)	7,290,885
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
270,875 shares (cost $2,963,450)	3,134,024
NVIT Core Bond Fund - Class I (NVCBD1)
80,412 shares (cost $906,863)	859,609
NVIT Core Plus Bond Fund - Class I (NVLCP1)
86,494 shares (cost $1,007,468)	964,408
NVIT Nationwide Fund - Class I (TRF)
7,318,655 shares (cost $65,673,832)	96,533,066
NVIT Government Bond Fund - Class I (GBF)
8,158,538 shares (cost $95,701,304)	88,112,210
American Century NVIT Growth Fund - Class I (CAF)
825,358 shares (cost $10,338,842)	16,597,959
NVIT International Index Fund - Class II (GVIX2)
1,029,285 shares (cost $8,777,237)	10,179,631
NVIT International Index Fund - Class VI (GVIX6)
174,653 shares (cost $1,461,016)	1,722,078
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,212,655 shares (cost $19,044,427)	27,702,440
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
115,498 shares (cost $1,574,191)	1,744,019
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
17,242 shares (cost $269,175)	301,214
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,027,328 shares (cost $10,680,634)	10,838,316
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
5,627,533 shares (cost $53,562,374)	72,707,721
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
5,927,276 shares (cost $62,053,881)	79,662,589
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,425,810 shares (cost $14,256,237)	16,810,297
NVIT Mid Cap Index Fund - Class I (MCIF)
3,112,545 shares (cost $53,701,787)	76,008,361
NVIT Money Market Fund - Class I (SAM)
64,730,206 shares (cost $64,730,206)	64,730,206
NVIT Money Market Fund - Class V (SAM5)
219,440,865 shares (cost $219,440,865)	219,440,865
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
1,443,756 shares (cost $11,420,498)	17,411,695
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
58,719 shares (cost $801,369)	681,723
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
483,027 shares (cost $5,007,073)	5,588,625
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
903,576 shares (cost $8,705,705)	11,872,988
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
626,781 shares (cost $5,670,996)	7,471,232
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,663,115 shares (cost $23,087,315)	36,644,458

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
10,292 shares (cost $122,772)	$136,064
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
984,948 shares (cost $9,006,250)	13,040,707
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
641,495 shares (cost $9,281,935)	15,280,402
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,603,103 shares (cost $25,862,823)	42,795,019
NVIT Multi-Manager Small Company Fund - Class I (SCF)
1,993,745 shares (cost $28,893,890)	54,907,748
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,291,061 shares (cost $11,483,735)	11,697,017
NVIT Short Term Bond Fund - Class I (NVSTB1)
3,411,046 shares (cost $35,962,500)	35,645,432
NVIT Short Term Bond Fund - Class II (NVSTB2)
179,780 shares (cost $1,881,930)	1,873,310
NVIT Large Cap Growth Fund - Class I (NVOLG1)
5,739,797 shares (cost $87,472,280)	134,827,826
Templeton NVIT International Value Fund - Class III (NVTIV3)
36,477 shares (cost $445,629)	520,529
Invesco NVIT Comstock Value Fund - Class I (EIF)
760,362 shares (cost $8,070,207)	11,778,013
NVIT Real Estate Fund - Class I (NVRE1)
3,450,813 shares (cost $28,419,554)	30,746,748
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
135 shares (cost $1,548)	1,599
NVIT Small Cap Index Fund Class II (NVSIX2)
4,619 shares (cost $59,676)	64,706
NVIT S&P 500 Index Fund Class I (GVEX1)
39,551 shares (cost $481,431)	508,630
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
286 shares (cost $3,252)	3,411
VPS Growth and Income Portfolio - Class A (ALVGIA)
533,227 shares (cost $10,624,777)	14,823,702
VPS International Value Portfolio - Class A (ALVIVA)
776,144 shares (cost $10,780,550)	11,634,395
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
642,869 shares (cost $11,663,799)	14,715,266
VP Income & Growth Fund - Class I (ACVIG)
2,297,935 shares (cost $15,303,231)	21,072,067
American Century VP Inflation Protection Fund - Class II (ACVIP2)
1,301,611 shares (cost $15,109,411)	13,601,833
VP International Fund - Class I (ACVI)
358,208 shares (cost $2,945,720)	3,847,149
VP Mid Cap Value Fund - Class I (ACVMV1)
608,474 shares (cost $9,146,547)	11,238,518
VP Ultra(R) Fund - Class I (ACVU1)
95,760 shares (cost $1,047,947)	1,409,590
VP Value Fund - Class I (ACVV)
2,392,910 shares (cost $16,121,548)	20,220,091
VP Vista(SM) Fund - Class I (ACVVS1)
74,407 shares (cost $1,263,947)	1,685,325
MidCap Stock Portfolio - Initial Shares (DVMCS)
78,946 shares (cost $1,245,337)	1,647,607
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,368,420 shares (cost $58,029,999)	81,252,611
Appreciation Portfolio - Initial Shares (DCAP)
744,465 shares (cost $27,287,342)	35,697,099

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Opportunistic Small Cap Portfolio: Initial Shares (DSC)
28,980 shares (cost $964,605)	$1,362,937
International Value Portfolio - Initial Shares (DVIV)
963,805 shares (cost $9,749,144)	11,392,170
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
103,516 shares (cost $1,542,593)	1,767,021
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
9,236 shares (cost $116,714)	147,691
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
113,603 shares (cost $681,814)	802,036
Quality Bond Fund II - Primary Shares (FQB)
2,480,663 shares (cost $27,455,330)	28,353,983
VIP Contrafund(R) Portfolio - Service Class (FCS)
1,956,162 shares (cost $49,080,518)	66,978,975
VIP Energy Portfolio - Service Class 2 (FNRS2)
401,931 shares (cost $8,185,248)	9,578,015
VIP Equity-Income Portfolio - Service Class (FEIS)
2,987,522 shares (cost $58,376,385)	69,310,499
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
203,471 shares (cost $2,291,346)	2,500,660
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
1,501,348 shares (cost $16,643,851)	18,901,977
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
629,831 shares (cost $7,031,030)	8,074,427
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
158,715 shares (cost $1,669,396)	1,728,409
VIP Growth Opportunities Portfolio - Service Class (FGOS)
73,789 shares (cost $1,498,253)	2,207,025
VIP Growth Portfolio - Service Class (FGS)
1,399,879 shares (cost $51,430,277)	79,793,116
VIP High Income Portfolio - Service Class (FHIS)
2,347,832 shares (cost $13,375,228)	13,546,993
VIP High Income Portfolio - Service Class R (FHISR)
724,234 shares (cost $4,107,170)	4,157,104
VIP Index 500 Portfolio - Initial Class (FIP)
175,963 shares (cost $24,563,956)	32,780,139
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
3,008,814 shares (cost $39,017,985)	36,827,880
VIP Mid Cap Portfolio - Service Class (FMCS)
1,367,246 shares (cost $41,498,985)	49,439,602
VIP Overseas Portfolio - Service Class (FOS)
568,789 shares (cost $9,241,532)	11,694,307
VIP Overseas Portfolio - Service Class R (FOSR)
625,405 shares (cost $9,800,189)	12,833,317
VIP Value Strategies Portfolio - Service Class (FVSS)
362,675 shares (cost $3,477,074)	5,200,760
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
2,605 shares (cost $29,928)	29,801
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
598,202 shares (cost $6,866,000)	7,423,685
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
612,219 shares (cost $7,046,863)	7,940,484
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
266,485 shares (cost $4,141,792)	4,884,670
Franklin Income Securities Fund - Class 2 (FTVIS2)
400,636 shares (cost $5,895,279)	6,438,217
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
658,793 shares (cost $14,388,963)	18,538,447

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
465,130 shares (cost $6,585,746)	$11,414,279
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
425,108 shares (cost $7,773,405)	10,232,353
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
12,572 shares (cost $275,439)	287,149
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
380,668 shares (cost $3,923,808)	3,852,361
Templeton Foreign Securities Fund - Class 1 (TIF)
87,391 shares (cost $1,290,254)	1,534,593
Templeton Foreign Securities Fund - Class 2 (TIF2)
960,751 shares (cost $13,421,464)	16,563,348
Templeton Foreign Securities Fund - Class 3 (TIF3)
419,360 shares (cost $5,560,905)	7,204,609
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2,281,752 shares (cost $43,420,535)	42,440,581
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
595,813 shares (cost $11,228,244)	11,094,044
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
90,673 shares (cost $682,786)	672,794
Mid Cap Value- Institutional Shares (GVMCE)
3,298,625 shares (cost $45,043,672)	61,486,361
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
72,220 shares (cost $577,863)	619,651
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
256,141 shares (cost $5,209,737)	6,165,310
Baron Growth Opportunities Fund Service Class (BNCAI)
235,736 shares (cost $9,265,348)	10,655,521
Short Duration Bond Portfolio - I Class Shares (AMTB)
330,759 shares (cost $3,704,501)	3,565,587
Guardian Portfolio - I Class Shares (AMGP)
44,154 shares (cost $963,524)	1,178,469
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
71,609 shares (cost $2,096,274)	2,940,979
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
69,687 shares (cost $967,356)	1,048,099
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
328,034 shares (cost $4,516,676)	5,373,196
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
159,998 shares (cost $2,274,141)	3,079,955
Socially Responsive Portfolio - I Class Shares (AMSRS)
138,737 shares (cost $1,851,866)	3,013,374
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
302,009 shares (cost $12,569,046)	17,480,263
Global Securities Fund/VA - Class 3 (OVGS3)
486,653 shares (cost $13,909,144)	20,025,781
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,429,661 shares (cost $38,504,812)	58,415,933
International Growth Fund/VA - Non-Service Shares (OVIG)
230,943 shares (cost $564,686)	593,523
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,005,100 shares (cost $21,266,728)	31,399,329
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
239,827 shares (cost $4,554,460)	6,667,187
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
375,993 shares (cost $17,318,026)	28,015,261
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2,416,635 shares (cost $13,038,030)	13,001,495

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

All Asset Portfolio - Administrative Class (PMVAAA)
2,430,276 shares (cost $27,145,969)	$26,441,402
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
278,094 shares (cost $3,179,967)	2,986,727
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
180,893 shares (cost $2,007,500)	1,798,081
Low Duration Portfolio - Administrative Class (PMVLDA)
5,949,229 shares (cost $63,109,847)	63,121,316
Real Return Portfolio - Administrative Class (PMVRRA)
7,692,063 shares (cost $107,004,121)	96,919,991
Total Return Portfolio - Administrative Class (PMVTRA)
38,359,455 shares (cost $435,720,472)	421,186,814
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
58,279 shares (cost $1,419,588)	1,462,806
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
607,391 shares (cost $6,284,063)	6,371,531
Putnam VT Growth and Income Fund - Class IB (PVGIB)
41,561 shares (cost $735,264)	993,717
Putnam VT International Equity Fund - Class IB (PVTIGB)
79,919 shares (cost $871,207)	1,142,039
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
476 shares (cost $8,868)	9,923
Putnam VT Voyager Fund - Class IB (PVTVB)
38,287 shares (cost $1,472,781)	1,973,703
Growth and Income Fund - Series I Shares (ACGI)
167,834 shares (cost $3,305,388)	4,412,348
VI American Franchise Fund - Series I Shares (ACEG)
23,457 shares (cost $913,560)	1,187,648
VI Value Opportunities Fund - Series I Shares (AVBVI)
56,759 shares (cost $377,689)	531,262
VI High Yield Fund - Series I Shares (AVHY1)
1,830,195 shares (cost $10,077,970)	10,432,111
VI International Growth Fund - Series I Shares (AVIE)
1,565,712 shares (cost $45,674,823)	55,300,932
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
89,468 shares (cost $1,127,171)	1,353,657
Micro-Cap Portfolio - Investment Class (ROCMC)
1,967,474 shares (cost $21,803,027)	25,242,690
Variable Fund - Multi-Hedge Strategies (RVARS)
7,391 shares (cost $167,497)	168,151
Equity Income Portfolio - II (TREI2)
2,516,404 shares (cost $54,630,300)	71,415,547
Health Sciences Portfolio - II (TRHS2)
703,246 shares (cost $15,602,710)	20,956,728
Limited-Term Bond Portfolio (TRLT1)
2,973,379 shares (cost $14,607,533)	14,599,291
Mid-Cap Growth Portfolio - II (TRMCG2)
1,126,613 shares (cost $26,498,592)	30,407,290
New America Growth Portfolio (TRNAG1)
1,613,652 shares (cost $37,996,465)	42,874,736
Personal Strategy Balanced Portfolio (TRPSB1)
180,030 shares (cost $3,667,636)	3,840,041
Blue Chip Growth Portfolio (TRBCGP)
435,584 shares (cost $7,113,959)	8,267,386
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
990,717 shares (cost $12,571,052)	14,761,684
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,363,238 shares (cost $44,062,349)	42,792,056

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Insurance Fund - Balanced Portfolio (VVB)
259,460 shares (cost $5,186,520)	$6,138,828
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
917,054 shares (cost $12,533,781)	16,598,679
Variable Insurance Fund - International Portfolio (VVI)
243,430 shares (cost $4,454,730)	5,423,625
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
767,601 shares (cost $12,483,433)	15,943,073
Variable Insurance Fund - REIT Index Portfolio (VVREI)
587,467 shares (cost $6,939,019)	6,973,238
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
440,864 shares (cost $4,731,705)	4,708,425
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
166,172 shares (cost $3,834,417)	4,470,021
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
696,099 shares (cost $8,434,698)	8,165,244
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,211,149 shares (cost $12,655,674)	16,046,025
Variable Insurance Portfolios - Growth (WRGP)
258,670 shares (cost $2,870,741)	3,448,774
Variable Insurance Portfolios - High Income (WRHIP)
5,660,608 shares (cost $21,607,992)	22,619,224
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
174,983 shares (cost $1,674,950)	1,876,400
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
529,027 shares (cost $4,376,417)	4,180,108
Variable Insurance Portfolios - Science and Technology (WRSTP)
613,931 shares (cost $12,692,912)	16,320,674
Advantage VT Discovery Fund (SVDF)
424,375 shares (cost $10,190,172)	14,937,997
Advantage VT Opportunity Fund - Class 2 (SVOF)
380,711 shares (cost $7,551,131)	9,955,596
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
642,544 shares (cost $5,649,527)	7,209,340

Total Investments	$4,637,636,243

Accounts Receivable-Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	7,175
Accounts Receivable-Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	3
Accounts Receivable-VP International Fund - Class I (ACVI)	6,459
Accounts Receivable-VIP Contrafund(R) Portfolio - Service Class (FCS)	136,010
Accounts Receivable-VIP Growth Opportunities Portfolio - Service Class (FGOS)	100,595
Accounts Receivable-VIP Growth Portfolio - Service Class (FGS)	91,268
Accounts Receivable-Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	14,308
Accounts Receivable-Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	65,782
Accounts Receivable-Putnam VT Small Cap Value Fund - Class IB (PVTSCB)	8

Other Accounts Payable	(233,099)
Accounts Payable-Large Cap Core V.I. Fund - Class II (MLVLC2)	(3,245)
Accounts Payable-Calvert VP SRI Equity Portfolio (CVSSE)	(666)
Accounts Payable-Mid Cap Growth Portfolio- Class 1 (OGGO)	(2,925)
Accounts Payable-Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	(9,472)
Accounts Payable-Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	(15,627)
Accounts Payable-Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	(8,278)
Accounts Payable-Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	(2,500)
Accounts Payable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	(4,051)
Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	(13,697)
Accounts Payable-NVIT Nationwide Fund - Class I (TRF)	(175,859)
Accounts Payable-American Century NVIT Growth Fund - Class I (CAF)	(9,785)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Accounts Payable-NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	$(7,470)
Accounts Payable-NVIT Money Market Fund - Class I (SAM)	(205,538)
Accounts Payable-NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	(6,521)
Accounts Payable-NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	(3,438)
Accounts Payable-NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	(4,078)
Accounts Payable-NVIT Multi-Manager Small Company Fund - Class I (SCF)	(17,715)
Accounts Payable-Invesco NVIT Comstock Value Fund - Class I (EIF)	(3,708)
Accounts Payable-VPS Growth and Income Portfolio - Class A (ALVGIA)	(4,507)
Accounts Payable-VP Ultra(R) Fund - Class I (ACVU1)	(3,931)
Accounts Payable-VP Value Fund - Class I (ACVV)	(6,801)
Accounts Payable-VP Vista(SM) Fund - Class I (ACVVS1)	(1,715)
Accounts Payable-MidCap Stock Portfolio - Initial Shares (DVMCS)	(3,787)
Accounts Payable-VIP High Income Portfolio - Service Class (FHIS)	(9,740)
Accounts Payable-VIP Overseas Portfolio - Service Class (FOS)	(7,839)
Accounts Payable-VIP Value Strategies Portfolio - Service Class (FVSS)	(3,578)
Accounts Payable-Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	(2,649)
Accounts Payable-Templeton Foreign Securities Fund - Class 2 (TIF2)	(8,971)
Accounts Payable-Baron Growth Opportunities Fund Service Class (BNCAI)	(9,009)
Accounts Payable-Guardian Portfolio - I Class Shares (AMGP)	(3,626)
Accounts Payable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(4,574)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(4,271)
Accounts Payable-Small-Cap Growth Portfolio - S Class Shares (AMFAS)	(2,616)
Accounts Payable-Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	(7,396)
Accounts Payable-VI Value Opportunities Fund - Series I Shares (AVBVI)	(1,338)
Accounts Payable-Micro-Cap Portfolio - Investment Class (ROCMC)	(14,330)
Accounts Payable-Mid-Cap Growth Portfolio - II (TRMCG2)	(13,783)
Accounts Payable-VIP Trust Emerging Markets Fund - Initial Class (VWEM)	(16,502)
Accounts Payable-Variable Insurance Portfolios - Growth (WRGP)	(3,457)
Accounts Payable-Variable Insurance Portfolios - Real Estate Securities (WRRESP)	(1,048)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(5,823)

$4,637,188,888

Contract Owners’ Equity:
Accumulation units	4,637,188,888

Total Contract Owners’ Equity (note 8)	$4,637,188,888

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	ALVDAA	ACVIP1	AMVAA2	AMVBD2	AMVGS2	AMVGR2	AMVI2
Reinvested dividends	$66,555,921	596	1,496	47,779	1,318	21,489	198,494	39,842
Asset charges (note 3)	(5,440,266)	-	(292)	(6,651)	(53)	(4,585)	(46,490)	(5,782)

Net investment income (loss)	61,115,655	596	1,204	41,128	1,265	16,904	152,004	34,060

Realized gain (loss) on investments	118,719,940	150	(623)	113,919	2,804	100,399	573,259	108,318
Change in unrealized gain (loss) on investments	449,973,712	7,617	(8,755)	512,408	(5,926)	383,222	4,654,794	398,267

Net gain (loss) on investments	568,693,652	7,767	(9,378)	626,327	(3,122)	483,621	5,228,053	506,585

Reinvested capital gains	62,745,732	581	109	-	785	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$692,555,039	8,944	(8,065)	667,455	(1,072)	500,525	5,380,057	540,645

Investment Activity:	MLVLC2	MLVGA2	CVSSE	DAVVL	DWVEMS	DWVSVS	DSIF	DSRG
Reinvested dividends	$25,170	106,699	203	21,195	112	47,864	5,874,939	135,866
Asset charges (note 3)	(5,335)	-	(508)	(2,017)	(116)	(20,479)	(442,763)	(866)

Net investment income (loss)	19,835	106,699	(305)	19,178	(4)	27,385	5,432,176	135,000

Realized gain (loss) on investments	295,813	212,457	32,402	164,657	257	416,972	805,544	546,427
Change in unrealized gain (loss) on investments	438,986	663,957	20,898	393,976	9,158	1,405,694	77,274,259	2,546,040

Net gain (loss) on investments	734,799	876,414	53,300	558,633	9,415	1,822,666	78,079,803	3,092,467

Reinvested capital gains	-	375,334	16,693	179,246	-	429,548	3,349,248	-

Net increase (decrease) in contract owners’ equity resulting from operations	$754,634	1,358,447	69,688	757,057	9,411	2,279,599	86,861,227	3,227,467

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	ETVFR	GVGMNS	IVKMG1	OGGO	JPMMV1	JABS	JACAS	JAGTS
Reinvested dividends	$834,439	18	15,610	2,193	39,443	342,128	254,151	-
Asset charges (note 3)	(25,776)	-	(2,795)	(7,454)	(8,834)	(27,969)	(36,321)	(5,753)

Net investment income (loss)	808,663	18	12,815	(5,261)	30,609	314,159	217,830	(5,753)

Realized gain (loss) on investments	62,177	110	96,972	481,260	122,182	182,155	5,214,102	1,744,544
Change in unrealized gain (loss) on investments	(201,264)	786	1,082,813	601,579	859,020	1,810,550	6,203,993	2,212,702

Net gain (loss) on investments	(139,087)	896	1,179,785	1,082,839	981,202	1,992,705	11,418,095	3,957,246

Reinvested capital gains	157,038	1,009	-	206,668	42,386	766,071	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$826,614	1,923	1,192,600	1,284,246	1,054,197	3,072,935	11,635,925	3,951,493

Investment Activity:	JAIGS	JAMVS	LZREMS	LOVMCV	MIGIC	MNDIC	MNDSC	MVRISC
Reinvested dividends	$1,207,637	19,110	342,753	5,620	22,963	-	-	70,444
Asset charges (note 3)	(27,360)	(4,123)	(49,776)	(2,552)	-	-	(3,253)	(9,476)

Net investment income (loss)	1,180,277	14,987	292,977	3,068	22,963	-	(3,253)	60,968

Realized gain (loss) on investments	(66,965)	200,961	(465,062)	51,099	173,828	25,650	15,697	75,131
Change in unrealized gain (loss) on investments	4,098,191	193,295	(292,362)	273,931	632,754	137,455	420,231	545,587

Net gain (loss) on investments	4,031,226	394,256	(757,424)	325,030	806,582	163,105	435,928	620,718

Reinvested capital gains	-	32,727	142,641	-	114,868	4,994	14,331	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,211,503	441,970	(321,806)	328,098	944,413	168,099	447,006	681,686

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM	VKVGR2	MSVMG	MSVEG
Reinvested dividends	$117,226	259,453	687,079	68,349	1,645,183	87,361	44,673	8,905
Asset charges (note 3)	-	(55,567)	(109,232)	-	(42,325)	(5,441)	(27,168)	(4,054)

Net investment income (loss)	117,226	203,886	577,847	68,349	1,602,858	81,920	17,505	4,851

Realized gain (loss) on investments	860,687	2,046,774	2,432,380	36,049	191,427	285,009	(104,004)	143,734
Change in unrealized gain (loss) on investments	1,914,460	5,368,825	8,859,175	(110,481)	(6,111,832)	(316,598)	3,644,262	393,090

Net gain (loss) on investments	2,775,147	7,415,599	11,291,555	(74,432)	(5,920,405)	(31,589)	3,540,258	536,824

Reinvested capital gains	30,323	79,614	-	-	504,268	-	277,194	74,256

Net increase (decrease) in contract owners’ equity resulting from operations	$2,922,696	7,699,099	11,869,402	(6,083)	(3,813,279)	50,331	3,834,957	615,931

Investment Activity:	MSVRE	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$255,569	688,922	89,468	29,269	23,328	29,209	27,608	1,121,056
Asset charges (note 3)	(50,385)	-	-	-	-	-	-	(33,690)

Net investment income (loss)	205,184	688,922	89,468	29,269	23,328	29,209	27,608	1,087,366

Realized gain (loss) on investments	4,818,466	870,217	140,221	41,213	228,218	708,414	239,093	430,636
Change in unrealized gain (loss) on investments	(4,501,707)	7,819,670	1,191,311	(117,435)	1,271,504	1,620,058	534,457	(296,561)

Net gain (loss) on investments	316,759	8,689,887	1,331,532	(76,222)	1,499,722	2,328,472	773,550	134,075

Reinvested capital gains	-	722,334	1,663	487	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$521,943	10,101,143	1,422,663	(46,466)	1,523,050	2,357,681	801,158	1,221,441

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	HIBF3	GEM	GEM3	GIG	GIG3	NVIE6	NVNMO1	NVNSR1
Reinvested dividends	$695,602	106,773	103,268	64,026	19,593	1,343	158,847	6,940
Asset charges (note 3)	-	(16,455)	-	(12,391)	-	-	-	-

Net investment income (loss)	695,602	90,318	103,268	51,635	19,593	1,343	158,847	6,940

Realized gain (loss) on investments	113,059	160,811	644,378	281,671	247,716	3,850	546,139	24,773
Change in unrealized gain (loss) on investments	(90,685)	(213,482)	(753,364)	1,584,521	353,652	36,191	4,123,577	177,700

Net gain (loss) on investments	22,374	(52,671)	(108,986)	1,866,192	601,368	40,041	4,669,716	202,473

Reinvested capital gains	-	-	-	-	-	-	643,980	-

Net increase (decrease) in contract owners’ equity resulting from operations	$717,976	37,647	(5,718)	1,917,827	620,961	41,384	5,472,543	209,413

Investment Activity:	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1
Reinvested dividends	$39,626	2,692,905	101,886	88,254	100,180	98,387	51,976	22,467
Asset charges (note 3)	(20)	(150,707)	(97)	(64)	(95)	(10)	(877)	-

Net investment income (loss)	39,606	2,542,198	101,789	88,190	100,085	98,377	51,099	22,467

Realized gain (loss) on investments	164,487	358,570	177,855	97,461	227,565	178,502	39,288	5,777
Change in unrealized gain (loss) on investments	444,154	14,936,440	687,143	(24,553)	517,067	748,466	122,255	(58,915)

Net gain (loss) on investments	608,641	15,295,010	864,998	72,908	744,632	926,968	161,543	(53,138)

Reinvested capital gains	68,963	3,319,805	167,023	66,634	144,168	264,738	53,849	9,684

Net increase (decrease) in contract owners’ equity resulting from operations	$717,210	21,157,013	1,133,810	227,732	988,885	1,290,083	266,491	(20,987)

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	NVLCP1	TRF	GBF	CAF	GVIX2	GVIX6	GVIDA	NVDBL2
Reinvested dividends	$17,472	1,176,230	1,832,369	101,579	246,776	42,414	412,077	27,963
Asset charges (note 3)	-	(54,274)	(172,322)	(1,755)	(14,987)	-	(10,138)	-

Net investment income (loss)	17,472	1,121,956	1,660,047	99,824	231,789	42,414	401,939	27,963

Realized gain (loss) on investments	(9,191)	1,293,468	(3,640,129)	1,264,030	240,819	18,449	633,966	13,868
Change in unrealized gain (loss) on investments	(33,703)	20,954,580	(4,578,319)	2,580,640	1,128,503	208,279	4,829,540	143,916

Net gain (loss) on investments	(42,894)	22,248,048	(8,218,448)	3,844,670	1,369,322	226,728	5,463,506	157,784

Reinvested capital gains	13,015	-	1,123,667	-	-	-	-	14,880

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,407)	23,370,004	(5,434,734)	3,944,494	1,601,111	269,142	5,865,445	200,627

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	SAM5
Reinvested dividends	$4,866	189,960	1,170,646	1,256,939	282,926	770,770	-	-
Asset charges (note 3)	-	(7,136)	(24,682)	(11,819)	(5,096)	(84,309)	(16,584)	(416,398)

Net investment income (loss)	4,866	182,824	1,145,964	1,245,120	277,830	686,461	(16,584)	(416,398)

Realized gain (loss) on investments	35,472	214,540	1,626,580	(1,112,567)	465,216	4,480,349	-	-
Change in unrealized gain (loss) on investments	14,125	(33,718)	8,319,900	15,501,270	741,655	12,015,204	-	-

Net gain (loss) on investments	49,597	180,822	9,946,480	14,388,703	1,206,871	16,495,553	-	-

Reinvested capital gains	3,469	174,807	-	-	212,768	1,750,862	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$57,932	538,453	11,092,444	15,633,823	1,697,469	18,932,876	(16,584)	(416,398)

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMIG3	GVDIVI	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2
Reinvested dividends	$203,534	15,813	118,054	81,295	94,785	-	1,445	141,864
Asset charges (note 3)	-	-	-	(1,675)	(1,334)	(34)	(171)	-

Net investment income (loss)	203,534	15,813	118,054	79,620	93,451	(34)	1,274	141,864

Realized gain (loss) on investments	547,969	(60,189)	(419,461)	554,294	315,314	1,651,004	6,242	432,989
Change in unrealized gain (loss) on investments	2,417,328	177,970	1,316,337	1,880,881	1,393,294	6,529,519	12,701	2,452,056

Net gain (loss) on investments	2,965,297	117,781	896,876	2,435,175	1,708,608	8,180,523	18,943	2,885,045

Reinvested capital gains	-	-	-	753,542	342,142	2,348,925	2,652	555,966

Net increase (decrease) in contract owners’ equity resulting from operations	$3,168,831	133,594	1,014,930	3,268,337	2,144,201	10,529,414	22,869	3,582,875

Investment Activity:	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVTIV3
Reinvested dividends	$-	314,946	66,639	417,221	461,718	20,116	941,915	8,621
Asset charges (note 3)	(5,897)	(18,179)	(51,943)	(4,026)	(42,963)	-	-	-

Net investment income (loss)	(5,897)	296,767	14,696	413,195	418,755	20,116	941,915	8,621

Realized gain (loss) on investments	885,046	578,986	3,906,486	373,450	109,720	5,149	3,177,553	(12,971)
Change in unrealized gain (loss) on investments	3,396,041	11,847,815	13,422,303	(938,477)	(428,836)	(25,553)	33,777,678	78,146

Net gain (loss) on investments	4,281,087	12,426,801	17,328,789	(565,027)	(319,116)	(20,404)	36,955,231	65,175

Reinvested capital gains	737,104	-	-	-	30,097	1,560	-	3,617

Net increase (decrease) in contract owners’ equity resulting from operations	$5,012,294	12,723,568	17,343,485	(151,832)	129,736	1,272	37,897,146	77,413

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	EIF	NVRE1	NVLCAP	NVSIX2	GVEX1	NOTMG3	ALVGIA	ALVIVA
Reinvested dividends	$-	476,524	31	856	6,165	27	145,676	626,085
Asset charges (note 3)	(625)	(13,853)	-	-	-	-	(17,546)	(14,773)

Net investment income (loss)	(625)	462,671	31	856	6,165	27	128,130	611,312

Realized gain (loss) on investments	53,465	1,551,607	3	2,193	1,830	-	879,806	12,062
Change in unrealized gain (loss) on investments	2,980,295	(3,349,784)	51	5,030	27,199	160	2,400,528	1,240,492

Net gain (loss) on investments	3,033,760	(1,798,177)	54	7,223	29,029	160	3,280,334	1,252,554

Reinvested capital gains	-	2,272,112	4	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,033,135	936,606	89	8,079	35,194	187	3,408,464	1,863,866

Investment Activity:	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1	ACVV	ACVVS1
Reinvested dividends	$78,991	416,281	483,991	59,726	112,485	6,161	289,743	-
Asset charges (note 3)	(10,329)	(7,444)	-	(7,084)	(6,266)	(1,835)	(34,165)	(2,680)

Net investment income (loss)	68,662	408,837	483,991	52,642	106,219	4,326	255,578	(2,680)

Realized gain (loss) on investments	925,456	137,812	342,397	231,827	495,255	131,905	1,418,879	382,804
Change in unrealized gain (loss) on investments	2,237,923	5,152,588	(4,917,879)	436,898	1,602,669	240,942	3,042,559	17,162

Net gain (loss) on investments	3,163,379	5,290,400	(4,575,482)	668,725	2,097,924	372,847	4,461,438	399,966

Reinvested capital gains	733,227	-	1,268,059	-	117,016	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,965,268	5,699,237	(2,823,432)	721,367	2,321,159	377,173	4,717,016	397,286

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	DVMCS	DVSCS	DCAP	DSC	DVIV	SVSSVB	SVSLVB	FVCA2P
Reinvested dividends	$15,441	593,616	708,299	-	202,556	6,079	2,846	7,105
Asset charges (note 3)	(2,018)	(107,301)	(37,798)	-	(22,497)	(1,384)	(418)	-

Net investment income (loss)	13,423	486,315	670,501	-	180,059	4,695	2,428	7,105

Realized gain (loss) on investments	142,326	3,624,163	2,790,233	160,779	(153,558)	149,721	14,873	8,583
Change in unrealized gain (loss) on investments	241,036	16,355,753	3,300,259	324,209	2,097,621	164,592	26,768	81,546

Net gain (loss) on investments	383,362	19,979,916	6,090,492	484,988	1,944,063	314,313	41,641	90,129

Reinvested capital gains	-	729,964	88,212	-	-	-	-	14,532

Net increase (decrease) in contract owners’ equity resulting from operations	$396,785	21,196,195	6,849,205	484,988	2,124,122	319,008	44,069	111,766

Investment Activity:	FQB	FCS	FNRS2	FEIS	FF10S	FF20S	FF30S	FFINS
Reinvested dividends	$1,246,409	596,040	63,703	1,555,946	38,487	307,383	119,908	24,560
Asset charges (note 3)	(28,680)	(134,575)	-	(45,676)	(682)	(19,370)	(5,354)	(3,411)

Net investment income (loss)	1,217,729	461,465	63,703	1,510,270	37,805	288,013	114,554	21,149

Realized gain (loss) on investments	579,177	6,882,893	655,824	(1,724,147)	212,515	705,517	197,038	7,030
Change in unrealized gain (loss) on investments	(1,536,154)	9,195,806	1,262,756	11,838,895	32,108	1,082,133	839,514	38,969

Net gain (loss) on investments	(956,977)	16,078,699	1,918,580	10,114,748	244,623	1,787,650	1,036,552	45,999

Reinvested capital gains	-	17,473	56,208	4,303,485	26,766	208,534	92,230	14,902

Net increase (decrease) in contract owners’ equity resulting from operations	$260,752	16,557,637	2,038,491	15,928,503	309,194	2,284,197	1,243,336	82,050

					(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	FGOS	FGS	FHIS	FHISR	FIP	FIGBS	FMCS	FOS
Reinvested dividends	$3,805	135,545	790,029	240,892	574,270	864,773	182,773	133,042
Asset charges (note 3)	(2,572)	(49,071)	(18,212)	-	(63,678)	(52,620)	(38,008)	(16,553)

Net investment income (loss)	1,233	86,474	771,817	240,892	510,592	812,153	144,765	116,489

Realized gain (loss) on investments	101,349	2,414,973	654,390	70,255	1,675,919	(58,571)	5,633,438	2,535,002
Change in unrealized gain (loss) on investments	440,928	19,140,261	(664,211)	(47,337)	6,071,802	(1,879,303)	2,426,696	714,615

Net gain (loss) on investments	542,277	21,555,234	(9,821)	22,918	7,747,721	(1,937,874)	8,060,134	3,249,617

Reinvested capital gains	1,028	48,908	-	-	307,610	461,406	5,761,658	39,523

Net increase (decrease) in contract owners’ equity resulting from operations	$544,538	21,690,616	761,996	263,810	8,565,923	(664,315)	13,966,557	3,405,629

Investment Activity:	FOSR	FVSS	FF05S	FF15S	FF25S	FF40S	FTVIS2	FTVRDI
Reinvested dividends	$148,469	39,202	274	121,765	141,215	70,308	384,999	287,012
Asset charges (note 3)	-	(1,183)	(991)	(12,646)	(17,175)	(9,521)	-	-

Net investment income (loss)	148,469	38,019	(717)	109,119	124,040	60,787	384,999	287,012

Realized gain (loss) on investments	(225,079)	585,343	34,410	128,424	484,275	162,837	207,479	2,033,505
Change in unrealized gain (loss) on investments	3,129,620	600,051	(127)	436,814	621,525	665,299	201,966	2,000,430

Net gain (loss) on investments	2,904,541	1,185,394	34,283	565,238	1,105,800	828,136	409,445	4,033,935

Reinvested capital gains	43,740	-	95	85,327	115,352	47,611	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,096,750	1,223,413	33,661	759,684	1,345,192	936,534	794,444	4,320,947

					(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	FTVSVI	FTVSV2	FTVMD2	FTVDM3	TIF	TIF2	TIF3	FTVGI2
Reinvested dividends	$156,845	110,081	6,474	87,415	36,332	324,918	159,967	1,932,945
Asset charges (note 3)	-	(17,262)	(607)	-	-	(31,983)	-	(52,142)

Net investment income (loss)	156,845	92,819	5,867	87,415	36,332	292,935	159,967	1,880,803

Realized gain (loss) on investments	424,566	826,614	9,576	84,348	9,319	572,152	128,513	(48,562)
Change in unrealized gain (loss) on investments	2,515,040	1,556,526	12,935	(271,902)	252,465	2,097,163	1,089,829	(1,715,794)

Net gain (loss) on investments	2,939,606	2,383,140	22,511	(187,554)	261,784	2,669,315	1,218,342	(1,764,356)

Reinvested capital gains	173,687	142,063	26,905	-	-	-	-	499,060

Net increase (decrease) in contract owners’ equity resulting from operations	$3,270,138	2,618,022	55,283	(100,139)	298,116	2,962,250	1,378,309	615,507

Investment Activity:	FTVGI3	FTVFA2	GVMCE	GVGOPS	SBVSG	BNCAI	AMTB	AMGP
Reinvested dividends	$568,963	57,618	482,741	-	1,710	48,180	76,739	7,893
Asset charges (note 3)	-	-	(123,957)	(850)	(9,165)	(24,728)	-	(1,346)

Net investment income (loss)	568,963	57,618	358,784	(850)	(7,455)	23,452	76,739	6,547

Realized gain (loss) on investments	190,435	14,502	4,490,178	16,435	171,098	3,030,022	(2,344)	77,627
Change in unrealized gain (loss) on investments	(733,691)	(56,023)	5,335,962	43,842	906,060	(267,104)	(51,767)	165,557

Net gain (loss) on investments	(543,256)	(41,521)	9,826,140	60,277	1,077,158	2,762,918	(54,111)	243,184

Reinvested capital gains	148,341	84,028	4,657,900	38,983	390,777	888,074	-	50,106

Net increase (decrease) in contract owners’ equity resulting from operations	$174,048	100,125	14,842,824	98,410	1,460,480	3,674,444	22,628	299,837

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS
Year Ended December 31, 2013
Investment Activity:	AMCG	AMTP	AMRI	AMFAS	AMSRS	OVGR	OVGS3	OVGS
Reinvested dividends	$-	11,157	58,505	-	19,210	165,515	242,423	712,909
Asset charges (note 3)	(6,511)	(1,341)	(11,366)	(2,404)	-	(38,495)	-	(89,828)

Net investment income (loss)	(6,511)	9,816	47,139	(2,404)	19,210	127,020	242,423	623,081

Realized gain (loss) on investments	546,575	460,320	162,618	157,558	185,853	1,927,411	96,421	1,380,542
Change in unrealized gain (loss) on investments	292,896	(109,936)	1,259,192	642,040	658,644	2,378,329	3,957,292	10,477,399

Net gain (loss) on investments	839,471	350,384	1,421,810	799,598	844,497	4,305,740	4,053,713	11,857,941

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$832,960	360,200	1,468,949	797,194	863,707	4,432,760	4,296,136	12,481,022

Investment Activity:	OVIG	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVFBA	PMVLGA
Reinvested dividends	$-	312,892	55,301	3,001	181,697	1,271,115	54,383	24,694
Asset charges (note 3)	(138)	(9,879)	-	(12,583)	-	(52,840)	(1,159)	(2,412)

Net investment income (loss)	(138)	303,013	55,301	(9,582)	181,697	1,218,275	53,224	22,282

Realized gain (loss) on investments	3,455	799,595	961,743	1,142,692	(37,649)	214,098	(114,267)	(53,157)
Change in unrealized gain (loss) on investments	28,836	6,763,774	835,090	6,622,210	(69,435)	(1,479,642)	(150,954)	(171,211)

Net gain (loss) on investments	32,291	7,563,369	1,796,833	7,764,902	(107,084)	(1,265,544)	(265,221)	(224,368)

Reinvested capital gains	-	-	72,803	-	-	-	29,700	81,481

Net increase (decrease) in contract owners’ equity resulting from operations	$32,153	7,866,382	1,924,937	7,755,320	74,613	(47,269)	(182,297)	(120,605)

					(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	PMVLDA	PMVRRA	PMVTRA	PIVEMI	PIHYB1	PVGIB	PVTIGB	PVTSCB
Reinvested dividends	$791,730	1,781,137	9,511,835	15,773	376,540	16,492	14,504	32
Asset charges (note 3)	(107,545)	(225,959)	(754,846)	(1,974)	(13,891)	-	-	(9)

Net investment income (loss)	684,185	1,555,178	8,756,989	13,799	362,649	16,492	14,504	23

Realized gain (loss) on investments	343,633	1,152,924	1,512,291	(59,815)	34,094	143,773	57,724	569
Change in unrealized gain (loss) on investments	(1,169,651)	(14,342,737)	(23,579,056)	24,038	(9,948)	129,299	184,489	755

Net gain (loss) on investments	(826,018)	(13,189,813)	(22,066,765)	(35,777)	24,146	273,072	242,213	1,324

Reinvested capital gains	-	792,718	3,716,337	-	413,499	-	-	54

Net increase (decrease) in contract owners’ equity resulting from operations	$(141,833)	(10,841,917)	(9,593,439)	(21,978)	800,294	289,564	256,717	1,401

Investment Activity:	PVTVB	ACGI	ACEG	AVBVI	AVHY1	AVIE	AVMCCI	ROCMC
Reinvested dividends	$10,749	60,409	3,847	6,628	447,071	612,378	8,303	121,971
Asset charges (note 3)	-	(9,633)	-	(819)	(20,354)	(106,493)	(2,757)	(65,569)

Net investment income (loss)	10,749	50,776	3,847	5,809	426,717	505,885	5,546	56,402

Realized gain (loss) on investments	9,260	155,776	9,583	90,525	444,120	1,374,988	24,906	(454,604)
Change in unrealized gain (loss) on investments	504,027	913,481	292,019	66,097	(221,996)	6,629,746	170,187	4,935,996

Net gain (loss) on investments	513,287	1,069,257	301,602	156,622	222,124	8,004,734	195,093	4,481,392

Reinvested capital gains	-	35,714	-	-	-	-	83,817	639,204

Net increase (decrease) in contract owners’ equity resulting from operations	$524,036	1,155,747	305,449	162,431	648,841	8,510,619	284,456	5,176,998

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	ROCSC	RVARS	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1
Reinvested dividends	$-	-	835,688	-	96,264	-	-	49,141
Asset charges (note 3)	(2,663)	-	(141,967)	(18,586)	(16,439)	(61,346)	(77,882)	(6,561)

Net investment income (loss)	(2,663)	-	693,721	(18,586)	79,825	(61,346)	(77,882)	42,580

Realized gain (loss) on investments	382,956	(10)	4,603,810	1,391,919	(27,862)	(91,832)	1,813,457	216,051
Change in unrealized gain (loss) on investments	(11,604)	654	10,566,494	4,201,937	84	6,022,061	4,278,696	60,941

Net gain (loss) on investments	371,352	644	15,170,304	5,593,856	(27,778)	5,930,229	6,092,153	276,992

Reinvested capital gains	-	-	-	813,844	-	2,435,549	6,309,586	228,295

Net increase (decrease) in contract owners’ equity resulting from operations	$368,689	644	15,864,025	6,389,114	52,047	8,304,432	12,323,857	547,867

Investment Activity:	TRBCGP	VWEM	VWHA	VVB	VVDV	VVI	VVMCI	VVREI
Reinvested dividends	$2,176	246,630	293,631	117,903	323,823	67,121	114,688	39,302
Asset charges (note 3)	(6,621)	(11,867)	(56,940)	(11,313)	(31,369)	(10,006)	(24,573)	(6,681)

Net investment income (loss)	(4,445)	234,763	236,691	106,590	292,454	57,115	90,115	32,621

Realized gain (loss) on investments	35,795	1,206,280	(2,083,713)	91,903	472,487	191,009	378,143	104,563
Change in unrealized gain (loss) on investments	1,153,496	147,621	5,261,913	659,146	3,069,193	776,481	2,698,889	(182,073)

Net gain (loss) on investments	1,189,291	1,353,901	3,178,200	751,049	3,541,680	967,490	3,077,032	(77,510)

Reinvested capital gains	-	-	839,369	102,897	-	-	358,399	47,008

Net increase (decrease) in contract owners’ equity resulting from operations	$1,184,846	1,588,664	4,254,260	960,536	3,834,134	1,024,605	3,525,546	2,119

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	VVSTC	VVSCG	VVHGB	WRASP	WRGP	WRHIP	WRMCG	WRRESP
Reinvested dividends	$93,742	-	199,414	199,241	10,275	915,090	-	36,818
Asset charges (note 3)	(9,371)	(3,417)	(16,348)	(7,717)	(4,815)	(36,846)	(1,452)	(3,111)

Net investment income (loss)	84,371	(3,417)	183,066	191,524	5,460	878,244	(1,452)	33,707

Realized gain (loss) on investments	9,592	8,811	(9,148)	942,727	121,094	232,555	42,020	368,285
Change in unrealized gain (loss) on investments	(93,450)	635,604	(466,959)	2,417,541	552,549	686,039	181,201	(478,952)

Net gain (loss) on investments	(83,858)	644,415	(476,107)	3,360,268	673,643	918,594	223,221	(110,667)

Reinvested capital gains	35,901	-	88,628	-	183,681	-	28,607	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,414	640,998	(204,413)	3,551,792	862,784	1,796,838	250,376	(76,960)

Investment Activity:	WRSTP	SVDF	SVOF	WFVSCG
Reinvested dividends	$-	857	18,347	-
Asset charges (note 3)	(14,987)	(15,368)	(20,159)	(11,343)

Net investment income (loss)	(14,987)	(14,511)	(1,812)	(11,343)

Realized gain (loss) on investments	459,432	925,691	582,387	921,804
Change in unrealized gain (loss) on investments	3,351,161	3,076,194	1,857,479	1,762,039

Net gain (loss) on investments	3,810,593	4,001,885	2,439,866	2,683,843

Reinvested capital gains	487,507	332,489	-	301,406

Net increase (decrease) in contract owners’ equity resulting from operations	$4,283,113	4,319,863	2,438,054	2,973,906

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		ALVDAA		ACVIP1		AMVAA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$61,115,655	59,955,257	596	-	1,204	-	41,128	44,693
Realized gain (loss) on investments	118,719,940	62,348,520	150	-	(623)	-	113,919	196,438
Change in unrealized gain (loss) on investments	449,973,712	255,631,786	7,617	5	(8,755)	-	512,408	48,537
Reinvested capital gains	62,745,732	79,135,294	581	-	109	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	692,555,039	457,070,857	8,944	5	(8,065)	-	667,455	289,668

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	259,006,635	227,395,906	5,298	-	21	-	699,553	220,394
Transfers between funds	-	-	166,287	84	414,959	-	223,354	1,404,524
Surrenders (note 6)	(255,195,018)	(263,186,354)	-	-	(2,059)	-	(317,090)	(405,503)
Death Benefits (note 4)	(17,857,720)	(14,188,056)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,810,948)	(2,325,835)	-	-	-	-	(3,877)	(649)
Deductions for surrender charges (note 2d)	(913,903)	(1,248,229)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(105,254,809)	(107,075,191)	(2,717)	(13)	(1,815)	-	(33,190)	(53,312)
Asset charges (note 3):
FPVUL & VEL contracts	(5,540,769)	(5,227,185)	(185)	-	-	-	(765)	(628)
MSP contracts	(288,779)	(280,486)	-	-	-	-	-	-
SL contracts or LSFP contracts	(704,778)	(693,218)	-	-	-	-	-	-
Adjustments to maintain reserves	151,627	81,747	(3)	(4)	2	-	(1)	(435)

Net equity transactions	(138,408,462)	(166,746,901)	168,680	67	411,108	-	567,984	1,164,391

Net change in contract owners’ equity	554,146,577	290,323,956	177,624	72	403,043	-	1,235,439	1,454,059
Contract owners’ equity beginning of period	4,083,042,311	3,792,718,355	72	-	-	-	2,771,221	1,317,162

Contract owners’ equity end of period	$4,637,188,888	4,083,042,311	177,696	72	403,043	-	4,006,660	2,771,221

CHANGES IN UNITS:
Beginning units	255,557,179	264,138,478	7	-	-	-	250,210	137,762
Units purchased	36,012,059	41,628,904	15,686	9	44,563	-	72,151	165,437
Units redeemed	(40,704,136)	(50,210,203)	(263)	(2)	(418)	-	(29,227)	(52,989)

Ending units	250,893,361	255,557,179	15,430	7	43,953	-	293,121	250,210

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMVBD2		AMVGS2		AMVGR2		AMVI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,265	5,623	16,904	17,651	152,004	101,229	34,060	24,167
Realized gain (loss) on investments	2,804	11,239	100,399	30,252	573,259	2,757	108,318	17,998
Change in unrealized gain (loss) on investments	(5,926)	400	383,222	226,845	4,654,794	2,564,170	398,267	140,006
Reinvested capital gains	785	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,072)	17,262	500,525	274,748	5,380,057	2,668,156	540,645	182,171

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,748	6,822	88,767	73,623	223,734	24,671	359,864	187,673
Transfers between funds	(155,633)	(364,043)	273,471	(6,238)	784,028	3,235,923	847,615	1,400,155
Surrenders (note 6)	-	(16,422)	(50,683)	(23,755)	(385,110)	(1,622,750)	(108,000)	-
Death Benefits (note 4)	(816)	-	(2,882)	(3,679)	(49,742)	(31,524)	(14,005)	(10,545)
Net policy repayments (loans) (note 5)	-	2,033	-	-	(11)	(33)	(21,638)	(382)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,374)	(20,576)	(32,797)	(33,880)	(220,368)	(182,717)	(42,340)	(19,608)
Asset charges (note 3):
FPVUL & VEL contracts	(236)	(574)	(334)	(586)	(4)	-	(138)	(114)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	39	7	10	43	120	7	22

Net equity transactions	(157,304)	(392,721)	275,549	5,495	352,570	1,423,690	1,021,365	1,557,201

Net change in contract owners’ equity	(158,376)	(375,459)	776,074	280,243	5,732,627	4,091,846	1,562,010	1,739,372
Contract owners’ equity beginning of period	232,400	607,859	1,663,017	1,382,774	17,928,302	13,836,456	1,937,447	198,075

Contract owners’ equity end of period	$74,024	232,400	2,439,091	1,663,017	23,660,929	17,928,302	3,499,457	1,937,447

CHANGES IN UNITS:
Beginning units	19,064	52,811	176,306	172,798	1,723,465	1,564,847	210,084	25,258
Units purchased	871	1,369	39,528	33,238	234,057	378,802	122,238	188,515
Units redeemed	(13,709)	(35,116)	(18,322)	(29,730)	(218,207)	(220,184)	(19,717)	(3,689)

Ending units	6,226	19,064	202,172	176,306	1,752,402	1,723,465	312,711	210,084

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MLVLC2		MLVGA2		CVSSE		DAVVL
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$19,835	27,065	106,699	139,257	(305)	(271)	19,178	42,498
Realized gain (loss) on investments	295,813	107,107	212,457	94,583	32,402	49,203	164,657	17,073
Change in unrealized gain (loss) on investments	438,986	125,294	663,957	599,858	20,898	(12,036)	393,976	81,193
Reinvested capital gains	-	-	375,334	28,359	16,693	8,138	179,246	167,142

Net increase (decrease) in contract owners’ equity resulting from operations	754,634	259,466	1,358,447	862,057	69,688	45,034	757,057	307,906

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	219,276	126,762	436,995	486,524	253	11,507	365,752	209,538
Transfers between funds	(490,876)	115,492	482,356	904,571	(19,199)	(116,774)	(1,076,318)	75,881
Surrenders (note 6)	(132,407)	(54,895)	(990,252)	(362,418)	(7,091)	(2,358)	(95,541)	(40,816)
Death Benefits (note 4)	-	-	(83,686)	(83,018)	-	-	(11,932)	-
Net policy repayments (loans) (note 5)	(4,475)	(29)	(14,078)	(57,931)	-	-	(22,034)	(14,400)
Deductions for surrender charges (note 2d)	-	-	(4,109)	(5,269)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,187)	(32,607)	(383,159)	(332,226)	(2,124)	(2,600)	(31,394)	(29,721)
Asset charges (note 3):
FPVUL & VEL contracts	(225)	(200)	(28,702)	(25,362)	-	-	(3,025)	(2,500)
MSP contracts	-	-	(853)	(942)	-	-	-	-
SL contracts or LSFP contracts	-	-	(5,248)	(5,360)	-	-	-	-
Adjustments to maintain reserves	(83)	413	(17)	2	(34)	17	13	11

Net equity transactions	(446,977)	154,936	(590,753)	518,571	(28,195)	(110,208)	(874,479)	197,993

Net change in contract owners’ equity	307,657	414,402	767,694	1,380,628	41,493	(65,174)	(117,422)	505,899
Contract owners’ equity beginning of period	2,428,694	2,014,292	9,664,120	8,283,492	246,571	311,745	2,782,221	2,276,322

Contract owners’ equity end of period	$2,736,351	2,428,694	10,431,814	9,664,120	288,064	246,571	2,664,799	2,782,221

CHANGES IN UNITS:
Beginning units	182,994	170,390	680,130	642,091	12,766	18,607	298,582	276,086
Units purchased	27,105	35,102	67,595	140,004	1,001	1,203	34,929	38,495
Units redeemed	(55,473)	(22,498)	(106,825)	(101,965)	(2,383)	(7,044)	(119,304)	(15,999)

Ending units	154,703	182,994	640,899	680,130	11,383	12,766	214,206	298,582

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DWVEMS		DWVSVS		DSIF		DSRG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4)	-	27,385	(724)	5,432,176	5,170,929	135,000	79,605
Realized gain (loss) on investments	257	-	416,972	5,345	805,544	(8,310,492)	546,427	386,520
Change in unrealized gain (loss) on investments	9,158	-	1,405,694	144,347	77,274,259	28,300,455	2,546,040	654,218
Reinvested capital gains	-	-	429,548	92,551	3,349,248	13,113,026	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,411	-	2,279,599	241,519	86,861,227	38,273,918	3,227,467	1,120,343

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	24,618	-	445,195	114,566	16,746,529	13,381,438	806,893	827,237
Transfers between funds	391,187	-	4,377,861	3,667,056	6,846,391	(4,233,138)	(149,495)	(107,210)
Surrenders (note 6)	(441)	-	(56,995)	(22,667)	(16,569,865)	(18,533,502)	(748,744)	(808,576)
Death Benefits (note 4)	-	-	(21,669)	(9,398)	(948,006)	(802,912)	(45,948)	(105,802)
Net policy repayments (loans) (note 5)	-	-	(657)	3,888	(723,713)	31,716	51,171	149,746
Deductions for surrender charges (note 2d)	-	-	-	-	(17,927)	(38,480)	(1)	(276)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,922)	-	(121,437)	(19,640)	(8,017,830)	(7,839,002)	(675,967)	(686,879)
Asset charges (note 3):
FPVUL & VEL contracts	(1)	-	(169)	(15)	(407,815)	(366,387)	(48,758)	(44,351)
MSP contracts	-	-	-	-	(12,864)	(11,816)	(1,370)	(1,218)
SL contracts or LSFP contracts	-	-	-	-	(59,267)	(57,004)	(1,818)	(1,810)
Adjustments to maintain reserves	9	-	16	21	4,911	2,202	2,629	852

Net equity transactions	411,450	-	4,622,145	3,733,811	(3,159,456)	(18,466,885)	(811,408)	(778,287)

Net change in contract owners’ equity	420,861	-	6,901,744	3,975,330	83,701,771	19,807,033	2,416,059	342,056
Contract owners’ equity beginning of period	-	-	3,994,444	19,114	275,529,192	255,722,159	9,812,092	9,470,036

Contract owners’ equity end of period	$420,861	-	10,896,188	3,994,444	359,230,963	275,529,192	12,228,151	9,812,092

CHANGES IN UNITS:
Beginning units	-	-	391,672	2,125	18,671,915	20,051,285	657,466	711,620
Units purchased	37,445	-	526,933	394,976	1,455,191	1,055,806	53,238	66,935
Units redeemed	(397)	-	(106,323)	(5,429)	(1,629,337)	(2,435,176)	(101,479)	(121,089)

Ending units	37,049	-	804,104	391,672	18,495,758	18,671,915	609,225	657,466

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ETVFR		GVGMNS		IVKMG1		OGGO
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$808,663	321,202	18	-	12,815	(1,723)	(5,261)	(6,245)
Realized gain (loss) on investments	62,177	3,941	110	-	96,972	(43,000)	481,260	464,262
Change in unrealized gain (loss) on investments	(201,264)	239,440	786	18	1,082,813	(53,230)	601,579	(9,604)
Reinvested capital gains	157,038	6	1,009	1	-	1,052	206,668	34,768

Net increase (decrease) in contract owners’ equity resulting from operations	826,614	564,589	1,923	19	1,192,600	(96,901)	1,284,246	483,181

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	308,320	(16)	1,273	30	183,463	121,711	34,007	17,560
Transfers between funds	9,253,803	14,865,860	39,524	887	(18,926)	3,707,100	(88,234)	(436,954)
Surrenders (note 6)	(16,689)	-	-	-	(188,114)	(263,224)	(273,605)	(25,226)
Death Benefits (note 4)	(988)	-	-	-	(30,411)	-	(22,439)	(5,288)
Net policy repayments (loans) (note 5)	(23,115)	(83)	(921)	17	(58,188)	(23,556)	-	11,261
Deductions for surrender charges (note 2d)	-	-	-	-	(1,200)	(2,384)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(202,510)	(63,013)	(914)	(8)	(108,869)	(79,041)	(43,534)	(44,241)
Asset charges (note 3):
FPVUL & VEL contracts	(99)	-	(80)	(1)	(8,960)	(5,671)	-	-
MSP contracts	-	-	-	-	(298)	(194)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,181)	(695)	-	-
Adjustments to maintain reserves	(37)	(77)	(3)	5	48	243	(109)	40

Net equity transactions	9,318,685	14,802,671	38,879	930	(232,636)	3,454,289	(393,914)	(482,848)

Net change in contract owners’ equity	10,145,299	15,367,260	40,802	949	959,964	3,357,388	890,332	333
Contract owners’ equity beginning of period	15,367,260	-	949	-	3,357,388	-	3,145,832	3,145,499

Contract owners’ equity end of period	$25,512,559	15,367,260	41,751	949	4,317,352	3,357,388	4,036,164	3,145,832

CHANGES IN UNITS:
Beginning units	1,438,087	-	92	-	341,791	-	139,414	161,522
Units purchased	886,216	1,444,098	3,645	93	36,853	420,975	7,972	939
Units redeemed	(21,742)	(6,011)	(172)	(1)	(57,592)	(79,184)	(22,346)	(23,047)

Ending units	2,302,534	1,438,087	3,565	92	321,052	341,791	125,039	139,414

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JPMMV1		JABS		JACAS		JAGTS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$30,609	552	314,159	331,967	217,830	206,101	(5,753)	(6,266)
Realized gain (loss) on investments	122,182	10,388	182,155	18,628	5,214,102	(425,310)	1,744,544	525,046
Change in unrealized gain (loss) on investments	859,020	37,721	1,810,550	206,583	6,203,993	9,731,923	2,212,702	1,221,256
Reinvested capital gains	42,386	-	766,071	923,173	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,054,197	48,661	3,072,935	1,480,351	11,635,925	9,512,714	3,951,493	1,740,036

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	394,715	5,219	4,022,552	3,194,045	3,053,217	2,433,578	863,085	415,466
Transfers between funds	3,206,837	1,715,673	301,587	(33,479)	(4,530,409)	(10,674,136)	(75,240)	1,906,310
Surrenders (note 6)	(15,162)	-	(676,165)	(437,386)	(3,312,953)	(2,123,881)	(1,641,583)	(1,042,171)
Death Benefits (note 4)	(279)	-	(365,340)	(27,197)	(135,465)	(162,218)	(41,887)	(18,867)
Net policy repayments (loans) (note 5)	(4,971)	-	(146,642)	40,019	(528,321)	(228,960)	132,405	(169,448)
Deductions for surrender charges (note 2d)	-	-	(170)	(325)	(5,651)	(8,241)	(3,440)	(4,046)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(54,729)	(5,433)	(386,524)	(368,822)	(1,371,183)	(1,514,739)	(526,335)	(509,096)
Asset charges (note 3):
FPVUL & VEL contracts	(305)	(8)	(13,481)	(11,669)	(96,547)	(94,461)	(38,559)	(33,002)
MSP contracts	-	-	(35)	(37)	(2,565)	(2,351)	(892)	(875)
SL contracts or LSFP contracts	-	-	(1,340)	(1,353)	(7,940)	(7,946)	(2,764)	(1,985)
Adjustments to maintain reserves	2	-	(106)	71	(2,202)	160	65	(30)

Net equity transactions	3,526,108	1,715,451	2,734,336	2,353,867	(6,940,019)	(12,383,195)	(1,335,145)	542,256

Net change in contract owners’ equity	4,580,305	1,764,112	5,807,271	3,834,218	4,695,906	(2,870,481)	2,616,348	2,282,292
Contract owners’ equity beginning of period	1,885,985	121,873	14,705,391	10,871,173	42,001,099	44,871,580	11,896,992	9,614,700

Contract owners’ equity end of period	$6,466,290	1,885,985	20,512,662	14,705,391	46,697,005	42,001,099	14,513,340	11,896,992

CHANGES IN UNITS:
Beginning units	99,517	7,723	703,225	587,594	3,302,617	4,379,176	1,913,179	1,847,506
Units purchased	162,364	92,092	216,043	235,446	172,583	227,377	201,694	1,577,050
Units redeemed	(3,370)	(298)	(97,540)	(119,815)	(676,434)	(1,303,936)	(390,912)	(1,511,377)

Ending units	258,597	99,517	821,725	703,225	2,806,731	3,302,617	1,724,013	1,913,179

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAIGS		JAMVS		LZREMS		LOVMCV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,180,277	237,954	14,987	11,850	292,977	303,937	3,068	5,564
Realized gain (loss) on investments	(66,965)	1,193,655	200,961	(8,679)	(465,062)	(253,246)	51,099	40,967
Change in unrealized gain (loss) on investments	4,098,191	(1,994,975)	193,295	70,792	(292,362)	3,528,565	273,931	77,680
Reinvested capital gains	-	5,115,505	32,727	105,466	142,641	252,336	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,211,503	4,552,139	441,970	179,429	(321,806)	3,831,592	328,098	124,211

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,861,885	2,151,306	188,148	146,142	1,427,478	971,528	55,364	18,226
Transfers between funds	(3,930,118)	2,194,348	(738,669)	265,832	1,418,887	1,677,404	51,854	68,007
Surrenders (note 6)	(4,027,551)	(3,186,752)	(61,098)	(5,311)	(778,427)	(346,007)	(69,739)	(8,950)
Death Benefits (note 4)	(123,020)	(64,263)	(6,193)	(461)	(91,665)	(69,582)	(537)	-
Net policy repayments (loans) (note 5)	(261,080)	(269,142)	(3,740)	(173)	(48,097)	9,996	(2,054)	(643)
Deductions for surrender charges (note 2d)	(19,960)	(9,368)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,200,397)	(1,268,978)	(39,279)	(37,779)	(267,251)	(207,733)	(13,322)	(13,771)
Asset charges (note 3):
FPVUL & VEL contracts	(91,958)	(78,780)	(185)	(145)	(2,134)	(1,375)	(31)	(28)
MSP contracts	(3,014)	(2,856)	-	-	-	-	-	-
SL contracts or LSFP contracts	(10,175)	(8,398)	-	-	-	-	-	-
Adjustments to maintain reserves	199	5,919	293	(277)	(376)	160	(63)	12

Net equity transactions	(7,805,189)	(536,964)	(660,723)	367,828	1,658,415	2,034,391	21,472	62,853

Net change in contract owners’ equity	(2,593,686)	4,015,175	(218,753)	547,257	1,336,609	5,865,983	349,570	187,064
Contract owners’ equity beginning of period	42,805,297	38,790,122	2,127,531	1,580,274	22,485,704	16,619,721	1,106,163	919,099

Contract owners’ equity end of period	$40,211,611	42,805,297	1,908,778	2,127,531	23,822,313	22,485,704	1,455,733	1,106,163

CHANGES IN UNITS:
Beginning units	2,835,962	2,931,730	189,721	155,792	1,981,197	1,783,698	83,197	78,912
Units purchased	135,954	2,089,328	42,067	58,822	321,811	262,841	7,769	16,368
Units redeemed	(641,843)	(2,185,096)	(96,435)	(24,893)	(170,098)	(65,342)	(6,771)	(12,083)

Ending units	2,331,866	2,835,962	135,589	189,721	2,130,245	1,981,197	84,220	83,197

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MIGIC		MNDIC		MNDSC		MVRISC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$22,963	14,769	-	-	(3,253)	(310)	60,968	55,584
Realized gain (loss) on investments	173,828	50,807	25,650	(122)	15,697	(191)	75,131	44,439
Change in unrealized gain (loss) on investments	632,754	285,536	137,455	2,638	420,231	17,905	545,587	347,214
Reinvested capital gains	114,868	153,989	4,994	728	14,331	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	944,413	505,101	168,099	3,244	447,006	17,404	681,686	447,237

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	171,860	207,020	43,092	298	121,765	-	243,208	72,572
Transfers between funds	127,854	9,991	609,436	85,431	938,884	654,561	90,946	2,278,447
Surrenders (note 6)	(379,936)	(313,658)	(64,897)	-	-	-	(82,739)	(1,734)
Death Benefits (note 4)	(22,724)	(5,047)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(93,056)	(67,920)	(20,205)	(7,321)	(5,591)	-	(5)	(27)
Deductions for surrender charges (note 2d)	(2,036)	(8,497)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(155,249)	(165,992)	(16,694)	(995)	(16,842)	(1,284)	(59,082)	(32,173)
Asset charges (note 3):
FPVUL & VEL contracts	(14,880)	(14,020)	(1,772)	(72)	(24)	-	(215)	(111)
MSP contracts	(66)	(145)	-	-	-	-	-	-
SL contracts or LSFP contracts	(799)	(640)	-	-	-	-	-	-
Adjustments to maintain reserves	(1)	189	2	(6)	11	2	8	137

Net equity transactions	(369,033)	(358,719)	548,962	77,335	1,038,203	653,279	192,121	2,317,111

Net change in contract owners’ equity	575,380	146,382	717,061	80,579	1,485,209	670,683	873,807	2,764,348
Contract owners’ equity beginning of period	3,183,370	3,036,988	80,579	-	670,683	-	3,617,731	853,383

Contract owners’ equity end of period	$3,758,750	3,183,370	797,640	80,579	2,155,892	670,683	4,491,538	3,617,731

CHANGES IN UNITS:
Beginning units	172,283	192,257	7,796	-	65,112	-	403,657	110,565
Units purchased	11,393	16,083	54,558	8,638	85,199	65,241	38,246	297,602
Units redeemed	(27,547)	(36,057)	(7,823)	(842)	(1,758)	(129)	(18,657)	(4,510)

Ending units	156,129	172,283	54,531	7,796	148,553	65,112	423,329	403,657

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MVFIC		MVFSC		MVIVSC		MSVFI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$117,226	140,781	203,886	271,876	577,847	491,176	68,349	110,066
Realized gain (loss) on investments	860,687	16,085	2,046,774	768,500	2,432,380	1,148,239	36,049	(52,242)
Change in unrealized gain (loss) on investments	1,914,460	1,003,415	5,368,825	1,963,294	8,859,175	3,607,201	(110,481)	160,775
Reinvested capital gains	30,323	65,262	79,614	171,373	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,922,696	1,225,543	7,699,099	3,175,043	11,869,402	5,246,616	(6,083)	218,599

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	536,026	842,540	2,616,004	1,283,084	1,735,546	647,969	86,985	113,505
Transfers between funds	(33,869)	46,607	(1,603,049)	869,555	3,587,206	13,701,915	(414,866)	(200,129)
Surrenders (note 6)	(596,523)	(729,374)	(87,363)	(1,568,404)	(429,745)	(2,811,338)	(173,381)	(134,883)
Death Benefits (note 4)	(17,287)	(120,797)	(197,599)	(10,708)	(160,695)	(35,941)	(4,550)	(6,184)
Net policy repayments (loans) (note 5)	(192,046)	31,743	(133,118)	(49,796)	(57,335)	(507)	(7,824)	(20,655)
Deductions for surrender charges (note 2d)	(9,946)	(2,820)	-	-	-	-	(1,575)	(2,254)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(313,173)	(333,138)	(385,026)	(310,085)	(561,692)	(433,463)	(82,350)	(113,837)
Asset charges (note 3):
FPVUL & VEL contracts	(24,736)	(23,501)	(5,081)	(2,883)	(2,566)	(1,721)	(7,273)	(8,724)
MSP contracts	(962)	(874)	-	-	-	-	(518)	(533)
SL contracts or LSFP contracts	(6,990)	(5,648)	-	-	-	-	(861)	(1,116)
Adjustments to maintain reserves	(19)	1	(884)	182	(3,621)	272	(10)	-

Net equity transactions	(659,525)	(295,261)	203,884	210,945	4,107,098	11,067,186	(606,223)	(374,810)

Net change in contract owners’ equity	2,263,171	930,282	7,902,983	3,385,988	15,976,500	16,313,802	(612,306)	(156,211)
Contract owners’ equity beginning of period	8,356,622	7,426,340	21,406,037	18,020,049	40,955,451	24,641,649	2,375,733	2,531,944

Contract owners’ equity end of period	$10,619,793	8,356,622	29,309,020	21,406,037	56,931,951	40,955,451	1,763,427	2,375,733

CHANGES IN UNITS:
Beginning units	394,370	407,456	2,084,955	2,030,171	2,528,785	1,760,148	159,977	186,591
Units purchased	38,962	46,403	236,524	332,527	351,001	991,113	8,066	9,184
Units redeemed	(64,512)	(59,489)	(211,816)	(277,743)	(101,720)	(222,476)	(48,919)	(35,798)

Ending units	368,819	394,370	2,108,924	2,084,955	2,760,169	2,528,785	119,123	159,977

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSEM		VKVGR2		MSVMG		MSVEG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,602,858	1,054,620	81,920	5,496	17,505	(27,293)	4,851	(3,441)
Realized gain (loss) on investments	191,427	474,725	285,009	20,627	(104,004)	854,664	143,734	(8,947)
Change in unrealized gain (loss) on investments	(6,111,832)	4,721,664	(316,598)	375,598	3,644,262	(1,344,140)	393,090	55,189
Reinvested capital gains	504,268	-	-	-	277,194	1,466,688	74,256	72,022

Net increase (decrease) in contract owners’ equity resulting from operations	(3,813,279)	6,251,009	50,331	401,721	3,834,957	949,919	615,931	114,823

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	393,550	324,380	626,074	247,522	267,180	350,951	15,365	34,448
Transfers between funds	2,066,712	800,882	4,575	696,230	(1,300,756)	(416,657)	(538,659)	681,259
Surrenders (note 6)	(837,617)	(625,731)	(33,772)	(10,159)	(322,176)	(762,554)	(18,430)	(7,525)
Death Benefits (note 4)	(171,685)	(169,601)	(811)	(1,811)	(26,108)	(2,653)	-	-
Net policy repayments (loans) (note 5)	(4,577)	6,763	(49,587)	(18,176)	(91,612)	7,830	(42)	11,367
Deductions for surrender charges (note 2d)	(328)	(1,394)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(521,816)	(551,629)	(53,953)	(37,467)	(148,031)	(164,164)	(48,002)	(43,186)
Asset charges (note 3):
FPVUL & VEL contracts	(18,576)	(20,148)	(468)	(508)	(791)	(691)	(45)	(146)
MSP contracts	(270)	(371)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,685)	(2,135)	-	-	-	-	-	-
Adjustments to maintain reserves	(53)	160	347	17	251	79	366	(202)

Net equity transactions	903,655	(238,824)	492,405	875,648	(1,622,043)	(987,859)	(589,447)	676,015

Net change in contract owners’ equity	(2,909,624)	6,012,185	542,736	1,277,369	2,212,914	(37,940)	26,484	790,838
Contract owners’ equity beginning of period	41,041,916	35,029,731	2,370,646	1,093,277	11,269,895	11,307,835	1,540,514	749,676

Contract owners’ equity end of period	$38,132,292	41,041,916	2,913,382	2,370,646	13,482,809	11,269,895	1,566,998	1,540,514

CHANGES IN UNITS:
Beginning units	977,094	980,681	242,254	144,741	900,392	978,986	135,128	74,986
Units purchased	79,587	45,412	143,854	106,255	39,289	158,777	21,587	70,902
Units redeemed	(70,629)	(48,999)	(95,071)	(8,742)	(154,721)	(237,371)	(63,826)	(10,760)

Ending units	985,279	977,094	290,891	242,254	785,039	900,392	93,010	135,128

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVRE		NVAMV1		GVAAA2		GVABD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$205,184	156,675	688,922	318,235	89,468	75,662	29,269	44,860
Realized gain (loss) on investments	4,818,466	3,025,611	870,217	297,092	140,221	(41,946)	41,213	105,267
Change in unrealized gain (loss) on investments	(4,501,707)	417,183	7,819,670	2,526,918	1,191,311	773,860	(117,435)	(50,724)
Reinvested capital gains	-	-	722,334	1,313,345	1,663	-	487	-

Net increase (decrease) in contract owners’ equity resulting from operations	521,943	3,599,469	10,101,143	4,455,590	1,422,663	807,576	(46,466)	99,403

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	258,687	509,569	1,858,590	1,923,909	414,845	311,402	107,171	109,250
Transfers between funds	(6,012,360)	(2,817,002)	121,615	(1,228,431)	604,008	815,628	(126,329)	34,775
Surrenders (note 6)	(1,875,101)	(924,140)	(2,868,802)	(2,694,809)	(417,614)	(243,036)	(296,862)	(178,804)
Death Benefits (note 4)	(39,675)	(55,966)	(281,276)	(77,025)	(1,338)	(117,133)	(31,313)	(82,668)
Net policy repayments (loans) (note 5)	(1,696)	755	(86,845)	(21,514)	(148,657)	(6,911)	9,879	34,758
Deductions for surrender charges (note 2d)	-	-	(11,405)	(17,952)	(1,534)	(6,057)	(8,845)	(1,933)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(273,927)	(349,558)	(1,503,553)	(1,507,121)	(264,771)	(225,316)	(100,109)	(115,413)
Asset charges (note 3):
FPVUL & VEL contracts	(12)	(15)	(132,684)	(120,340)	(21,483)	(17,633)	(5,870)	(6,562)
MSP contracts	-	-	(5,582)	(4,733)	(5,012)	(4,372)	(810)	(844)
SL contracts or LSFP contracts	(1)	2	(15,900)	(14,324)	(7,402)	(6,504)	(1,648)	(1,973)
Adjustments to maintain reserves	(111)	228	(5)	2	16	(1)	4	(2)

Net equity transactions	(7,944,196)	(3,636,127)	(2,925,847)	(3,762,338)	151,058	500,067	(454,732)	(209,416)

Net change in contract owners’ equity	(7,422,253)	(36,658)	7,175,296	693,252	1,573,721	1,307,643	(501,198)	(110,013)
Contract owners’ equity beginning of period	24,416,983	24,453,641	32,582,111	31,888,859	6,062,552	4,754,909	2,038,705	2,148,718

Contract owners’ equity end of period	$16,994,730	24,416,983	39,757,407	32,582,111	7,636,273	6,062,552	1,537,507	2,038,705

CHANGES IN UNITS:
Beginning units	660,510	763,390	1,980,422	2,222,487	477,179	433,074	158,000	174,797
Units purchased	9,701	14,667	110,539	141,490	77,258	98,091	10,862	14,293
Units redeemed	(204,624)	(117,547)	(258,822)	(383,555)	(66,910)	(53,986)	(46,557)	(31,090)

Ending units	453,779	660,510	1,832,139	1,980,422	487,528	477,179	122,305	158,000

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$23,328	43,219	29,209	16,709	27,608	25,480	1,087,366	1,696,825
Realized gain (loss) on investments	228,218	234,101	708,414	(238,967)	239,093	160,270	430,636	781,252
Change in unrealized gain (loss) on investments	1,271,504	697,124	1,620,058	1,503,853	534,457	199,394	(296,561)	327,531
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,523,050	974,444	2,357,681	1,281,595	801,158	385,144	1,221,441	2,805,608

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	277,555	291,726	635,355	443,128	101,548	107,123	939,562	859,960
Transfers between funds	686,979	(10,134)	519,881	(747,563)	180,064	103,158	(5,171,244)	(208,711)
Surrenders (note 6)	(302,786)	(622,450)	(784,366)	(547,250)	(321,585)	(428,384)	(383,729)	(1,291,182)
Death Benefits (note 4)	(74,845)	(26,275)	(16,368)	(48,381)	(2,864)	-	(79,338)	(60,980)
Net policy repayments (loans) (note 5)	(107,746)	(40,803)	(2,205)	(203,447)	(4,823)	15,684	(21,470)	(53,088)
Deductions for surrender charges (note 2d)	(2,005)	(8,916)	(13,300)	(13,916)	(152)	(2,306)	(80)	(1,215)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(216,027)	(196,171)	(297,944)	(289,238)	(81,783)	(79,218)	(293,445)	(376,300)
Asset charges (note 3):
FPVUL & VEL contracts	(19,482)	(15,995)	(25,828)	(23,705)	(7,622)	(7,054)	(11,647)	(13,439)
MSP contracts	(1,185)	(1,121)	(1,730)	(1,560)	(1,148)	(929)	(1,037)	(1,026)
SL contracts or LSFP contracts	(2,789)	(2,763)	(5,876)	(5,303)	(1,449)	(1,086)	(1,063)	(1,164)
Adjustments to maintain reserves	(1)	4	-	(2)	2	(3)	70	(139)

Net equity transactions	237,668	(632,898)	7,619	(1,437,237)	(139,812)	(293,015)	(5,023,421)	(1,147,284)

Net change in contract owners’ equity	1,760,718	341,546	2,365,300	(155,642)	661,346	92,129	(3,801,980)	1,658,324
Contract owners’ equity beginning of period	4,978,082	4,636,536	7,800,019	7,955,661	2,521,961	2,429,832	21,088,404	19,430,080

Contract owners’ equity end of period	$6,738,800	4,978,082	10,165,319	7,800,019	3,183,307	2,521,961	17,286,424	21,088,404

CHANGES IN UNITS:
Beginning units	374,929	426,331	656,818	786,500	247,986	279,694	891,109	937,774
Units purchased	70,655	32,111	80,959	46,805	24,485	23,448	49,949	46,555
Units redeemed	(51,044)	(83,513)	(77,339)	(176,487)	(37,063)	(55,156)	(261,533)	(93,220)

Ending units	394,540	374,929	660,438	656,818	235,408	247,986	679,469	891,109

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	HIBF3		GEM		GEM3		GIG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$695,602	871,040	90,318	38,325	103,268	45,610	51,635	79,202
Realized gain (loss) on investments	113,059	204,580	160,811	417,514	644,378	(1,488,062)	281,671	(274,050)
Change in unrealized gain (loss) on investments	(90,685)	337,747	(213,482)	1,303,179	(753,364)	3,137,226	1,584,521	1,624,478
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	717,976	1,413,367	37,647	1,759,018	(5,718)	1,694,774	1,917,827	1,429,630

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	541,309	716,546	154,338	271,988	610,799	718,663	628,083	572,115
Transfers between funds	(379,053)	(838,218)	(1,177,553)	(70,424)	(255,428)	(1,462,692)	1,083,332	75,310
Surrenders (note 6)	(568,838)	(682,861)	(1,256,208)	(568,795)	(584,469)	(3,205,239)	(795,340)	(582,161)
Death Benefits (note 4)	(69,642)	(202,738)	(5,460)	(20,186)	(8,931)	(28,003)	(29,951)	(17,318)
Net policy repayments (loans) (note 5)	(17,264)	32,202	(15,072)	32,265	32,935	(45,796)	(33,963)	(76,703)
Deductions for surrender charges (note 2d)	(7,206)	(12,482)	(537)	(193)	(10,334)	(15,562)	(64)	(224)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(438,307)	(486,915)	(189,435)	(276,949)	(370,262)	(464,853)	(277,201)	(258,745)
Asset charges (note 3):
FPVUL & VEL contracts	(32,936)	(35,208)	(5,987)	(7,027)	(27,706)	(33,493)	(18,319)	(16,876)
MSP contracts	(468)	(407)	(198)	(319)	(6,527)	(6,602)	(440)	(493)
SL contracts or LSFP contracts	(6,451)	(6,461)	(321)	(343)	(4,480)	(6,152)	(1,848)	(1,842)
Adjustments to maintain reserves	(17)	16	275	(132)	(2)	(37)	1,551	118

Net equity transactions	(978,873)	(1,516,526)	(2,496,158)	(640,115)	(624,405)	(4,549,766)	555,840	(306,819)

Net change in contract owners’ equity	(260,897)	(103,159)	(2,458,511)	1,118,903	(630,123)	(2,854,992)	2,473,667	1,122,811
Contract owners’ equity beginning of period	10,977,189	11,080,348	11,673,052	10,554,149	9,454,339	12,309,331	10,581,543	9,458,732

Contract owners’ equity end of period	$10,716,292	10,977,189	9,214,541	11,673,052	8,824,216	9,454,339	13,055,210	10,581,543

CHANGES IN UNITS:
Beginning units	644,890	746,693	443,026	468,043	488,948	746,323	758,056	782,269
Units purchased	69,446	118,216	8,748	47,794	34,579	46,497	145,131	108,029
Units redeemed	(125,614)	(220,019)	(103,903)	(72,811)	(70,572)	(303,872)	(106,140)	(132,242)

Ending units	588,722	644,890	347,886	443,026	452,954	488,948	796,673	758,056

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GIG3		NVIE6		NVNMO1		NVNSR1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$19,593	29,898	1,343	1,461	158,847	184,009	6,940	3,437
Realized gain (loss) on investments	247,716	203,195	3,850	21,853	546,139	121,570	24,773	(19,163)
Change in unrealized gain (loss) on investments	353,652	297,562	36,191	18,427	4,123,577	765,221	177,700	66,874
Reinvested capital gains	-	-	-	-	643,980	906,240	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	620,961	530,655	41,384	41,741	5,472,543	1,977,040	209,413	51,148

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	178,901	186,510	-	-	695,127	749,709	23,579	5,890
Transfers between funds	356,784	(282,178)	(92)	(129,798)	10,519	(488,529)	551,722	(253,372)
Surrenders (note 6)	(300,797)	(435,215)	(8,064)	(2,416)	(1,196,378)	(931,607)	(12,802)	(46,638)
Death Benefits (note 4)	(32,989)	(1,994)	-	-	(74,247)	(66,858)	(76,445)	(24,169)
Net policy repayments (loans) (note 5)	2,021	(35,703)	(358)	(9,001)	26,189	127,627	(2,905)	(55)
Deductions for surrender charges (note 2d)	(2,108)	(1,014)	(827)	(271)	(731)	(1,207)	(162)	(185)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(120,620)	(151,983)	(6,415)	(7,165)	(656,579)	(641,383)	(26,075)	(18,016)
Asset charges (note 3):
FPVUL & VEL contracts	(11,529)	(11,441)	(494)	(491)	(54,895)	(46,875)	(1,627)	(600)
MSP contracts	(863)	(783)	-	-	(1,665)	(1,446)	(15)	-
SL contracts or LSFP contracts	(1,315)	(1,307)	(810)	(830)	(3,965)	(3,181)	(527)	(517)
Adjustments to maintain reserves	1	(7)	(2)	(1)	4	(7)	4	(1)

Net equity transactions	67,486	(735,115)	(17,062)	(149,973)	(1,256,621)	(1,303,757)	454,747	(337,663)

Net change in contract owners’ equity	688,447	(204,460)	24,322	(108,232)	4,215,922	673,283	664,160	(286,515)
Contract owners’ equity beginning of period	3,595,143	3,799,603	246,109	354,341	13,007,385	12,334,102	291,127	577,642

Contract owners’ equity end of period	$4,283,590	3,595,143	270,431	246,109	17,223,307	13,007,385	955,287	291,127

CHANGES IN UNITS:
Beginning units	425,415	519,645	29,454	48,864	1,373,296	1,522,830	26,852	59,405
Units purchased	60,158	26,375	-	-	91,365	100,661	48,483	564
Units redeemed	(55,332)	(120,605)	(1,924)	(19,410)	(200,285)	(250,195)	(11,839)	(33,117)

Ending units	430,241	425,415	27,530	29,454	1,264,376	1,373,296	63,496	26,852

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

		NVCRA1		NVCRB1		NVCCA1		NVCCN1
		2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$	39,606	21,704	2,542,198	2,077,392	101,789	61,958	88,190	78,878
Realized gain (loss) on investments		164,487	8,847	358,570	139,460	177,855	45,419	97,461	68,960
Change in unrealized gain (loss) on investments		444,154	186,533	14,936,440	10,670,271	687,143	350,506	(24,553)	60,798
Reinvested capital gains		68,963	78,619	3,319,805	1,732,498	167,023	58,676	66,634	57,577

Net increase (decrease) in contract owners’ equity resulting from operations		717,210	295,703	21,157,013	14,619,621	1,133,810	516,559	227,732	266,213

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		1,005,777	633,868	1,766,110	1,673,681	1,726,498	1,209,973	1,381,905	1,117,649
Transfers between funds		127,992	(15,958)	(186,541)	(590,257)	186,673	53,629	(832,082)	883,869
Surrenders (note 6)		(204,340)	(83,909)	(71,606)	(128,811)	(319,670)	(144,168)	(456,239)	(204,917)
Death Benefits (note 4)		(2,237)	(6,682)	(780,808)	(194,478)	-	(193)	-	(168)
Net policy repayments (loans) (note 5)		(167,656)	(124,444)	(203,236)	(184,058)	(238,293)	(232,250)	(108,437)	(69,446)
Deductions for surrender charges (note 2d)		(7,216)	(247)	(3,500)	(5)	-	(1,829)	(1,395)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(139,555)	(98,784)	(1,507,287)	(1,413,729)	(257,748)	(195,567)	(201,041)	(184,438)
Asset charges (note 3):
FPVUL & VEL contracts		(8,922)	(6,346)	(11,569)	(9,390)	(18,876)	(12,502)	(12,095)	(11,420)
MSP contracts		(216)	(191)	(559)	(753)	(405)	(354)	(374)	(479)
SL contracts or LSFP contracts		(36)	(27)	(834)	(778)	(1,469)	(1,360)	(150)	(248)
Adjustments to maintain reserves		278	(294)	84	433	(11)	(1)	1,545	(1,542)

Net equity transactions		603,869	296,986	(999,746)	(848,145)	1,076,699	675,378	(228,363)	1,528,860

Net change in contract owners’ equity		1,321,079	592,689	20,157,267	13,771,476	2,210,509	1,191,937	(631)	1,795,073
Contract owners’ equity beginning of period		2,220,609	1,627,920	145,467,469	131,695,993	4,657,198	3,465,261	4,545,438	2,750,365

Contract owners’ equity end of period	$	3,541,688	2,220,609	165,624,736	145,467,469	6,867,707	4,657,198	4,544,807	4,545,438

CHANGES IN UNITS:
Beginning units		213,377	181,772	10,264,208	10,312,801	417,509	353,322	376,288	244,943
Units purchased		102,592	89,029	158,882	157,651	181,666	138,297	127,316	173,922
Units redeemed		(54,022)	(57,424)	(213,950)	(206,244)	(93,241)	(74,110)	(146,254)	(42,577)

Ending units		261,976	213,377	10,209,139	10,264,208	505,936	417,509	357,466	376,288

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$100,085	82,677	98,377	64,190	51,099	32,286	22,467	28,512
Realized gain (loss) on investments	227,565	187,773	178,502	160,406	39,288	44,254	5,777	31,232
Change in unrealized gain (loss) on investments	517,067	263,737	748,466	323,576	122,255	46,209	(58,915)	6,486
Reinvested capital gains	144,168	91,788	264,738	126,838	53,849	32,698	9,684	5,677

Net increase (decrease) in contract owners’ equity resulting from operations	988,885	625,975	1,290,083	675,010	266,491	155,447	(20,987)	71,907

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,155,454	308,528	461,072	379,312	730,443	571,494	70,236	52,913
Transfers between funds	(650,972)	(203,267)	956,270	(47,771)	447,119	437,370	83,491	27,162
Surrenders (note 6)	(273,923)	(185,349)	(281,385)	(417,941)	(4,352)	(18,867)	(205,521)	(134,234)
Death Benefits (note 4)	(202,323)	(58,761)	-	(3,272)	-	(148,972)	(1,422)	-
Net policy repayments (loans) (note 5)	(24,419)	(35,785)	(94,241)	(97,461)	(191,889)	(99,884)	2,664	(9,622)
Deductions for surrender charges (note 2d)	(4,282)	(1,289)	(3,853)	(4,663)	-	-	(21)	(1,439)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(291,634)	(268,441)	(170,873)	(166,013)	(130,190)	(102,249)	(29,323)	(33,770)
Asset charges (note 3):
FPVUL & VEL contracts	(14,428)	(15,434)	(17,016)	(15,079)	(5,401)	(3,740)	(2,533)	(2,796)
MSP contracts	(1,033)	(923)	(3,577)	(3,040)	(1,371)	(2,114)	(96)	(103)
SL contracts or LSFP contracts	(5,197)	(4,953)	(4,954)	(4,686)	(153)	(145)	(1,257)	(1,078)
Adjustments to maintain reserves	2	(4)	1,757	(1,746)	1	(2)	5	(3)

Net equity transactions	(312,755)	(465,678)	843,200	(382,360)	844,207	632,891	(83,777)	(102,970)

Net change in contract owners’ equity	676,130	160,297	2,133,283	292,650	1,110,698	788,338	(104,764)	(31,063)
Contract owners’ equity beginning of period	5,580,088	5,419,791	5,157,615	4,864,965	2,023,329	1,234,991	964,375	995,438

Contract owners’ equity end of period	$6,256,218	5,580,088	7,290,898	5,157,615	3,134,027	2,023,329	859,611	964,375

CHANGES IN UNITS:
Beginning units	489,603	534,737	475,266	514,059	168,356	114,875	72,492	80,629
Units purchased	102,357	41,918	111,241	41,616	91,865	87,328	21,107	14,746
Units redeemed	(126,728)	(87,052)	(46,941)	(80,409)	(26,051)	(33,847)	(27,723)	(22,883)

Ending units	465,232	489,603	539,732	475,266	234,164	168,356	65,876	72,492

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVLCP1		TRF		GBF		CAF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$17,472	29,072	1,121,956	1,063,425	1,660,047	2,781,071	99,824	76,038
Realized gain (loss) on investments	(9,191)	30,973	1,293,468	(2,231,546)	(3,640,129)	535,686	1,264,030	578,688
Change in unrealized gain (loss) on investments	(33,703)	(16,928)	20,954,580	11,979,240	(4,578,319)	(3,875,782)	2,580,640	1,108,487
Reinvested capital gains	13,015	23,769	-	-	1,123,667	4,319,147	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,407)	66,886	23,370,004	10,811,119	(5,434,734)	3,760,122	3,944,494	1,763,213

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,097	21,778	2,603,804	2,786,942	2,561,943	3,292,936	1,533,346	1,168,928
Transfers between funds	(150,251)	824,814	(2,577,662)	(10,677,049)	(28,691,799)	17,257,166	(379,876)	322,777
Surrenders (note 6)	(17,992)	(31,603)	(2,643,725)	(1,812,568)	(8,855,432)	(5,432,228)	(1,476,795)	(987,798)
Death Benefits (note 4)	(81,862)	(47,914)	(471,852)	(605,376)	(434,973)	(294,177)	(44,077)	(94,082)
Net policy repayments (loans) (note 5)	257	19,722	(196,741)	(200,903)	(90,191)	172,894	35,076	71,000
Deductions for surrender charges (note 2d)	-	-	(5,430)	(7,156)	(3,882)	(6,681)	(3)	(704)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,808)	(67,375)	(2,648,408)	(2,635,150)	(3,554,515)	(3,773,197)	(915,262)	(954,534)
Asset charges (note 3):
FPVUL & VEL contracts	(1,145)	(1,771)	(152,604)	(137,393)	(92,631)	(104,402)	(63,493)	(60,128)
MSP contracts	-	-	(8,241)	(7,537)	(8,270)	(8,798)	(1,600)	(1,485)
SL contracts or LSFP contracts	(1,004)	(1,040)	(6,978)	(6,426)	(22,187)	(27,223)	(3,082)	(2,464)
Adjustments to maintain reserves	2	(2)	(1,013)	1,369	(1,008)	623	(267)	54

Net equity transactions	(286,706)	716,609	(6,108,850)	(13,301,247)	(39,192,945)	11,076,913	(1,316,033)	(538,436)

Net change in contract owners’ equity	(299,113)	783,495	17,261,154	(2,490,128)	(44,627,679)	14,837,035	2,628,461	1,224,777
Contract owners’ equity beginning of period	1,263,519	480,024	79,096,053	81,586,181	132,739,247	117,902,212	13,959,713	12,734,936

Contract owners’ equity end of period	$964,406	1,263,519	96,357,207	79,096,053	88,111,568	132,739,247	16,588,174	13,959,713

CHANGES IN UNITS:
Beginning units	88,003	35,901	5,630,708	6,666,988	6,848,651	6,292,641	1,304,902	1,360,798
Units purchased	17,407	68,864	202,698	204,142	199,038	1,165,075	111,493	171,722
Units redeemed	(37,028)	(16,762)	(597,985)	(1,240,422)	(2,368,272)	(609,065)	(223,145)	(227,618)

Ending units	68,382	88,003	5,235,424	5,630,708	4,678,416	6,848,651	1,193,249	1,304,902

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIX2		GVIX6		GVIDA		NVDBL2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$231,789	162,066	42,414	23,933	401,939	319,201	27,963	23,788
Realized gain (loss) on investments	240,819	(75,071)	18,449	(6,975)	633,966	(730,441)	13,868	4,955
Change in unrealized gain (loss) on investments	1,128,503	1,084,277	208,279	139,722	4,829,540	3,872,789	143,916	28,356
Reinvested capital gains	-	-	-	-	-	-	14,880	15,045

Net increase (decrease) in contract owners’ equity resulting from operations	1,601,111	1,171,272	269,142	156,680	5,865,445	3,461,549	200,627	72,144

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,429,729	651,738	119,659	94,849	1,495,119	1,678,655	26,710	18,982
Transfers between funds	122,388	(1,086,317)	400,365	96,243	752,184	(2,418,771)	255,815	1,264,264
Surrenders (note 6)	(94,573)	(19,053)	(33,035)	(87,677)	(1,158,270)	(3,269,805)	(99,751)	(51,095)
Death Benefits (note 4)	(182,252)	(3,538)	-	(7,045)	(50,736)	(12,571)	-	-
Net policy repayments (loans) (note 5)	(201,704)	(130,524)	8,956	(6,503)	(135,321)	(236,967)	(12,694)	(4,916)
Deductions for surrender charges (note 2d)	-	-	(4,140)	(4,278)	(26,020)	(58,545)	(540)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(156,104)	(121,970)	(28,227)	(23,980)	(871,113)	(958,129)	(47,968)	(35,963)
Asset charges (note 3):
FPVUL & VEL contracts	(4,547)	(2,621)	(1,922)	(1,430)	(70,804)	(68,990)	(3,213)	(2,538)
MSP contracts	-	-	(57)	(49)	(5,222)	(5,060)	-	(12)
SL contracts or LSFP contracts	-	-	(1,741)	(1,343)	(6,214)	(5,133)	(1,178)	(640)
Adjustments to maintain reserves	3	78	1	(5)	(15)	132	7	4

Net equity transactions	912,940	(712,207)	459,859	58,782	(76,412)	(5,355,184)	117,188	1,188,086

Net change in contract owners’ equity	2,514,051	459,065	729,001	215,462	5,789,033	(1,893,635)	317,815	1,260,230
Contract owners’ equity beginning of period	7,665,578	7,206,513	993,072	777,610	21,905,937	23,799,572	1,426,210	165,980

Contract owners’ equity end of period	$10,179,629	7,665,578	1,722,073	993,072	27,694,970	21,905,937	1,744,025	1,426,210

CHANGES IN UNITS:
Beginning units	941,904	1,046,431	101,703	94,205	1,281,727	1,613,233	101,106	12,871
Units purchased	321,148	118,454	49,650	22,812	140,292	109,323	19,068	94,018
Units redeemed	(231,579)	(222,981)	(5,925)	(15,314)	(147,843)	(440,829)	(11,171)	(5,783)

Ending units	1,031,670	941,904	145,428	101,703	1,274,214	1,281,727	109,004	101,106

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVDCA2		GVIDC		GVIDM		GVDMA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,866	5,903	182,824	192,970	1,145,964	1,122,517	1,245,120	1,160,635
Realized gain (loss) on investments	35,472	4,896	214,540	328,956	1,626,580	(1,819,431)	(1,112,567)	(1,452,859)
Change in unrealized gain (loss) on investments	14,125	22,513	(33,718)	(85,405)	8,319,900	8,118,855	15,501,270	9,550,803
Reinvested capital gains	3,469	3,931	174,807	157,485	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	57,932	37,243	538,453	594,006	11,092,444	7,421,941	15,633,823	9,258,579

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	24,605	44,573	514,139	497,748	3,116,137	3,874,511	4,745,558	6,187,077
Transfers between funds	38,029	7,570	(496,136)	449,736	(894,387)	(5,884,225)	(2,906,650)	(2,080,904)
Surrenders (note 6)	(138,407)	(5,518)	(419,095)	(974,344)	(6,180,059)	(4,650,215)	(7,129,300)	(6,057,436)
Death Benefits (note 4)	-	-	(5,773)	(277,261)	(493,452)	(607,056)	(339,145)	(134,786)
Net policy repayments (loans) (note 5)	(14,676)	969	(353,748)	(51,678)	(228,696)	(579,253)	(105,824)	(564,659)
Deductions for surrender charges (note 2d)	-	-	(2,413)	(1,960)	(94,666)	(52,558)	(245,958)	(123,456)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,203)	(15,405)	(473,634)	(478,934)	(2,951,711)	(3,009,000)	(2,997,087)	(3,131,192)
Asset charges (note 3):
FPVUL & VEL contracts	(1,258)	(1,003)	(23,606)	(26,033)	(192,052)	(187,109)	(250,034)	(236,596)
MSP contracts	(5)	-	(6,959)	(7,922)	(35,457)	(34,462)	(20,020)	(18,165)
SL contracts or LSFP contracts	(284)	(437)	(3,139)	(2,271)	(28,833)	(30,144)	(39,130)	(36,080)
Adjustments to maintain reserves	8	-	(23)	34	991	(451)	17,128	(17,166)

Net equity transactions	(107,191)	30,749	(1,270,387)	(872,885)	(7,982,185)	(11,159,962)	(9,270,462)	(6,213,363)

Net change in contract owners’ equity	(49,259)	67,992	(731,934)	(278,879)	3,110,259	(3,738,021)	6,363,361	3,045,216
Contract owners’ equity beginning of period	350,481	282,489	11,569,034	11,847,913	69,592,617	73,330,638	73,291,785	70,246,569

Contract owners’ equity end of period	$301,222	350,481	10,837,100	11,569,034	72,702,876	69,592,617	79,655,146	73,291,785

CHANGES IN UNITS:
Beginning units	23,052	20,856	755,925	813,221	4,170,660	4,870,058	4,264,890	4,650,706
Units purchased	3,263	4,025	68,663	98,961	243,736	257,495	283,498	414,673
Units redeemed	(9,736)	(1,829)	(150,243)	(156,257)	(679,783)	(956,893)	(762,532)	(800,489)

Ending units	16,580	23,052	675,196	755,925	3,736,779	4,170,660	3,786,951	4,264,890

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMC		MCIF		SAM		SAM5
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$277,830	285,370	686,461	543,093	(16,584)	(17,194)	(416,398)	(444,932)
Realized gain (loss) on investments	465,216	(93,047)	4,480,349	594,311	-	13,908	-	-
Change in unrealized gain (loss) on investments	741,655	990,611	12,015,204	3,940,213	-	-	-	-
Reinvested capital gains	212,768	66,877	1,750,862	3,855,772	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,697,469	1,249,811	18,932,876	8,933,389	(16,584)	(3,286)	(416,398)	(444,932)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	707,921	884,447	4,617,472	3,317,787	6,199,387	8,357,674	66,892,433	58,138,519
Transfers between funds	(593,263)	423,024	821,344	(1,994,548)	1,763,671	21,028,982	(33,242,340)	(27,515,392)
Surrenders (note 6)	(867,205)	(450,141)	(3,380,664)	(5,885,452)	(22,796,946)	(29,267,209)	(19,274,258)	(30,293,786)
Death Benefits (note 4)	(398,649)	(247,132)	(215,376)	(148,586)	(1,143,052)	(304,978)	(493,091)	(352,092)
Net policy repayments (loans) (note 5)	(44,292)	(179,009)	(503,368)	(360,174)	20,537	1,136,142	(978,785)	(3,748,055)
Deductions for surrender charges (note 2d)	(3,091)	(8,690)	(17,291)	(52,113)	(33,720)	(212,087)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(664,657)	(692,215)	(1,592,655)	(1,536,594)	(5,085,545)	(5,660,248)	(5,156,502)	(5,270,802)
Asset charges (note 3):
FPVUL & VEL contracts	(40,288)	(40,598)	(100,437)	(88,620)	(262,143)	(294,975)	(38,115)	(24,461)
MSP contracts	(18,083)	(18,141)	(1,680)	(1,527)	(15,776)	(18,023)	-	-
SL contracts or LSFP contracts	(6,475)	(7,466)	(10,937)	(11,276)	(45,034)	(46,025)	-	-
Adjustments to maintain reserves	(31)	25	1,189	209	(27,392)	790	3,772	5,286

Net equity transactions	(1,928,113)	(335,896)	(382,403)	(6,760,894)	(21,426,013)	(5,279,957)	7,713,114	(9,060,783)

Net change in contract owners’ equity	(230,644)	913,915	18,550,473	2,172,495	(21,442,597)	(5,283,243)	7,296,716	(9,505,715)
Contract owners’ equity beginning of period	17,039,395	16,125,480	57,446,510	55,274,015	85,967,265	91,250,508	212,099,838	221,605,553

Contract owners’ equity end of period	$16,808,751	17,039,395	75,996,983	57,446,510	64,524,668	85,967,265	219,396,554	212,099,838

CHANGES IN UNITS:
Beginning units	1,041,782	1,064,595	2,141,754	2,382,523	6,108,577	6,478,873	18,461,412	19,264,884
Units purchased	56,292	112,476	194,685	142,546	639,431	1,749,559	7,309,144	5,253,901
Units redeemed	(168,110)	(135,289)	(201,919)	(383,315)	(2,140,540)	(2,119,855)	(6,682,381)	(6,057,373)

Ending units	929,870	1,041,782	2,137,602	2,141,754	4,607,576	6,108,577	19,129,974	18,461,412

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMIG3		GVDIVI		GVDIV3		NVMLG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$203,534	91,269	15,813	2,556	118,054	18,409	79,620	48,816
Realized gain (loss) on investments	547,969	405,624	(60,189)	(38,887)	(419,461)	(700,455)	554,294	398,612
Change in unrealized gain (loss) on investments	2,417,328	1,782,193	177,970	139,565	1,316,337	1,436,460	1,880,881	1,008,694
Reinvested capital gains	-	-	-	-	-	-	753,542	271,688

Net increase (decrease) in contract owners’ equity resulting from operations	3,168,831	2,279,086	133,594	103,234	1,014,930	754,414	3,268,337	1,727,810

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	822,569	983,049	26	(1)	309,924	296,780	572,428	670,952
Transfers between funds	(154,969)	(442,576)	(53,777)	(3,267)	(101,592)	(81,405)	(592,546)	(1,782,727)
Surrenders (note 6)	(1,374,241)	(1,077,913)	(45,206)	(21,808)	(291,643)	(359,091)	(1,239,143)	(649,895)
Death Benefits (note 4)	(51,952)	(294,314)	-	(950)	(18,008)	(4,266)	(45,300)	(52,551)
Net policy repayments (loans) (note 5)	47,494	(5,907)	(8,429)	(3,325)	(9,875)	(14,679)	(187,907)	(5,580)
Deductions for surrender charges (note 2d)	(4,248)	(3,602)	(60)	(485)	(4,489)	(6,888)	(6,782)	(8,514)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(758,820)	(802,691)	(24,430)	(25,015)	(187,173)	(190,294)	(448,423)	(515,041)
Asset charges (note 3):
FPVUL & VEL contracts	(58,948)	(58,440)	(2,140)	(2,079)	(17,743)	(16,761)	(37,732)	(36,205)
MSP contracts	(2,322)	(2,093)	(70)	(107)	(196)	(184)	(1,162)	(1,041)
SL contracts or LSFP contracts	(5,207)	(5,058)	(187)	(182)	(2,680)	(2,318)	(4,563)	(4,443)
Adjustments to maintain reserves	(8)	6	5	(14)	17	6	2,775	11

Net equity transactions	(1,540,652)	(1,709,539)	(134,268)	(57,233)	(323,458)	(379,100)	(1,988,355)	(2,385,034)

Net change in contract owners’ equity	1,628,179	569,547	(674)	46,001	691,472	375,314	1,279,982	(657,224)
Contract owners’ equity beginning of period	15,783,512	15,213,965	682,396	636,395	4,897,270	4,521,956	10,586,485	11,243,709

Contract owners’ equity end of period	$17,411,691	15,783,512	681,722	682,396	5,588,742	4,897,270	11,866,467	10,586,485

CHANGES IN UNITS:
Beginning units	1,574,138	1,756,758	39,531	43,242	465,460	503,863	983,243	1,215,465
Units purchased	93,743	117,337	1	-	34,634	36,326	54,128	71,271
Units redeemed	(236,775)	(299,957)	(7,003)	(3,711)	(62,626)	(74,729)	(219,672)	(303,493)

Ending units	1,431,105	1,574,138	32,529	39,531	437,468	465,460	817,723	983,243

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$93,451	87,377	(34)	(223)	1,274	759	141,864	113,964
Realized gain (loss) on investments	315,314	872	1,651,004	2,059,130	6,242	1,533	432,989	237,316
Change in unrealized gain (loss) on investments	1,393,294	1,005,770	6,529,519	(479,350)	12,701	1,733	2,452,056	199,907
Reinvested capital gains	342,142	-	2,348,925	2,673,054	2,652	6,180	555,966	978,126

Net increase (decrease) in contract owners’ equity resulting from operations	2,144,201	1,094,019	10,529,414	4,252,611	22,869	10,205	3,582,875	1,529,313

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	349,877	390,385	1,668,866	1,786,976	2,976	2	420,822	446,791
Transfers between funds	(100,738)	(443,155)	257,443	(1,030,570)	52,398	(5,379)	144,265	(221,067)
Surrenders (note 6)	(1,236,425)	(370,945)	(2,525,413)	(4,249,978)	(1,675)	-	(902,497)	(670,476)
Death Benefits (note 4)	(43,659)	(51,569)	(210,974)	(192,123)	-	-	(64,193)	(15,218)
Net policy repayments (loans) (note 5)	(48,517)	(16,832)	94,178	(103,767)	(3,928)	(2,011)	34,733	7,008
Deductions for surrender charges (note 2d)	(5,372)	(4,977)	(8,758)	(8,328)	-	-	(900)	(1,392)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(280,190)	(303,235)	(1,476,368)	(1,542,998)	(3,181)	(1,970)	(448,709)	(462,699)
Asset charges (note 3):
FPVUL & VEL contracts	(24,301)	(22,123)	(124,129)	(115,024)	(6)	(26)	(42,578)	(37,815)
MSP contracts	(450)	(495)	(2,852)	(2,593)	-	-	(1,474)	(1,167)
SL contracts or LSFP contracts	(2,681)	(2,374)	(9,707)	(10,330)	-	-	(5,582)	(4,646)
Adjustments to maintain reserves	1,511	(1)	130	25	(3)	(3)	(7)	(3)

Net equity transactions	(1,390,945)	(825,321)	(2,337,584)	(5,468,710)	46,581	(9,387)	(866,120)	(960,684)

Net change in contract owners’ equity	753,256	268,698	8,191,830	(1,216,099)	69,450	818	2,716,755	568,629
Contract owners’ equity beginning of period	6,714,538	6,445,840	28,451,549	29,667,648	66,613	65,795	10,323,947	9,755,318

Contract owners’ equity end of period	$7,467,794	6,714,538	36,643,379	28,451,549	136,063	66,613	13,040,702	10,323,947

CHANGES IN UNITS:
Beginning units	650,008	734,771	2,553,965	3,060,013	5,559	6,389	861,247	946,834
Units purchased	41,226	44,414	181,000	197,474	4,110	362	40,319	51,313
Units redeemed	(153,843)	(129,177)	(367,677)	(703,522)	(1,288)	(1,192)	(99,744)	(136,900)

Ending units	537,399	650,008	2,367,293	2,553,965	8,378	5,559	801,822	861,247

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCGF		SCVF		SCF		MSBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(5,897)	(6,615)	296,767	255,449	14,696	22,223	413,195	332,554
Realized gain (loss) on investments	885,046	140,615	578,986	(1,082,954)	3,906,486	1,862,818	373,450	317,400
Change in unrealized gain (loss) on investments	3,396,041	1,458,637	11,847,815	6,911,347	13,422,303	4,712,844	(938,477)	921,942
Reinvested capital gains	737,104	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,012,294	1,592,637	12,723,568	6,083,842	17,343,485	6,597,885	(151,832)	1,571,896

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	589,848	637,007	1,693,009	1,728,708	1,881,403	1,988,922	495,055	470,905
Transfers between funds	(1,481,639)	(746,124)	(3,698)	(2,647,475)	(3,644,252)	(3,039,762)	(827,788)	(1,311,997)
Surrenders (note 6)	(708,118)	(657,001)	(2,721,292)	(1,827,568)	(3,416,925)	(4,131,333)	(901,355)	(812,353)
Death Benefits (note 4)	(37,744)	(53,913)	(301,274)	(657,285)	(209,623)	(155,788)	(54,779)	(91,537)
Net policy repayments (loans) (note 5)	10,477	(52,028)	34,829	(132,545)	(80,264)	348,676	23,086	(6,674)
Deductions for surrender charges (note 2d)	(3,106)	(3,879)	(6,742)	(8,817)	(9,737)	(31,523)	(4,383)	(3,617)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(484,683)	(497,028)	(1,327,499)	(1,341,936)	(1,518,907)	(1,589,263)	(413,373)	(467,620)
Asset charges (note 3):
FPVUL & VEL contracts	(38,689)	(35,649)	(110,526)	(97,981)	(110,049)	(101,430)	(29,741)	(31,977)
MSP contracts	(1,167)	(974)	(3,303)	(2,988)	(3,006)	(2,963)	(1,604)	(1,949)
SL contracts or LSFP contracts	(2,536)	(2,347)	(7,335)	(6,549)	(10,305)	(9,715)	(5,160)	(5,831)
Adjustments to maintain reserves	(146)	(11)	(245)	55	(259)	289	(49)	51

Net equity transactions	(2,157,503)	(1,411,947)	(2,754,076)	(4,994,381)	(7,121,924)	(6,723,890)	(1,720,091)	(2,262,599)

Net change in contract owners’ equity	2,854,791	180,690	9,969,492	1,089,461	10,221,561	(126,005)	(1,871,923)	(690,703)
Contract owners’ equity beginning of period	12,421,533	12,240,843	32,816,953	31,727,492	44,668,472	44,794,477	13,566,735	14,257,438

Contract owners’ equity end of period	$15,276,324	12,421,533	42,786,445	32,816,953	54,890,033	44,668,472	11,694,812	13,566,735

CHANGES IN UNITS:
Beginning units	679,744	759,169	1,047,996	1,219,999	1,779,583	2,054,385	619,427	729,787
Units purchased	43,921	49,867	67,222	69,017	75,434	88,300	28,801	50,313
Units redeemed	(148,346)	(129,292)	(135,483)	(241,020)	(306,290)	(363,102)	(109,218)	(160,673)

Ending units	578,414	679,744	982,222	1,047,996	1,549,110	1,779,583	538,896	619,427

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVSTB1		NVSTB2		NVOLG1		NVTIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$418,755	450,303	20,116	30,942	941,915	777,344	8,621	11,649
Realized gain (loss) on investments	109,720	15,785	5,149	20,382	3,177,553	1,256,903	(12,971)	(19,898)
Change in unrealized gain (loss) on investments	(428,836)	124,608	(25,553)	30,852	33,777,678	16,746,416	78,146	85,641
Reinvested capital gains	30,097	-	1,560	-	-	-	3,617	7,155

Net increase (decrease) in contract owners’ equity resulting from operations	129,736	590,696	1,272	82,176	37,897,146	18,780,663	77,413	84,547

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,275	9,154	56,267	67,878	5,812,073	6,842,312	19,620	27,841
Transfers between funds	6,800,061	23,312,721	(260,582)	257,184	(2,411,719)	(4,354,074)	(56,992)	43,166
Surrenders (note 6)	(53,220)	(50,000)	(172,118)	(421,223)	(8,818,251)	(8,571,165)	(14,669)	(55,244)
Death Benefits (note 4)	-	-	(1,156)	(7,256)	(673,252)	(479,420)	-	-
Net policy repayments (loans) (note 5)	(14,322)	(14,187)	4,902	(18,397)	(525,817)	(392,078)	(7,798)	13,711
Deductions for surrender charges (note 2d)	-	-	(813)	(645)	(50,101)	(58,054)	(361)	(1,546)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(315,040)	(183,665)	(50,304)	(64,604)	(5,305,098)	(5,535,135)	(17,524)	(18,315)
Asset charges (note 3):
FPVUL & VEL contracts	(18)	(18)	(3,630)	(4,669)	(453,681)	(428,324)	(1,400)	(1,341)
MSP contracts	-	-	(462)	(478)	(15,248)	(14,426)	-	-
SL contracts or LSFP contracts	-	-	(2,810)	(3,067)	(46,287)	(43,003)	(213)	(304)
Adjustments to maintain reserves	(33)	91	5	(6)	(132)	71	(11)	2

Net equity transactions	6,426,703	23,074,096	(430,701)	(195,283)	(12,487,513)	(13,033,296)	(79,348)	7,970

Net change in contract owners’ equity	6,556,439	23,664,792	(429,429)	(113,107)	25,409,633	5,747,367	(1,935)	92,517
Contract owners’ equity beginning of period	29,087,822	5,423,030	2,302,741	2,415,848	109,418,189	103,670,822	522,460	429,943

Contract owners’ equity end of period	$35,644,261	29,087,822	1,873,312	2,302,741	134,827,822	109,418,189	520,525	522,460

CHANGES IN UNITS:
Beginning units	2,525,391	490,371	201,309	218,639	6,636,497	7,462,793	35,997	35,418
Units purchased	878,330	2,058,282	5,480	52,523	350,504	499,651	3,034	7,378
Units redeemed	(308,843)	(23,262)	(43,194)	(69,853)	(1,004,926)	(1,325,947)	(9,167)	(6,799)

Ending units	3,094,731	2,525,391	163,595	201,309	5,982,076	6,636,497	29,863	35,997

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

		EIF		NVRE1		NVLCAP		NVSIX2
		2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$	(625)	102,064	462,671	327,750	31	-	856	-
Realized gain (loss) on investments		53,465	(307,480)	1,551,607	2,183,109	3	-	2,193	-
Change in unrealized gain (loss) on investments		2,980,295	1,671,344	(3,349,784)	(791,271)	51	-	5,030	-
Reinvested capital gains		-	-	2,272,112	3,012,141	4	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		3,033,135	1,465,928	936,606	4,731,729	89	-	8,079	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		463,895	437,665	1,607,614	1,674,704	720	-	823	-
Transfers between funds		1,038,759	(1,261,704)	(10,147)	(703,069)	887	-	64,691	-
Surrenders (note 6)		(555,048)	(695,333)	(2,042,982)	(2,162,174)	-	-	(972)	-
Death Benefits (note 4)		(57,105)	(16,615)	(123,276)	(197,098)	-	-	-	-
Net policy repayments (loans) (note 5)		(87,629)	25,329	(103,412)	(138,836)	1	-	(6,535)	-
Deductions for surrender charges (note 2d)		(6,931)	(23,837)	(10,806)	(22,624)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(391,204)	(383,625)	(1,176,268)	(1,332,424)	(95)	-	(1,250)	-
Asset charges (note 3):
FPVUL & VEL contracts		(35,474)	(30,901)	(94,363)	(102,745)	(2)	-	(131)	-
MSP contracts		(1,027)	(945)	(3,416)	(3,452)	-	-	-	-
SL contracts or LSFP contracts		(3,784)	(3,433)	(10,054)	(10,244)	-	-	-	-
Adjustments to maintain reserves		(56)	7	(59)	53	2	-	1	-

Net equity transactions		364,396	(1,953,392)	(1,967,169)	(2,997,909)	1,513	-	56,627	-

Net change in contract owners’ equity		3,397,531	(487,464)	(1,030,563)	1,733,820	1,602	-	64,706	-
Contract owners’ equity beginning of period		8,376,774	8,864,238	31,777,308	30,043,488	-	-	-	-

Contract owners’ equity end of period	$	11,774,305	8,376,774	30,746,745	31,777,308	1,602	-	64,706	-

CHANGES IN UNITS:
Beginning units		534,227	671,749	2,455,857	2,715,367	-	-	-	-
Units purchased		86,611	34,484	179,331	173,024	165	-	5,858	-
Units redeemed		(65,902)	(172,006)	(360,712)	(432,534)	(26)	-	(755)	-

Ending units		554,935	534,227	2,274,473	2,455,857	140	-	5,103	-

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVEX1		NOTMG3		ALVGIA		ALVIVA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6,165	-	27	-	128,130	119,666	611,312	112,986
Realized gain (loss) on investments	1,830	-	-	-	879,806	506,735	12,062	(1,259,367)
Change in unrealized gain (loss) on investments	27,199	-	160	-	2,400,528	653,369	1,240,492	2,127,025
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	35,194	-	187	-	3,408,464	1,279,770	1,863,866	980,644

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,513	-	720	-	839,745	355,062	413,275	838,020
Transfers between funds	488,186	-	3,196	-	2,633,224	366,730	1,306,988	(4,260,029)
Surrenders (note 6)	(12,010)	-	-	-	(560,600)	(179,647)	(330)	(111,410)
Death Benefits (note 4)	-	-	-	-	(98,400)	(19,878)	(24,291)	(3,252)
Net policy repayments (loans) (note 5)	(835)	-	-	-	(72,619)	(22,214)	(18,234)	(11,393)
Deductions for surrender charges (note 2d)	-	-	-	-	(290)	(1,188)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,007)	-	(684)	-	(242,439)	(190,890)	(123,167)	(144,217)
Asset charges (note 3):
FPVUL & VEL contracts	(410)	-	(9)	-	(11,129)	(9,858)	(4,870)	(3,620)
MSP contracts	-	-	-	-	(7)	(57)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,253)	(899)	-	-
Adjustments to maintain reserves	(5)	-	1	-	(93)	(468)	22	(354)

Net equity transactions	473,432	-	3,224	-	2,486,139	296,693	1,549,393	(3,696,255)

Net change in contract owners’ equity	508,626	-	3,411	-	5,894,603	1,576,463	3,413,259	(2,715,611)
Contract owners’ equity beginning of period	-	-	-	-	8,924,592	7,348,129	8,221,153	10,936,764

Contract owners’ equity end of period	$508,626	-	3,411	-	14,819,195	8,924,592	11,634,412	8,221,153

CHANGES IN UNITS:
Beginning units	-	-	-	-	466,391	450,279	1,136,094	1,730,518
Units purchased	44,464	-	387	-	155,075	52,143	266,167	124,065
Units redeemed	(1,491)	-	(67)	-	(45,541)	(36,031)	(96,055)	(718,489)

Ending units	42,973	-	320	-	575,885	466,391	1,306,206	1,136,094

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ALVSVA		ACVIG		ACVIP2		ACVI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$68,662	49,177	408,837	345,491	483,991	867,407	52,642	29,113
Realized gain (loss) on investments	925,456	1,442,292	137,812	(221,743)	342,397	479,678	231,827	47,633
Change in unrealized gain (loss) on investments	2,237,923	(38,853)	5,152,588	2,174,954	(4,917,879)	352,341	436,898	584,636
Reinvested capital gains	733,227	347,078	-	-	1,268,059	796,891	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,965,268	1,799,694	5,699,237	2,298,702	(2,823,432)	2,496,317	721,367	661,382

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	379,882	755,094	724,328	906,460	1,464,509	2,277,636	42,572	94,294
Transfers between funds	1,156,879	(1,208,587)	(227,048)	(1,147,228)	(14,474,979)	(503,984)	(200,322)	(984,803)
Surrenders (note 6)	(628,484)	(1,356,725)	(968,192)	(742,507)	(6,487,362)	(980,938)	(118,231)	(244,055)
Death Benefits (note 4)	(34,983)	(38,494)	(127,048)	(92,321)	(24,407)	(37,371)	-	(2,631)
Net policy repayments (loans) (note 5)	(29,247)	(6,635)	(112,246)	68,692	(69,771)	303,473	23	1,461
Deductions for surrender charges (note 2d)	(395)	(1,889)	(2,801)	(1,788)	(11,972)	(11,118)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(226,683)	(219,465)	(732,550)	(755,524)	(423,812)	(542,665)	(117,351)	(122,790)
Asset charges (note 3):
FPVUL & VEL contracts	(20,593)	(17,054)	(54,228)	(48,838)	(28,632)	(34,292)	42	(7)
MSP contracts	(1,189)	(778)	(2,403)	(2,041)	(1,587)	(1,722)	-	-
SL contracts or LSFP contracts	(1,873)	(1,305)	(4,777)	(4,553)	(46,790)	(63,305)	-	-
Adjustments to maintain reserves	322	(245)	(56)	29	5	(15)	1,954	1,653

Net equity transactions	593,636	(2,096,083)	(1,507,021)	(1,819,619)	(20,104,798)	405,699	(391,313)	(1,256,878)

Net change in contract owners’ equity	4,558,904	(296,389)	4,192,216	479,083	(22,928,230)	2,902,016	330,054	(595,496)
Contract owners’ equity beginning of period	10,156,369	10,452,758	16,875,187	16,396,104	36,530,087	33,628,071	3,523,554	4,119,050

Contract owners’ equity end of period	$14,715,273	10,156,369	21,067,403	16,875,187	13,601,857	36,530,087	3,853,608	3,523,554

CHANGES IN UNITS:
Beginning units	393,530	481,437	984,649	1,098,701	2,163,527	2,138,750	268,588	380,507
Units purchased	71,249	41,534	50,862	62,047	128,581	231,868	5,079	11,440
Units redeemed	(51,493)	(129,441)	(134,572)	(176,099)	(1,411,892)	(207,091)	(30,812)	(123,359)

Ending units	413,328	393,530	900,940	984,649	880,216	2,163,527	242,842	268,588

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVMV1		ACVU1		ACVV		ACVVS1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$106,219	127,242	4,326	(1,920)	255,578	259,591	(2,680)	(3,097)
Realized gain (loss) on investments	495,255	100,040	131,905	242,407	1,418,879	1,300,226	382,804	176,768
Change in unrealized gain (loss) on investments	1,602,669	391,069	240,942	(65,952)	3,042,559	339,426	17,162	95,028
Reinvested capital gains	117,016	336,528	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,321,159	954,879	377,173	174,535	4,717,016	1,899,243	397,286	268,699

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,066,256	729,393	12,343	47,903	786,098	832,566	71,452	66,997
Transfers between funds	1,179,651	801,973	(28,525)	(524,060)	2,014,650	(2,518,646)	3,904	(203,694)
Surrenders (note 6)	(1,025,398)	(252,062)	(150,144)	(42,454)	(684,586)	(946,719)	(530,253)	(51,999)
Death Benefits (note 4)	(12,453)	(51,550)	-	(1,057)	(16,622)	(9,823)	(8,757)	-
Net policy repayments (loans) (note 5)	(98,945)	(35,619)	-	121,014	(1,668)	(5,081)	-	(119)
Deductions for surrender charges (note 2d)	(4,780)	(4,109)	-	-	(116)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(285,814)	(214,797)	(11,782)	(18,045)	(274,210)	(261,957)	(34,405)	(60,073)
Asset charges (note 3):
FPVUL & VEL contracts	(18,784)	(13,909)	4	-	(4,225)	(3,129)	(152)	(162)
MSP contracts	(707)	(582)	-	-	-	-	(73)	(68)
SL contracts or LSFP contracts	(1,202)	(996)	-	(3)	(1)	(10)	-	-
Adjustments to maintain reserves	312	(275)	(91)	9	277	215	(17)	(63)

Net equity transactions	1,798,136	957,467	(178,195)	(416,693)	1,819,597	(2,912,584)	(498,301)	(249,181)

Net change in contract owners’ equity	4,119,295	1,912,346	198,978	(242,158)	6,536,613	(1,013,341)	(101,015)	19,518
Contract owners’ equity beginning of period	7,119,230	5,206,884	1,206,681	1,448,839	13,676,677	14,690,018	1,784,625	1,765,107

Contract owners’ equity end of period	$11,238,525	7,119,230	1,405,659	1,206,681	20,213,290	13,676,677	1,683,610	1,784,625

CHANGES IN UNITS:
Beginning units	397,347	337,657	87,718	119,563	640,587	791,946	124,668	142,403
Units purchased	117,603	103,692	2,420	12,359	123,693	88,419	8,852	5,872
Units redeemed	(32,994)	(44,002)	(15,466)	(44,204)	(40,893)	(239,778)	(42,942)	(23,607)

Ending units	482,118	397,347	74,672	87,718	723,483	640,587	90,579	124,668

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DVMCS		DVSCS		DCAP		DSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,423	4,067	486,315	120,572	670,501	1,270,943	-	-
Realized gain (loss) on investments	142,326	43,980	3,624,163	3,924,504	2,790,233	(249,360)	160,779	29,761
Change in unrealized gain (loss) on investments	241,036	159,764	16,355,753	643,966	3,300,259	2,297,566	324,209	135,199
Reinvested capital gains	-	-	729,964	1,513,153	88,212	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	396,785	207,811	21,196,195	6,202,195	6,849,205	3,319,149	484,988	164,960

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,607	5,004	3,590,814	2,431,965	1,996,635	2,333,345	55,303	60,807
Transfers between funds	280,110	(81,937)	12,145,881	1,355,461	(3,557,260)	4,032,424	269,236	94,847
Surrenders (note 6)	(231,660)	(366)	(1,923,321)	(1,482,959)	(3,421,094)	(1,929,911)	(145,576)	(28,792)
Death Benefits (note 4)	-	(1,586)	(177,849)	(119,315)	(160,754)	(261,128)	(8,372)	(19,478)
Net policy repayments (loans) (note 5)	(29,743)	341	(191,044)	46,758	(32,370)	(21,220)	(172,543)	(25,158)
Deductions for surrender charges (note 2d)	-	-	(13,079)	(7,956)	(5,215)	(13,837)	(243)	(460)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,717)	(20,181)	(1,048,093)	(857,552)	(1,024,537)	(1,115,860)	(42,621)	(33,258)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(40,305)	(33,938)	(68,999)	(70,778)	(3,986)	(3,048)
MSP contracts	-	-	(932)	(713)	(1,729)	(1,601)	-	-
SL contracts or LSFP contracts	-	-	(6,112)	(5,170)	(6,601)	(6,284)	(364)	(278)
Adjustments to maintain reserves	(88)	13	(1,660)	286	(98)	(683)	(48)	(9)

Net equity transactions	15,509	(98,712)	12,334,300	1,326,867	(6,282,022)	2,944,467	(49,214)	45,173

Net change in contract owners’ equity	412,294	109,099	33,530,495	7,529,062	567,183	6,263,616	435,774	210,133
Contract owners’ equity beginning of period	1,231,526	1,122,427	47,702,720	40,173,658	35,125,710	28,862,094	927,156	717,023

Contract owners’ equity end of period	$1,643,820	1,231,526	81,233,215	47,702,720	35,692,893	35,125,710	1,362,930	927,156

CHANGES IN UNITS:
Beginning units	56,449	61,460	2,443,618	2,377,614	1,960,552	1,758,639	61,690	57,519
Units purchased	10,789	307	672,688	265,580	111,854	403,216	13,455	11,898
Units redeemed	(11,300)	(5,318)	(161,483)	(199,576)	(412,465)	(201,303)	(14,097)	(7,727)

Ending units	55,938	56,449	2,964,896	2,443,618	1,660,176	1,960,552	61,048	61,690

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DVIV		SVSSVB		SVSLVB		FVCA2P
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$180,059	421,680	4,695	12,652	2,428	2,304	7,105	6,732
Realized gain (loss) on investments	(153,558)	49,247	149,721	77,184	14,873	(3,539)	8,583	84,222
Change in unrealized gain (loss) on investments	2,097,621	605,310	164,592	7,784	26,768	13,934	81,546	(23,557)
Reinvested capital gains	-	-	-	-	-	-	14,532	68,556

Net increase (decrease) in contract owners’ equity resulting from operations	2,124,122	1,076,237	319,008	97,620	44,069	12,699	111,766	135,953

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	550,018	459,625	89,963	73,253	610	-	37,264	46,046
Transfers between funds	(284,251)	(5,904,556)	787,417	(1,222,629)	(27,382)	(48,045)	42,104	(588,311)
Surrenders (note 6)	(221,900)	(716,385)	(1,474)	(131,251)	-	-	(53,830)	(31,727)
Death Benefits (note 4)	-	(44,508)	(2,738)	(2,137)	-	-	-	(519)
Net policy repayments (loans) (note 5)	(727)	272,444	(11,024)	1,018	-	-	(3,665)	(2,213)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(433)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(142,229)	(165,400)	(23,135)	(22,870)	(2,872)	(2,670)	(24,819)	(28,173)
Asset charges (note 3):
FPVUL & VEL contracts	(691)	(474)	(856)	(214)	-	-	(2,087)	(1,947)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	(561)	(1,435)
Adjustments to maintain reserves	(15)	78	290	(291)	3	(10)	(1)	(3)

Net equity transactions	(99,795)	(6,099,176)	838,443	(1,305,121)	(29,641)	(50,725)	(5,595)	(608,715)

Net change in contract owners’ equity	2,024,327	(5,022,939)	1,157,451	(1,207,501)	14,428	(38,026)	106,171	(472,762)
Contract owners’ equity beginning of period	9,366,349	14,389,288	609,570	1,817,071	133,260	171,286	695,862	1,168,624

Contract owners’ equity end of period	$11,390,676	9,366,349	1,767,021	609,570	147,688	133,260	802,033	695,862

CHANGES IN UNITS:
Beginning units	551,230	951,686	57,937	195,620	13,220	18,550	43,680	80,819
Units purchased	37,356	30,970	74,954	8,462	1,600	107	4,619	3,155
Units redeemed	(42,359)	(431,426)	(8,884)	(146,145)	(3,571)	(5,437)	(5,067)	(40,294)

Ending units	546,235	551,230	124,095	57,937	11,249	13,220	43,232	43,680

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FQB		FCS		FNRS2		FEIS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,217,729	1,341,133	461,465	577,616	63,703	71,919	1,510,270	1,715,310
Realized gain (loss) on investments	579,177	295,343	6,882,893	6,648,989	655,824	881,293	(1,724,147)	(3,577,949)
Change in unrealized gain (loss) on investments	(1,536,154)	1,366,720	9,195,806	1,240,386	1,262,756	(470,914)	11,838,895	7,321,029
Reinvested capital gains	-	-	17,473	-	56,208	-	4,303,485	3,742,101

Net increase (decrease) in contract owners’ equity resulting from operations	260,752	3,003,196	16,557,637	8,466,991	2,038,491	482,298	15,928,503	9,200,491

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,265,435	1,336,985	971,403	1,561,323	524,695	469,704	3,183,359	3,139,462
Transfers between funds	(1,317,659)	(4,263,835)	(3,522,904)	(6,535,385)	(636,102)	(597,712)	(1,375,633)	(968,516)
Surrenders (note 6)	(908,832)	(1,738,002)	(3,004,163)	(1,929,268)	(1,016,539)	(1,028,369)	(4,126,150)	(3,868,598)
Death Benefits (note 4)	(175,737)	(77,707)	(84,093)	(103,559)	(27,157)	(20,916)	(654,612)	(218,538)
Net policy repayments (loans) (note 5)	(122,996)	(67,205)	(24,465)	87,160	(36,167)	(64,442)	(337,943)	(161,925)
Deductions for surrender charges (note 2d)	(3,711)	(7,030)	(227)	-	(9,897)	(17,143)	(9,954)	(20,221)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(857,643)	(995,542)	(684,545)	(770,493)	(366,469)	(412,976)	(2,342,530)	(2,407,482)
Asset charges (note 3):
FPVUL & VEL contracts	(62,681)	(65,386)	(2,053)	(1,098)	(28,897)	(32,003)	(164,437)	(151,669)
MSP contracts	(3,604)	(3,670)	-	-	(2,362)	(2,324)	(7,020)	(6,433)
SL contracts or LSFP contracts	(6,582)	(7,001)	(5)	(10)	(5,815)	(5,229)	(18,976)	(18,325)
Adjustments to maintain reserves	(19)	112	36,874	747	(4)	16	507	499

Net equity transactions	(2,194,029)	(5,888,281)	(6,314,178)	(7,690,583)	(1,604,714)	(1,711,394)	(5,853,389)	(4,681,746)

Net change in contract owners’ equity	(1,933,277)	(2,885,085)	10,243,459	776,408	433,777	(1,229,096)	10,075,114	4,518,745
Contract owners’ equity beginning of period	30,285,783	33,170,868	56,871,526	56,095,118	9,144,226	10,373,322	59,227,345	54,708,600

Contract owners’ equity end of period	$28,352,506	30,285,783	67,114,985	56,871,526	9,578,003	9,144,226	69,302,459	59,227,345

CHANGES IN UNITS:
Beginning units	1,455,486	1,750,119	3,000,033	3,445,057	500,432	594,575	3,341,092	3,583,649
Units purchased	75,929	86,849	89,431	122,373	29,051	33,553	204,475	381,050
Units redeemed	(181,695)	(381,482)	(385,322)	(567,397)	(107,258)	(127,696)	(492,280)	(623,607)

Ending units	1,349,684	1,455,486	2,707,495	3,000,033	422,224	500,432	3,053,344	3,341,092

						(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF10S		FF20S		FF30S		FFINS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$37,805	39,158	288,013	231,460	114,554	103,904	21,149	19,705
Realized gain (loss) on investments	212,515	173,317	705,517	405,896	197,038	633,107	7,030	(10,204)
Change in unrealized gain (loss) on investments	32,108	11,554	1,082,133	621,823	839,514	110,054	38,969	68,292
Reinvested capital gains	26,766	32,032	208,534	143,652	92,230	52,130	14,902	21,588

Net increase (decrease) in contract owners’ equity resulting from operations	309,194	256,061	2,284,197	1,402,831	1,243,336	899,195	82,050	99,381

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	76,857	75,645	706,321	433,937	503,728	416,379	29	28
Transfers between funds	176,600	(179,125)	4,388,117	1,509,108	1,269,264	(1,692,953)	64,755	(232,781)
Surrenders (note 6)	(191,000)	(118,670)	(935,820)	(384,160)	(408,810)	(317,400)	(52,902)	(44,315)
Death Benefits (note 4)	(952)	(98,234)	(19,959)	(107,349)	(11,029)	(8,718)	(4,854)	(6,763)
Net policy repayments (loans) (note 5)	(31,020)	(12,777)	(46,366)	5,262	17,431	(6,739)	-	-
Deductions for surrender charges (note 2d)	-	(1,465)	(5,181)	(7,066)	(8,215)	(8,593)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(74,891)	(73,035)	(380,641)	(309,573)	(175,146)	(165,102)	(12,502)	(11,878)
Asset charges (note 3):
FPVUL & VEL contracts	(5,292)	(4,923)	(22,197)	(20,045)	(16,245)	(13,512)	-	-
MSP contracts	(3,450)	(3,974)	(3,948)	(3,595)	(1,472)	(1,413)	-	-
SL contracts or LSFP contracts	(558)	(396)	(4,481)	(3,921)	(671)	(913)	-	-
Adjustments to maintain reserves	(35)	(11)	34	53	(3)	19	(2)	11

Net equity transactions	(53,741)	(416,965)	3,675,879	1,112,651	1,168,832	(1,798,945)	(5,476)	(295,698)

Net change in contract owners’ equity	255,453	(160,904)	5,960,076	2,515,482	2,412,168	(899,750)	76,574	(196,317)
Contract owners’ equity beginning of period	2,245,200	2,406,104	12,942,087	10,426,605	5,662,257	6,562,007	1,651,835	1,848,152

Contract owners’ equity end of period	$2,500,653	2,245,200	18,902,163	12,942,087	8,074,425	5,662,257	1,728,409	1,651,835

CHANGES IN UNITS:
Beginning units	149,435	178,949	858,487	781,548	376,771	504,938	151,926	180,523
Units purchased	17,712	10,196	331,683	130,418	105,550	77,345	12,549	-
Units redeemed	(20,195)	(39,710)	(102,739)	(53,479)	(39,231)	(205,512)	(6,308)	(28,597)

Ending units	146,853	149,435	1,085,182	858,487	443,253	376,771	151,165	151,926

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FGOS		FGS		FHIS		FHISR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,233	2,434	86,474	272,790	771,817	854,480	240,892	275,541
Realized gain (loss) on investments	101,349	237,009	2,414,973	1,888,205	654,390	987,982	70,255	70,464
Change in unrealized gain (loss) on investments	440,928	84,066	19,140,261	6,367,370	(664,211)	177,935	(47,337)	240,523
Reinvested capital gains	1,028	-	48,908	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	544,538	323,509	21,690,616	8,528,365	761,996	2,020,397	263,810	586,528

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	936	7,537	3,924,676	3,751,188	72,335	90,486	352,568	394,584
Transfers between funds	248,442	(598,184)	(601,439)	(1,146,965)	(1,744,972)	885,553	(628,279)	660,250
Surrenders (note 6)	(192,059)	-	(4,357,783)	(4,333,737)	(773,250)	(369,460)	(368,950)	(328,518)
Death Benefits (note 4)	-	-	(406,670)	(518,999)	(108,054)	(28,129)	(84,269)	(50,653)
Net policy repayments (loans) (note 5)	(37)	619	(104,428)	(29,182)	(28,400)	(39,223)	(1,635)	74,914
Deductions for surrender charges (note 2d)	-	-	(7,789)	(38,833)	(108)	(94)	-	(223)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,119)	(27,739)	(2,880,363)	(3,021,692)	(323,888)	(394,988)	(232,873)	(242,304)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(196,792)	(186,783)	(16,794)	(18,611)	(15,158)	(15,735)
MSP contracts	-	-	(6,203)	(5,940)	(1,247)	(1,527)	(404)	(406)
SL contracts or LSFP contracts	-	-	(14,371)	(14,314)	(1,393)	(1,602)	(2,066)	(2,033)
Adjustments to maintain reserves	28,997	(1,997)	26,861	(620)	(19)	61	(7)	13

Net equity transactions	65,160	(619,764)	(4,624,301)	(5,545,877)	(2,925,790)	122,466	(981,073)	489,889

Net change in contract owners’ equity	609,698	(296,255)	17,066,315	2,982,488	(2,163,794)	2,142,863	(717,263)	1,076,417
Contract owners’ equity beginning of period	1,697,922	1,994,177	62,818,069	59,835,581	15,701,047	13,558,184	4,874,361	3,797,944

Contract owners’ equity end of period	$2,307,620	1,697,922	79,884,384	62,818,069	13,537,253	15,701,047	4,157,098	4,874,361

CHANGES IN UNITS:
Beginning units	145,694	207,918	4,158,645	4,499,240	826,148	822,053	338,588	301,013
Units purchased	16,120	5,818	309,670	315,319	31,777	67,360	31,681	81,728
Units redeemed	(17,883)	(68,042)	(544,797)	(655,914)	(152,639)	(63,265)	(97,649)	(44,153)

Ending units	143,931	145,694	3,923,497	4,158,645	674,793	826,148	272,620	338,588

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FIP		FIGBS		FMCS		FOS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$510,592	523,333	812,153	704,787	144,765	176,103	116,489	215,139
Realized gain (loss) on investments	1,675,919	232,791	(58,571)	73,226	5,633,438	1,643,288	2,535,002	(1,878,238)
Change in unrealized gain (loss) on investments	6,071,802	2,610,168	(1,879,303)	113,308	2,426,696	931,389	714,615	4,309,548
Reinvested capital gains	307,610	321,253	461,406	876,314	5,761,658	3,257,727	39,523	42,899

Net increase (decrease) in contract owners’ equity resulting from operations	8,565,923	3,687,545	(664,315)	1,767,635	13,966,557	6,008,507	3,405,629	2,689,348

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	389	276	1,587,522	1,837,239	2,636,515	2,956,085	53,809	75,740
Transfers between funds	(2,589,907)	3,483,732	4,432,213	1,876,044	(3,523,023)	(5,117,048)	(22,263)	(3,640,238)
Surrenders (note 6)	(1,011,259)	(738,798)	(1,132,262)	(2,083,559)	(3,229,303)	(4,364,566)	(4,537,825)	(910,581)
Death Benefits (note 4)	(87,215)	(110,177)	(20,836)	(81,793)	(113,148)	(169,298)	(31,882)	(38,180)
Net policy repayments (loans) (note 5)	-	-	(9,364)	(72,109)	(354,279)	444,532	(47,216)	(40,488)
Deductions for surrender charges (note 2d)	-	-	(8,359)	(19,223)	(17,859)	(24,452)	(356)	(551)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(231,244)	(196,974)	(612,147)	(665,123)	(1,220,924)	(1,309,153)	(337,785)	(401,605)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(30,085)	(35,198)	(87,765)	(82,705)	(16,888)	(16,473)
MSP contracts	-	-	(4,337)	(4,322)	(3,628)	(3,227)	(584)	(495)
SL contracts or LSFP contracts	-	-	(8,908)	(10,489)	(12,580)	(11,835)	(3,017)	(2,743)
Adjustments to maintain reserves	83	215	16	57	151	(119)	(212)	99

Net equity transactions	(3,919,153)	2,438,274	4,193,453	741,524	(5,925,843)	(7,681,786)	(4,944,219)	(4,975,515)

Net change in contract owners’ equity	4,646,770	6,125,819	3,529,138	2,509,159	8,040,714	(1,673,279)	(1,538,590)	(2,286,167)
Contract owners’ equity beginning of period	28,133,397	22,007,578	33,296,402	30,787,243	41,391,524	43,064,803	13,225,058	15,511,225

Contract owners’ equity end of period	$32,780,167	28,133,397	36,825,540	33,296,402	49,432,238	41,391,524	11,686,468	13,225,058

CHANGES IN UNITS:
Beginning units	2,582,139	2,336,553	2,090,637	2,038,461	1,383,310	1,651,099	898,979	1,294,920
Units purchased	-	345,822	487,316	303,553	90,141	115,717	25,808	11,927
Units redeemed	(351,091)	(100,236)	(211,079)	(251,377)	(256,639)	(383,506)	(336,870)	(407,868)

Ending units	2,279,769	2,582,139	2,366,422	2,090,637	1,214,517	1,383,310	587,917	898,979

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FOSR		FVSS		FF05S		FF15S
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$148,469	191,182	38,019	18,665	(717)	-	109,119	76,139
Realized gain (loss) on investments	(225,079)	(1,389,690)	585,343	288,498	34,410	-	128,424	(8,706)
Change in unrealized gain (loss) on investments	3,129,620	3,152,739	600,051	644,232	(127)	-	436,814	279,252
Reinvested capital gains	43,740	34,701	-	-	95	-	85,327	69,615

Net increase (decrease) in contract owners’ equity resulting from operations	3,096,750	1,988,932	1,223,413	951,395	33,661	-	759,684	416,300

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	815,058	970,952	147,365	179,917	23	-	902,503	123,626
Transfers between funds	(224,255)	(570,120)	324,964	(401,669)	18,302	-	1,461,168	230,791
Surrenders (note 6)	(961,428)	(1,086,759)	(440,900)	(187,698)	(17,400)	-	(128,337)	(137,752)
Death Benefits (note 4)	(61,338)	(15,117)	(10,226)	(45,298)	(1,179)	-	(3,695)	(1,535)
Net policy repayments (loans) (note 5)	35,591	30,462	25,154	(68,726)	-	-	-	-
Deductions for surrender charges (note 2d)	(5,347)	(31,501)	(1,047)	(1,977)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(486,130)	(492,780)	(152,294)	(153,923)	(3,606)	-	(113,150)	(73,758)
Asset charges (note 3):
FPVUL & VEL contracts	(43,722)	(40,142)	(12,666)	(11,542)	-	-	(731)	(587)
MSP contracts	(713)	(632)	(139)	(117)	-	-	-	-
SL contracts or LSFP contracts	(4,012)	(4,170)	(524)	(426)	-	-	-	-
Adjustments to maintain reserves	(54)	(50)	(41)	25	(7)	-	2	31

Net equity transactions	(936,350)	(1,239,857)	(120,354)	(691,434)	(3,867)	-	2,117,760	140,816

Net change in contract owners’ equity	2,160,400	749,075	1,103,059	259,961	29,794	-	2,877,444	557,116
Contract owners’ equity beginning of period	10,672,653	9,923,578	4,094,123	3,834,162	-	-	4,546,241	3,989,125

Contract owners’ equity end of period	$12,833,053	10,672,653	5,197,182	4,094,123	29,794	-	7,423,685	4,546,241

CHANGES IN UNITS:
Beginning units	771,330	865,432	214,480	255,306	-	-	391,232	384,414
Units purchased	61,471	84,637	29,540	13,446	4,900	-	203,537	77,963
Units redeemed	(121,015)	(178,739)	(35,146)	(54,272)	(1,919)	-	(36,138)	(71,145)

Ending units	711,787	771,330	208,874	214,480	2,444	-	560,735	391,232

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF25S		FF40S		FTVIS2		FTVRDI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$124,040	106,398	60,787	52,863	384,999	327,023	287,012	250,973
Realized gain (loss) on investments	484,275	31,855	162,837	(27,148)	207,479	78,024	2,033,505	472,913
Change in unrealized gain (loss) on investments	621,525	532,176	665,299	175,122	201,966	201,842	2,000,430	859,670
Reinvested capital gains	115,352	65,970	47,611	13,130	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,345,192	736,399	936,534	213,967	794,444	606,889	4,320,947	1,583,556

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,450	34,152	17,082	691	301,865	459,299	3,622,432	828,544
Transfers between funds	215,355	2,212,640	940,364	2,590,897	211,209	824,151	836,107	671,811
Surrenders (note 6)	(232,750)	(775,667)	(46,216)	(451,947)	(329,867)	(329,560)	(3,392,753)	(1,087,451)
Death Benefits (note 4)	(14,662)	(670)	(3,035)	(3,665)	(3,487)	(41,381)	(64,201)	(74,753)
Net policy repayments (loans) (note 5)	-	-	-	-	(60)	(56,166)	(125,858)	(79,064)
Deductions for surrender charges (note 2d)	-	-	-	-	(2,994)	(9,469)	(6,297)	(14,629)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(122,383)	(110,973)	(75,054)	(40,853)	(241,173)	(230,685)	(498,917)	(500,271)
Asset charges (note 3):
FPVUL & VEL contracts	(415)	(238)	(270)	(117)	(14,570)	(12,971)	(53,772)	(48,016)
MSP contracts	-	-	-	-	(2,104)	(2,004)	(1,673)	(1,569)
SL contracts or LSFP contracts	-	-	-	-	(5,291)	(4,462)	(5,950)	(5,253)
Adjustments to maintain reserves	3	42	13	20	5	7	3	9

Net equity transactions	(124,402)	1,359,286	832,884	2,095,026	(86,467)	596,759	309,121	(310,642)

Net change in contract owners’ equity	1,220,790	2,095,685	1,769,418	2,308,993	707,977	1,203,648	4,630,068	1,272,914
Contract owners’ equity beginning of period	6,719,690	4,624,005	3,115,259	806,266	5,730,247	4,526,599	13,908,387	12,635,473

Contract owners’ equity end of period	$7,940,480	6,719,690	4,884,677	3,115,259	6,438,224	5,730,247	18,538,455	13,908,387

CHANGES IN UNITS:
Beginning units	593,356	468,387	258,702	78,048	397,235	353,498	689,703	702,870
Units purchased	145,065	213,183	76,518	257,696	36,626	83,253	106,944	98,333
Units redeemed	(150,423)	(88,214)	(9,167)	(77,042)	(42,156)	(39,516)	(89,768)	(111,500)

Ending units	585,943	593,356	324,799	258,702	391,706	397,235	706,879	689,703

								(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVSVI		FTVSV2		FTVMD2		FTVDM3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$156,845	99,460	92,819	38,134	5,867	3,529	87,415	61,901
Realized gain (loss) on investments	424,566	(277,282)	826,614	588,943	9,576	(18,029)	84,348	410,696
Change in unrealized gain (loss) on investments	2,515,040	1,824,905	1,556,526	484,569	12,935	19,718	(271,902)	47,284
Reinvested capital gains	173,687	-	142,063	-	26,905	8,235	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,270,138	1,647,083	2,618,022	1,111,646	55,283	13,453	(100,139)	519,881

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	420,431	521,294	481,085	363,346	12,926	31	192,570	259,990
Transfers between funds	(442,309)	(782,261)	1,256,391	231,007	97,498	(68,045)	89,239	(366,799)
Surrenders (note 6)	(962,704)	(867,414)	(359,917)	(318,738)	-	-	(326,656)	(322,293)
Death Benefits (note 4)	(27,923)	(6,045)	(118,863)	(755)	-	-	(26,098)	(6,453)
Net policy repayments (loans) (note 5)	(92,372)	(54,078)	(74,839)	(10,820)	(19,836)	-	(26,764)	(144,076)
Deductions for surrender charges (note 2d)	(9,727)	(7,479)	-	-	-	-	(5,868)	(5,451)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(341,266)	(359,469)	(108,718)	(91,306)	(6,994)	(4,063)	(155,674)	(171,954)
Asset charges (note 3):
FPVUL & VEL contracts	(35,023)	(32,950)	(1,688)	(984)	-	-	(12,898)	(14,132)
MSP contracts	(1,403)	(1,192)	-	-	-	-	(794)	(850)
SL contracts or LSFP contracts	(3,923)	(3,676)	-	-	-	-	(2,307)	(2,042)
Adjustments to maintain reserves	28	6	(1,636)	(320)	(6)	10	8	(2)

Net equity transactions	(1,496,191)	(1,593,264)	1,071,815	171,430	83,588	(72,067)	(275,242)	(774,062)

Net change in contract owners’ equity	1,773,947	53,819	3,689,837	1,283,076	138,871	(58,614)	(375,381)	(254,181)
Contract owners’ equity beginning of period	9,640,363	9,586,544	6,539,867	5,256,791	148,276	206,890	4,227,747	4,481,928

Contract owners’ equity end of period	$11,414,310	9,640,363	10,229,704	6,539,867	287,147	148,276	3,852,366	4,227,747

CHANGES IN UNITS:
Beginning units	363,138	428,826	404,795	384,441	13,771	21,727	218,972	262,679
Units purchased	15,702	24,189	101,398	61,252	9,191	13,903	22,767	20,011
Units redeemed	(63,862)	(89,877)	(41,831)	(40,898)	(2,043)	(21,859)	(40,251)	(63,718)

Ending units	314,978	363,138	465,556	404,795	20,950	13,771	201,488	218,972

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TIF		TIF2		TIF3		FTVGI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$36,332	42,229	292,935	315,838	159,967	153,683	1,880,803	2,244,993
Realized gain (loss) on investments	9,319	(13,327)	572,152	729,191	128,513	(479,530)	(48,562)	(95,655)
Change in unrealized gain (loss) on investments	252,465	193,695	2,097,163	849,980	1,089,829	1,215,314	(1,715,794)	3,025,733
Reinvested capital gains	-	-	-	-	-	-	499,060	57,587

Net increase (decrease) in contract owners’ equity resulting from operations	298,116	222,597	2,962,250	1,895,009	1,378,309	889,467	615,507	5,232,658

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(128)	1,015,174	206,366	267,462	300,815	1,382,824	1,068,455
Transfers between funds	(6,635)	(41,453)	44,702	55,085	1,035,308	(166,572)	1,883,785	(3,842,852)
Surrenders (note 6)	(58,655)	(30,931)	(513,201)	(143,415)	(513,558)	(461,187)	(102,818)	(19,132)
Death Benefits (note 4)	(2,258)	(2,532)	-	(23,008)	(180,898)	(118,184)	(222,812)	(65,085)
Net policy repayments (loans) (note 5)	(17,041)	(37,464)	-	9,350	16,238	98,563	(31,309)	767
Deductions for surrender charges (note 2d)	(66)	(388)	-	-	(6,734)	(8,546)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(34,851)	(36,998)	(153,662)	(133,334)	(200,254)	(175,573)	(441,968)	(417,845)
Asset charges (note 3):
FPVUL & VEL contracts	(4,239)	(4,050)	-	-	(18,674)	(15,264)	(3,259)	(2,556)
MSP contracts	(541)	(453)	-	-	(266)	(320)	-	-
SL contracts or LSFP contracts	(691)	(624)	-	-	(3,404)	(3,079)	-	-
Adjustments to maintain reserves	2	(2)	(253)	77	8	10	180	161

Net equity transactions	(124,975)	(155,023)	392,760	(28,879)	395,228	(549,337)	2,464,623	(3,278,087)

Net change in contract owners’ equity	173,141	67,574	3,355,010	1,866,130	1,773,537	340,130	3,080,130	1,954,571
Contract owners’ equity beginning of period	1,361,447	1,293,873	13,199,367	11,333,237	5,431,168	5,091,038	39,360,480	37,405,909

Contract owners’ equity end of period	$1,534,588	1,361,447	16,554,377	13,199,367	7,204,705	5,431,168	42,440,610	39,360,480

CHANGES IN UNITS:
Beginning units	58,522	65,960	628,537	636,281	366,253	406,154	2,363,034	2,581,564
Units purchased	-	-	70,193	63,920	82,357	34,258	234,522	155,323
Units redeemed	(5,011)	(7,438)	(57,636)	(71,664)	(53,540)	(74,159)	(85,283)	(373,853)

Ending units	53,511	58,522	642,739	628,537	395,070	366,253	2,511,603	2,363,034

							(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVGI3		FTVFA2		GVMCE		GVGOPS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$568,963	727,657	57,618	9,218	358,784	415,565	(850)	(197)
Realized gain (loss) on investments	190,435	212,683	14,502	10,615	4,490,178	1,142,862	16,435	682
Change in unrealized gain (loss) on investments	(733,691)	653,810	(56,023)	30,587	5,335,962	5,787,288	43,842	(2,130)
Reinvested capital gains	148,341	18,412	84,028	-	4,657,900	-	38,983	4,758

Net increase (decrease) in contract owners’ equity resulting from operations	174,048	1,612,562	100,125	50,420	14,842,824	7,345,715	98,410	3,113

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	385,136	530,663	66,145	16,812	369,703	720,246	39,295	16,151
Transfers between funds	(227,194)	573,889	193,073	44,158	2,681,331	(4,477,696)	474,985	31,324
Surrenders (note 6)	(979,530)	(912,367)	(37,422)	(43,389)	(1,010,662)	(1,516,057)	(32,033)	-
Death Benefits (note 4)	(80,973)	(51,721)	(1,257)	-	(116,713)	(80,939)	-	-
Net policy repayments (loans) (note 5)	(122,118)	144,083	(6,375)	2,101	(1,416)	484,133	(2,889)	-
Deductions for surrender charges (note 2d)	(3,264)	(13,874)	(585)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(363,501)	(383,959)	(22,554)	(16,368)	(533,579)	(514,375)	(8,031)	(4,475)
Asset charges (note 3):
FPVUL & VEL contracts	(29,470)	(28,730)	(2,269)	(1,624)	-	-	(15)	(9)
MSP contracts	(959)	(1,038)	(57)	(128)	-	-	-	-
SL contracts or LSFP contracts	(4,579)	(5,062)	(2)	-	-	-	-	-
Adjustments to maintain reserves	(6)	(2)	(2)	457	(158)	356	(6)	(3)

Net equity transactions	(1,426,458)	(148,118)	188,695	2,019	1,388,506	(5,384,332)	471,306	42,988

Net change in contract owners’ equity	(1,252,410)	1,464,444	288,820	52,439	16,231,330	1,961,383	569,716	46,101
Contract owners’ equity beginning of period	12,346,451	10,882,007	383,969	331,530	45,244,297	43,282,914	49,922	3,821

Contract owners’ equity end of period	$11,094,041	12,346,451	672,789	383,969	61,475,627	45,244,297	619,638	49,922

CHANGES IN UNITS:
Beginning units	606,188	614,756	35,375	35,227	1,843,696	2,084,386	4,758	434
Units purchased	19,511	61,228	20,675	3,571	114,604	32,074	51,766	4,773
Units redeemed	(89,768)	(69,796)	(5,970)	(3,423)	(66,999)	(272,764)	(11,571)	(449)

Ending units	535,931	606,188	50,080	35,375	1,889,614	1,843,696	44,812	4,758

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SBVSG		BNCAI		AMTB		AMGP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(7,455)	4,273	23,452	89,359	76,739	108,811	6,547	220
Realized gain (loss) on investments	171,098	35,778	3,030,022	1,555,523	(2,344)	(9,915)	77,627	439,571
Change in unrealized gain (loss) on investments	906,060	64,183	(267,104)	(452,578)	(51,767)	69,385	165,557	(299,572)
Reinvested capital gains	390,777	72,565	888,074	504,733	-	-	50,106	6,370

Net increase (decrease) in contract owners’ equity resulting from operations	1,460,480	176,799	3,674,444	1,697,037	22,628	168,281	299,837	146,589

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	507,247	202,709	234,496	337,498	186,327	226,442	426	411
Transfers between funds	2,253,409	1,030,811	456,748	(1,534,342)	335,597	68,134	311,264	(1,164,659)
Surrenders (note 6)	(73,559)	(29,989)	(3,687,676)	(609,547)	(350,711)	(359,708)	(232,936)	(88,915)
Death Benefits (note 4)	(20,813)	(229)	(32,310)	(32,121)	(4,383)	(5,097)	(3,995)	(7,236)
Net policy repayments (loans) (note 5)	(11,484)	(7,657)	-	83,748	(33,603)	(15,257)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(1,319)	(4,337)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,874)	(29,846)	(139,561)	(158,578)	(226,366)	(241,717)	(10,556)	(22,101)
Asset charges (note 3):
FPVUL & VEL contracts	(558)	(217)	(279)	(675)	(13,126)	(13,652)	-	-
MSP contracts	-	-	-	-	(535)	(602)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,810)	(1,855)	-	-
Adjustments to maintain reserves	324	(291)	(161)	(453)	(1)	3	(61)	9

Net equity transactions	2,584,692	1,165,291	(3,168,743)	(1,914,470)	(109,930)	(347,646)	64,142	(1,282,491)

Net change in contract owners’ equity	4,045,172	1,342,090	505,701	(217,433)	(87,302)	(179,365)	363,979	(1,135,902)
Contract owners’ equity beginning of period	2,120,145	778,055	10,140,811	10,358,244	3,652,892	3,832,257	810,864	1,946,766

Contract owners’ equity end of period	$6,165,317	2,120,145	10,646,512	10,140,811	3,565,590	3,652,892	1,174,843	810,864

CHANGES IN UNITS:
Beginning units	168,989	73,805	404,574	487,615	299,031	328,162	49,333	134,353
Units purchased	177,249	112,152	38,076	15,027	44,331	27,844	15,543	2,558
Units redeemed	(11,513)	(16,968)	(139,319)	(98,068)	(53,267)	(56,975)	(13,321)	(87,578)

Ending units	334,875	168,989	303,601	404,574	290,095	299,031	51,556	49,333

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMCG		AMTP		AMRI		AMFAS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(6,511)	(9,395)	9,816	7,625	47,139	15,268	(2,404)	(2,471)
Realized gain (loss) on investments	546,575	764,825	460,320	60,470	162,618	421,324	157,558	356,593
Change in unrealized gain (loss) on investments	292,896	(235,283)	(109,936)	374,486	1,259,192	(923,280)	642,040	(160,603)
Reinvested capital gains	-	-	-	-	-	1,072,799	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	832,960	520,147	360,200	442,581	1,468,949	586,111	797,194	193,519

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	44,401	205,899	44,274	62,611	17,477	72,646	34,054	53,554
Transfers between funds	(288,184)	(1,767,394)	(1,162,995)	(1,584,531)	(378,130)	(378,112)	798,250	(640,144)
Surrenders (note 6)	(675,892)	(389,312)	(471,358)	(49,472)	-	(55,534)	(163,700)	(51,415)
Death Benefits (note 4)	(11,671)	-	-	(1,792)	-	-	-	(6,444)
Net policy repayments (loans) (note 5)	(163)	(176)	(22,999)	(10,918)	-	(15)	(10,863)	5,105
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(650)	1,464
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,050)	(87,552)	(19,035)	(85,626)	(42,833)	(48,108)	(42,003)	(47,534)
Asset charges (note 3):
FPVUL & VEL contracts	(8)	8	(382)	(1,705)	(429)	(437)	(3,071)	(3,260)
MSP contracts	-	-	-	-	-	-	(65)	(99)
SL contracts or LSFP contracts	-	(8)	-	-	-	-	(260)	(132)
Adjustments to maintain reserves	109	96	(180)	(1,073)	368	(321)	(80)	11

Net equity transactions	(970,458)	(2,038,439)	(1,632,675)	(1,672,506)	(403,547)	(409,881)	611,612	(688,894)

Net change in contract owners’ equity	(137,498)	(1,518,292)	(1,272,475)	(1,229,925)	1,065,402	176,230	1,408,806	(495,375)
Contract owners’ equity beginning of period	3,073,903	4,592,195	2,316,303	3,546,228	4,307,792	4,131,562	1,668,533	2,163,908

Contract owners’ equity end of period	$2,936,405	3,073,903	1,043,828	2,316,303	5,373,194	4,307,792	3,077,339	1,668,533

CHANGES IN UNITS:
Beginning units	203,445	347,445	144,447	255,553	380,913	421,080	115,055	162,045
Units purchased	2,680	14,386	2,442	5,268	8,343	6,630	42,289	3,534
Units redeemed	(58,784)	(158,386)	(97,641)	(116,374)	(41,598)	(46,797)	(11,644)	(50,524)

Ending units	147,342	203,445	49,246	144,447	347,690	380,913	145,700	115,055

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMSRS		OVGR		OVGS3		OVGS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$19,210	5,455	127,020	86,915	242,423	329,528	623,081	896,380
Realized gain (loss) on investments	185,853	(66,306)	1,927,411	2,508,107	96,421	(586,647)	1,380,542	(1,279,033)
Change in unrealized gain (loss) on investments	658,644	324,070	2,378,329	(146,105)	3,957,292	3,186,789	10,477,399	8,759,545
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	863,707	263,219	4,432,760	2,448,917	4,296,136	2,929,670	12,481,022	8,376,892

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	112,733	132,749	414,505	494,335	1,610,215	1,253,719	1,733,659	1,273,550
Transfers between funds	(17,446)	(171,397)	(3,678,577)	(1,407,114)	1,051,472	(978,167)	1,197,747	(3,204,546)
Surrenders (note 6)	(150,626)	(282,506)	(1,220,462)	(2,522,021)	(1,583,344)	(1,622,743)	(1,721,610)	(1,641,068)
Death Benefits (note 4)	(19,715)	(60,529)	(53,132)	(42,516)	(69,798)	(42,995)	(143,790)	(66,888)
Net policy repayments (loans) (note 5)	(11,156)	(42)	33,867	576,684	(62,134)	66,277	(415,226)	(127,616)
Deductions for surrender charges (note 2d)	(3,554)	(7,802)	(219)	-	(10,461)	(9,069)	(1,432)	(3,938)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(106,877)	(105,548)	(306,610)	(392,618)	(701,101)	(676,872)	(906,372)	(846,509)
Asset charges (note 3):
FPVUL & VEL contracts	(9,303)	(8,554)	(168)	(116)	(63,101)	(55,680)	(35,398)	(30,823)
MSP contracts	(436)	(473)	-	-	(4,056)	(3,421)	(1,274)	(1,170)
SL contracts or LSFP contracts	(978)	(988)	-	(29)	(8,171)	(7,333)	(3,907)	(3,665)
Adjustments to maintain reserves	70	(8)	5,131	2,377	(112)	(69)	19	205

Net equity transactions	(207,288)	(505,098)	(4,805,665)	(3,291,018)	159,409	(2,076,353)	(297,584)	(4,652,468)

Net change in contract owners’ equity	656,419	(241,879)	(372,905)	(842,101)	4,455,545	853,317	12,183,438	3,724,424
Contract owners’ equity beginning of period	2,357,202	2,599,081	17,867,476	18,709,577	15,569,771	14,716,454	46,222,872	42,498,448

Contract owners’ equity end of period	$3,013,621	2,357,202	17,494,571	17,867,476	20,025,316	15,569,771	58,406,310	46,222,872

CHANGES IN UNITS:
Beginning units	122,284	149,636	1,524,196	1,809,119	957,445	1,097,060	2,734,473	3,043,484
Units purchased	6,771	8,517	55,349	48,654	138,713	100,236	261,477	83,269
Units redeemed	(15,440)	(35,869)	(417,496)	(333,577)	(129,089)	(239,851)	(284,021)	(392,280)

Ending units	113,615	122,284	1,162,020	1,524,196	967,069	957,445	2,717,740	2,734,473

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVIG		OVGI		OVSC		OVAG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(138)	-	303,013	238,289	55,301	24,833	(9,582)	(11,714)
Realized gain (loss) on investments	3,455	-	799,595	343,759	961,743	122,438	1,142,692	705,073
Change in unrealized gain (loss) on investments	28,836	-	6,763,774	3,392,518	835,090	575,285	6,622,210	2,940,005
Reinvested capital gains	-	-	-	-	72,803	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,153	-	7,866,382	3,974,566	1,924,937	722,556	7,755,320	3,633,364

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,013	-	1,298,703	1,363,729	1,347,529	273,555	1,333,884	1,503,020
Transfers between funds	533,661	-	(207,093)	(533,370)	606,866	(184,273)	(932,027)	(1,586,853)
Surrenders (note 6)	-	-	(2,228,756)	(1,484,288)	(1,370,738)	(280,217)	(2,056,439)	(1,775,054)
Death Benefits (note 4)	-	-	(110,658)	(173,933)	(27,022)	(18,355)	(78,916)	(97,014)
Net policy repayments (loans) (note 5)	-	-	(80,290)	(19,809)	35,775	(36,630)	34,367	214,139
Deductions for surrender charges (note 2d)	-	-	(7,549)	(11,730)	(5,662)	(7,271)	(89)	(4,468)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,234)	-	(1,201,945)	(1,229,048)	(216,024)	(198,802)	(1,143,708)	(1,211,232)
Asset charges (note 3):
FPVUL & VEL contracts	(70)	-	(95,297)	(88,246)	(19,720)	(15,987)	(84,569)	(80,892)
MSP contracts	-	-	(3,579)	(3,090)	(464)	(363)	(1,388)	(1,405)
SL contracts or LSFP contracts	-	-	(7,142)	(6,931)	(2,848)	(2,363)	(3,791)	(3,769)
Adjustments to maintain reserves	2	-	(104)	3	17	(2)	19,123	(893)

Net equity transactions	561,372	-	(2,643,710)	(2,186,713)	347,709	(470,708)	(2,913,553)	(3,044,421)

Net change in contract owners’ equity	593,525	-	5,222,672	1,787,853	2,272,646	251,848	4,841,767	588,943
Contract owners’ equity beginning of period	-	-	26,173,622	24,385,769	4,394,613	4,142,765	23,239,276	22,650,333

Contract owners’ equity end of period	$593,525	-	31,396,294	26,173,622	6,667,259	4,394,613	28,081,043	23,239,276

CHANGES IN UNITS:
Beginning units	-	-	1,674,156	1,822,719	174,944	194,582	1,587,180	1,811,076
Units purchased	51,717	-	87,107	110,463	34,709	13,098	111,415	109,680
Units redeemed	(390)	-	(233,157)	(259,026)	(21,435)	(32,736)	(281,686)	(333,576)

Ending units	51,327	-	1,526,979	1,674,156	188,218	174,944	1,422,801	1,587,180

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVSB		PMVAAA		PMVFBA		PMVLGA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$181,697	138,134	1,218,275	958,325	53,224	134,266	22,282	7,962
Realized gain (loss) on investments	(37,649)	10,126	214,098	15,255	(114,267)	97,018	(53,157)	52,397
Change in unrealized gain (loss) on investments	(69,435)	9,646	(1,479,642)	950,375	(150,954)	(168,660)	(171,211)	(82,091)
Reinvested capital gains	-	25,947	-	-	29,700	47,707	81,481	39,644

Net increase (decrease) in contract owners’ equity resulting from operations	74,613	183,853	(47,269)	1,923,955	(182,297)	110,331	(120,605)	17,912

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	161,624	23,507	587,800	405,937	73,596	79,348	178,611	3,390
Transfers between funds	11,529,173	(474,074)	1,405,936	20,604,643	1,520,632	(356,931)	1,356,026	8,120
Surrenders (note 6)	(422,473)	(27,520)	(567,999)	(469,507)	(410,086)	(249,221)	-	-
Death Benefits (note 4)	(13,104)	(2,935)	(139,080)	(39,305)	(22,381)	(20,486)	-	-
Net policy repayments (loans) (note 5)	(64,814)	4,514	(51,956)	1,473	(640)	(29,180)	(6,238)	(17,174)
Deductions for surrender charges (note 2d)	(1,657)	(273)	-	-	(7,478)	(655)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(109,829)	(28,011)	(346,510)	(158,140)	(103,498)	(97,084)	(21,028)	(14,455)
Asset charges (note 3):
FPVUL & VEL contracts	(7,452)	(1,381)	(4,662)	(1,660)	(7,930)	(4,642)	-	-
MSP contracts	(92)	(18)	-	-	(29)	(28)	-	-
SL contracts or LSFP contracts	(10,609)	(122)	-	-	(984)	(1,359)	-	-
Adjustments to maintain reserves	(13)	(15)	(49)	100	(28)	157	81	39

Net equity transactions	11,060,754	(506,328)	883,480	20,343,541	1,041,174	(680,081)	1,507,452	(20,080)

Net change in contract owners’ equity	11,135,367	(322,475)	836,211	22,267,496	858,877	(569,750)	1,386,847	(2,168)
Contract owners’ equity beginning of period	1,866,129	2,188,604	25,602,177	3,334,681	2,127,709	2,697,459	411,188	413,356

Contract owners’ equity end of period	$13,001,496	1,866,129	26,438,388	25,602,177	2,986,586	2,127,709	1,798,035	411,188

CHANGES IN UNITS:
Beginning units	140,055	188,028	1,420,335	211,585	154,021	205,816	29,236	30,627
Units purchased	865,457	141,928	184,123	1,249,481	129,914	12,288	120,557	11,897
Units redeemed	(28,445)	(189,901)	(124,232)	(40,731)	(52,720)	(64,083)	(2,424)	(13,288)

Ending units	977,067	140,055	1,466,038	1,420,335	231,139	154,021	147,258	29,236

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVLDA		PMVRRA		PMVTRA		PIVEMI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$684,185	971,127	1,555,178	1,037,293	8,756,989	9,769,888	13,799	5,256
Realized gain (loss) on investments	343,633	922,417	1,152,924	4,917,466	1,512,291	4,046,556	(59,815)	(237,394)
Change in unrealized gain (loss) on investments	(1,169,651)	1,238,479	(14,342,737)	(2,418,651)	(23,579,056)	14,162,170	24,038	373,467
Reinvested capital gains	-	-	792,718	6,195,039	3,716,337	8,219,576	-	44,847

Net increase (decrease) in contract owners’ equity resulting from operations	(141,833)	3,132,023	(10,841,917)	9,731,147	(9,593,439)	36,198,190	(21,978)	186,176

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,034,203	1,864,987	4,360,070	3,835,087	10,107,654	9,334,693	97,846	170,349
Transfers between funds	10,463,560	(7,148,402)	(9,270,754)	(6,161,189)	448,202	23,284,724	(107,571)	(305,700)
Surrenders (note 6)	(1,921,292)	(8,948,394)	(2,161,408)	(2,062,670)	(7,254,435)	(9,448,396)	(50,036)	(39,577)
Death Benefits (note 4)	(59,672)	(251,367)	(192,663)	(177,232)	(1,667,669)	(687,582)	-	(1,155)
Net policy repayments (loans) (note 5)	573,636	937,693	(158,584)	46,681	(475,868)	(199,475)	-	5,666
Deductions for surrender charges (note 2d)	(2,285)	(628)	-	-	(368)	(1,989)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(953,577)	(1,050,617)	(1,350,464)	(1,507,508)	(4,926,736)	(4,960,686)	(31,701)	(42,688)
Asset charges (note 3):
FPVUL & VEL contracts	(23,978)	(22,465)	(7,953)	(6,823)	(47,459)	(33,672)	(1,055)	(1,322)
MSP contracts	(1,040)	(1,026)	-	-	-	-	-	-
SL contracts or LSFP contracts	(3,630)	(3,136)	-	-	-	-	-	-
Adjustments to maintain reserves	1,115	3,741	2,214	(824)	24,626	28,233	(5)	(2)

Net equity transactions	12,107,040	(14,619,614)	(8,779,542)	(6,034,478)	(3,792,053)	17,315,850	(92,522)	(214,429)

Net change in contract owners’ equity	11,965,207	(11,487,591)	(19,621,459)	3,696,669	(13,385,492)	53,514,040	(114,500)	(28,253)
Contract owners’ equity beginning of period	51,151,896	62,639,487	116,545,395	112,848,726	434,553,540	381,039,500	1,577,304	1,605,557

Contract owners’ equity end of period	$63,117,103	51,151,896	96,923,936	116,545,395	421,168,048	434,553,540	1,462,804	1,577,304

CHANGES IN UNITS:
Beginning units	3,426,127	4,435,185	5,891,396	6,190,538	22,903,897	21,977,687	209,227	238,075
Units purchased	1,017,122	501,797	234,904	341,040	1,055,073	1,674,373	13,305	24,164
Units redeemed	(187,737)	(1,510,855)	(723,382)	(640,182)	(1,324,153)	(748,163)	(24,453)	(53,012)

Ending units	4,244,504	3,426,127	5,409,910	5,891,396	22,671,205	22,903,897	198,081	209,227

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PIHYB1		PVGIB		PVTIGB		PVTSCB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$362,649	659,991	16,492	12,418	14,504	19,943	23	8
Realized gain (loss) on investments	34,094	(10,758)	143,773	17,455	57,724	(152,133)	569	848
Change in unrealized gain (loss) on investments	(9,948)	423,803	129,299	103,096	184,489	312,201	755	517
Reinvested capital gains	413,499	611,210	-	-	-	-	54	-

Net increase (decrease) in contract owners’ equity resulting from operations	800,294	1,684,246	289,564	132,969	256,717	180,011	1,401	1,373

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	381,632	249,346	51,747	53,865	36,015	55,258	1,700	155
Transfers between funds	(1,810,100)	(3,336,330)	141,513	(5,747)	15,704	1,598	4,254	(7,913)
Surrenders (note 6)	(508,031)	(728,870)	(38,410)	(32,940)	(50,959)	(119,461)	(231)	(1,049)
Death Benefits (note 4)	(4,707)	(45,552)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,690)	48,453	(163,174)	(30,223)	(15,227)	12,523	-	-
Deductions for surrender charges (note 2d)	-	-	(506)	(667)	(235)	(952)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(122,872)	(175,006)	(50,352)	(39,161)	(50,882)	(45,617)	(161)	(184)
Asset charges (note 3):
FPVUL & VEL contracts	(1,019)	(589)	(3,704)	(3,078)	(3,237)	(3,040)	-	-
MSP contracts	-	-	(39)	(32)	(11)	(84)	-	-
SL contracts or LSFP contracts	-	-	(360)	(240)	(243)	(202)	-	-
Adjustments to maintain reserves	4,303	49,810	(10)	9	(15)	1	4	(2)

Net equity transactions	(2,069,484)	(3,938,738)	(63,295)	(58,214)	(69,090)	(99,976)	5,566	(8,993)

Net change in contract owners’ equity	(1,269,190)	(2,254,492)	226,269	74,755	187,627	80,035	6,967	(7,620)
Contract owners’ equity beginning of period	7,633,325	9,887,817	767,445	692,690	954,407	874,372	2,964	10,584

Contract owners’ equity end of period	$6,364,135	7,633,325	993,714	767,445	1,142,034	954,407	9,931	2,964

CHANGES IN UNITS:
Beginning units	320,179	480,450	46,906	50,439	53,095	59,303	299	1,253
Units purchased	28,768	25,297	12,627	4,168	2,453	3,846	615	18
Units redeemed	(110,980)	(185,568)	(14,768)	(7,701)	(5,939)	(10,054)	(194)	(972)

Ending units	238,255	320,179	44,765	46,906	49,608	53,095	720	299

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PVTVB		ACGI		ACEG		AVBVI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$10,749	5,665	50,776	45,577	3,847	-	5,809	8,585
Realized gain (loss) on investments	9,260	20,137	155,776	5,733	9,583	(10,657)	90,525	31,721
Change in unrealized gain (loss) on investments	504,027	191,874	913,481	278,485	292,019	(17,932)	66,097	73,113
Reinvested capital gains	-	-	35,714	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	524,036	217,676	1,155,747	329,795	305,449	(28,589)	162,431	113,419

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	191,969	114,123	59,107	42,176	70,638	56,385	22,642	8,810
Transfers between funds	209,851	(538,770)	(236,972)	1,410,572	137,165	852,239	(235,494)	5,181
Surrenders (note 6)	(56,960)	(77,991)	(54,091)	-	(57,746)	(33,929)	(98,364)	(115,851)
Death Benefits (note 4)	(153)	(39,863)	-	-	(555)	-	-	(538)
Net policy repayments (loans) (note 5)	22,022	(18,480)	(98)	(992)	(16,602)	(4,664)	(1,647)	(5,123)
Deductions for surrender charges (note 2d)	(158)	(1,085)	-	-	(1,653)	(1,256)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(48,938)	(60,193)	(42,763)	(32,974)	(49,597)	(34,972)	(10,749)	(19,803)
Asset charges (note 3):
FPVUL & VEL contracts	(4,782)	(5,017)	(93)	(77)	(3,713)	(2,448)	-	1
MSP contracts	(488)	(427)	-	-	(191)	(111)	-	-
SL contracts or LSFP contracts	(637)	(1,338)	-	-	(239)	(153)	-	(2)
Adjustments to maintain reserves	19	(13)	23	27	423	1,781	(29)	(7)

Net equity transactions	311,745	(629,054)	(274,887)	1,418,732	77,930	832,872	(323,641)	(127,332)

Net change in contract owners’ equity	835,781	(411,378)	880,860	1,748,527	383,379	804,283	(161,210)	(13,913)
Contract owners’ equity beginning of period	1,137,933	1,549,311	3,531,500	1,782,973	804,283	-	691,134	705,047

Contract owners’ equity end of period	$1,973,714	1,137,933	4,412,360	3,531,500	1,187,662	804,283	529,924	691,134

CHANGES IN UNITS:
Beginning units	66,439	103,328	306,238	176,833	82,490	-	45,186	54,159
Units purchased	19,016	11,327	7,097	132,500	16,835	90,841	1,296	6,105
Units redeemed	(5,277)	(48,216)	(27,338)	(3,095)	(12,402)	(8,351)	(20,607)	(15,078)

Ending units	80,179	66,439	286,045	306,238	86,923	82,490	25,874	45,186

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVHY1		AVIE		AVMCCI		ROCMC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$426,717	414,626	505,885	500,285	5,546	(1,200)	56,402	(98,249)
Realized gain (loss) on investments	444,120	52,982	1,374,988	2,291,229	24,906	3,235	(454,604)	7,177,406
Change in unrealized gain (loss) on investments	(221,996)	755,725	6,629,746	2,695,361	170,187	73,852	4,935,996	(4,752,250)
Reinvested capital gains	-	-	-	-	83,817	9,920	639,204	886,619

Net increase (decrease) in contract owners’ equity resulting from operations	648,841	1,223,333	8,510,619	5,486,875	284,456	85,807	5,176,998	3,213,526

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	146,862	293,870	1,943,097	1,423,673	57,790	52,626	1,385,704	1,836,995
Transfers between funds	240,536	1,731,252	4,100,632	3,532,290	58,964	606,298	(19,174,429)	(8,294,417)
Surrenders (note 6)	(281,010)	(180,590)	(833,895)	(3,298,790)	(9,470)	(2,087)	(1,519,716)	(3,247,544)
Death Benefits (note 4)	(38,287)	(29,544)	(120,825)	(97,506)	-	-	(53,533)	(87,184)
Net policy repayments (loans) (note 5)	(71,820)	(7,012)	(19,413)	542,839	1	-	(159)	58,784
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(99,085)	(87,378)	(589,749)	(527,292)	(19,439)	(12,785)	(380,336)	(612,504)
Asset charges (note 3):
FPVUL & VEL contracts	(798)	(1,194)	(1,980)	(1,590)	(184)	(34)	(2,508)	(3,005)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1,931)	58	(177)	(111)	9	(12)	(406)	272

Net equity transactions	(105,533)	1,719,462	4,477,690	1,573,513	87,671	644,006	(19,745,383)	(10,348,603)

Net change in contract owners’ equity	543,308	2,942,795	12,988,309	7,060,388	372,127	729,813	(14,568,385)	(7,135,077)
Contract owners’ equity beginning of period	9,888,749	6,945,954	42,304,002	35,243,614	981,528	251,715	39,796,745	46,931,822

Contract owners’ equity end of period	$10,432,057	9,888,749	55,292,311	42,304,002	1,353,655	981,528	25,228,360	39,796,745

CHANGES IN UNITS:
Beginning units	791,083	649,726	2,122,930	2,039,047	66,547	18,883	1,529,776	1,937,636
Units purchased	54,035	172,518	327,171	271,688	8,339	48,942	51,434	87,848
Units redeemed	(57,787)	(31,161)	(128,486)	(187,805)	(3,576)	(1,278)	(789,261)	(495,708)

Ending units	781,618	791,083	2,336,984	2,122,930	71,330	66,547	803,412	1,529,776

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ROCSC		RVARS		TREI2		TRHS2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(2,663)	(2,529)	-	-	693,721	978,870	(18,586)	(10,898)
Realized gain (loss) on investments	382,956	(32,530)	(10)	-	4,603,810	8,046,398	1,391,919	583,767
Change in unrealized gain (loss) on investments	(11,604)	246,246	654	-	10,566,494	(469,846)	4,201,937	1,287,372
Reinvested capital gains	-	58,574	-	-	-	-	813,844	181,641

Net increase (decrease) in contract owners’ equity resulting from operations	368,689	269,761	644	-	15,864,025	8,555,422	6,389,114	2,041,882

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(54)	97	108	-	2,299,641	1,833,784	516,924	228,034
Transfers between funds	(2,703,962)	(158,651)	167,949	-	4,949,688	(9,821,854)	5,163,404	3,125,355
Surrenders (note 6)	(28,834)	(62,984)	-	-	(3,701,593)	(5,090,653)	(1,140,030)	(279,220)
Death Benefits (note 4)	(3,612)	(10,136)	-	-	(145,356)	(101,230)	(28,005)	(32,726)
Net policy repayments (loans) (note 5)	-	-	(365)	-	(58,766)	524,581	(144,605)	(89,226)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(3,455)	(2,154)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,914)	(18,244)	(140)	-	(899,116)	(883,582)	(396,174)	(211,384)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(45)	-	(3,637)	(2,933)	(20,503)	(11,180)
MSP contracts	-	-	-	-	-	-	(569)	(294)
SL contracts or LSFP contracts	-	-	-	-	-	-	(4,161)	(1,400)
Adjustments to maintain reserves	14	8	(5)	-	(39)	(372)	73	37

Net equity transactions	(2,747,362)	(249,910)	167,502	-	2,440,822	(13,542,259)	3,942,899	2,725,842

Net change in contract owners’ equity	(2,378,673)	19,851	168,146	-	18,304,847	(4,986,837)	10,332,013	4,767,724
Contract owners’ equity beginning of period	2,378,673	2,358,822	-	-	53,102,114	58,088,951	10,624,734	5,857,010

Contract owners’ equity end of period	$-	2,378,673	168,146	-	71,406,961	53,102,114	20,956,747	10,624,734

CHANGES IN UNITS:
Beginning units	184,649	205,572	-	-	2,782,361	3,550,013	685,053	494,264
Units purchased	-	-	16,878	-	333,397	110,934	299,224	237,769
Units redeemed	(184,327)	(20,923)	(56)	-	(215,987)	(878,586)	(79,930)	(46,980)

Ending units	-	184,649	16,822	-	2,898,250	2,782,361	898,513	685,053

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRLT1		TRMCG2		TRNAG1		TRPSB1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$79,825	25,715	(61,346)	(55,913)	(77,882)	99,820	42,580	62,629
Realized gain (loss) on investments	(27,862)	(3,184)	(91,832)	1,573,337	1,813,457	827,755	216,051	37,760
Change in unrealized gain (loss) on investments	84	(3,170)	6,022,061	(506,882)	4,278,696	2,200,732	60,941	220,545
Reinvested capital gains	-	4,780	2,435,549	2,196,415	6,309,586	207,221	228,295	107,742

Net increase (decrease) in contract owners’ equity resulting from operations	52,047	24,141	8,304,432	3,206,957	12,323,857	3,335,528	547,867	428,676

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	876,849	450,810	174,153	323,174	2,669,976	2,215,774	177,625	180,689
Transfers between funds	11,386,611	1,547,000	(817,593)	(3,749,882)	(1,245,070)	8,238,783	(779,772)	802,071
Surrenders (note 6)	-	-	(721,634)	(2,327,406)	(4,413,156)	(836,617)	(37,974)	(343,882)
Death Benefits (note 4)	(1,357)	(8,394)	(42,490)	(85,728)	(124,790)	(67,023)	-	-
Net policy repayments (loans) (note 5)	(4,913)	(266)	-	645,764	(182,201)	(36,605)	(18,304)	4,171
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(92,492)	(24,745)	(232,369)	(279,660)	(589,015)	(467,662)	(37,393)	(38,954)
Asset charges (note 3):
FPVUL & VEL contracts	(70)	(38)	-	-	(9,402)	(4,707)	(850)	(672)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(390)	(48)	(267)	215	(25)	228	4	24

Net equity transactions	12,164,238	1,964,319	(1,640,200)	(5,473,523)	(3,893,683)	9,042,171	(696,664)	603,447

Net change in contract owners’ equity	12,216,285	1,988,460	6,664,232	(2,266,566)	8,430,174	12,377,699	(148,797)	1,032,123
Contract owners’ equity beginning of period	2,382,554	394,094	23,729,275	25,995,841	34,439,125	22,061,426	3,988,841	2,956,718

Contract owners’ equity end of period	$14,598,839	2,382,554	30,393,507	23,729,275	42,869,299	34,439,125	3,840,044	3,988,841

CHANGES IN UNITS:
Beginning units	230,839	39,025	815,148	1,012,297	2,050,836	1,483,224	306,888	261,403
Units purchased	1,194,900	195,283	6,643	12,952	175,102	659,250	23,461	87,708
Units redeemed	(9,585)	(3,469)	(59,511)	(210,101)	(374,609)	(91,638)	(79,567)	(42,223)

Ending units	1,416,096	230,839	767,584	815,148	1,851,100	2,050,836	250,814	306,888

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRBCGP		VWEM		VWHA		VVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,445)	91	234,763	(12,534)	236,691	207,042	106,590	92,504
Realized gain (loss) on investments	35,795	(2)	1,206,280	1,673,137	(2,083,713)	1,309,554	91,903	272,511
Change in unrealized gain (loss) on investments	1,153,496	(69)	147,621	2,222,411	5,261,913	(3,652,443)	659,146	118,575
Reinvested capital gains	-	-	-	-	839,369	4,029,357	102,897	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,184,846	20	1,588,664	3,883,014	4,254,260	1,893,510	960,536	483,590

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	634,015	-	305,443	391,274	4,209,550	1,743,405	86	78
Transfers between funds	6,433,495	80,133	(389,385)	(1,537,915)	(4,980,878)	(6,925,010)	863,355	763,187
Surrenders (note 6)	(16,389)	-	(1,948,973)	(1,247,169)	(2,524,046)	(1,381,536)	(187,350)	(117,473)
Death Benefits (note 4)	-	-	(78,540)	(81,227)	(131,168)	(107,500)	(15,094)	(17,562)
Net policy repayments (loans) (note 5)	(7,709)	-	(55,213)	262,877	(118,715)	67,525	-	-
Deductions for surrender charges (note 2d)	-	-	(28)	(744)	(188)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,891)	(121)	(395,538)	(469,991)	(721,276)	(797,193)	(41,068)	(30,933)
Asset charges (note 3):
FPVUL & VEL contracts	(15)	-	(26,942)	(26,800)	(28,695)	(29,316)	-	-
MSP contracts	-	-	(436)	(462)	(607)	(749)	-	-
SL contracts or LSFP contracts	-	-	(2,961)	(2,544)	(2,117)	(2,579)	-	-
Adjustments to maintain reserves	9	(1)	(278)	98	(127)	(186)	12	25

Net equity transactions	7,002,515	80,011	(2,592,851)	(2,712,603)	(4,298,267)	(7,433,139)	619,941	597,322

Net change in contract owners’ equity	8,187,361	80,031	(1,004,187)	1,170,411	(44,007)	(5,539,629)	1,580,477	1,080,912
Contract owners’ equity beginning of period	80,031	-	15,749,369	14,578,958	42,827,287	48,366,916	4,558,352	3,477,440

Contract owners’ equity end of period	$8,267,392	80,031	14,745,182	15,749,369	42,783,280	42,827,287	6,138,829	4,558,352

CHANGES IN UNITS:
Beginning units	7,887	-	421,121	500,671	956,384	1,097,201	371,867	318,666
Units purchased	575,917	7,899	13,831	19,563	111,388	74,100	79,574	67,258
Units redeemed	(5,156)	(12)	(82,043)	(99,113)	(196,746)	(214,917)	(17,680)	(14,057)

Ending units	578,648	7,887	354,185	421,121	877,892	956,384	418,598	371,867

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VVDV		VVI		VVMCI		VVREI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$292,454	45,663	57,115	82,602	90,115	77,224	32,621	33,981
Realized gain (loss) on investments	472,487	363,470	191,009	214,008	378,143	39,495	104,563	46,946
Change in unrealized gain (loss) on investments	3,069,193	769,193	776,481	461,961	2,698,889	840,782	(182,073)	138,516
Reinvested capital gains	-	-	-	-	358,399	246,150	47,008	65,623

Net increase (decrease) in contract owners’ equity resulting from operations	3,834,134	1,178,326	1,024,605	758,571	3,525,546	1,203,651	2,119	285,066

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(5)	548	420	(280)	441	109	97	100
Transfers between funds	(149,295)	10,566,488	172,599	(117,121)	3,576,158	1,117,221	5,265,653	79,083
Surrenders (note 6)	(504,950)	(284,711)	(161,926)	(115,578)	(406,015)	(245,236)	(117,312)	(49,206)
Death Benefits (note 4)	(43,478)	(43,388)	(13,944)	(18,424)	(31,483)	(36,945)	(5,562)	(7,752)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(113,854)	(54,136)	(36,482)	(32,642)	(87,287)	(65,754)	(21,764)	(13,635)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	39	62	5	37	15	57	(4)	17

Net equity transactions	(811,543)	10,184,863	(39,328)	(284,008)	3,051,829	769,452	5,121,108	8,607

Net change in contract owners’ equity	3,022,591	11,363,189	985,277	474,563	6,577,375	1,973,103	5,123,227	293,673
Contract owners’ equity beginning of period	13,576,102	2,212,913	4,438,353	3,963,790	9,365,695	7,392,592	1,850,006	1,556,333

Contract owners’ equity end of period	$16,598,693	13,576,102	5,423,630	4,438,353	15,943,070	9,365,695	6,973,233	1,850,006

CHANGES IN UNITS:
Beginning units	1,259,787	238,735	471,330	504,659	802,681	732,274	140,656	138,701
Units purchased	-	1,057,688	21,034	-	260,837	102,095	393,895	7,511
Units redeemed	(66,527)	(36,636)	(20,208)	(33,329)	(36,764)	(31,688)	(10,633)	(5,556)

Ending units	1,192,808	1,259,787	468,254	471,330	1,014,767	802,681	519,163	140,656

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VVSTC		VVSCG		VVHGB		WRASP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$84,371	110,350	(3,417)	-	183,066	190,032	191,524	135,810
Realized gain (loss) on investments	9,592	19,714	8,811	-	(9,148)	15,220	942,727	310,272
Change in unrealized gain (loss) on investments	(93,450)	68,358	635,604	-	(466,959)	(3,229)	2,417,541	1,753,592
Reinvested capital gains	35,901	-	-	-	88,628	67,969	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,414	198,422	640,998	-	(204,413)	269,992	3,551,792	2,199,674

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	41	56	280	-	157	192	1,515,676	861,333
Transfers between funds	(1,102,440)	1,415,441	3,913,504	-	1,392,415	1,121,074	(1,210,490)	1,426,787
Surrenders (note 6)	(137,742)	(142,422)	(69,300)	-	(250,154)	(198,318)	(1,575,098)	(621,037)
Death Benefits (note 4)	(14,631)	(21,259)	(4,690)	-	(21,596)	(30,792)	(18,762)	(5,925)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(114,235)	(55,088)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(4,750)	(3,838)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(34,326)	(36,584)	(10,772)	-	(60,099)	(54,296)	(501,770)	(445,956)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(38,746)	(32,296)
MSP contracts	-	-	-	-	-	-	(791)	(659)
SL contracts or LSFP contracts	-	-	-	-	-	-	(3,943)	(3,191)
Adjustments to maintain reserves	(1)	37	(6)	-	(7)	63	944	25

Net equity transactions	(1,289,099)	1,215,269	3,829,016	-	1,060,716	837,923	(1,951,965)	1,120,155

Net change in contract owners’ equity	(1,252,685)	1,413,691	4,470,014	-	856,303	1,107,915	1,599,827	3,319,829
Contract owners’ equity beginning of period	5,961,111	4,547,420	-	-	7,308,939	6,201,024	14,446,242	11,126,413

Contract owners’ equity end of period	$4,708,426	5,961,111	4,470,014	-	8,165,242	7,308,939	16,046,069	14,446,242

CHANGES IN UNITS:
Beginning units	491,102	390,379	-	-	658,202	579,704	1,146,952	1,052,778
Units purchased	-	117,372	273,750	-	138,888	104,132	107,295	225,359
Units redeemed	(98,003)	(16,649)	(5,674)	-	(30,701)	(25,634)	(236,754)	(131,185)

Ending units	384,564	491,102	268,075	-	754,096	658,202	1,017,541	1,146,952

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRGP		WRHIP		WRMCG		WRRESP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,460	(1,949)	878,244	(446)	(1,452)	(203)	33,707	17,006
Realized gain (loss) on investments	121,094	98,325	232,555	24,938	42,020	1,822	368,285	298,072
Change in unrealized gain (loss) on investments	552,549	(8,851)	686,039	325,194	181,201	20,249	(478,952)	120,052
Reinvested capital gains	183,681	146,644	-	-	28,607	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	862,784	234,169	1,796,838	349,686	250,376	21,868	(76,960)	435,130

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	152,221	107,095	1,001,207	53,681	331,271	212,223	417,887	313,670
Transfers between funds	437,243	(300,133)	7,522,418	12,761,889	795,674	322,794	1,456,523	(620,180)
Surrenders (note 6)	(49,866)	(70,714)	(364,292)	(142,079)	(15,826)	(1,202)	(133,917)	(176,973)
Death Benefits (note 4)	-	(12,164)	(67,406)	-	-	-	(3)	(337)
Net policy repayments (loans) (note 5)	-	4,718	(29,033)	2,482	(753)	871	(30,170)	(15,263)
Deductions for surrender charges (note 2d)	-	-	-	(650)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,794)	(36,613)	(227,621)	(30,809)	(34,942)	(4,427)	(62,767)	(55,027)
Asset charges (note 3):
FPVUL & VEL contracts	(705)	(518)	(6,134)	(984)	(1,347)	(181)	(3,698)	(1,901)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(77)	19	41	8	(12)	10	(14)	45

Net equity transactions	499,022	(308,310)	7,829,180	12,643,538	1,074,065	530,088	1,643,841	(555,966)

Net change in contract owners’ equity	1,361,806	(74,141)	9,626,018	12,993,224	1,324,441	551,956	1,566,881	(120,836)
Contract owners’ equity beginning of period	2,083,511	2,157,652	12,993,224	-	551,956	-	2,612,179	2,733,015

Contract owners’ equity end of period	$3,445,317	2,083,511	22,619,242	12,993,224	1,876,397	551,956	4,179,060	2,612,179

CHANGES IN UNITS:
Beginning units	129,681	150,968	1,192,471	-	54,403	-	166,858	205,643
Units purchased	52,705	17,778	754,429	1,208,359	99,323	55,823	126,747	22,755
Units redeemed	(24,936)	(39,065)	(63,905)	(15,888)	(11,147)	(1,420)	(30,077)	(61,540)

Ending units	157,563	129,681	1,882,396	1,192,471	142,575	54,403	263,504	166,858

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

		WRSTP		SVDF		SVOF		WFVSCG
		2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$	(14,987)	(7,191)	(14,511)	(7,302)	(1,812)	(10,642)	(11,343)	(15,671)
Realized gain (loss) on investments		459,432	(51,308)	925,691	388,313	582,387	1,313,955	921,804	237,254
Change in unrealized gain (loss) on investments		3,351,161	581,158	3,076,194	646,430	1,857,479	(216,417)	1,762,039	200,685
Reinvested capital gains		487,507	293,134	332,489	-	-	2,967	301,406	399,880

Net increase (decrease) in contract owners’ equity resulting from operations		4,283,113	815,793	4,319,863	1,027,441	2,438,054	1,089,863	2,973,906	822,148

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		1,674,102	643,655	385,840	853,396	53,001	35,750	453,669	566,441
Transfers between funds		6,080,245	1,128,559	1,193,820	2,630,752	43,808	(746,935)	(3,450,914)	(2,720,436)
Surrenders (note 6)		(166,140)	(82,322)	(382,028)	(80,797)	(665,930)	(161,108)	(402,545)	(485,045)
Death Benefits (note 4)		(27,305)	(19,103)	(375)	-	-	(11,870)	(26,056)	(62,700)
Net policy repayments (loans) (note 5)		(135,780)	(17,189)	(16,042)	6,673	-	-	(103,059)	(7,557)
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	(1,088)	(1,398)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(196,712)	(80,714)	(125,583)	(91,631)	(108,867)	(125,797)	(155,552)	(168,347)
Asset charges (note 3):
FPVUL & VEL contracts		(6,140)	(1,902)	(8,680)	(6,679)	-	-	(6,642)	(6,632)
MSP contracts		-	-	-	-	-	-	(7)	(28)
SL contracts or LSFP contracts		-	-	-	-	-	-	(1,077)	(1,114)
Adjustments to maintain reserves		324	(288)	22	30	(132)	65	718	109

Net equity transactions		7,222,594	1,570,696	1,046,974	3,311,744	(678,120)	(1,009,895)	(3,692,553)	(2,886,707)

Net change in contract owners’ equity		11,505,707	2,386,489	5,366,837	4,339,185	1,759,934	79,968	(718,647)	(2,064,559)
Contract owners’ equity beginning of period		4,814,961	2,428,472	9,571,163	5,231,978	8,189,839	8,109,871	7,928,009	9,992,568

Contract owners’ equity end of period	$	16,320,668	4,814,961	14,938,000	9,571,163	9,949,773	8,189,839	7,209,362	7,928,009

CHANGES IN UNITS:
Beginning units		368,902	237,727	782,606	502,516	483,311	551,488	712,536	967,648
Units purchased		495,282	149,748	119,557	295,872	41,125	9,255	42,128	56,695
Units redeemed		(36,699)	(18,573)	(51,674)	(15,782)	(73,427)	(77,432)	(323,501)	(311,807)

Ending units		800,093	368,902	850,849	782,606	451,113	483,311	431,204	712,536

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAGTS2		JAIGS2		AVCDI		OVHI3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	-	-	-	-	(1,114)	-	255,446
Realized gain (loss) on investments	-	213,090	-	(1,506,517)	-	756,316	-	(17,110)
Change in unrealized gain (loss) on investments	-	171,125	-	3,726,083	-	(225,462)	-	(59,580)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	384,215	-	2,219,566	-	529,740	-	178,756

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	175,667	-	610,382	-	109,567	-	165,143
Transfers between funds	-	(2,395,621)	-	(18,958,503)	-	(4,360,071)	-	(1,559,695)
Surrenders (note 6)	-	(80,927)	-	(485,853)	-	(75,285)	-	(94,660)
Death Benefits (note 4)	-	(32,262)	-	(42,594)	-	(6,153)	-	(8,418)
Net policy repayments (loans) (note 5)	-	44,324	-	32,581	-	(17,669)	-	10,179
Deductions for surrender charges (note 2d)	-	(146)	-	(4,846)	-	(1,868)	-	(1,838)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(56,377)	-	(290,546)	-	(43,207)	-	(72,518)
Asset charges (note 3):
FPVUL & VEL contracts	-	(3,041)	-	(21,674)	-	(2,911)	-	(5,086)
MSP contracts	-	(35)	-	(652)	-	(101)	-	-
SL contracts or LSFP contracts	-	(333)	-	(2,667)	-	(345)	-	(479)
Adjustments to maintain reserves	-	3	-	(48)	-	-	-	(25)

Net equity transactions	-	(2,348,748)	-	(19,164,420)	-	(4,398,043)	-	(1,567,397)

Net change in contract owners’ equity	-	(1,964,533)	-	(16,944,854)	-	(3,868,303)	-	(1,388,641)
Contract owners’ equity beginning of period	-	1,964,533	-	16,944,854	-	3,868,303	-	1,388,641

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	189,756	-	1,571,373	-	215,710	-	477,390
Units purchased	-	18,855	-	50,496	-	5,867	-	53,030
Units redeemed	-	(208,611)	-	(1,621,869)	-	(221,577)	-	(530,420)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVHI		AVCA
	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	47,188	-	-
Realized gain (loss) on investments	-	(714,793)	-	171,999
Change in unrealized gain (loss) on investments	-	702,080	-	(51,877)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	34,475	-	120,122

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	25,843
Transfers between funds	-	(286,292)	-	(918,875)
Surrenders (note 6)	-	(11,014)	-	(28,545)
Death Benefits (note 4)	-	(3,631)	-	-
Net policy repayments (loans) (note 5)	-	(3,527)	-	12,830
Deductions for surrender charges (note 2d)	-	(165)	-	(1,725)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(10,309)	-	(17,211)
Asset charges (note 3):
FPVUL & VEL contracts	-	(916)	-	(1,206)
MSP contracts	-	(71)	-	(55)
SL contracts or LSFP contracts	-	(74)	-	(99)
Adjustments to maintain reserves	-	(6)	-	(4)

Net equity transactions	-	(316,005)	-	(929,047)

Net change in contract owners’ equity	-	(281,530)	-	(808,925)
Contract owners’ equity beginning of period	-	281,530	-	808,925

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	68,934	-	63,786
Units purchased	-	-	-	1,999
Units redeemed	-	(68,934)	-	(65,785)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)

Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT GROUP

Calvert VP SRI Equity Portfolio (CVSSE)

DAVIS FUNDS

Value Portfolio (DAVVL)

DELAWARE GROUP

VIP Emerging Markets Series: Service Class (DWVEMS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)*

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class 2 (FF15S2)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Growth Portfolio- Class 1 (OGGO)

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio - Class 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio - Class 1 (OGEI)*

Intrepid Growth Portfolio- Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 (OGDMP)*

JPMorgan Insurance Trust US Equity Portfolio - Class 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)

M FUNDS

M Large Cap Value Fund (MFBOV)*

M Capital Appreciation Fund (MFFCA)*

M International Equity Fund (MFBIE)*

M Large Cap Growth Fund (MFTCG)*

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

MFS Bond Portfolio - Service Class (MVBDS)*

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

New Discovery Series - Service Class (MNDSC)

Research International Series - Service Class (MVRISC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)*

Global Real Estate Portfolio - Class II (VKVGR2)

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)*

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)*

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)*

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)*

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Growth and Income Portfolio - Class B (ALVGIB)*

VPS International Value Portfolio - Class A (ALVIVA)

VPS International Value Portfolio - Class B (ALVIVB)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)*

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

Small Cap Index VIP - Class A (BISCI)*

Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)*

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Freedom Income Fund Portfolio - Service Class (FFINS)

VIP Growth & Income Portfolio - Service Class (FGIS)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)*

VIP High Income Portfolio - Service Class (FHIS)

VIP High Income Portfolio - Service Class R (FHISR)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)*

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class 2 (FF25S2)*

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class 2 (FF40S2)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Mid Cap Value- Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)*

VIT Growth Opportunities Fund - Service Shares (GVGOPS)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Baron Growth Opportunities Fund Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)*

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)

Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)

Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)*

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

Putnam VT Growth and Income Fund - Class IB (PVGIB)

Putnam VT International Equity Fund - Class IB (PVTIGB)

Putnam VT Small Cap Value Fund - Class IB (PVTSCB)

Putnam VT Voyager Fund - Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)*

Growth and Income Fund - Series I Shares (ACGI)

VI Growth and Income Fund - Series II Shares (VKLGI2)*

Invesco - Invesco VI American Value Fund: Series I Shares (MSVMV)*

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI High Yield Fund - Series I Shares (AVHY1)

VI International Growth Fund - Series I Shares (AVIE)

Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

Small-Cap Portfolio - Investment Class (ROCSC)*

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio (TRLT1)

Limited-Term Bond Portfolio - II (TRLT2)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Balanced Portfolio (VVB)

Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Variable Insurance Fund - International Portfolio (VVI)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - REIT Index Portfolio (VVREI)

Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 4.0% to a maximum of 8.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% from each premium payment received.

For Future Executive Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

For the periods ended December 31, 2013 and 2012, total front-end sales charge deductions were $ 13,396,183 and $ 11,912,501, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For The Best of America® Next Generation, ChoiceLifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge (for ProtectionSM flexible premium contracts this is known as the “monthly expense charge”) of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, there is an additional administrative (per specified amount) charge assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

For The Best of America® ChoiceLifeSM Survivorship II, Next GenerationSM Survivorship Life, The Best of America® Protection Survivorship Life and The Best of America® ChoiceLifeSM Protection contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single preimum contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this monthly charge $5 per policy in all policy years (guaranteed not to exceed $10 per policy). We also deduct a per $1,000 of specified amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total specified amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of specified amount that will not exceed $0.40 per $1,000 of specified amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of specified amount. For Next Generation, Corporate Owned Flexible Premium Variable Universal Life and Future Executive Corporate Flexible Premium Variable Universal Life the Company deducts a per $1,000 of specified amount charge that will not exceed $0.40 per $1,000 of specified amount.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts (such as Variable Executive Life), the charge is 100% of the initial surrender charge in the first year, and declines a specified amount in subsequent years to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

For the Corporate Series, contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account tothe Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2013 and 2012, total transfers into the Account from the fixed account were $42,629,669 and $43,126,682, respectively, and total transfers from the Account to the fixed account were $80,557,562 and $85,654,739, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$4,637,636,243	$0	$0	$4,637,636,243

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$173,399	$3,545
VP Inflation Protection Fund - Class I (ACVIP1)	418,374	5,955
Asset Allocation Fund - Class 2 (AMVAA2)	1,173,312	564,188
Bond Fund - Class 2 (AMVBD2)	17,103	172,364
Global Small Capitalization Fund - Class 2 (AMVGS2)	1,554,149	1,261,695
Growth Fund - Class 2 (AMVGR2)	5,173,850	4,669,244
International Fund - Class 2 (AMVI2)	1,785,576	730,150
Large Cap Core V.I. Fund - Class II (MLVLC2)	1,104,819	1,528,713
Global Allocation V.I. Fund - Class II (MLVGA2)	1,731,170	1,839,880
Calvert VP SRI Equity Portfolio (CVSSE)	153,860	164,984
Value Portfolio (DAVVL)	1,151,669	1,827,732
VIP Emerging Markets Series: Service Class (DWVEMS)	427,378	15,941
VIP Small Cap Value Series: Service Class (DWVSVS)	7,693,162	2,614,073
Stock Index Fund, Inc. - Initial Shares (DSIF)	44,288,164	38,648,807
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	404,170	1,079,847
Floating-Rate Income Fund (ETVFR)	14,717,334	4,431,306
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	41,292	1,383
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	732,523	951,408
Mid Cap Growth Portfolio- Class 1 (OGGO)	1,019,839	1,209,402
Mid Cap Value Portfolio: Class 1 (JPMMV1)	4,066,889	467,780
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	8,814,794	4,990,730
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	4,857,528	11,564,007
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	2,465,603	3,798,217
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	3,727,567	10,341,020
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)	1,383,471	1,996,768
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	8,343,265	6,249,190
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	401,319	374,276
Investors Growth Stock Series - Initial Class (MIGIC)	569,592	800,794
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	666,434	112,481
New Discovery Series - Service Class (MNDSC)	1,123,369	74,094
Research International Series - Service Class (MVRISC)	684,116	431,020
Value Series - Initial Class (MVFIC)	1,784,265	2,296,230
Value Series - Service Class (MVFSC)	7,858,379	7,370,899
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	13,006,551	8,321,432
Core Plus Fixed Income Portfolio - Class I (MSVFI)	252,420	790,285
Emerging Markets Debt Portfolio - Class I (MSEM)	7,652,118	4,637,609
Global Real Estate Portfolio - Class II (VKVGR2)	3,674,669	3,100,327
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	3,122,928	4,446,192
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)	589,689	1,100,381
U.S. Real Estate Portfolio - Class I (MSVRE)	5,315,429	13,040,690
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	2,422,443	3,937,044
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,247,249	1,005,057
American Funds NVIT Bond Fund - Class II (GVABD2)	154,743	579,726
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,226,914	965,922
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,510,209	1,473,385
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	419,112	531,320
Federated NVIT High Income Bond Fund - Class I (HIBF)	4,427,698	8,361,320
Federated NVIT High Income Bond Fund - Class III (HIBF3)	3,171,832	3,455,091
NVIT Emerging Markets Fund - Class I (GEM)	1,014,612	3,420,866
NVIT Emerging Markets Fund - Class III (GEM3)	1,325,562	1,846,696
NVIT International Equity Fund - Class I (GIG)	4,732,863	4,122,986
NVIT International Equity Fund - Class III (GIG3)	987,165	900,085
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	1,343	17,061
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,792,871	2,246,682
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	669,067	207,383
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,670,055	957,895
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	7,796,788	2,934,406
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,934,474	1,588,958
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,976,433	2,051,514
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,883,957	1,952,466
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	1,939,738	735,185
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1,396,764	447,609
NVIT Core Bond Fund - Class I (NVCBD1)	402,070	453,701
NVIT Core Plus Bond Fund - Class I (NVLCP1)	704,803	961,022
NVIT Nationwide Fund - Class I (TRF)	2,459,980	7,261,113
NVIT Government Bond Fund - Class I (GBF)	18,670,930	55,079,274
American Century NVIT Growth Fund - Class I (CAF)	1,577,741	2,784,297
NVIT International Index Fund - Class II (GVIX2)	4,653,379	3,508,625
NVIT International Index Fund - Class VI (GVIX6)	640,257	137,985
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	3,432,231	3,098,406
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	334,922	174,899
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	139,947	238,811
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,285,421	4,196,955
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	6,617,527	13,449,349
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	6,038,198	14,072,964
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,100,164	3,536,047

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Mid Cap Index Fund - Class I (MCIF)	12,761,997	10,695,626
NVIT Money Market Fund - Class I (SAM)	16,154,945	37,553,241
NVIT Money Market Fund - Class V (SAM5)	104,206,866	96,859,513
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	506,010	1,843,118
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	15,875	134,336
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	381,366	586,787
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,275,730	2,424,402
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	852,211	1,804,125
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	4,191,417	4,179,032
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	105,371	54,861
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,132,215	1,300,503
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	2,017,987	3,440,224
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	3,178,608	5,627,325
NVIT Multi-Manager Small Company Fund - Class I (SCF)	3,972,536	11,061,045
NVIT Multi-Sector Bond Fund - Class I (MSBF)	2,363,144	3,667,799
NVIT Short Term Bond Fund - Class I (NVSTB1)	20,045,404	13,168,649
NVIT Short Term Bond Fund - Class II (NVSTB2)	183,156	592,184
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,608,555	13,154,177
Templeton NVIT International Value Fund - Class III (NVTIV3)	166,724	233,824
Invesco NVIT Comstock Value Fund - Class I (EIF)	1,694,062	1,326,433
NVIT Real Estate Fund - Class I (NVRE1)	5,222,942	4,455,295
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	1,619	74
NVIT Small Cap Index Fund Class II (NVSIX2)	96,507	39,024
NVIT S&P 500 Index Fund Class I (GVEX1)	517,635	38,034
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	3,252	0
VPS Growth and Income Portfolio - Class A (ALVGIA)	4,622,784	2,003,986
VPS International Value Portfolio - Class A (ALVIVA)	3,761,645	1,600,936
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	5,716,861	4,321,625
VP Income & Growth Fund - Class I (ACVIG)	1,681,910	2,775,333
American Century VP Inflation Protection Fund - Class II (ACVIP2)	3,577,511	21,930,283
VP International Fund - Class I (ACVI)	703,093	1,038,901
VP Mid Cap Value Fund - Class I (ACVMV1)	4,425,315	2,404,242
VP Ultra(R) Fund - Class I (ACVU1)	407,657	577,597
VP Value Fund - Class I (ACVV)	8,763,662	6,680,417
VP Vista(SM) Fund - Class I (ACVVS1)	472,574	971,848
MidCap Stock Portfolio - Initial Shares (DVMCS)	553,076	520,354
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	23,383,241	9,813,166
Appreciation Portfolio - Initial Shares (DCAP)	4,274,312	9,793,573
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	531,298	580,512
International Value Portfolio - Initial Shares (DVIV)	3,031,241	2,949,465
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)	1,441,125	598,273
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)	49,738	76,953
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	89,286	73,243
Quality Bond Fund II - Primary Shares (FQB)	3,030,808	4,005,608
VIP Contrafund(R) Portfolio - Service Class (FCS)	14,872,253	20,723,929
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,263,648	2,748,435
VIP Equity-Income Portfolio - Service Class (FEIS)	9,664,824	9,693,820
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,230,615	1,219,779
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	6,125,610	1,953,203
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	2,978,743	1,603,117
VIP Freedom Income Fund Portfolio - Service Class (FFINS)	473,083	442,504
VIP Growth Opportunities Portfolio - Service Class (FGOS)	479,097	435,119
VIP Growth Portfolio - Service Class (FGS)	5,170,388	9,675,739
VIP High Income Portfolio - Service Class (FHIS)	3,184,862	5,329,075
VIP High Income Portfolio - Service Class R (FHISR)	787,815	1,527,985
VIP Index 500 Portfolio - Initial Class (FIP)	5,035,414	8,136,317
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	9,967,199	4,497,701
VIP Mid Cap Portfolio - Service Class (FMCS)	11,897,566	11,909,789
VIP Overseas Portfolio - Service Class (FOS)	3,313,756	8,094,017
VIP Overseas Portfolio - Service Class R (FOSR)	760,829	1,504,922
VIP Value Strategies Portfolio - Service Class (FVSS)	1,006,300	1,084,972
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)	872,776	877,258
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	3,925,452	1,613,234
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	4,167,730	4,052,725
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)	2,138,755	1,197,474
Franklin Income Securities Fund - Class 2 (FTVIS2)	1,498,561	1,200,035
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	6,231,158	5,635,028
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	783,704	1,949,377
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	4,382,008	3,072,645
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	267,088	150,723
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	1,028,278	1,216,114
Templeton Foreign Securities Fund - Class 1 (TIF)	54,463	143,104
Templeton Foreign Securities Fund - Class 2 (TIF2)	4,009,884	3,315,194
Templeton Foreign Securities Fund - Class 3 (TIF3)	1,954,844	1,399,668
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	8,392,393	3,547,907
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,630,062	2,339,211
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	465,688	135,346
Mid Cap Value- Institutional Shares (GVMCE)	15,211,580	8,795,528
VIT Growth Opportunities Fund - Service Shares (GVGOPS)	691,743	182,295
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	3,674,859	707,149
Baron Growth Opportunities Fund Service Class (BNCAI)	6,948,568	9,196,765
Short Duration Bond Portfolio - I Class Shares (AMTB)	507,796	540,986
Guardian Portfolio - I Class Shares (AMGP)	495,046	370,580
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	270,181	1,241,862
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	2,121,413	3,740,349
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)	994,688	1,351,438
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	1,036,662	424,843
Socially Responsive Portfolio - I Class Shares (AMSRS)	239,789	427,941
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	2,082,986	6,758,004
Global Securities Fund/VA - Class 3 (OVGS3)	2,179,189	1,777,261
Global Securities Fund/VA - Non-Service Shares (OVGS)	9,503,307	9,167,618
International Growth Fund/VA - Non-Service Shares (OVIG)	603,522	42,290

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,140,725	3,478,392
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,206,603	1,730,809
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,255,549	4,190,808
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	12,231,034	989,205
All Asset Portfolio - Administrative Class (PMVAAA)	10,732,232	8,627,417
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	2,411,547	1,287,413
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	1,871,223	260,884
Low Duration Portfolio - Administrative Class (PMVLDA)	30,734,074	17,941,319
Real Return Portfolio - Administrative Class (PMVRRA)	21,304,769	27,742,108
Total Return Portfolio - Administrative Class (PMVTRA)	63,497,766	54,823,518
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)	1,052,262	1,130,979
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	3,397,772	4,632,164
Putnam VT Growth and Income Fund - Class IB (PVGIB)	294,959	341,753
Putnam VT International Equity Fund - Class IB (PVTIGB)	138,710	193,284
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)	8,628	2,989
Putnam VT Voyager Fund - Class IB (PVTVB)	480,545	158,069
Growth and Income Fund - Series I Shares (ACGI)	661,270	849,673
VI American Franchise Fund - Series I Shares (ACEG)	194,948	111,408
VI Value Opportunities Fund - Series I Shares (AVBVI)	90,116	406,607
VI High Yield Fund - Series I Shares (AVHY1)	5,181,640	4,860,383
VI International Growth Fund - Series I Shares (AVIE)	11,440,619	6,448,325
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	336,801	159,769
Micro-Cap Portfolio - Investment Class (ROCMC)	5,657,411	24,692,790
Small-Cap Portfolio - Investment Class (ROCSC)	185,427	2,935,458
Variable Fund - Multi-Hedge Strategies (RVARS)	168,922	1,415
Equity Income Portfolio - II (TREI2)	18,307,244	15,163,971
Health Sciences Portfolio - II (TRHS2)	8,340,123	3,601,972
Limited-Term Bond Portfolio (TRLT1)	14,653,458	2,409,036
Mid-Cap Growth Portfolio - II (TRMCG2)	6,929,595	6,181,723
New America Growth Portfolio (TRNAG1)	18,325,419	15,981,882
Personal Strategy Balanced Portfolio (TRPSB1)	2,008,206	2,433,989
Blue Chip Growth Portfolio (TRBCGP)	7,225,322	227,259
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	2,914,835	5,256,126
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	12,424,276	15,637,751
Variable Insurance Fund - Balanced Portfolio (VVB)	1,601,344	771,915
Variable Insurance Fund - Diversified Value Portfolio (VVDV)	2,100,292	2,619,362
Variable Insurance Fund - International Portfolio (VVI)	990,237	972,445
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	5,385,404	1,885,044
Variable Insurance Fund - REIT Index Portfolio (VVREI)	5,961,578	760,835
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	1,341,443	2,510,260
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)	4,025,467	199,861
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	2,886,885	1,554,457
Variable Insurance Portfolios - Asset Strategy (WRASP)	3,713,238	5,473,718
Variable Insurance Portfolios - Growth (WRGP)	2,195,206	1,503,576
Variable Insurance Portfolios - High Income (WRHIP)	13,442,159	4,734,745
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	1,415,574	314,342
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	3,997,126	2,318,521
Variable Insurance Portfolios - Science and Technology (WRSTP)	9,491,731	1,796,910
Advantage VT Discovery Fund (SVDF)	3,280,520	1,915,554
Advantage VT Opportunity Fund - Class 2 (SVOF)	1,456,830	2,130,852
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	2,961,776	6,364,277

Total	$1,013,681,286	$1,027,540,783

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2013	0.00%	15,430	$11.516261	$177,696	0.77%	12.31%
2012	0.00%	7	10.254428	72	0.15%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2013	0.20%	227	9.175171	2,083	1.16%	-8.40%
2013	0.25%	43,726	9.169830	400,960	1.16%	-8.44%
Asset Allocation Fund - Class 2 (AMVAA2)
2013	0.00%	36,402	13.852640	504,264	1.50%	23.69%
2013	0.20%	32,471	13.680273	444,212	1.50%	23.44%
2013	0.25%	224,248	13.637510	3,058,184	1.50%	23.38%
2012	0.00%	31,141	11.199540	348,765	2.21%	16.19%
2012	0.20%	35,875	11.082315	397,578	2.21%	15.96%
2012	0.25%	183,194	11.053188	2,024,878	2.21%	15.90%
2011	0.00%	28,278	9.638937	272,570	1.73%	1.30%
2011	0.20%	22,659	9.557165	216,556	1.73%	1.09%
2011	0.25%	86,825	9.536838	828,036	1.73%	1.04%
2010	0.00%	42,950	9.515611	408,695	2.01%	12.51%
2010	0.20%	23,921	9.453733	226,143	2.01%	12.28%
2010	0.25%	80,409	9.438323	758,926	2.01%	12.22%
2009	0.00%	42,984	8.457915	363,555	2.53%	23.98%
2009	0.25%	113,993	8.410207	958,705	2.53%	23.67%
Bond Fund - Class 2 (AMVBD2)
2013	0.00%	3,878	11.947372	46,332	1.11%	-2.16%
2013	0.20%	2,045	11.798735	24,128	1.11%	-2.35%
2013	0.25%	303	11.761875	3,564	1.11%	-2.40%
2012	0.00%	16,295	12.210902	198,977	1.94%	5.37%
2012	0.20%	1,631	12.083145	19,708	1.94%	5.16%
2012	0.25%	1,138	12.051410	13,715	1.94%	5.11%
2011	0.00%	17,168	11.588210	198,946	2.23%	6.10%
2011	0.20%	10,103	11.489974	116,083	2.23%	5.89%
2011	0.25%	25,540	11.465538	292,830	2.23%	5.84%
2010	0.00%	3,571	10.921671	39,001	3.24%	6.44%
2010	0.20%	68,366	10.850693	741,818	3.24%	6.23%
2010	0.25%	34,481	10.833025	373,534	3.24%	6.18%
2009	0.00%	1,580	10.260471	16,212	3.45%	12.61%
2009	0.20%	65,270	10.214198	666,681	3.45%	12.38%
2009	0.25%	17,735	10.202662	180,944	3.45%	12.32%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2013	0.00%	7,266	12.219338	88,786	0.98%	28.28%
2013	0.20%	108,515	12.074571	1,310,272	0.98%	28.02%
2013	0.25%	86,391	12.038671	1,040,033	0.98%	27.96%
2012	0.00%	18,949	9.525679	180,502	1.28%	18.18%
2012	0.20%	87,959	9.431647	829,598	1.28%	17.94%
2012	0.25%	69,398	9.408304	652,917	1.28%	17.88%
2011	0.00%	24,198	8.060463	195,047	1.26%	-19.14%
2011	0.20%	109,819	7.996904	878,212	1.26%	-19.31%
2011	0.25%	38,781	7.981109	309,515	1.26%	-19.35%
2010	0.00%	278	9.968859	2,771	1.76%	22.41%
2010	0.20%	103,759	9.910046	1,028,256	1.76%	22.17%
2010	0.25%	19,429	9.895414	192,258	1.76%	22.11%
2009	0.20%	99,620	8.111767	808,094	0.37%	60.97%
2009	0.25%	13,910	8.103815	112,724	0.37%	60.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Fund - Class 2 (AMVGR2)
2013	0.00%	778	$13.686517	$10,648	0.96%	30.10%
2013	0.20%	823,588	13.523376	11,137,690	0.96%	29.84%
2013	0.25%	928,036	13.482872	12,512,591	0.96%	29.78%
2012	0.20%	875,328	10.415272	9,116,779	0.83%	17.65%
2012	0.25%	848,137	10.389269	8,811,523	0.83%	17.60%
2011	0.20%	646,898	8.852415	5,726,610	0.80%	-4.47%
2011	0.25%	917,949	8.834746	8,109,846	0.80%	-4.52%
2010	0.20%	200,497	9.266406	1,857,887	0.78%	18.44%
2010	0.25%	28,764	9.252533	266,140	0.78%	18.38%
2009	0.20%	198,835	7.823490	1,555,584	0.73%	39.13%
2009	0.25%	27,764	7.815684	216,995	0.73%	39.06%
International Fund - Class 2 (AMVI2)
2013	0.00%	8,219	11.261623	92,559	1.63%	21.63%
2013	0.20%	40,692	11.201722	455,820	1.63%	21.39%
2013	0.25%	263,800	11.186800	2,951,078	1.63%	21.33%
2012	0.00%	7,229	9.258582	66,930	2.11%	17.91%
2012	0.20%	23,263	9.227767	214,666	2.11%	17.67%
2012	0.25%	179,592	9.220070	1,655,851	2.11%	17.61%
2011	0.00%	5,126	7.852467	40,252	2.58%	-21.48%	5/2/2011
2011	0.25%	20,132	7.839419	157,823	2.58%	-21.61%	5/2/2011
Large Cap Core V.I. Fund - Class II (MLVLC2)
2013	0.00%	8,585	17.983312	154,387	0.97%	33.32%
2013	0.10%	42,555	17.828165	758,678	0.97%	33.19%
2013	0.20%	10,338	17.674292	182,717	0.97%	33.05%
2013	0.25%	93,225	17.597950	1,640,569	0.97%	32.99%
2012	0.00%	4,756	13.488801	64,153	1.38%	12.59%
2012	0.10%	35,076	13.385802	469,520	1.38%	12.47%
2012	0.20%	11,657	13.283534	154,846	1.38%	12.36%
2012	0.25%	131,505	13.232769	1,740,175	1.38%	12.30%
2011	0.00%	7,595	11.980842	90,994	0.97%	2.20%
2011	0.10%	39,420	11.901270	469,148	0.97%	2.10%
2011	0.20%	11,014	11.822193	130,210	0.97%	2.00%
2011	0.25%	112,361	11.782911	1,323,940	0.97%	1.95%
2010	0.00%	5,769	11.722431	67,627	1.03%	8.98%
2010	0.10%	12,100	11.656201	141,040	1.03%	8.87%
2010	0.20%	8,336	11.590313	96,617	1.03%	8.77%
2010	0.25%	139,601	11.557561	1,613,447	1.03%	8.71%
2009	0.00%	3,193	10.756180	34,344	1.38%	22.35%
2009	0.10%	6,164	10.706109	65,992	1.38%	22.23%
2009	0.25%	129,231	10.631422	1,373,909	1.38%	22.05%
Global Allocation V.I. Fund - Class II (MLVGA2)
2013	0.00%	640,899	16.276845	10,431,814	1.07%	14.55%
2012	0.00%	680,130	14.209224	9,664,120	1.57%	10.14%
2011	0.00%	642,091	12.900807	8,283,492	2.42%	-3.63%
2010	0.00%	461,464	13.386468	6,177,373	1.39%	9.88%
2009	0.00%	244,329	12.182592	2,976,561	3.16%	21.83%	5/1/2009
Calvert VP SRI Equity Portfolio (CVSSE)
2013	0.10%	4,808	25.555197	122,869	0.08%	30.92%
2013	0.25%	6,575	25.124785	165,195	0.08%	30.72%
2012	0.10%	4,043	19.519575	78,918	0.09%	15.83%
2012	0.25%	8,723	19.219603	167,653	0.09%	15.66%
2011	0.10%	10,885	16.851290	183,426	0.00%	-1.44%
2011	0.25%	7,722	16.617281	128,319	0.00%	-1.59%
2010	0.10%	9,539	17.097854	163,096	0.06%	17.15%
2010	0.25%	5,826	16.885673	98,376	0.06%	16.97%
2009	0.10%	9,826	14.595276	143,413	0.57%	34.13%
2009	0.25%	4,347	14.435757	62,752	0.57%	33.92%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Portfolio (DAVVL)
2013	0.00%	135,251	$12.511572	$1,692,203	0.81%	33.43%
2013	0.20%	2,401	12.355876	29,666	0.81%	33.16%
2013	0.25%	76,554	12.317182	942,930	0.81%	33.09%
2012	0.00%	153,730	9.377109	1,441,543	1.78%	13.08%
2012	0.20%	5,953	9.278932	55,237	1.78%	12.85%
2012	0.25%	138,899	9.254504	1,285,441	1.78%	12.80%
2011	0.00%	125,820	8.292464	1,043,358	0.86%	-4.17%
2011	0.20%	5,480	8.222110	45,057	0.86%	-4.37%
2011	0.25%	144,786	8.204572	1,187,907	0.86%	-4.41%
2010	0.00%	99,340	8.653758	859,664	1.39%	12.76%
2010	0.20%	560	8.597487	4,815	1.39%	12.54%
2010	0.25%	184,331	8.583442	1,582,194	1.39%	12.48%
2009	0.00%	69,243	7.674178	531,383	1.04%	31.16%
2009	0.25%	204,585	7.630866	1,561,161	1.04%	30.83%
VIP Emerging Markets Series: Service Class (DWVEMS)
2013	0.00%	131	11.406806	1,494	0.19%	9.86%
2013	0.20%	71	11.368864	807	0.19%	9.64%
2013	0.25%	36,847	11.359401	418,560	0.19%	9.58%
VIP Small Cap Value Series: Service Class (DWVSVS)
2013	0.00%	17,024	13.634102	232,107	0.55%	33.17%
2013	0.20%	233,538	13.561620	3,167,154	0.55%	32.90%
2013	0.25%	553,542	13.543555	7,496,927	0.55%	32.84%
2012	0.00%	980	10.238165	10,033	0.21%	13.63%
2012	0.20%	125,975	10.204105	1,285,462	0.21%	13.41%
2012	0.25%	264,717	10.195601	2,698,949	0.21%	13.35%
2011	0.25%	2,125	8.994847	19,114	0.00%	-10.05%	5/2/2011
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.00%	5,821,538	24.542634	142,875,876	1.87%	32.03%
2013	0.10%	441,577	17.887136	7,898,548	1.87%	31.90%
2013	0.20%	2,738,712	17.127707	46,907,857	1.87%	31.76%
2013	0.25%	9,493,931	17.015995	161,548,682	1.87%	31.70%
2012	0.00%	5,953,531	18.589099	110,670,777	2.05%	15.74%
2012	0.10%	503,752	13.561635	6,831,701	2.05%	15.62%
2012	0.20%	2,648,356	12.998834	34,425,540	2.05%	15.51%
2012	0.25%	9,566,276	12.920511	123,601,174	2.05%	15.45%
2011	0.00%	6,328,796	16.061424	101,649,476	1.82%	1.88%
2011	0.10%	616,800	11.729321	7,234,645	1.82%	1.78%
2011	0.20%	2,636,742	11.253834	29,673,457	1.82%	1.67%
2011	0.25%	10,468,947	11.191630	117,164,581	1.82%	1.62%
2010	0.00%	6,808,183	15.765432	107,333,946	1.82%	14.84%
2010	0.10%	594,473	11.524660	6,851,099	1.82%	14.72%
2010	0.20%	2,162,487	11.068506	23,935,500	1.82%	14.61%
2010	0.25%	12,044,265	11.012818	132,641,298	1.82%	14.55%
2009	0.00%	7,609,790	13.728464	104,470,728	2.09%	26.33%
2009	0.10%	697,601	10.045645	7,007,852	2.09%	26.21%
2009	0.20%	3,048,450	9.657668	29,440,918	2.09%	26.08%
2009	0.25%	12,874,664	9.613888	123,775,578	2.09%	26.02%
2009	0.40%	14,133	11.302075	159,732	2.09%	25.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	0.00%	563,186	$20.550928	$11,573,995	1.23%	34.34%
2013	0.10%	28,589	14.763155	422,064	1.23%	34.21%
2013	0.25%	17,450	13.300400	232,092	1.23%	34.01%
2012	0.00%	605,032	15.297331	9,255,375	0.80%	11.97%
2012	0.10%	33,771	11.000110	371,485	0.80%	11.86%
2012	0.25%	18,663	9.925081	185,232	0.80%	11.69%
2011	0.00%	650,578	13.661404	8,887,809	0.89%	0.90%
2011	0.10%	42,011	9.833598	413,119	0.89%	0.80%
2011	0.25%	19,031	8.885914	169,108	0.89%	0.65%
2010	0.00%	715,374	13.539393	9,685,730	0.89%	14.82%
2010	0.10%	34,941	9.755504	340,867	0.89%	14.70%
2010	0.25%	38,070	8.828556	336,103	0.89%	14.53%
2009	0.00%	819,703	11.792335	9,666,212	0.98%	33.76%
2009	0.10%	81,262	8.505196	691,149	0.98%	33.62%
2009	0.25%	37,056	7.708595	285,650	0.98%	33.42%
Floating-Rate Income Fund (ETVFR)
2013	0.00%	5,910	11.115787	65,694	3.51%	3.85%
2013	0.10%	1,958,713	11.086177	21,714,639	3.51%	3.75%
2013	0.20%	71,713	11.056627	792,904	3.51%	3.64%
2013	0.25%	266,198	11.041865	2,939,322	3.51%	3.59%
2012	0.10%	1,433,810	10.685961	15,321,638	3.38%	7.22%
2012	0.20%	3,643	10.668159	38,864	3.38%	7.11%
2012	0.25%	634	10.659243	6,758	3.38%	7.06%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2013	0.00%	3,565	11.711464	41,751	0.10%	13.57%
2012	0.00%	92	10.312479	949	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2013	0.00%	209,470	13.465170	2,820,549	0.41%	37.01%
2013	0.10%	13,140	13.442608	176,636	0.41%	36.88%
2013	0.20%	15,404	13.420087	206,723	0.41%	36.74%
2013	0.25%	83,038	13.408843	1,113,444	0.41%	36.67%
2012	0.00%	230,709	9.827596	2,267,315	0.00%	-1.72%	4/27/2012
2012	0.10%	17,866	9.820935	175,461	0.00%	-1.79%	4/27/2012
2012	0.20%	22,241	9.814282	218,279	0.00%	-1.86%	4/27/2012
2012	0.25%	70,975	9.810958	696,333	0.00%	-1.89%	4/27/2012
Mid Cap Growth Portfolio- Class 1 (OGGO)
2013	0.10%	36,544	32.667268	1,193,793	0.06%	43.16%
2013	0.25%	88,495	32.118996	2,842,371	0.06%	42.94%
2012	0.10%	37,959	22.818900	866,183	0.00%	15.99%
2012	0.25%	101,455	22.469562	2,279,649	0.00%	15.82%
2011	0.10%	43,643	19.672645	858,573	0.00%	-6.24%
2011	0.25%	117,879	19.400621	2,286,926	0.00%	-6.38%
2010	0.10%	44,475	20.982776	933,209	0.00%	25.51%
2010	0.25%	145,637	20.723653	3,018,131	0.00%	25.32%
2009	0.10%	34,974	16.718525	584,714	0.00%	42.90%
2009	0.25%	142,297	16.536826	2,353,141	0.00%	42.68%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2013	0.00%	16,249	25.519927	414,673	0.96%	32.30%
2013	0.20%	120,203	25.031580	3,008,871	0.96%	32.04%
2013	0.25%	122,145	24.910934	3,042,746	0.96%	31.97%
2012	0.00%	529	19.289344	10,204	0.28%	20.38%
2012	0.20%	88,720	18.958083	1,681,961	0.28%	20.14%
2012	0.25%	10,268	18.876134	193,820	0.28%	20.08%
2011	0.20%	7,723	15.780575	121,873	1.29%	1.96%
2010	0.20%	7,841	15.477647	121,360	1.26%	23.21%
2009	0.10%	5,523	12.633626	69,776	0.00%	26.57%
2009	0.20%	7,956	12.562325	99,946	0.00%	26.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2013	0.00%	196,236	$25.451703	$4,994,540	2.01%	19.80%
2013	0.10%	69,906	25.165169	1,759,196	2.01%	19.68%
2013	0.20%	92,864	24.881872	2,310,630	2.01%	19.56%
2013	0.25%	462,719	24.741356	11,448,296	2.01%	19.50%
2012	0.00%	207,553	21.244764	4,409,415	2.66%	13.37%
2012	0.10%	70,662	21.026597	1,485,781	2.66%	13.26%
2012	0.20%	102,630	20.810679	2,135,800	2.66%	13.15%
2012	0.25%	322,380	20.703503	6,674,395	2.66%	13.09%
2011	0.00%	194,261	18.738519	3,640,163	2.33%	1.35%
2011	0.10%	104,385	18.564685	1,937,875	2.33%	1.25%
2011	0.20%	39,571	18.392478	727,809	2.33%	1.15%
2011	0.25%	249,377	18.306924	4,565,326	2.33%	1.10%
2010	0.00%	199,120	18.488077	3,681,346	2.48%	8.12%
2010	0.10%	120,166	18.334845	2,203,225	2.48%	8.01%
2010	0.20%	74,749	18.182894	1,359,153	2.48%	7.90%
2010	0.25%	315,673	18.107344	5,716,000	2.48%	7.85%
2009	0.00%	150,726	17.099722	2,577,373	3.12%	25.58%
2009	0.10%	148,713	16.974945	2,524,395	3.12%	25.46%
2009	0.20%	39,203	16.851105	660,614	3.12%	25.33%
2009	0.25%	356,531	16.789471	5,985,967	3.12%	25.27%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	0.00%	1,750,090	16.828717	29,451,769	0.59%	30.89%
2013	0.10%	124,679	16.595922	2,069,163	0.59%	30.75%
2013	0.20%	256,265	16.366354	4,194,124	0.59%	30.62%
2013	0.25%	675,697	16.252771	10,981,949	0.59%	30.56%
2012	0.00%	1,995,286	12.857586	25,654,561	0.55%	23.86%
2012	0.10%	187,681	12.692401	2,382,123	0.55%	23.73%
2012	0.20%	326,106	12.529347	4,085,895	0.55%	23.61%
2012	0.25%	793,544	12.448610	9,878,520	0.55%	23.55%
2011	0.00%	2,188,403	10.380944	22,717,689	0.25%	-6.94%
2011	0.10%	278,314	10.257850	2,854,903	0.25%	-7.03%
2011	0.20%	483,760	10.136220	4,903,498	0.25%	-7.13%
2011	0.25%	1,428,699	10.075943	14,395,490	0.25%	-7.17%
2010	0.00%	2,484,331	11.155290	27,713,433	0.23%	6.48%
2010	0.10%	361,943	11.034023	3,993,687	0.23%	6.37%
2010	0.20%	405,847	10.914078	4,429,446	0.23%	6.27%
2010	0.25%	2,211,789	10.854583	24,008,047	0.23%	6.21%
2009	0.00%	2,848,502	10.476528	29,842,411	0.01%	46.01%
2009	0.10%	332,343	10.372987	3,447,390	0.01%	45.87%
2009	0.20%	384,661	10.270489	3,950,657	0.01%	45.72%
2009	0.25%	1,893,904	10.219612	19,354,964	0.01%	45.65%
2009	0.40%	13,489	10.068481	135,814	0.01%	45.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	0.00%	1,316,465	$8.468059	$11,147,903	0.00%	35.39%
2013	0.10%	185,093	8.350859	1,545,686	0.00%	35.25%
2013	0.20%	8,704	8.235270	71,680	0.00%	35.12%
2013	0.25%	213,751	8.178071	1,748,071	0.00%	35.05%
2012	0.00%	1,417,703	6.254578	8,867,134	0.00%	19.15%
2012	0.10%	243,213	6.174184	1,501,642	0.00%	19.03%
2012	0.20%	16,163	6.094806	98,510	0.00%	18.91%
2012	0.25%	236,100	6.055509	1,429,706	0.00%	18.85%
2011	0.00%	1,121,336	5.249382	5,886,321	0.00%	-8.66%
2011	0.10%	308,257	5.187105	1,598,961	0.00%	-8.75%
2011	0.20%	4,342	5.125546	22,255	0.00%	-8.84%
2011	0.25%	413,571	5.095046	2,107,163	0.00%	-8.88%
2010	0.00%	1,414,446	5.746904	8,128,685	0.00%	24.40%
2010	0.10%	331,841	5.684397	1,886,316	0.00%	24.27%
2010	0.20%	11,445	5.622552	64,350	0.00%	24.15%
2010	0.25%	413,420	5.591880	2,311,795	0.00%	24.09%
2009	0.00%	1,850,637	4.619855	8,549,675	0.00%	56.90%
2009	0.10%	337,606	4.574181	1,544,271	0.00%	56.74%
2009	0.25%	388,356	4.506481	1,750,119	0.00%	56.51%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	0.00%	1,583,590	17.408554	27,568,012	3.05%	14.28%
2013	0.10%	113,480	17.167781	1,948,200	3.05%	14.17%
2013	0.20%	193,673	16.930223	3,278,927	3.05%	14.05%
2013	0.25%	441,123	16.812707	7,416,472	3.05%	14.00%
2012	0.00%	1,861,649	15.233105	28,358,695	0.69%	13.18%
2012	0.10%	185,123	15.037449	2,783,778	0.69%	13.07%
2012	0.20%	244,857	14.844207	3,634,708	0.69%	12.95%
2012	0.25%	544,333	14.748538	8,028,116	0.69%	12.90%
2011	0.00%	928,241	13.459012	12,493,207	0.37%	-32.34%
2011	0.10%	282,025	13.299473	3,750,784	0.37%	-32.40%
2011	0.20%	737,438	13.141734	9,691,214	0.37%	-32.47%
2011	0.25%	984,026	13.063595	12,854,917	0.37%	-32.51%
2010	0.00%	1,084,854	19.891294	21,579,150	0.53%	25.02%
2010	0.10%	326,192	19.675174	6,417,884	0.53%	24.89%
2010	0.20%	973,187	19.461274	18,939,459	0.53%	24.77%
2010	0.25%	990,271	19.355227	19,166,920	0.53%	24.70%
2009	0.00%	1,339,119	15.910990	21,306,709	0.41%	79.07%
2009	0.10%	374,105	15.753839	5,893,590	0.41%	78.89%
2009	0.20%	1,239,451	15.598133	19,333,122	0.41%	78.71%
2009	0.25%	951,078	15.520876	14,761,564	0.41%	78.62%
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2013	0.00%	3,557	14.192688	50,483	1.00%	25.81%
2013	0.20%	57,650	14.089115	812,237	1.00%	25.56%
2013	0.25%	74,382	14.063317	1,046,058	1.00%	25.49%
2012	0.00%	7,263	11.281179	81,935	0.89%	10.79%
2012	0.20%	61,149	11.221257	686,169	0.89%	10.57%
2012	0.25%	121,309	11.206313	1,359,427	0.89%	10.51%
2011	0.00%	3,347	10.182308	34,080	0.73%	-2.98%
2011	0.20%	45,494	10.148540	461,698	0.73%	-3.18%
2011	0.25%	106,951	10.140120	1,084,496	0.73%	-3.22%
2010	0.20%	183	10.481347	1,918	0.42%	4.81%	5/3/2010
2010	0.25%	46,317	10.477878	485,304	0.42%	4.78%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2013	0.00%	87,427	$11.271168	$985,404	1.47%	-1.24%
2013	0.20%	1,067,931	11.188897	11,948,970	1.47%	-1.44%
2013	0.25%	974,887	11.168411	10,887,939	1.47%	-1.49%
2012	0.00%	100,164	11.413075	1,143,179	1.71%	22.05%
2012	0.20%	1,098,975	11.352455	12,476,064	1.71%	21.81%
2012	0.25%	782,058	11.337345	8,866,461	1.71%	21.75%
2011	0.00%	37,548	9.351075	351,114	2.45%	-18.00%
2011	0.20%	1,020,922	9.320058	9,515,052	2.45%	-18.16%
2011	0.25%	725,228	9.312320	6,753,555	2.45%	-18.20%
2010	0.00%	18,770	11.403634	214,046	2.49%	14.04%	5/3/2010
2010	0.20%	322,122	11.388546	3,668,501	2.49%	13.89%	5/3/2010
2010	0.25%	363,235	11.384777	4,135,349	2.49%	13.85%	5/3/2010
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2013	0.00%	1,022	17.586030	17,973	0.44%	30.32%
2013	0.10%	26,280	17.434295	458,173	0.44%	30.19%
2013	0.20%	1,051	17.283875	18,165	0.44%	30.06%
2013	0.25%	55,867	17.209128	961,422	0.44%	29.99%
2012	0.00%	984	13.494607	13,279	0.77%	14.54%
2012	0.10%	28,689	13.391551	384,190	0.77%	14.43%
2012	0.20%	2,376	13.289281	31,575	0.77%	14.32%
2012	0.25%	51,148	13.238427	677,119	0.77%	14.26%
2011	0.00%	955	11.781054	11,251	0.18%	-4.01%
2011	0.10%	39,336	11.702808	460,342	0.18%	-4.11%
2011	0.20%	709	11.625075	8,242	0.18%	-4.20%
2011	0.25%	37,912	11.586400	439,264	0.18%	-4.25%
2010	0.00%	984	12.273411	12,077	0.37%	25.43%
2010	0.10%	63,727	12.204067	777,729	0.37%	25.30%
2010	0.20%	1,367	12.135118	16,589	0.37%	25.18%
2010	0.25%	41,890	12.100786	506,902	0.37%	25.12%
2009	0.00%	2,510	9.785090	24,561	0.52%	26.62%
2009	0.10%	56,829	9.739518	553,487	0.52%	26.49%
2009	0.25%	75,007	9.671569	725,435	0.52%	26.30%
Investors Growth Stock Series - Initial Class (MIGIC)
2013	0.00%	156,129	24.074646	3,758,750	0.64%	30.29%
2012	0.00%	172,283	18.477561	3,183,370	0.46%	16.97%
2011	0.00%	192,257	15.796502	3,036,988	0.54%	0.58%
2010	0.00%	216,391	15.705759	3,398,585	0.45%	12.47%
2009	0.00%	237,765	13.963862	3,320,118	0.73%	39.55%
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2013	0.00%	54,531	14.627285	797,640	0.00%	41.52%
2012	0.00%	7,796	10.335916	80,579	0.00%	3.36%	5/1/2012
New Discovery Series - Service Class (MNDSC)
2013	0.00%	1,759	14.570258	25,629	0.00%	41.22%
2013	0.20%	26,567	14.521824	385,801	0.00%	40.94%
2013	0.25%	120,227	14.509734	1,744,462	0.00%	40.86%
2012	0.25%	65,112	10.300457	670,683	0.00%	3.00%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Research International Series - Service Class (MVRISC)
2013	0.00%	10,760	$10.778566	$115,977	1.76%	18.66%
2013	0.20%	62,038	10.635735	659,820	1.76%	18.43%
2013	0.25%	350,531	10.600321	3,715,741	1.76%	18.37%
2012	0.00%	11,403	9.083269	103,577	2.64%	16.41%
2012	0.20%	53,472	8.980840	480,223	2.64%	16.18%
2012	0.25%	338,782	8.955409	3,033,931	2.64%	16.12%
2011	0.00%	7,541	7.802718	58,840	1.62%	-11.06%
2011	0.20%	160	7.730217	1,237	1.62%	-11.23%
2011	0.25%	102,864	7.712183	793,306	1.62%	-11.28%
2010	0.00%	4,927	8.772736	43,223	1.35%	10.47%
2010	0.25%	84,252	8.692628	732,371	1.35%	10.20%
2009	0.00%	1,144	7.940931	9,084	1.26%	30.57%
2009	0.25%	82,984	7.888076	654,584	1.26%	30.24%
Value Series - Initial Class (MVFIC)
2013	0.00%	368,819	28.794051	10,619,793	1.21%	35.89%
2012	0.00%	394,370	21.189802	8,356,622	1.70%	16.26%
2011	0.00%	407,456	18.226114	7,426,340	1.45%	-0.30%
2010	0.00%	441,004	18.281385	8,062,164	1.47%	11.53%
2009	0.00%	438,770	16.390924	7,191,846	1.29%	22.71%
Value Series - Service Class (MVFSC)
2013	0.00%	255,396	14.083227	3,596,800	1.02%	35.59%
2013	0.20%	323,268	13.907900	4,495,979	1.02%	35.32%
2013	0.25%	1,530,260	13.864468	21,216,241	1.02%	35.26%
2012	0.00%	195,561	10.386254	2,031,146	1.48%	15.88%
2012	0.20%	284,062	10.277471	2,919,439	1.48%	15.65%
2012	0.25%	1,605,332	10.250498	16,455,452	1.48%	15.59%
2011	0.00%	125,373	8.962764	1,123,689	1.19%	-0.47%
2011	0.20%	263,888	8.886694	2,345,092	1.19%	-0.66%
2011	0.25%	1,640,910	8.867804	14,551,268	1.19%	-0.71%
2010	0.00%	78,860	9.004753	710,115	1.25%	11.22%
2010	0.20%	10,967	8.946185	98,113	1.25%	10.99%
2010	0.25%	677,810	8.931612	6,053,936	1.25%	10.94%
2009	0.00%	46,902	8.096650	379,749	1.17%	22.45%
2009	0.25%	420,507	8.050967	3,385,488	1.17%	22.15%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2013	0.00%	93,438	20.838059	1,947,067	1.39%	27.63%
2013	0.20%	1,240,116	20.644557	25,601,645	1.39%	27.38%
2013	0.25%	1,426,615	20.596474	29,383,239	1.39%	27.31%
2012	0.00%	63,448	16.326534	1,035,886	1.59%	15.93%
2012	0.20%	1,224,573	16.207264	19,846,978	1.59%	15.70%
2012	0.25%	1,240,764	16.177603	20,072,587	1.59%	15.64%
2011	0.00%	50,951	14.082958	717,541	1.09%	-1.78%
2011	0.20%	714,526	14.008123	10,009,168	1.09%	-1.97%
2011	0.25%	994,671	13.989490	13,914,940	1.09%	-2.02%
2010	0.00%	3,508	14.337712	50,297	1.41%	8.78%
2010	0.20%	520,695	14.290030	7,440,747	1.41%	8.56%
2010	0.25%	916,953	14.278137	13,092,381	1.41%	8.51%
2009	0.25%	230,861	13.158607	3,037,809	0.00%	31.59%	5/1/2009
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2013	0.00%	119,123	14.803414	1,763,427	3.52%	-0.32%
2012	0.00%	159,977	14.850467	2,375,733	4.54%	9.44%
2011	0.00%	186,591	13.569488	2,531,944	3.79%	5.65%
2010	0.00%	190,070	12.844145	2,441,287	6.09%	7.14%
2009	0.00%	208,669	11.987667	2,501,454	8.83%	9.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	0.00%	136,780	$32.396627	$4,431,211	4.05%	-8.75%
2013	0.10%	683,536	41.699776	28,503,298	4.05%	-8.84%
2013	0.20%	99,023	31.591112	3,128,247	4.05%	-8.93%
2013	0.25%	65,940	31.385145	2,069,536	4.05%	-8.98%
2012	0.00%	160,559	35.502855	5,700,303	2.86%	17.96%
2012	0.10%	635,996	45.743742	29,092,837	2.86%	17.84%
2012	0.20%	113,419	34.689455	3,934,443	2.86%	17.72%
2012	0.25%	67,120	34.480526	2,314,333	2.86%	17.67%
2011	0.00%	176,124	30.097113	5,300,824	3.60%	7.03%
2011	0.10%	644,916	38.817591	25,034,086	3.60%	6.93%
2011	0.20%	102,810	29.466572	3,029,458	3.60%	6.82%
2011	0.25%	56,831	29.303784	1,665,363	3.60%	6.77%
2010	0.00%	212,950	28.119543	5,988,057	3.00%	9.74%
2010	0.10%	644,413	36.303218	23,394,266	3.00%	9.63%
2010	0.20%	81,138	27.585403	2,238,224	3.00%	9.53%
2010	0.25%	60,832	27.446686	1,669,637	3.00%	9.47%
2009	0.00%	190,919	25.622719	4,891,864	7.90%	30.21%
2009	0.10%	23,721	33.112830	785,469	7.90%	30.08%
2009	0.20%	68,982	25.186305	1,737,402	7.90%	29.95%
2009	0.25%	82,946	25.072181	2,079,637	7.90%	29.88%
Global Real Estate Portfolio - Class II (VKVGR2)
2013	0.00%	20,978	10.158786	213,111	3.58%	2.63%
2013	0.20%	28,295	10.032314	283,864	3.58%	2.43%
2013	0.25%	241,618	10.000939	2,416,407	3.58%	2.38%
2012	0.00%	24,795	9.898065	245,423	0.54%	29.94%
2012	0.20%	36,580	9.794401	358,279	0.54%	29.68%
2012	0.25%	180,879	9.768654	1,766,944	0.54%	29.62%
2011	0.00%	26,783	7.617163	204,010	3.29%	-10.15%
2011	0.20%	17,677	7.552508	133,506	3.29%	-10.33%
2011	0.25%	100,281	7.536433	755,761	3.29%	-10.38%
2010	0.00%	17,979	8.477927	152,425	8.26%	22.32%
2010	0.20%	9,827	8.422781	82,771	8.26%	22.07%
2010	0.25%	120,544	8.409049	1,013,660	8.26%	22.01%
2009	0.00%	10,415	6.931156	72,188	0.02%	41.42%
2009	0.25%	98,075	6.892024	675,935	0.02%	41.06%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2013	0.00%	26,706	17.705006	472,830	0.37%	37.49%
2013	0.10%	40,468	17.464563	706,756	0.37%	37.35%
2013	0.20%	174,382	17.227448	3,004,157	0.37%	37.21%
2013	0.25%	543,483	17.110132	9,299,066	0.37%	37.14%
2012	0.00%	23,806	12.877689	306,566	0.00%	8.69%
2012	0.10%	48,845	12.715499	621,089	0.00%	8.58%
2012	0.20%	192,237	12.555398	2,413,612	0.00%	8.47%
2012	0.25%	635,504	12.476126	7,928,628	0.00%	8.42%
2011	0.00%	25,089	11.847974	297,254	0.33%	-7.12%
2011	0.10%	63,621	11.710491	745,033	0.33%	-7.21%
2011	0.20%	309,678	11.574643	3,584,412	0.33%	-7.31%
2011	0.25%	580,598	11.507335	6,681,136	0.33%	-7.35%
2010	0.00%	4,677	12.756351	59,661	0.00%	32.31%
2010	0.10%	64,134	12.620906	809,429	0.00%	32.18%
2010	0.20%	61,988	12.486960	774,042	0.00%	32.05%
2010	0.25%	787,070	12.420541	9,775,835	0.00%	31.98%
2009	0.00%	2,129	9.640943	20,526	0.00%	57.66%
2009	0.10%	76,530	9.548100	730,716	0.00%	57.50%
2009	0.20%	87,692	9.456210	829,234	0.00%	57.34%
2009	0.25%	839,125	9.410608	7,896,676	0.00%	57.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
2013	0.00%	3,341	$17.099754	$57,130	0.53%	48.07%
2013	0.20%	6,972	16.886950	117,736	0.53%	47.78%
2013	0.25%	82,697	16.834126	1,392,132	0.53%	47.70%
2012	0.00%	1,068	11.548298	12,334	0.00%	14.38%
2012	0.20%	8,437	11.427394	96,413	0.00%	14.15%
2012	0.25%	125,623	11.397332	1,431,767	0.00%	14.09%
2011	0.00%	4,822	10.096697	48,686	0.04%	-2.80%
2011	0.20%	3,377	10.011033	33,807	0.04%	-2.99%
2011	0.25%	66,787	9.989709	667,183	0.04%	-3.04%
2010	0.00%	2,539	10.387395	26,374	0.16%	22.86%
2010	0.20%	2,940	10.319840	30,340	0.16%	22.62%
2010	0.25%	8,071	10.302995	83,155	0.16%	22.55%
2009	0.25%	45,095	8.406886	379,109	0.00%	65.14%
U.S. Real Estate Portfolio - Class I (MSVRE)
2013	0.10%	49,656	45.456233	2,257,175	1.13%	1.95%
2013	0.20%	32,599	36.687985	1,195,992	1.13%	1.85%
2013	0.25%	371,524	36.448690	13,541,563	1.13%	1.80%
2012	0.10%	83,283	44.585930	3,713,250	0.84%	15.72%
2012	0.20%	167,696	36.021570	6,040,673	0.84%	15.60%
2012	0.25%	409,531	35.804517	14,663,060	0.84%	15.55%
2011	0.10%	101,526	38.529319	3,911,728	0.88%	5.81%
2011	0.20%	189,017	31.159562	5,889,687	0.88%	5.71%
2011	0.25%	472,847	30.987316	14,652,259	0.88%	5.66%
2010	0.10%	100,621	36.412421	3,663,854	2.31%	29.83%
2010	0.20%	182,394	29.476966	5,376,422	2.31%	29.70%
2010	0.25%	555,658	29.328633	16,296,690	2.31%	29.64%
2009	0.10%	111,151	28.046079	3,117,350	4.14%	28.23%
2009	0.20%	142,875	22.726829	3,247,096	4.14%	28.10%
2009	0.25%	640,708	22.623746	14,495,215	4.14%	28.03%
2009	0.40%	585	23.083528	13,504	4.14%	27.84%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.00%	1,832,139	21.699995	39,757,407	1.86%	31.90%
2012	0.00%	1,980,422	16.452105	32,582,111	0.98%	14.66%
2011	0.00%	2,222,487	14.348277	31,888,859	1.60%	0.65%
2010	0.00%	2,641,103	14.256071	37,651,752	1.97%	13.46%
2009	0.00%	2,210	12.564442	27,767	1.25%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.00%	487,528	15.663250	7,636,273	1.31%	23.28%
2012	0.00%	477,179	12.704984	6,062,552	1.36%	15.72%
2011	0.00%	433,074	10.979437	4,754,909	1.37%	0.93%
2010	0.00%	483,491	10.878393	5,259,605	1.49%	12.02%
2009	0.00%	405,011	9.711378	3,933,215	0.08%	23.41%
American Funds NVIT Bond Fund - Class II (GVABD2)
2013	0.00%	122,305	12.571090	1,537,507	1.67%	-2.57%
2012	0.00%	158,000	12.903197	2,038,705	2.20%	4.97%
2011	0.00%	174,797	12.292646	2,148,718	2.35%	5.72%
2010	0.00%	229,234	11.627184	2,665,346	2.06%	5.99%
2009	0.00%	248,317	10.970085	2,724,059	0.32%	12.15%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2013	0.00%	394,540	$17.080144	$6,738,800	0.39%	28.64%
2012	0.00%	374,929	13.277399	4,978,082	0.87%	22.09%
2011	0.00%	426,331	10.875437	4,636,536	1.00%	-9.31%
2010	0.00%	473,561	11.991721	5,678,811	0.81%	11.30%
2009	0.00%	536,732	10.774250	5,782,885	0.00%	41.60%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2013	0.00%	660,438	15.391784	10,165,319	0.32%	29.61%
2012	0.00%	656,818	11.875465	7,800,019	0.21%	17.40%
2011	0.00%	786,500	10.115272	7,955,661	0.26%	-4.69%
2010	0.00%	773,203	10.612804	8,205,852	0.17%	18.19%
2009	0.00%	789,242	8.979238	7,086,792	0.00%	38.78%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2013	0.00%	235,408	13.522509	3,183,307	0.98%	32.97%
2012	0.00%	247,986	10.169772	2,521,961	1.05%	17.06%
2011	0.00%	279,694	8.687464	2,429,832	0.99%	-2.24%
2010	0.00%	293,429	8.886120	2,607,445	0.96%	10.97%
2009	0.00%	290,258	8.007342	2,324,195	0.00%	30.69%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2013	0.00%	128,661	25.655193	3,300,823	6.14%	7.07%
2013	0.10%	36,676	23.063197	845,866	6.14%	6.97%
2013	0.20%	47,088	25.709396	1,210,604	6.14%	6.86%
2013	0.25%	467,044	25.541772	11,929,131	6.14%	6.80%
2012	0.00%	164,273	23.960670	3,936,091	8.24%	14.56%
2012	0.10%	100,719	21.561437	2,171,646	8.24%	14.44%
2012	0.20%	51,215	24.059374	1,232,201	8.24%	14.33%
2012	0.25%	574,902	23.914452	13,748,466	8.24%	14.27%
2011	0.00%	192,805	20.916000	4,032,709	8.22%	3.82%
2011	0.10%	94,398	18.840517	1,778,507	8.22%	3.71%
2011	0.20%	31,722	21.044304	667,567	8.22%	3.61%
2011	0.25%	618,849	20.928041	12,951,297	8.22%	3.56%
2010	0.00%	217,797	20.146924	4,387,940	8.65%	13.15%
2010	0.10%	96,568	18.165863	1,754,241	8.65%	13.04%
2010	0.20%	97,797	20.310994	1,986,354	8.65%	12.93%
2010	0.25%	722,680	20.208859	14,604,538	8.65%	12.87%
2009	0.00%	248,681	17.804842	4,427,726	9.89%	46.00%
2009	0.10%	62,774	16.070122	1,008,786	9.89%	45.85%
2009	0.20%	79,750	17.985742	1,434,363	9.89%	45.71%
2009	0.25%	790,244	17.904242	14,148,720	9.89%	45.63%
2009	0.40%	9,813	16.184733	158,821	9.89%	45.41%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.00%	588,722	18.202636	10,716,292	6.72%	6.94%
2012	0.00%	644,890	17.021800	10,977,189	8.23%	14.71%
2011	0.00%	746,693	14.839228	11,080,348	7.79%	3.81%
2010	0.00%	838,621	14.295077	11,988,152	8.54%	13.16%
2009	0.00%	949,161	12.632602	11,990,373	10.36%	46.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2013	0.00%	63,515	$27.100074	$1,721,261	1.10%	0.75%
2013	0.10%	59,951	26.743408	1,603,294	1.10%	0.65%
2013	0.20%	36,400	26.391340	960,645	1.10%	0.54%
2013	0.25%	188,020	26.217108	4,929,341	1.10%	0.49%
2012	0.00%	72,637	26.899413	1,953,893	0.50%	17.22%
2012	0.10%	100,722	26.571947	2,676,380	0.50%	17.10%
2012	0.20%	47,858	26.248380	1,256,195	0.50%	16.98%
2012	0.25%	221,809	26.088139	5,786,584	0.50%	16.92%
2011	0.00%	86,175	22.948246	1,977,565	0.51%	-22.37%
2011	0.10%	135,864	22.691603	3,082,972	0.51%	-22.45%
2011	0.20%	37,968	22.437772	851,917	0.51%	-22.53%
2011	0.25%	208,036	22.311980	4,641,695	0.51%	-22.57%
2010	0.00%	108,618	29.562687	3,211,040	0.06%	16.17%
2010	0.10%	142,172	29.261305	4,160,138	0.06%	16.06%
2010	0.20%	338,600	28.962911	9,806,842	0.06%	15.94%
2010	0.25%	366,617	28.814934	10,564,045	0.06%	15.88%
2009	0.00%	129,828	25.446836	3,303,712	1.36%	63.31%
2009	0.10%	153,669	25.212581	3,874,392	1.36%	63.15%
2009	0.20%	362,310	24.980405	9,050,651	1.36%	62.99%
2009	0.25%	493,823	24.865174	12,278,995	1.36%	62.91%
2009	0.40%	100	24.522567	2,452	1.36%	62.66%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.00%	452,954	19.481483	8,824,216	1.14%	0.75%
2012	0.00%	488,948	19.336082	9,454,339	0.40%	17.24%
2011	0.00%	746,323	16.493303	12,309,331	0.71%	-22.39%
2010	0.00%	794,544	21.252025	16,885,669	0.07%	16.21%
2009	0.00%	818,029	18.287102	14,959,380	1.28%	63.48%
NVIT International Equity Fund - Class I (GIG)
2013	0.00%	364,085	16.641029	6,058,666	0.54%	17.83%
2013	0.10%	87,333	16.421986	1,434,181	0.54%	17.71%
2013	0.20%	38,703	16.205894	627,217	0.54%	17.60%
2013	0.25%	306,552	16.098886	4,935,146	0.54%	17.54%
2012	0.00%	399,009	14.122631	5,635,057	0.87%	15.61%
2012	0.10%	105,286	13.950678	1,468,811	0.87%	15.49%
2012	0.20%	23,573	13.780870	324,856	0.87%	15.38%
2012	0.25%	230,188	13.696713	3,152,819	0.87%	15.32%
2011	0.00%	402,975	12.216006	4,922,745	1.35%	-9.76%
2011	0.10%	146,364	12.079365	1,767,984	1.35%	-9.85%
2011	0.20%	21,256	11.944297	253,888	1.35%	-9.94%
2011	0.25%	211,674	11.877298	2,514,115	1.35%	-9.99%
2010	0.00%	263,475	13.537857	3,566,887	0.95%	13.29%
2010	0.10%	80,397	13.399813	1,077,305	0.95%	13.18%
2010	0.20%	5,187	13.263217	68,796	0.95%	13.06%
2010	0.25%	68,531	13.195400	904,294	0.95%	13.01%
2009	0.00%	275,076	11.949736	3,287,086	1.09%	29.72%
2009	0.10%	87,077	11.839714	1,030,967	1.09%	29.59%
2009	0.25%	98,498	11.676578	1,150,120	1.09%	29.40%
NVIT International Equity Fund - Class III (GIG3)
2013	0.00%	430,241	9.956257	4,283,590	0.51%	17.81%
2012	0.00%	425,415	8.450909	3,595,143	0.79%	15.58%
2011	0.00%	519,645	7.311920	3,799,603	1.34%	-9.76%
2010	0.00%	484,564	8.103077	3,926,459	1.02%	13.27%
2009	0.00%	516,240	7.153834	3,693,095	0.22%	29.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2013	0.00%	27,530	$9.823149	$270,431	0.53%	17.56%
2012	0.00%	29,454	8.355696	246,109	0.52%	15.23%
2011	0.00%	48,864	7.251572	354,341	0.92%	-10.00%
2010	0.00%	79,753	8.057227	642,588	0.98%	13.00%
2009	0.00%	70,672	7.130177	503,904	0.24%	29.45%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	0.00%	1,264,376	13.621982	17,223,307	1.05%	43.82%
2012	0.00%	1,373,296	9.471654	13,007,385	1.47%	16.94%
2011	0.00%	1,522,830	8.099461	12,334,102	0.57%	-11.62%
2010	0.00%	1,705,119	9.164158	15,625,980	0.21%	15.61%
2009	0.00%	1,906,534	7.927018	15,113,129	0.18%	52.96%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	0.00%	63,496	15.044832	955,287	1.00%	38.77%
2012	0.00%	26,852	10.841924	291,127	0.88%	11.50%
2011	0.00%	59,405	9.723793	577,642	0.72%	-3.18%
2010	0.00%	25,390	10.043115	254,995	0.89%	23.58%
2009	0.00%	21,943	8.126831	178,327	0.37%	31.53%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2013	0.00%	260,801	13.486224	3,517,221	1.43%	29.65%
2013	0.20%	536	20.849732	11,175	1.43%	29.39%
2013	0.25%	639	20.801156	13,292	1.43%	29.32%
2012	0.00%	213,197	10.402170	2,217,711	1.16%	16.22%
2012	0.20%	76	16.113951	1,225	1.16%	15.99%
2012	0.25%	104	16.084433	1,673	1.16%	15.93%
2011	0.00%	181,560	8.950086	1,624,978	2.09%	-6.19%
2011	0.20%	10	13.892348	139	2.09%	-6.37%
2011	0.25%	202	13.873846	2,803	2.09%	-6.42%
2010	0.00%	85,305	9.540229	813,829	0.40%	15.00%
2010	0.20%	3	14.837971	45	0.40%	14.77%
2010	0.25%	438	14.825611	6,494	0.40%	14.71%
2009	0.00%	42,686	8.295819	354,115	1.03%	29.30%
2009	0.25%	132	12.924011	1,706	1.03%	29.24%	5/1/2009
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2013	0.00%	409,479	13.351426	5,467,129	1.74%	14.72%
2013	0.10%	9,799,660	16.343180	160,157,607	1.74%	14.60%
2012	0.00%	345,977	11.638522	4,026,661	1.58%	11.24%
2012	0.10%	9,918,231	14.260689	141,440,808	1.58%	11.13%
2011	0.00%	273,343	10.462826	2,859,940	2.55%	-1.26%
2011	0.10%	10,039,458	12.832969	128,836,053	2.55%	-1.36%
2010	0.00%	171,673	10.596561	1,819,143	0.04%	10.46%
2010	0.10%	10,172,685	13.009970	132,346,327	0.04%	10.35%
2010	0.20%	7	12.988326	91	0.04%	10.24%
2010	0.25%	50	12.977497	649	0.04%	10.18%
2009	0.00%	90,417	9.593104	867,380	2.22%	19.88%
2009	0.25%	6	11.777952	71	2.22%	17.78%	5/1/2009
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2013	0.00%	502,970	13.546578	6,813,522	1.76%	21.44%
2013	0.25%	2,966	18.268625	54,185	1.76%	21.14%
2012	0.00%	417,509	11.154725	4,657,198	1.55%	13.74%
2011	0.00%	353,307	9.807509	3,465,062	2.31%	-3.37%
2011	0.20%	7	13.310277	93	2.31%	-3.56%
2011	0.25%	8	13.292549	106	2.31%	-3.61%
2010	0.00%	366,215	10.149086	3,716,748	0.64%	12.46%
2010	0.20%	2	13.801379	28	0.64%	12.23%
2010	0.25%	14	13.789878	193	0.64%	12.17%
2009	0.00%	172,546	9.025006	1,557,229	1.99%	24.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2013	0.00%	343,843	$12.686282	$4,362,089	1.92%	5.03%
2013	0.20%	13,445	13.412895	180,336	1.92%	4.82%
2013	0.25%	178	13.381633	2,382	1.92%	4.77%
2012	0.00%	375,872	12.078891	4,540,117	2.04%	7.58%
2012	0.20%	317	12.796286	4,056	2.04%	7.36%
2012	0.25%	99	12.772842	1,265	2.04%	7.31%
2011	0.00%	244,720	11.227964	2,747,707	2.65%	1.50%
2011	0.20%	223	11.918680	2,658	2.65%	1.30%
2010	0.00%	132,942	11.062310	1,470,646	1.26%	6.87%
2010	0.20%	107	11.766279	1,259	1.26%	6.65%
2010	0.25%	10	11.756479	118	1.26%	6.60%
2009	0.00%	89,148	10.351566	922,821	2.79%	13.22%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2013	0.00%	465,059	13.446120	6,253,239	1.68%	17.98%
2013	0.20%	48	17.246137	828	1.68%	17.74%
2013	0.25%	125	17.205926	2,151	1.68%	17.68%
2012	0.00%	489,603	11.397169	5,580,088	1.47%	12.45%
2011	0.00%	534,729	10.135390	5,419,687	2.45%	-2.25%
2011	0.25%	8	13.034508	104	2.45%	-2.49%
2010	0.00%	346,937	10.368348	3,597,164	0.93%	11.42%
2009	0.00%	241,583	9.305236	2,247,987	2.29%	22.00%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2013	0.00%	538,407	13.494322	7,265,437	1.65%	24.35%
2013	0.20%	38	19.259520	732	1.65%	24.11%
2013	0.25%	1,287	19.214638	24,729	1.65%	24.04%
2012	0.00%	475,205	10.851463	5,156,669	1.27%	14.67%
2012	0.20%	29	15.518526	450	1.27%	14.44%
2012	0.25%	32	15.490103	496	1.27%	14.38%
2011	0.00%	513,993	9.463303	4,864,071	2.42%	-4.57%
2011	0.20%	31	13.560483	420	2.42%	-4.76%
2011	0.25%	35	13.542423	474	2.42%	-4.81%
2010	0.00%	486,915	9.916957	4,828,715	0.73%	13.50%
2010	0.20%	8	14.238938	114	0.73%	13.27%
2010	0.25%	224	14.227081	3,187	0.73%	13.21%
2009	0.00%	345,676	8.737590	3,020,375	1.60%	26.69%
2009	0.25%	11	12.566486	138	1.60%	25.66%	5/1/2009
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2013	0.00%	210,016	13.169178	2,765,738	2.10%	11.33%
2013	0.20%	3,323	15.282040	50,782	2.10%	11.11%
2013	0.25%	20,825	15.246428	317,507	2.10%	11.05%
2012	0.00%	151,616	11.828808	1,793,437	1.97%	10.13%
2012	0.20%	2,766	13.754085	38,044	1.97%	9.91%
2012	0.25%	13,974	13.728890	191,848	1.97%	9.86%
2011	0.00%	114,210	10.740467	1,226,669	2.52%	-0.28%
2011	0.20%	665	12.513661	8,322	2.52%	-0.48%
2010	0.00%	102,837	10.770841	1,107,641	1.12%	9.31%
2010	0.20%	424	12.574113	5,331	1.12%	9.10%
2010	0.25%	38	12.563636	477	1.12%	9.04%
2009	0.00%	66,327	9.853071	653,525	2.50%	17.64%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.00%	65,876	13.048920	859,611	2.38%	-1.91%
2012	0.00%	72,492	13.303193	964,375	3.01%	7.75%
2011	0.00%	80,629	12.345910	995,438	3.32%	6.59%
2010	0.00%	59,061	11.582155	684,054	2.81%	7.06%
2009	0.00%	56,157	10.818752	607,549	2.99%	8.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2013	0.00%	68,382	$14.103213	$964,406	2.14%	-1.77%
2012	0.00%	88,003	14.357681	1,263,519	3.10%	7.38%
2011	0.00%	35,901	13.370773	480,024	2.56%	6.37%
2010	0.00%	18,485	12.569892	232,354	2.49%	8.35%
2009	0.00%	21,838	11.600708	253,336	4.05%	16.62%
NVIT Nationwide Fund - Class I (TRF)
2013	0.00%	1,734,648	20.952837	36,345,797	1.36%	31.10%
2013	0.10%	3,480,031	17.146101	59,668,963	1.36%	30.97%
2013	0.25%	20,745	16.507449	342,447	1.36%	30.77%
2012	0.00%	1,864,535	15.982186	29,799,345	1.42%	14.21%
2012	0.10%	3,747,612	13.091593	49,062,211	1.42%	14.10%
2012	0.20%	2,665	12.699413	33,844	1.42%	13.99%
2012	0.25%	15,896	12.622880	200,653	1.42%	13.93%
2011	0.00%	2,024,151	13.993147	28,324,242	1.15%	0.53%
2011	0.10%	4,619,387	11.473793	53,001,890	1.15%	0.43%
2011	0.20%	3,750	11.141231	41,780	1.15%	0.33%
2011	0.25%	19,700	11.079648	218,269	1.15%	0.28%
2010	0.00%	2,208,854	13.919537	30,746,225	0.79%	13.45%
2010	0.10%	4,747,522	11.424837	54,239,665	0.79%	13.34%
2010	0.20%	58,071	11.104765	644,865	0.79%	13.22%
2010	0.25%	30,679	11.048893	338,969	0.79%	13.17%
2009	0.00%	2,358,784	12.269388	28,940,836	1.35%	26.10%
2009	0.10%	27,862,777	10.080498	280,870,668	1.35%	25.97%
2009	0.20%	72,093	9.807872	707,079	1.35%	25.84%
2009	0.25%	42,014	9.763407	410,200	1.35%	25.78%
NVIT Government Bond Fund - Class I (GBF)
2013	0.00%	1,336,944	21.091950	28,198,756	1.58%	-4.06%
2013	0.10%	890,350	19.343317	17,222,322	1.58%	-4.15%
2013	0.20%	816,538	17.492749	14,283,494	1.58%	-4.25%
2013	0.25%	1,634,584	17.378731	28,406,996	1.58%	-4.29%
2012	0.00%	1,674,246	21.983438	36,805,683	2.29%	3.06%
2012	0.10%	909,849	20.181071	18,361,727	2.29%	2.95%
2012	0.20%	1,212,740	18.268614	22,155,079	2.29%	2.85%
2012	0.25%	3,051,816	18.158617	55,416,758	2.29%	2.80%
2011	0.00%	1,713,711	21.331346	36,555,762	2.95%	7.25%
2011	0.10%	177,033	19.602079	3,470,215	2.95%	7.15%
2011	0.20%	1,225,833	17.762299	21,773,612	2.95%	7.04%
2011	0.25%	3,176,064	17.664198	56,102,623	2.95%	6.99%
2010	0.00%	1,970,073	19.888530	39,181,856	2.91%	4.78%
2010	0.10%	179,088	18.294455	3,276,317	2.91%	4.68%
2010	0.20%	1,247,423	16.593936	20,699,657	2.91%	4.57%
2010	0.25%	3,252,714	16.510521	53,704,003	2.91%	4.52%
2009	0.00%	2,155,474	18.980932	40,912,905	3.40%	2.69%
2009	0.10%	172,188	17.477068	3,009,341	3.40%	2.59%
2009	0.20%	1,080,876	15.868375	17,151,746	3.40%	2.48%
2009	0.25%	3,410,676	15.796520	53,876,812	3.40%	2.43%
2009	0.40%	15,678	17.785926	278,848	3.40%	2.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2013	0.00%	1,067,343	$14.184902	$15,140,156	0.68%	29.74%
2013	0.10%	89,080	10.651528	948,838	0.68%	29.61%
2013	0.20%	32,019	13.566675	434,391	0.68%	29.48%
2013	0.25%	4,807	13.478153	64,789	0.68%	29.42%
2012	0.00%	1,163,480	10.933376	12,720,764	0.56%	14.02%
2012	0.10%	107,268	8.218140	881,543	0.56%	13.91%
2012	0.20%	27,007	10.477780	282,973	0.56%	13.79%
2012	0.25%	7,147	10.414612	74,433	0.56%	13.74%
2011	0.00%	1,203,204	9.588872	11,537,369	0.58%	-0.69%
2011	0.10%	127,078	7.214766	916,838	0.58%	-0.79%
2011	0.20%	25,516	9.207740	234,945	0.58%	-0.89%
2011	0.25%	5,000	9.156818	45,784	0.58%	-0.94%
2010	0.00%	1,313,922	9.655570	12,686,666	0.62%	19.25%
2010	0.10%	114,797	7.272204	834,827	0.62%	19.13%
2010	0.20%	21,579	9.290303	200,475	0.62%	19.01%
2010	0.25%	5,239	9.243540	48,427	0.62%	18.95%
2009	0.00%	1,493,205	8.097149	12,090,703	0.55%	33.47%
2009	0.10%	389,073	6.104552	2,375,116	0.55%	33.34%
2009	0.20%	83,427	7.806410	651,265	0.55%	33.20%
2009	0.25%	5,496	7.771001	42,709	0.55%	33.14%
NVIT International Index Fund - Class II (GVIX2)
2013	0.00%	268,735	9.987487	2,683,987	3.02%	21.36%
2013	0.20%	56,128	9.855117	553,148	3.02%	21.12%
2013	0.25%	706,807	9.822334	6,942,494	3.02%	21.06%
2012	0.00%	194,912	8.229456	1,604,020	2.39%	18.29%
2012	0.20%	32,518	8.136631	264,587	2.39%	18.05%
2012	0.25%	714,474	8.113620	5,796,971	2.39%	17.99%
2011	0.00%	130,671	6.957271	909,114	2.62%	-12.72%
2011	0.20%	8,251	6.892598	56,871	2.62%	-12.89%
2011	0.25%	907,509	6.876547	6,240,528	2.62%	-12.94%
2010	0.00%	52,697	7.971131	420,055	2.29%	7.52%
2010	0.20%	7,211	7.912838	57,059	2.29%	7.30%
2010	0.25%	772,390	7.898348	6,100,605	2.29%	7.25%
2009	0.00%	30,419	7.413670	225,516	2.43%	28.58%
2009	0.25%	468,130	7.364341	3,447,469	2.43%	28.26%
NVIT International Index Fund - Class VI (GVIX6)
2013	0.00%	145,428	11.841416	1,722,073	3.07%	21.27%
2012	0.00%	101,703	9.764428	993,072	2.68%	18.29%
2011	0.00%	94,205	8.254444	777,610	2.74%	-12.72%
2010	0.00%	71,480	9.456969	675,984	2.11%	7.54%
2009	0.00%	65,290	8.793694	574,140	2.61%	28.62%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.00%	949,387	$21.847269	$20,741,513	1.70%	27.25%
2013	0.10%	139,994	21.588139	3,022,210	1.70%	27.12%
2013	0.20%	93,168	21.332126	1,987,472	1.70%	26.99%
2013	0.25%	91,665	21.205202	1,943,775	1.70%	26.93%
2012	0.00%	970,552	17.169227	16,663,628	1.41%	15.90%
2012	0.10%	128,197	16.982548	2,177,112	1.41%	15.79%
2012	0.20%	90,669	16.797930	1,523,052	1.41%	15.67%
2012	0.25%	92,309	16.706332	1,542,145	1.41%	15.61%
2011	0.00%	1,230,015	14.813448	18,220,763	1.80%	-3.93%
2011	0.10%	162,340	14.667084	2,381,054	1.80%	-4.03%
2011	0.20%	83,626	14.522177	1,214,432	1.80%	-4.12%
2011	0.25%	137,252	14.450227	1,983,323	1.80%	-4.17%
2010	0.00%	1,251,096	15.419576	19,291,370	1.71%	14.63%
2010	0.10%	160,260	15.282480	2,449,170	1.71%	14.51%
2010	0.20%	121,836	15.146603	1,845,402	1.71%	14.40%
2010	0.25%	289,316	15.079089	4,362,622	1.71%	14.34%
2009	0.00%	1,378,139	13.451838	18,538,503	1.09%	27.21%
2009	0.10%	141,202	13.345564	1,884,420	1.09%	27.08%
2009	0.20%	196,053	13.240124	2,595,766	1.09%	26.95%
2009	0.25%	342,826	13.187693	4,521,084	1.09%	26.89%
2009	0.40%	897	13.031705	11,689	1.09%	26.70%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2013	0.00%	109,004	15.999643	1,744,025	1.76%	13.42%
2012	0.00%	101,106	14.106085	1,426,210	2.24%	9.39%
2011	0.00%	12,871	12.895684	165,980	2.25%	0.88%
2010	0.00%	7,276	12.782641	93,006	1.26%	9.81%
2009	0.00%	1,883	11.640280	21,919	0.87%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2013	0.00%	16,580	18.167791	301,222	1.53%	19.49%
2012	0.00%	23,052	15.203946	350,481	1.85%	12.25%
2011	0.00%	20,856	13.544740	282,489	2.08%	-0.94%
2010	0.00%	9,246	13.672666	126,417	0.96%	12.03%
2009	0.00%	10,225	12.204484	124,791	0.71%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.00%	504,094	16.160183	8,146,251	1.63%	4.83%
2013	0.10%	4,260	15.968590	68,026	1.63%	4.73%
2013	0.20%	62,295	15.779171	982,963	1.63%	4.62%
2013	0.25%	104,547	15.685383	1,639,860	1.63%	4.57%
2012	0.00%	535,106	15.415374	8,248,859	1.71%	5.18%
2012	0.10%	8,967	15.247831	136,727	1.71%	5.07%
2012	0.20%	69,257	15.082043	1,044,537	1.71%	4.97%
2012	0.25%	142,595	14.999901	2,138,911	1.71%	4.91%
2011	0.00%	589,915	14.656785	8,646,257	2.50%	2.93%
2011	0.10%	22,883	14.512020	332,079	2.50%	2.83%
2011	0.20%	56,571	14.368627	812,848	2.50%	2.73%
2011	0.25%	143,852	14.297532	2,056,729	2.50%	2.67%
2010	0.00%	634,498	14.239553	9,034,968	2.23%	5.89%
2010	0.10%	25,085	14.112974	354,024	2.23%	5.79%
2010	0.20%	135,026	13.987465	1,888,671	2.23%	5.68%
2010	0.25%	173,444	13.925202	2,415,243	2.23%	5.63%
2009	0.00%	787,357	13.447193	10,587,742	1.73%	9.08%
2009	0.10%	35,939	13.340983	479,462	1.73%	8.98%
2009	0.20%	103,310	13.235577	1,367,367	1.73%	8.87%
2009	0.25%	189,396	13.183237	2,496,852	1.73%	8.81%
2009	0.40%	658	13.027295	8,572	1.73%	8.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.00%	3,094,770	$19.530736	$60,442,452	1.61%	16.63%
2013	0.10%	182,069	19.299113	3,513,770	1.61%	16.51%
2013	0.20%	243,997	19.070216	4,653,075	1.61%	16.39%
2013	0.25%	215,943	18.956755	4,093,579	1.61%	16.34%
2012	0.00%	3,467,574	16.746328	58,069,132	1.61%	10.81%
2012	0.10%	164,770	16.564270	2,729,295	1.61%	10.70%
2012	0.20%	250,897	16.384181	4,110,742	1.61%	10.59%
2012	0.25%	287,419	16.294844	4,683,448	1.61%	10.53%
2011	0.00%	3,959,245	15.112388	59,833,118	2.12%	-0.04%
2011	0.10%	218,054	14.963083	3,262,760	2.12%	-0.14%
2011	0.20%	302,677	14.815234	4,484,231	2.12%	-0.24%
2011	0.25%	390,082	14.741846	5,750,529	2.12%	-0.29%
2010	0.00%	4,345,889	15.118520	65,703,410	1.99%	10.91%
2010	0.10%	189,430	14.984107	2,838,439	1.99%	10.80%
2010	0.20%	382,830	14.850857	5,685,354	1.99%	10.69%
2010	0.25%	805,184	14.784666	11,904,377	1.99%	10.64%
2009	0.00%	4,458,884	13.630962	60,778,878	1.56%	19.14%
2009	0.10%	144,450	13.523280	1,953,438	1.56%	19.02%
2009	0.20%	480,252	13.416419	6,443,262	1.56%	18.90%
2009	0.25%	863,030	13.363298	11,532,927	1.56%	18.84%
2009	0.40%	2,599	13.205276	34,321	1.56%	18.66%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.00%	3,488,536	21.066347	73,490,710	1.62%	22.38%
2013	0.10%	159,223	20.816452	3,314,458	1.62%	22.25%
2013	0.20%	31,774	20.569550	653,577	1.62%	22.13%
2013	0.25%	107,418	20.447238	2,196,401	1.62%	22.07%
2012	0.00%	3,872,046	17.214305	66,654,581	1.63%	13.76%
2012	0.10%	197,613	17.027115	3,364,779	1.63%	13.65%
2012	0.20%	24,724	16.841984	416,401	1.63%	13.53%
2012	0.25%	170,507	16.750188	2,856,024	1.63%	13.48%
2011	0.00%	4,147,741	15.132127	62,764,144	2.03%	-2.13%
2011	0.10%	250,895	14.982582	3,759,055	2.03%	-2.22%
2011	0.20%	34,628	14.834535	513,690	2.03%	-2.32%
2011	0.25%	217,442	14.761085	3,209,680	2.03%	-2.37%
2010	0.00%	4,382,022	15.460895	67,749,982	1.89%	12.83%
2010	0.10%	291,696	15.323384	4,469,770	1.89%	12.72%
2010	0.20%	67,465	15.187117	1,024,599	1.89%	12.61%
2010	0.25%	400,034	15.119471	6,048,302	1.89%	12.55%
2009	0.00%	4,600,411	13.702388	63,036,616	1.31%	24.39%
2009	0.10%	218,272	13.594088	2,967,209	1.31%	24.27%
2009	0.20%	44,938	13.486671	606,064	1.31%	24.14%
2009	0.25%	474,675	13.433301	6,376,452	1.31%	24.08%
2009	0.40%	20	13.274448	265	1.31%	23.90%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.00%	799,670	$18.129719	$14,497,792	1.67%	10.49%
2013	0.10%	56,461	17.914713	1,011,483	1.67%	10.38%
2013	0.20%	17,974	17.702253	318,180	1.67%	10.27%
2013	0.25%	55,765	17.596985	981,296	1.67%	10.22%
2012	0.00%	886,098	16.407771	14,538,893	1.75%	8.04%
2012	0.10%	51,990	16.229405	843,767	1.75%	7.93%
2012	0.20%	13,819	16.052978	221,836	1.75%	7.82%
2012	0.25%	89,875	15.965491	1,434,899	1.75%	7.77%
2011	0.00%	908,615	15.186765	13,798,922	2.30%	2.06%
2011	0.10%	67,795	15.036737	1,019,416	2.30%	1.96%
2011	0.20%	9,866	14.888185	146,887	2.30%	1.86%
2011	0.25%	78,319	14.814478	1,160,255	2.30%	1.81%
2010	0.00%	953,397	14.879939	14,186,489	2.16%	8.52%
2010	0.10%	81,279	14.747641	1,198,674	2.16%	8.41%
2010	0.20%	30,996	14.616529	453,054	2.16%	8.30%
2010	0.25%	172,671	14.551412	2,512,607	2.16%	8.25%
2009	0.00%	1,042,745	13.712188	14,298,315	1.77%	14.56%
2009	0.10%	67,425	13.603867	917,241	1.77%	14.45%
2009	0.20%	44,906	13.496401	606,069	1.77%	14.33%
2009	0.25%	191,581	13.443003	2,575,424	1.77%	14.28%
2009	0.40%	28	13.284003	372	1.77%	14.10%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.00%	770,865	44.501701	34,304,804	1.15%	33.05%
2013	0.10%	67,580	40.185694	2,715,749	1.15%	32.91%
2013	0.20%	308,900	30.151218	9,313,711	1.15%	32.78%
2013	0.25%	990,257	29.954566	29,662,719	1.15%	32.72%
2012	0.00%	775,366	33.448036	25,934,470	1.07%	17.47%
2012	0.10%	82,892	30.234257	2,506,178	1.07%	17.36%
2012	0.20%	268,030	22.707360	6,086,254	1.07%	17.24%
2012	0.25%	1,015,466	22.570532	22,919,608	1.07%	17.18%
2011	0.00%	937,419	28.472984	26,691,116	0.78%	-2.54%
2011	0.10%	110,919	25.763036	2,857,610	0.78%	-2.64%
2011	0.20%	249,840	19.368666	4,839,068	0.78%	-2.74%
2011	0.25%	1,084,345	19.261601	20,886,221	0.78%	-2.79%
2010	0.00%	972,303	29.216232	28,407,030	1.25%	26.20%
2010	0.10%	134,857	26.461933	3,568,577	1.25%	26.07%
2010	0.20%	201,344	19.913978	4,009,560	1.25%	25.95%
2010	0.25%	1,101,218	19.813788	21,819,300	1.25%	25.89%
2009	0.00%	1,091,787	23.150606	25,275,531	0.98%	36.76%
2009	0.10%	194,480	20.989089	4,081,958	0.98%	36.62%
2009	0.20%	174,671	15.811153	2,761,750	0.98%	36.48%
2009	0.25%	1,162,757	15.739465	18,301,173	0.98%	36.41%
2009	0.40%	3,484	19.635632	68,411	0.98%	36.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2013	0.00%	4,055,705	$14.293235	$57,967,632	0.00%	0.00%
2013	0.20%	915	11.959420	10,943	0.00%	-0.20%
2013	0.25%	550,956	11.881336	6,546,093	0.00%	-0.25%
2012	0.00%	5,544,294	14.293235	79,245,902	0.00%	0.00%
2012	0.20%	1,247	11.983454	14,943	0.00%	-0.20%
2012	0.25%	563,036	11.911174	6,706,420	0.00%	-0.25%
2011	0.00%	5,903,369	14.293235	84,378,240	0.00%	0.00%
2011	0.20%	1,299	12.007617	15,598	0.00%	-0.20%
2011	0.25%	574,205	11.941153	6,856,670	0.00%	-0.25%
2010	0.00%	6,150,810	14.293225	87,914,911	0.00%	0.00%
2010	0.20%	1,348	12.031632	16,219	0.00%	-0.20%
2010	0.25%	588,365	11.970993	7,043,313	0.00%	-0.25%
2009	0.00%	7,271,586	14.293206	103,934,277	0.05%	0.04%
2009	0.20%	3,780	12.055725	45,571	0.05%	-0.16%
2009	0.25%	625,656	12.000968	7,508,478	0.05%	-0.21%
NVIT Money Market Fund - Class V (SAM5)
2013	0.00%	1,733,687	11.731137	20,338,120	0.00%	0.00%
2013	0.10%	77,084	11.600379	894,204	0.00%	-0.10%
2013	0.20%	9,408,960	11.471170	107,931,780	0.00%	-0.20%
2013	0.25%	7,910,243	11.407039	90,232,450	0.00%	-0.25%
2012	0.00%	1,186,217	11.731137	13,915,674	0.00%	0.00%
2012	0.10%	657,353	11.612007	7,633,188	0.00%	-0.10%
2012	0.20%	8,815,071	11.494165	101,321,881	0.00%	-0.20%
2012	0.25%	7,802,771	11.435565	89,229,095	0.00%	-0.25%
2011	0.00%	756,286	11.731137	8,872,095	0.00%	0.00%
2011	0.10%	629,615	11.623696	7,318,453	0.00%	-0.10%
2011	0.20%	8,407,521	11.517285	96,831,816	0.00%	-0.20%
2011	0.25%	9,471,462	11.464248	108,583,189	0.00%	-0.25%
2010	0.00%	528,187	11.731129	6,196,230	0.00%	0.00%
2010	0.10%	1,869,173	11.635333	21,748,450	0.00%	-0.10%
2010	0.20%	8,254,159	11.540261	95,255,149	0.00%	-0.20%
2010	0.25%	10,842,157	11.492942	124,608,282	0.00%	-0.25%
2009	0.00%	454,540	11.731114	5,332,261	0.06%	0.06%
2009	0.10%	6,087,351	11.646971	70,899,201	0.06%	-0.04%
2009	0.20%	7,395,065	11.563359	85,511,791	0.06%	-0.14%
2009	0.25%	11,828,679	11.521736	136,286,917	0.06%	-0.19%
2009	0.40%	16,932	11.397666	192,985	0.06%	-0.34%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.00%	1,431,105	12.166606	17,411,691	1.26%	21.34%
2012	0.00%	1,574,138	10.026765	15,783,512	0.59%	15.78%
2011	0.00%	1,756,758	8.660251	15,213,965	1.29%	-9.37%
2010	0.00%	1,926,194	9.555175	18,405,121	0.78%	14.04%
2009	0.00%	2,144,940	8.379106	17,972,680	0.81%	36.46%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2013	0.00%	32,529	20.957356	681,722	2.34%	21.41%
2012	0.00%	39,531	17.262313	682,396	0.39%	17.29%
2011	0.00%	43,242	14.717057	636,395	1.75%	-16.24%
2010	0.00%	50,861	17.570720	893,664	2.15%	6.19%
2009	0.00%	65,225	16.546611	1,079,253	2.12%	29.86%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	0.00%	437,468	12.775201	5,588,742	2.28%	21.42%
2012	0.00%	465,460	10.521355	4,897,270	0.39%	17.24%
2011	0.00%	503,863	8.974574	4,521,956	1.89%	-16.11%
2010	0.00%	512,098	10.698362	5,478,610	2.30%	6.11%
2009	0.00%	556,645	10.082162	5,612,185	2.13%	29.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.00%	772,029	$14.522943	$11,212,119	0.75%	34.74%
2013	0.20%	1,774	14.359257	25,473	0.75%	34.47%
2013	0.25%	43,920	14.318656	628,875	0.75%	34.40%
2012	0.00%	864,055	10.778503	9,313,219	0.46%	16.35%
2012	0.10%	45,035	10.728340	483,151	0.46%	16.24%
2012	0.20%	5,198	10.678331	55,506	0.46%	16.12%
2012	0.25%	68,955	10.653460	734,609	0.46%	16.06%
2011	0.00%	993,419	9.263525	9,202,562	0.01%	-2.91%
2011	0.10%	47,450	9.229646	437,947	0.01%	-3.00%
2011	0.20%	35,052	9.195838	322,333	0.01%	-3.10%
2011	0.25%	139,543	9.179010	1,280,867	0.01%	-3.15%
2010	0.00%	1,140,603	9.540808	10,882,274	0.06%	15.51%
2010	0.10%	50,494	9.515403	480,471	0.06%	15.39%
2010	0.20%	17,386	9.490013	164,993	0.06%	15.28%
2010	0.25%	118,763	9.477375	1,125,561	0.06%	15.22%
2009	0.00%	285,919	8.259762	2,361,623	0.86%	29.78%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.00%	503,503	13.777622	6,937,074	1.34%	35.44%
2013	0.20%	876	15.685351	13,740	1.34%	35.17%
2013	0.25%	33,020	15.656577	516,980	1.34%	35.10%
2012	0.00%	578,776	10.172659	5,887,691	1.34%	17.81%
2012	0.10%	27,689	11.635430	322,173	1.34%	17.69%
2012	0.20%	3,822	11.604387	44,352	1.34%	17.57%
2012	0.25%	39,721	11.588884	460,322	1.34%	17.52%
2011	0.00%	652,862	8.634796	5,637,330	1.10%	-5.83%
2011	0.10%	29,021	9.886324	286,911	1.10%	-5.92%
2011	0.20%	4,675	9.869840	46,142	1.10%	-6.02%
2011	0.25%	48,213	9.861595	475,457	1.10%	-6.06%
2010	0.00%	694,617	9.169345	6,369,183	0.70%	13.05%
2010	0.10%	31,135	10.508835	327,193	0.70%	5.09%	4/30/2010
2010	0.20%	3,506	10.501786	36,819	0.70%	5.02%	4/30/2010
2010	0.25%	58,810	10.498264	617,403	0.70%	4.98%	4/30/2010
2009	0.00%	457,649	8.111157	3,712,063	1.39%	27.59%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.00%	2,366,861	15.479098	36,636,780	0.00%	38.94%
2013	0.20%	127	15.304647	1,944	0.00%	38.67%
2013	0.25%	305	15.261350	4,655	0.00%	38.60%
2012	0.00%	2,541,741	11.140525	28,316,329	0.00%	14.90%
2012	0.10%	6,819	11.088680	75,614	0.00%	14.79%
2012	0.20%	3,499	11.037007	38,618	0.00%	14.67%
2012	0.25%	1,906	11.011282	20,988	0.00%	14.62%
2011	0.00%	3,047,277	9.695515	29,544,910	0.00%	-4.23%
2011	0.10%	7,012	9.660066	67,736	0.00%	-4.32%
2011	0.20%	623	9.624698	5,996	0.00%	-4.42%
2011	0.25%	5,101	9.607082	49,006	0.00%	-4.47%
2010	0.00%	3,476,447	10.123676	35,194,423	0.00%	26.82%
2010	0.10%	7,478	10.096737	75,503	0.00%	26.69%
2010	0.25%	5,764	10.056395	57,965	0.00%	26.50%
2009	0.00%	3,889,090	7.982859	31,046,057	0.00%	27.12%
2009	0.10%	91,898	7.969566	732,387	0.00%	26.99%
2009	0.25%	2,074	7.949631	16,488	0.00%	26.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2013	0.20%	5,093	$16.258572	$82,805	1.92%	35.58%
2013	0.25%	3,285	16.212600	53,258	1.92%	35.51%
2012	0.00%	678	12.104426	8,207	1.34%	16.65%
2012	0.20%	350	11.991912	4,197	1.34%	16.42%
2012	0.25%	4,531	11.963973	54,209	1.34%	16.36%
2011	0.00%	1,079	10.376788	11,197	1.08%	-2.09%
2011	0.25%	5,310	10.282114	54,598	1.08%	-2.33%
2010	0.25%	6,739	10.527298	70,943	1.08%	19.37%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.00%	801,822	16.263836	13,040,702	1.19%	35.68%
2012	0.00%	861,247	11.987208	10,323,947	1.13%	16.35%
2011	0.00%	946,834	10.303092	9,755,318	0.79%	-2.32%
2010	0.00%	1,131,006	10.547920	11,929,761	1.33%	19.63%
2009	0.00%	1,303,777	8.817001	11,495,403	1.19%	30.47%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	0.00%	463,075	26.553796	12,296,399	0.00%	44.29%
2013	0.10%	34,874	26.167303	912,559	0.00%	44.14%
2013	0.20%	40,523	25.786245	1,044,936	0.00%	44.00%
2013	0.25%	39,942	25.597875	1,022,430	0.00%	43.93%
2012	0.00%	496,782	18.403264	9,142,410	0.00%	13.44%
2012	0.10%	49,739	18.153519	902,938	0.00%	13.32%
2012	0.20%	55,773	17.907035	998,729	0.00%	13.21%
2012	0.25%	77,450	17.785105	1,377,456	0.00%	13.15%
2011	0.00%	563,925	16.223239	9,148,690	0.00%	-0.65%
2011	0.10%	61,780	16.019131	989,662	0.00%	-0.75%
2011	0.20%	47,600	15.817461	752,911	0.00%	-0.85%
2011	0.25%	85,864	15.717643	1,349,580	0.00%	-0.90%
2010	0.00%	583,188	16.329069	9,522,917	0.00%	25.45%
2010	0.10%	46,291	16.139729	747,124	0.00%	25.32%
2010	0.20%	27,210	15.952454	434,066	0.00%	25.20%
2010	0.25%	175,315	15.859701	2,780,443	0.00%	25.13%
2009	0.00%	627,172	13.016693	8,163,705	0.00%	27.46%
2009	0.10%	70,402	12.878613	906,680	0.00%	27.33%
2009	0.20%	22,417	12.741894	285,635	0.00%	27.21%
2009	0.25%	183,789	12.674135	2,329,367	0.00%	27.14%
2009	0.40%	8	12.472919	100	0.00%	26.95%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.00%	702,734	$46.407602	$32,612,200	0.83%	40.40%
2013	0.10%	24,770	49.536300	1,227,014	0.83%	40.26%
2013	0.20%	86,171	35.278242	3,039,961	0.83%	40.12%
2013	0.25%	168,547	35.048209	5,907,270	0.83%	40.05%
2012	0.00%	772,200	33.054014	25,524,310	0.83%	20.44%
2012	0.10%	36,881	35.317708	1,302,552	0.83%	20.32%
2012	0.20%	73,102	25.177325	1,840,513	0.83%	20.20%
2012	0.25%	165,813	25.025649	4,149,578	0.83%	20.14%
2011	0.00%	880,940	27.443292	24,175,894	0.43%	-5.07%
2011	0.10%	56,153	29.352122	1,648,210	0.43%	-5.16%
2011	0.20%	90,826	20.945547	1,902,400	0.43%	-5.26%
2011	0.25%	192,080	20.829802	4,000,988	0.43%	-5.31%
2010	0.00%	994,468	28.908970	28,749,046	0.59%	26.60%
2010	0.10%	61,312	30.950627	1,897,645	0.59%	26.48%
2010	0.20%	102,771	22.108296	2,272,092	0.59%	26.35%
2010	0.25%	333,494	21.997105	7,335,903	0.59%	26.29%
2009	0.00%	1,113,781	22.834198	25,432,296	0.57%	26.22%
2009	0.10%	99,716	24.471259	2,440,176	0.57%	26.09%
2009	0.20%	125,186	17.497487	2,190,440	0.57%	25.96%
2009	0.25%	362,635	17.418185	6,316,444	0.57%	25.90%
2009	0.40%	4,138	19.342658	80,040	0.57%	25.71%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	0.00%	771,546	42.269428	32,612,808	0.13%	40.91%
2013	0.10%	24,324	42.453920	1,032,649	0.13%	40.76%
2013	0.20%	98,202	28.365149	2,785,514	0.13%	40.62%
2013	0.25%	655,038	28.180139	18,459,062	0.13%	40.55%
2012	0.00%	861,431	29.998380	25,841,534	0.15%	15.50%
2012	0.10%	39,733	30.159433	1,198,325	0.15%	15.39%
2012	0.20%	139,263	20.170847	2,809,053	0.15%	15.27%
2012	0.25%	739,156	20.049299	14,819,560	0.15%	15.21%
2011	0.00%	990,245	25.972077	25,718,719	0.53%	-5.56%
2011	0.10%	62,029	26.137692	1,621,295	0.53%	-5.65%
2011	0.20%	163,780	17.498608	2,865,922	0.53%	-5.75%
2011	0.25%	838,331	17.401887	14,588,541	0.53%	-5.79%
2010	0.00%	1,145,604	27.500722	31,504,937	0.27%	25.32%
2010	0.10%	82,358	27.703734	2,281,624	0.27%	25.19%
2010	0.20%	354,127	18.565556	6,574,565	0.27%	25.07%
2010	0.25%	1,292,376	18.472172	23,872,992	0.27%	25.01%
2009	0.00%	1,279,276	21.944622	28,073,228	0.27%	34.70%
2009	0.10%	181,456	22.128719	4,015,389	0.27%	34.57%
2009	0.20%	858,139	14.844285	12,738,460	0.27%	34.43%
2009	0.25%	1,510,254	14.777001	22,317,025	0.27%	34.37%
2009	0.40%	6,288	18.829123	118,398	0.27%	34.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.00%	459,866	$21.937138	$10,088,144	3.31%	-1.12%
2013	0.10%	23,955	21.111396	505,723	3.31%	-1.22%
2013	0.20%	19,485	20.074490	391,151	3.31%	-1.32%
2013	0.25%	35,590	19.943635	709,794	3.31%	-1.37%
2012	0.00%	502,846	22.186564	11,156,425	2.47%	12.25%
2012	0.10%	43,545	21.372809	930,679	2.47%	12.14%
2012	0.20%	22,681	20.343390	461,408	2.47%	12.02%
2012	0.25%	50,355	20.220894	1,018,223	2.47%	11.97%
2011	0.00%	570,373	19.765394	11,273,647	4.21%	5.55%
2011	0.10%	102,896	19.059523	1,961,149	4.21%	5.44%
2011	0.20%	19,541	18.159702	354,859	4.21%	5.34%
2011	0.25%	36,977	18.059416	667,783	4.21%	5.28%
2010	0.00%	628,182	18.726591	11,763,707	6.64%	10.59%
2010	0.10%	65,852	18.075827	1,190,329	6.64%	10.48%
2010	0.20%	18,613	17.239635	320,881	6.64%	10.37%
2010	0.25%	358,111	17.152974	6,142,669	6.64%	10.31%
2009	0.00%	620,658	16.933793	10,510,094	9.43%	24.38%
2009	0.10%	65,180	16.361665	1,066,453	9.43%	24.25%
2009	0.20%	18,311	15.620376	286,025	9.43%	24.13%
2009	0.25%	89,391	15.549631	1,389,997	9.43%	24.07%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2013	0.00%	948	11.625509	11,021	1.51%	0.33%
2013	0.10%	1,755,104	11.559851	20,288,741	1.51%	0.23%
2013	0.20%	17,901	11.494507	205,763	1.51%	0.13%
2013	0.25%	1,320,778	11.461984	15,138,736	1.51%	0.08%
2012	0.00%	850	11.587099	9,849	2.62%	3.83%
2012	0.10%	2,046,482	11.533202	23,602,490	2.62%	3.72%
2012	0.20%	15,166	11.479462	174,098	2.62%	3.62%
2012	0.25%	462,893	11.452722	5,301,385	2.62%	3.57%
2011	0.00%	746	11.160218	8,326	1.81%	1.45%
2011	0.20%	9,972	11.078737	110,477	1.81%	1.24%
2011	0.25%	479,653	11.058467	5,304,227	1.81%	1.19%
2010	0.00%	1,405	11.001081	15,457	1.63%	2.68%
2010	0.20%	7,406	10.942569	81,041	1.63%	2.48%
2010	0.25%	499,595	10.927993	5,459,571	1.63%	2.43%
2009	0.25%	52,762	10.669125	562,924	2.15%	7.12%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.00%	163,595	11.450912	1,873,312	0.98%	0.11%
2012	0.00%	201,309	11.438838	2,302,741	1.30%	3.52%
2011	0.00%	218,639	11.049485	2,415,848	1.50%	1.30%
2010	0.00%	365,359	10.907906	3,985,302	1.37%	2.42%
2009	0.00%	270,272	10.650192	2,878,449	2.32%	7.11%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.00%	5,982,076	22.538634	134,827,822	0.79%	36.70%
2012	0.00%	6,636,497	16.487341	109,418,189	0.70%	18.68%
2011	0.00%	7,462,793	13.891692	103,670,822	0.67%	-2.23%
2010	0.00%	8,648,974	14.209081	122,893,972	0.06%	8.80%
2009	0.00%	32,412	13.059893	423,297	0.24%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	0.00%	29,863	17.430436	520,525	1.87%	20.09%
2012	0.00%	35,997	14.513999	522,460	2.54%	19.56%
2011	0.00%	35,418	12.139096	429,943	3.30%	-12.43%
2010	0.00%	11,957	13.861453	165,741	2.33%	6.35%
2009	0.00%	8,463	13.034354	110,310	0.64%	30.34%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Invesco NVIT Comstock Value Fund - Class I (EIF)
2013	0.00%	506,620	$21.531960	$10,908,522	0.00%	35.64%
2013	0.10%	48,119	17.921285	862,354	0.00%	35.50%
2013	0.25%	196	17.497385	3,429	0.00%	35.30%
2012	0.00%	495,063	15.874436	7,858,846	1.18%	18.46%
2012	0.10%	39,021	13.225670	516,079	1.18%	18.35%
2012	0.25%	143	12.932205	1,849	1.18%	18.17%
2011	0.00%	610,041	13.400181	8,174,660	1.31%	-2.32%
2011	0.10%	61,552	11.175452	687,871	1.31%	-2.42%
2011	0.25%	156	10.943926	1,707	1.31%	-2.57%
2010	0.00%	667,292	13.719138	9,154,671	1.53%	15.77%
2010	0.10%	61,360	11.452871	702,748	1.53%	15.66%
2010	0.25%	157	11.232402	1,763	1.53%	15.48%
2009	0.00%	702,809	11.850163	8,328,401	1.12%	28.55%
2009	0.10%	56,839	9.902521	562,849	1.12%	28.42%
2009	0.25%	161	9.726461	1,566	1.12%	28.23%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.00%	2,029,128	12.221280	24,798,541	1.49%	3.05%
2013	0.20%	29,025	24.294127	705,137	1.49%	2.84%
2013	0.25%	216,320	24.237549	5,243,067	1.49%	2.79%
2012	0.00%	2,229,784	11.860098	26,445,457	1.03%	15.79%
2012	0.20%	23,596	23.623351	557,417	1.03%	15.55%
2012	0.25%	202,477	23.580128	4,774,434	1.03%	15.50%
2011	0.00%	2,496,219	10.243095	25,569,008	0.89%	6.50%
2011	0.20%	10,686	20.443475	218,459	0.89%	6.29%
2011	0.25%	208,462	20.416293	4,256,021	0.89%	6.23%
2010	0.00%	2,741,940	9.617905	26,371,718	1.94%	30.18%
2010	0.20%	99	19.234046	1,904	1.94%	29.92%
2010	0.25%	99,872	19.218051	1,919,345	1.94%	29.86%
2009	0.00%	3,102,055	7.388147	22,918,438	2.16%	30.84%
2009	0.25%	7,340	14.799525	108,629	2.16%	48.00%	5/1/2009
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2013	0.00%	140	11.440971	1,602	5.98%	14.41%	5/1/2013
NVIT Small Cap Index Fund Class II (NVSIX2)
2013	0.00%	5,103	12.679935	64,706	1.58%	26.80%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2013	0.00%	42,973	11.835951	508,626	2.83%	18.36%	5/1/2013
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2013	0.00%	320	10.658086	3,411	0.83%	6.58%	5/1/2013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2013	0.00%	162,202	$26.197145	$4,249,229	1.26%	34.96%
2013	0.10%	73,538	25.902147	1,904,792	1.26%	34.83%
2013	0.20%	21,338	25.610480	546,476	1.26%	34.69%
2013	0.25%	318,807	25.465870	8,118,698	1.26%	34.63%
2012	0.00%	162,645	19.410515	3,157,023	1.56%	17.52%
2012	0.10%	72,424	19.211121	1,391,346	1.56%	17.41%
2012	0.20%	5,771	19.013781	109,729	1.56%	17.29%
2012	0.25%	225,551	18.915871	4,266,494	1.56%	17.23%
2011	0.00%	170,800	16.516082	2,820,947	1.24%	6.32%
2011	0.10%	76,305	16.362810	1,248,564	1.24%	6.21%
2011	0.20%	3,854	16.210964	62,477	1.24%	6.10%
2011	0.25%	199,320	16.135567	3,216,141	1.24%	6.05%
2010	0.00%	200,244	15.534777	3,110,746	0.00%	13.09%
2010	0.10%	70,827	15.405969	1,091,159	0.00%	12.98%
2010	0.20%	8,723	15.278240	133,272	0.00%	12.87%
2010	0.25%	451,505	15.214771	6,869,545	0.00%	12.81%
2009	0.00%	220,764	13.736397	3,032,502	4.18%	20.82%
2009	0.10%	62,989	13.636111	858,925	4.18%	20.70%
2009	0.25%	501,456	13.487083	6,763,179	4.18%	20.52%
2009	0.40%	3,565	13.339666	47,556	4.18%	20.34%
VPS International Value Portfolio - Class A (ALVIVA)
2013	0.00%	517,203	9.005605	4,657,726	6.94%	23.00%
2013	0.20%	183,877	8.868473	1,630,708	6.94%	22.76%
2013	0.25%	605,126	8.834487	5,345,978	6.94%	22.70%
2012	0.00%	304,664	7.321422	2,230,574	1.40%	14.53%
2012	0.20%	168,677	7.224352	1,218,582	1.40%	14.30%
2012	0.25%	662,753	7.200265	4,771,997	1.40%	14.25%
2011	0.00%	267,669	6.392469	1,711,066	3.98%	-19.25%
2011	0.20%	344,180	6.320359	2,175,341	3.98%	-19.41%
2011	0.25%	1,118,669	6.302451	7,050,357	3.98%	-19.45%
2010	0.00%	200,883	7.916459	1,590,282	2.85%	4.59%
2010	0.20%	257,323	7.842837	2,018,142	2.85%	4.38%
2010	0.25%	1,687,168	7.824523	13,201,285	2.85%	4.33%
2009	0.00%	154,940	7.568873	1,172,721	1.32%	34.68%
2009	0.20%	1,046,990	7.513480	7,866,538	1.32%	34.41%
2009	0.25%	3,001,526	7.499685	22,510,500	1.32%	34.34%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2013	0.00%	261,670	35.921574	9,399,598	0.63%	38.06%
2013	0.20%	60,120	35.163273	2,114,016	0.63%	37.78%
2013	0.25%	91,538	34.976283	3,201,659	0.63%	37.71%
2012	0.00%	246,289	26.019263	6,408,258	0.56%	18.75%
2012	0.20%	69,059	25.520947	1,762,451	0.56%	18.51%
2012	0.25%	78,182	25.397917	1,985,660	0.56%	18.45%
2011	0.00%	255,634	21.911401	5,601,299	0.47%	-8.39%
2011	0.20%	105,642	21.534889	2,274,989	0.47%	-8.57%
2011	0.25%	120,161	21.441818	2,576,470	0.47%	-8.62%
2010	0.00%	276,981	23.918151	6,624,873	0.45%	26.91%
2010	0.20%	11,224	23.554154	264,372	0.45%	26.65%
2010	0.25%	194,464	23.464072	4,562,917	0.45%	26.59%
2009	0.00%	253,341	18.846934	4,774,701	1.10%	42.86%
2009	0.25%	158,842	18.535349	2,944,192	1.10%	42.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2013	0.00%	666,647	$25.075388	$16,716,432	2.22%	35.82%
2013	0.10%	58,965	19.022865	1,121,683	2.22%	35.68%
2013	0.20%	76,367	18.486622	1,411,768	2.22%	35.55%
2013	0.25%	98,961	18.366027	1,817,520	2.22%	35.48%
2012	0.00%	710,262	18.462191	13,112,993	2.10%	14.74%
2012	0.10%	74,411	14.019920	1,043,236	2.10%	14.63%
2012	0.20%	98,053	13.638317	1,337,278	2.10%	14.51%
2012	0.25%	101,923	13.556114	1,381,680	2.10%	14.46%
2011	0.00%	786,408	16.089880	12,653,210	1.56%	3.11%
2011	0.10%	93,936	12.230669	1,148,900	1.56%	3.01%
2011	0.20%	118,559	11.909699	1,412,002	1.56%	2.91%
2011	0.25%	99,798	11.843849	1,181,992	1.56%	2.86%
2010	0.00%	850,874	15.604299	13,277,292	1.54%	14.15%
2010	0.10%	88,094	11.873399	1,045,975	1.54%	14.03%
2010	0.20%	139,375	11.573339	1,613,034	1.54%	13.92%
2010	0.25%	93,837	11.515093	1,080,542	1.54%	13.86%
2009	0.00%	943,045	13.670467	12,891,866	4.69%	18.10%
2009	0.10%	88,247	10.412325	918,856	4.69%	17.98%
2009	0.20%	87,958	10.159333	893,595	4.69%	17.86%
2009	0.25%	96,315	10.113262	974,059	4.69%	17.80%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.00%	880,216	15.452863	13,601,857	1.80%	-8.48%
2012	0.00%	2,163,527	16.884507	36,530,087	2.45%	7.39%
2011	0.00%	2,138,750	15.723236	33,628,071	4.02%	11.74%
2010	0.00%	2,220,925	14.070730	31,250,036	1.67%	5.12%
2009	0.00%	2,112,440	13.385524	28,276,116	1.87%	10.21%
VP International Fund - Class I (ACVI)
2013	0.00%	478	23.844377	11,398	1.66%	22.41%
2013	0.10%	47,393	19.302687	914,812	1.66%	22.29%
2013	0.20%	80,839	15.072019	1,218,407	1.66%	22.17%
2013	0.25%	114,132	14.973813	1,708,991	1.66%	22.10%
2012	0.00%	478	19.479115	9,311	0.95%	21.16%
2012	0.10%	62,568	15.784654	987,614	0.95%	21.04%
2012	0.20%	81,406	12.337365	1,004,336	0.95%	20.92%
2012	0.25%	124,136	12.263107	1,522,293	0.95%	20.86%
2011	0.00%	478	16.077026	7,685	2.03%	-12.04%
2011	0.10%	86,616	13.040872	1,129,548	2.03%	-12.13%
2011	0.20%	82,449	10.203033	841,230	2.03%	-12.22%
2011	0.25%	210,964	10.146695	2,140,587	2.03%	-12.26%
2010	0.00%	478	18.277925	8,737	2.46%	13.29%
2010	0.10%	83,179	14.840952	1,234,456	2.46%	13.18%
2010	0.20%	82,185	11.623003	955,237	2.46%	13.07%
2010	0.25%	657,819	11.564596	7,607,411	2.46%	13.01%
2009	0.00%	478	16.133486	7,712	2.11%	33.76%
2009	0.10%	162,692	13.112836	2,133,354	2.11%	33.63%
2009	0.20%	529,597	10.279855	5,444,180	2.11%	33.50%
2009	0.25%	885,670	10.233305	9,063,331	2.11%	33.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2013	0.00%	340,654	$23.448028	$7,987,665	1.23%	30.11%
2013	0.20%	49,119	23.045206	1,131,957	1.23%	29.85%
2013	0.25%	92,345	22.945511	2,118,903	1.23%	29.79%
2012	0.00%	268,264	18.021035	4,834,395	2.06%	16.33%
2012	0.20%	40,982	17.746877	727,303	2.06%	16.09%
2012	0.25%	88,101	17.678937	1,557,532	2.06%	16.04%
2011	0.00%	243,163	15.491583	3,766,980	1.38%	-0.69%
2011	0.20%	4,491	15.286517	68,652	1.38%	-0.89%
2011	0.25%	90,003	15.235631	1,371,252	1.38%	-0.94%
2010	0.00%	207,868	15.599747	3,242,688	2.38%	19.25%
2010	0.20%	267	15.424007	4,118	2.38%	19.02%
2010	0.25%	75,893	15.380339	1,167,260	2.38%	18.96%
2009	0.00%	194,218	13.081223	2,540,609	3.88%	29.94%
2009	0.25%	19,707	12.929491	254,801	3.88%	29.62%
VP Ultra(R) Fund - Class I (ACVU1)
2013	0.10%	49,193	18.936563	931,546	0.52%	36.94%
2013	0.25%	25,479	18.608010	474,113	0.52%	36.73%
2012	0.10%	58,200	13.828695	804,830	0.00%	13.81%
2012	0.20%	1,879	13.681924	25,708	0.00%	13.70%
2012	0.25%	27,639	13.609145	376,143	0.00%	13.64%
2011	0.10%	96,658	12.150697	1,174,462	0.00%	0.97%
2011	0.20%	1,235	12.033779	14,862	0.00%	0.86%
2011	0.25%	21,670	11.975768	259,515	0.00%	0.81%
2010	0.10%	65,269	12.034525	785,481	0.53%	15.97%
2010	0.20%	720	11.930621	8,590	0.53%	15.85%
2010	0.25%	20,009	11.879037	237,688	0.53%	15.79%
2009	0.10%	62,621	10.377444	649,846	0.42%	34.34%
2009	0.25%	16,812	10.258719	172,470	0.42%	34.14%
VP Value Fund - Class I (ACVV)
2013	0.00%	88,716	32.019810	2,840,669	1.65%	31.73%
2013	0.10%	93,423	31.253476	2,919,793	1.65%	31.59%
2013	0.20%	52,498	26.856208	1,409,897	1.65%	31.46%
2013	0.25%	488,846	26.681063	13,042,931	1.65%	31.40%
2012	0.00%	76,100	24.307940	1,849,834	1.93%	14.58%
2012	0.10%	104,420	23.749898	2,479,964	1.93%	14.46%
2012	0.20%	39,924	20.428748	815,597	1.93%	14.35%
2012	0.25%	420,143	20.305662	8,531,282	1.93%	14.29%
2011	0.00%	58,917	21.215636	1,249,962	1.94%	1.01%
2011	0.10%	134,565	20.749366	2,792,138	1.94%	0.91%
2011	0.20%	152,212	17.865705	2,719,375	1.94%	0.81%
2011	0.25%	446,252	17.766964	7,928,543	1.94%	0.76%
2010	0.00%	36,231	21.002542	760,943	1.87%	13.42%
2010	0.10%	128,712	20.561475	2,646,509	1.87%	13.31%
2010	0.20%	123,078	17.721598	2,181,139	1.87%	13.20%
2010	0.25%	720,784	17.632449	12,709,187	1.87%	13.14%
2009	0.00%	1,823,545	18.517102	33,766,769	4.43%	19.86%
2009	0.10%	181,074	18.146348	3,285,832	4.43%	19.74%
2009	0.20%	109,685	15.655677	1,717,193	4.43%	19.62%
2009	0.25%	900,703	15.584697	14,037,183	4.43%	19.56%
2009	0.40%	1,441	15.848647	22,838	4.43%	19.39%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2013	0.00%	9,168	$18.872253	$173,021	0.00%	30.17%
2013	0.10%	17,900	18.709418	334,899	0.00%	30.04%
2013	0.20%	34,709	18.547977	643,782	0.00%	29.91%
2013	0.25%	28,802	18.467741	531,908	0.00%	29.85%
2012	0.00%	4,093	14.497885	59,340	0.00%	15.61%
2012	0.10%	51,805	14.387170	745,327	0.00%	15.50%
2012	0.20%	34,171	14.277287	487,869	0.00%	15.38%
2012	0.25%	34,599	14.222632	492,089	0.00%	15.33%
2011	0.00%	6,581	12.539840	82,525	0.00%	-7.89%
2011	0.10%	57,688	12.456554	718,594	0.00%	-7.99%
2011	0.20%	9,490	12.373806	117,427	0.00%	-8.08%
2011	0.25%	68,644	12.332624	846,561	0.00%	-8.12%
2010	0.00%	4,745	13.614679	64,602	0.00%	23.88%
2010	0.10%	58,821	13.537768	796,305	0.00%	23.76%
2010	0.20%	8,529	13.461279	114,811	0.00%	23.63%
2010	0.25%	65,819	13.423172	883,500	0.00%	23.57%
2009	0.00%	10,424	10.990064	114,560	0.00%	22.47%
2009	0.10%	55,152	10.938887	603,301	0.00%	22.35%
2009	0.25%	112,703	10.862560	1,224,243	0.00%	22.16%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2013	0.10%	35,855	29.565253	1,060,062	1.18%	34.86%
2013	0.25%	20,083	29.067260	583,758	1.18%	34.66%
2012	0.10%	38,571	21.923330	845,605	0.48%	19.55%
2012	0.25%	17,878	21.586376	385,921	0.48%	19.38%
2011	0.10%	43,424	18.337473	796,286	0.73%	0.29%
2011	0.25%	18,036	18.082797	326,141	0.73%	0.14%
2010	0.10%	47,760	18.283588	873,224	0.78%	26.97%
2010	0.25%	44,864	18.056676	810,095	0.78%	26.78%
2009	0.10%	32,827	14.400019	472,709	1.40%	35.37%
2009	0.25%	28,797	14.242624	410,145	1.40%	35.17%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.00%	651,809	27.964008	18,227,192	0.95%	40.71%
2013	0.10%	89,213	27.639636	2,465,815	0.95%	40.57%
2013	0.20%	878,154	27.319009	23,990,297	0.95%	40.43%
2013	0.25%	1,345,720	27.160116	36,549,911	0.95%	40.36%
2012	0.00%	615,579	19.873008	12,233,406	0.44%	15.74%
2012	0.10%	101,734	19.662128	2,000,307	0.44%	15.63%
2012	0.20%	628,591	19.453459	12,228,269	0.44%	15.51%
2012	0.25%	1,097,714	19.349975	21,240,738	0.44%	15.45%
2011	0.00%	616,559	17.170194	10,586,438	0.58%	0.56%
2011	0.10%	129,294	17.005028	2,198,648	0.58%	0.46%
2011	0.20%	491,347	16.841422	8,274,982	0.58%	0.36%
2011	0.25%	1,140,414	16.760220	19,113,590	0.58%	0.31%
2010	0.00%	595,639	17.074091	10,169,994	0.58%	25.83%
2010	0.10%	136,498	16.926721	2,310,464	0.58%	25.70%
2010	0.20%	484,419	16.780615	8,128,849	0.58%	25.58%
2010	0.25%	890,399	16.708035	14,876,818	0.58%	25.51%
2009	0.00%	622,763	13.569574	8,450,629	2.54%	25.03%
2009	0.10%	232,174	13.465899	3,126,432	2.54%	24.90%
2009	0.20%	230,031	13.363002	3,073,905	2.54%	24.78%
2009	0.25%	1,021,175	13.311853	13,593,731	2.54%	24.71%
2009	0.40%	902	13.159552	11,870	2.54%	24.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.00%	739,540	$26.207830	$19,381,739	1.96%	21.10%
2013	0.10%	72,101	19.100698	1,377,179	1.96%	20.98%
2013	0.20%	68,038	17.705908	1,204,675	1.96%	20.86%
2013	0.25%	780,497	17.590458	13,729,300	1.96%	20.80%
2012	0.00%	906,682	21.640941	19,621,452	3.70%	10.43%
2012	0.10%	116,955	15.788040	1,846,490	3.70%	10.32%
2012	0.20%	168,235	14.649790	2,464,607	3.70%	10.21%
2012	0.25%	768,680	14.561536	11,193,161	3.70%	10.15%
2011	0.00%	858,429	19.596966	16,822,604	1.65%	9.01%
2011	0.10%	119,200	14.311206	1,705,896	1.65%	8.90%
2011	0.20%	125,298	13.292747	1,665,555	1.65%	8.79%
2011	0.25%	655,712	13.219278	8,668,039	1.65%	8.74%
2010	0.00%	843,704	17.976967	15,167,239	2.23%	15.32%
2010	0.10%	103,883	13.141262	1,365,154	2.23%	15.20%
2010	0.20%	119,634	12.218237	1,461,717	2.23%	15.09%
2010	0.25%	597,689	12.156773	7,265,969	2.23%	15.03%
2009	0.00%	954,621	15.589221	14,881,798	2.64%	22.56%
2009	0.10%	86,738	11.407200	989,438	2.64%	22.44%
2009	0.20%	111,948	10.616570	1,188,504	2.64%	22.31%
2009	0.25%	626,873	10.568440	6,625,070	2.64%	22.25%
2009	0.40%	8,289	12.631233	104,700	2.64%	22.07%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2013	0.00%	61,048	22.325546	1,362,930	0.00%	48.55%
2012	0.00%	61,690	15.029274	927,156	0.00%	20.56%
2011	0.00%	57,519	12.465849	717,023	0.43%	-13.85%
2010	0.00%	72,500	14.469098	1,049,010	0.70%	31.15%
2009	0.00%	58,513	11.032594	645,550	1.70%	26.04%
International Value Portfolio - Initial Shares (DVIV)
2013	0.00%	21,448	21.380338	458,565	2.00%	22.99%
2013	0.10%	35,583	21.139524	752,208	2.00%	22.87%
2013	0.20%	106,577	20.901474	2,227,616	2.00%	22.75%
2013	0.25%	382,627	20.783391	7,952,287	2.00%	22.69%
2012	0.00%	20,685	17.383341	359,574	3.81%	12.67%
2012	0.10%	38,821	17.204731	667,905	3.81%	12.55%
2012	0.20%	101,836	17.028001	1,734,064	3.81%	12.44%
2012	0.25%	389,888	16.940266	6,604,806	3.81%	12.38%
2011	0.00%	13,744	15.429086	212,057	2.15%	-18.48%
2011	0.10%	50,393	15.285871	770,301	2.15%	-18.56%
2011	0.20%	403,332	15.144010	6,108,064	2.15%	-18.64%
2011	0.25%	484,217	15.073543	7,298,866	2.15%	-18.68%
2010	0.00%	10,726	18.926715	203,008	1.87%	4.45%
2010	0.10%	56,264	18.769778	1,056,063	1.87%	4.35%
2010	0.20%	425,859	18.614188	7,927,019	1.87%	4.25%
2010	0.25%	760,614	18.536839	14,099,379	1.87%	4.19%
2009	0.00%	6,852	18.119573	124,155	4.09%	30.97%
2009	0.10%	99,191	17.987291	1,784,177	4.09%	30.84%
2009	0.20%	412,421	17.856007	7,364,192	4.09%	30.71%
2009	0.25%	801,300	17.790702	14,255,690	4.09%	30.65%
2009	0.40%	8,696	17.596305	153,017	4.09%	30.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
2013	0.00%	79,541	$14.311958	$1,138,387	0.53%	34.70%
2013	0.20%	20,031	14.133817	283,114	0.53%	34.43%
2013	0.25%	24,523	14.089630	345,520	0.53%	34.36%
2012	0.00%	11,694	10.625374	124,253	1.21%	13.38%
2012	0.20%	14,154	10.514104	148,817	1.21%	13.15%
2012	0.25%	32,089	10.486475	336,500	1.21%	13.10%
2011	0.00%	9,646	9.371332	90,396	0.59%	-6.33%
2011	0.20%	117,245	9.291802	1,089,417	0.59%	-6.52%
2011	0.25%	68,729	9.272036	637,258	0.59%	-6.57%
2010	0.00%	14,853	10.004800	148,601	0.91%	22.66%
2010	0.20%	105,748	9.939712	1,051,105	0.91%	22.42%
2010	0.25%	66,739	9.923523	662,286	0.91%	22.36%
2009	0.00%	3,735	8.156371	30,464	1.81%	29.28%
2009	0.20%	126,894	8.119519	1,030,318	1.81%	29.02%
2009	0.25%	57,608	8.110345	467,221	1.81%	28.96%
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
2013	0.20%	2,803	13.142143	36,837	1.66%	30.28%
2013	0.25%	8,446	13.124631	110,851	1.66%	30.21%
2012	0.20%	1,318	10.087692	13,296	1.67%	9.22%
2012	0.25%	11,902	10.079282	119,964	1.67%	9.16%
2011	0.20%	2,801	9.236333	25,871	0.00%	-7.64%	5/2/2011
2011	0.25%	15,749	9.233267	145,415	0.00%	-7.67%	5/2/2011
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2013	0.00%	43,232	18.551848	802,033	0.96%	16.45%
2012	0.00%	43,680	15.930913	695,862	0.63%	10.17%
2011	0.00%	80,819	14.459762	1,168,624	0.58%	-5.29%
2010	0.00%	55,080	15.267952	840,959	0.87%	13.07%
2009	0.00%	46,524	13.502613	628,196	1.05%	13.48%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.00%	786,537	21.312631	16,763,173	4.25%	1.03%
2013	0.10%	36,888	21.002441	774,738	4.25%	0.93%
2013	0.20%	15,168	20.696773	313,929	4.25%	0.83%
2013	0.25%	511,091	20.545590	10,500,666	4.25%	0.78%
2012	0.00%	838,044	21.094313	17,677,962	4.22%	9.72%
2012	0.10%	43,716	20.808093	909,647	4.22%	9.61%
2012	0.20%	15,627	20.525765	320,756	4.22%	9.50%
2012	0.25%	558,099	20.386022	11,377,418	4.22%	9.45%
2011	0.00%	922,533	19.225225	17,735,904	5.17%	2.27%
2011	0.10%	53,578	18.983394	1,017,092	5.17%	2.17%
2011	0.20%	8,024	18.744605	150,407	5.17%	2.07%
2011	0.25%	765,984	18.626322	14,267,465	5.17%	2.02%
2010	0.00%	1,065,571	18.798086	20,030,695	4.78%	8.50%
2010	0.10%	73,085	18.580145	1,357,930	4.78%	8.40%
2010	0.20%	2,408	18.364732	44,222	4.78%	8.29%
2010	0.25%	852,101	18.257953	15,557,620	4.78%	8.23%
2009	0.00%	1,207,203	17.324766	20,914,509	6.41%	20.43%
2009	0.10%	43,709	17.141028	749,217	6.41%	20.31%
2009	0.25%	828,781	16.869071	13,980,766	6.41%	20.13%
2009	0.40%	3,689	16.601438	61,243	6.41%	19.95%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Contrafund(R) Portfolio - Service Class (FCS)
2013	0.00%	44,502	$36.685914	$1,632,597	0.97%	31.14%
2013	0.10%	227,298	26.262819	5,969,486	0.97%	31.01%
2013	0.20%	694,696	24.548020	17,053,411	0.97%	30.88%
2013	0.25%	1,740,999	24.388004	42,459,491	0.97%	30.82%
2012	0.00%	39,228	27.973584	1,097,348	1.22%	16.31%
2012	0.10%	350,542	20.045837	7,026,908	1.22%	16.19%
2012	0.20%	750,624	18.755703	14,078,481	1.22%	16.08%
2012	0.25%	1,859,639	18.642752	34,668,789	1.22%	16.02%
2011	0.00%	12,792	24.051295	307,664	0.87%	-2.64%
2011	0.10%	472,515	17.252407	8,152,021	0.87%	-2.73%
2011	0.20%	843,296	16.158243	13,626,182	0.87%	-2.83%
2011	0.25%	2,116,454	16.068977	34,009,251	0.87%	-2.88%
2010	0.00%	21,505	24.702642	531,230	0.54%	17.11%
2010	0.10%	508,353	17.737330	9,016,825	0.54%	16.99%
2010	0.20%	788,579	16.629006	13,113,285	0.54%	16.87%
2010	0.25%	2,728,984	16.545389	45,152,102	0.54%	16.82%
2009	0.00%	3,669,623	21.093947	77,406,833	1.29%	35.66%
2009	0.10%	488,468	15.161297	7,405,808	1.29%	35.53%
2009	0.20%	1,321,851	14.228141	18,807,482	1.29%	35.39%
2009	0.25%	3,013,281	14.163669	42,679,115	1.29%	35.33%
2009	0.40%	14,958	17.614183	263,473	1.29%	35.12%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2013	0.00%	422,224	22.684649	9,578,003	0.68%	24.15%
2012	0.00%	500,432	18.272664	9,144,226	0.74%	4.73%
2011	0.00%	594,575	17.446617	10,373,322	0.83%	-5.20%
2010	0.00%	542,677	18.403422	9,987,114	0.35%	19.16%
2009	0.00%	630,089	15.444750	9,731,567	0.22%	47.57%
VIP Equity-Income Portfolio - Service Class (FEIS)
2013	0.00%	1,946,734	24.506129	47,706,915	2.39%	28.01%
2013	0.10%	130,184	21.183368	2,757,736	2.39%	27.88%
2013	0.20%	217,046	19.390917	4,208,721	2.39%	27.76%
2013	0.25%	759,380	19.264514	14,629,087	2.39%	27.69%
2012	0.00%	2,108,689	19.143712	40,368,135	2.97%	17.19%
2012	0.10%	164,157	16.564582	2,719,192	2.97%	17.07%
2012	0.20%	259,357	15.178109	3,936,549	2.97%	16.95%
2012	0.25%	808,889	15.086704	12,203,469	2.97%	16.89%
2011	0.00%	2,387,273	16.335975	38,998,432	2.29%	0.86%
2011	0.10%	201,437	14.149286	2,850,190	2.29%	0.76%
2011	0.20%	265,212	12.977974	3,441,914	2.29%	0.66%
2011	0.25%	729,727	12.906284	9,418,064	2.29%	0.61%
2010	0.00%	2,608,980	16.196839	42,257,229	1.70%	15.09%
2010	0.10%	221,619	14.042784	3,112,148	1.70%	14.97%
2010	0.20%	512,456	12.893153	6,607,174	1.70%	14.86%
2010	0.25%	1,075,614	12.828331	13,798,332	1.70%	14.80%
2009	0.00%	2,900,543	14.073509	40,820,818	2.16%	30.03%
2009	0.10%	249,158	12.214029	3,043,223	2.16%	29.90%
2009	0.20%	420,614	11.225322	4,721,528	2.16%	29.77%
2009	0.25%	1,304,182	11.174471	14,573,544	2.16%	29.71%
2009	0.40%	8,222	11.961703	98,349	2.16%	29.51%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2013	0.00%	127,302	$17.068509	$2,172,855	1.61%	13.39%
2013	0.20%	17,126	16.775321	287,294	1.61%	13.17%
2013	0.25%	2,425	16.702809	40,504	1.61%	13.11%
2012	0.00%	131,678	15.052634	1,982,101	1.75%	11.69%
2012	0.20%	15,546	14.823672	230,449	1.75%	11.46%
2012	0.25%	2,211	14.766979	32,650	1.75%	11.41%
2011	0.00%	147,851	13.477731	1,992,696	2.20%	-0.28%
2011	0.20%	27,132	13.299351	360,838	2.20%	-0.48%
2011	0.25%	3,966	13.255123	52,570	2.20%	-0.53%
2010	0.00%	136,140	13.516167	1,840,091	2.19%	12.74%
2010	0.20%	4,973	13.363919	66,459	2.19%	12.51%
2010	0.25%	714	13.326120	9,515	2.19%	12.46%
2009	0.00%	151,807	11.989176	1,820,041	3.90%	24.15%
2009	0.20%	5,103	11.877840	60,613	3.90%	23.90%
2009	0.25%	713	11.850165	8,449	3.90%	23.84%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2013	0.00%	422,314	17.636606	7,448,186	2.00%	15.95%
2013	0.20%	183,456	17.333636	3,179,960	2.00%	15.72%
2013	0.25%	479,412	17.258677	8,274,017	2.00%	15.67%
2012	0.00%	426,569	15.209948	6,488,092	2.06%	13.19%
2012	0.20%	161,122	14.978574	2,413,378	2.06%	12.96%
2012	0.25%	270,796	14.921259	4,040,617	2.06%	12.90%
2011	0.00%	419,318	13.437783	5,634,704	2.27%	-1.12%
2011	0.20%	107,464	13.259920	1,424,964	2.27%	-1.32%
2011	0.25%	254,766	13.215803	3,366,937	2.27%	-1.37%
2010	0.00%	329,369	13.590648	4,476,338	2.28%	14.52%
2010	0.20%	17,386	13.437543	233,625	2.28%	14.29%
2010	0.25%	215,574	13.399524	2,888,589	2.28%	14.23%
2009	0.00%	331,447	11.867504	3,933,449	3.37%	28.78%
2009	0.20%	3,437	11.757279	40,410	3.37%	28.52%
2009	0.25%	172,400	11.729876	2,022,231	3.37%	28.45%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2013	0.00%	250,440	18.372029	4,601,091	1.87%	21.50%
2013	0.20%	88,333	18.056318	1,594,969	1.87%	21.25%
2013	0.25%	104,480	17.978225	1,878,365	1.87%	21.19%
2012	0.00%	240,346	15.121452	3,634,381	1.99%	15.48%
2012	0.20%	71,930	14.891344	1,071,134	1.99%	15.25%
2012	0.25%	64,495	14.834352	956,742	1.99%	15.19%
2011	0.00%	257,152	13.094199	3,367,199	2.22%	-2.70%
2011	0.20%	89,919	12.920810	1,161,826	2.22%	-2.89%
2011	0.25%	157,867	12.877813	2,032,982	2.22%	-2.94%
2010	0.00%	236,147	13.457007	3,177,832	2.16%	16.00%
2010	0.20%	8,368	13.305353	111,339	2.16%	15.77%
2010	0.25%	52,993	13.267698	703,095	2.16%	15.71%
2009	0.00%	223,653	11.600974	2,594,593	2.39%	31.40%
2009	0.20%	5,273	11.493181	60,604	2.39%	31.14%
2009	0.25%	34,265	11.466383	392,896	2.39%	31.08%
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
2013	0.20%	132,461	11.436099	1,514,837	1.48%	5.17%
2013	0.25%	18,704	11.418503	213,572	1.48%	5.12%
2012	0.20%	133,054	10.874034	1,446,834	1.44%	6.21%
2012	0.25%	18,872	10.862729	205,001	1.44%	6.15%
2011	0.20%	157,557	10.238465	1,613,142	1.77%	1.36%
2011	0.25%	22,966	10.232950	235,010	1.77%	1.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth & Income Portfolio - Service Class (FGIS)
2010	0.20%	7,884	$8.550246	$67,410	0.70%	14.43%
2010	0.25%	1,131	8.537429	9,656	0.70%	14.38%
2009	0.20%	8,111	7.471827	60,604	0.11%	26.91%
2009	0.25%	1,133	7.464354	8,457	0.11%	26.84%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2013	0.00%	5,557	19.138600	106,353	0.22%	37.78%
2013	0.10%	100,233	15.348474	1,538,424	0.22%	37.64%
2013	0.25%	38,141	17.378745	662,843	0.22%	37.43%
2012	0.00%	5,557	13.890993	77,192	0.29%	19.46%
2012	0.10%	101,294	11.151220	1,129,552	0.29%	19.34%
2012	0.25%	38,843	12.645225	491,178	0.29%	19.16%
2011	0.00%	2	11.627899	23	0.06%	2.18%
2011	0.10%	167,357	9.343842	1,563,757	0.06%	2.08%
2011	0.25%	40,559	10.611629	430,397	0.06%	1.93%
2010	0.00%	2	11.379822	23	0.02%	23.65%
2010	0.10%	120,418	9.153616	1,102,260	0.02%	23.53%
2010	0.25%	41,639	10.411166	433,511	0.02%	23.34%
2009	0.00%	756,757	9.203011	6,964,443	0.38%	45.72%
2009	0.10%	70,834	7.410032	524,882	0.38%	45.57%
2009	0.25%	44,684	8.440703	377,164	0.38%	45.36%
VIP Growth Portfolio - Service Class (FGS)
2013	0.00%	2,161,691	25.128956	54,321,038	0.19%	36.20%
2013	0.10%	147,168	16.253466	2,391,990	0.19%	36.07%
2013	0.20%	448,937	14.418752	6,473,111	0.19%	35.93%
2013	0.25%	1,165,701	14.324638	16,698,245	0.19%	35.86%
2012	0.00%	2,363,334	18.449661	43,602,711	0.49%	14.54%
2012	0.10%	187,801	11.945210	2,243,322	0.49%	14.43%
2012	0.20%	365,060	10.607405	3,872,339	0.49%	14.32%
2012	0.25%	1,242,450	10.543440	13,099,697	0.49%	14.26%
2011	0.00%	2,614,645	16.106923	42,113,886	0.25%	0.14%
2011	0.10%	259,344	10.438857	2,707,255	0.25%	0.04%
2011	0.20%	332,626	9.279050	3,086,453	0.25%	-0.06%
2011	0.25%	1,292,625	9.227724	11,927,987	0.25%	-0.11%
2010	0.00%	2,828,191	16.084224	45,489,258	0.17%	24.06%
2010	0.10%	195,448	10.434553	2,039,413	0.17%	23.93%
2010	0.20%	556,067	9.284476	5,162,791	0.17%	23.81%
2010	0.25%	1,894,082	9.237732	17,497,022	0.17%	23.75%
2009	0.00%	3,107,304	12.965334	40,287,234	0.32%	28.15%
2009	0.10%	292,689	8.419589	2,464,321	0.32%	28.02%
2009	0.20%	596,741	7.499084	4,475,011	0.32%	27.89%
2009	0.25%	2,310,471	7.465060	17,247,805	0.32%	27.83%
2009	0.40%	24,913	10.725399	267,202	0.32%	27.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class (FHIS)
2013	0.00%	277,170	$18.281495	$5,067,082	5.53%	5.87%
2013	0.10%	114,927	17.948800	2,062,802	5.53%	5.77%
2013	0.20%	113,321	22.754156	2,578,524	5.53%	5.66%
2013	0.25%	169,375	22.605727	3,828,845	5.53%	5.61%
2012	0.00%	317,308	17.267290	5,479,049	5.66%	14.20%
2012	0.10%	154,446	16.970006	2,620,950	5.66%	14.08%
2012	0.20%	117,282	21.534843	2,525,649	5.66%	13.97%
2012	0.25%	237,112	21.405070	5,075,399	5.66%	13.91%
2011	0.00%	369,835	15.120791	5,592,198	6.65%	3.93%
2011	0.10%	138,594	14.875369	2,061,637	6.65%	3.82%
2011	0.20%	104,993	18.895691	1,983,915	6.65%	3.72%
2011	0.25%	208,631	18.791235	3,920,434	6.65%	3.67%
2010	0.00%	456,051	14.549690	6,635,401	7.61%	13.79%
2010	0.10%	164,151	14.327814	2,351,925	7.61%	13.67%
2010	0.20%	143,953	18.218308	2,622,580	7.61%	13.56%
2010	0.25%	183,998	18.126634	3,335,264	7.61%	13.50%
2009	0.00%	522,350	12.786757	6,679,163	6.43%	43.77%
2009	0.10%	194,653	12.604336	2,453,472	6.43%	43.63%
2009	0.20%	122,251	16.042868	1,961,257	6.43%	43.49%
2009	0.25%	158,484	15.970114	2,531,008	6.43%	43.41%
VIP High Income Portfolio - Service Class R (FHISR)
2013	0.00%	272,620	15.248691	4,157,098	5.27%	5.92%
2012	0.00%	338,588	14.396142	4,874,361	5.95%	14.10%
2011	0.00%	301,013	12.617208	3,797,944	6.95%	3.99%
2010	0.00%	339,656	12.132539	4,120,890	7.97%	13.66%
2009	0.00%	350,965	10.674246	3,746,287	8.96%	43.93%
VIP Index 500 Portfolio - Initial Class (FIP)
2013	0.20%	1,997,333	14.384057	28,729,752	1.87%	31.98%
2013	0.25%	282,436	14.341001	4,050,415	1.87%	31.91%
2012	0.20%	2,260,976	10.898766	24,641,848	2.18%	15.68%
2012	0.25%	321,163	10.871578	3,491,549	2.18%	15.63%
2011	0.20%	2,038,925	9.421216	19,209,153	1.86%	1.84%
2011	0.25%	297,628	9.402424	2,798,425	1.86%	1.78%
2010	0.20%	2,378,076	9.251418	22,000,575	6.89%	14.79%
2010	0.25%	341,142	9.237578	3,151,326	6.89%	14.74%
2009	0.20%	498,840	8.059227	4,020,265	2.45%	26.35%
2009	0.25%	69,655	8.051179	560,805	2.45%	26.29%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.00%	699,476	$15.839600	$11,079,420	2.51%	-1.89%
2013	0.10%	51,496	15.671570	807,023	2.51%	-1.99%
2013	0.20%	294,722	15.505270	4,569,744	2.51%	-2.09%
2013	0.25%	1,320,728	15.422822	20,369,353	2.51%	-2.13%
2012	0.00%	803,619	16.144635	12,974,135	2.31%	5.77%
2012	0.10%	108,259	15.989351	1,730,991	2.31%	5.66%
2012	0.20%	196,470	15.835518	3,111,204	2.31%	5.56%
2012	0.25%	982,289	15.759183	15,480,072	2.31%	5.50%
2011	0.00%	966,381	15.264055	14,750,893	3.27%	7.21%
2011	0.10%	89,725	15.132404	1,357,755	3.27%	7.10%
2011	0.20%	79,267	15.001845	1,189,151	3.27%	6.99%
2011	0.25%	903,088	14.937020	13,489,444	3.27%	6.94%
2010	0.00%	1,042,979	14.237787	14,849,713	5.00%	7.68%
2010	0.10%	89,213	14.129064	1,260,496	5.00%	7.57%
2010	0.20%	34,875	14.021133	488,987	5.00%	7.46%
2010	0.25%	1,690,841	13.967499	23,616,820	5.00%	7.41%
2009	0.00%	1,066,040	13.222437	14,095,647	8.80%	15.67%
2009	0.10%	75,947	13.134577	997,532	8.80%	15.56%
2009	0.20%	12,441	13.047289	162,321	8.80%	15.44%
2009	0.25%	106,438	13.003875	1,384,106	8.80%	15.38%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.00%	780,720	41.045629	32,045,143	0.40%	36.06%
2013	0.10%	47,653	40.610146	1,935,195	0.40%	35.93%
2013	0.20%	90,859	40.179329	3,650,654	0.40%	35.79%
2013	0.25%	295,285	39.965614	11,801,246	0.40%	35.72%
2012	0.00%	839,496	30.166927	25,325,015	0.50%	14.75%
2012	0.10%	58,544	29.876704	1,749,102	0.50%	14.64%
2012	0.20%	195,159	29.589302	5,774,619	0.50%	14.52%
2012	0.25%	290,111	29.446618	8,542,788	0.50%	14.46%
2011	0.00%	954,537	26.289170	25,093,985	0.14%	-10.72%
2011	0.10%	92,366	26.062360	2,407,276	0.14%	-10.81%
2011	0.20%	179,922	25.837533	4,648,741	0.14%	-10.89%
2011	0.25%	424,274	25.725831	10,914,801	0.14%	-10.94%
2010	0.00%	1,034,040	29.444519	30,446,810	0.28%	28.70%
2010	0.10%	81,078	29.219667	2,369,072	0.28%	28.57%
2010	0.20%	124,610	28.996539	3,613,259	0.28%	28.45%
2010	0.25%	451,307	28.885604	13,036,275	0.28%	28.38%
2009	0.00%	1,033,209	22.878053	23,637,810	0.58%	40.01%
2009	0.10%	66,502	22.726025	1,511,326	0.58%	39.87%
2009	0.20%	52,799	22.575019	1,191,938	0.58%	39.73%
2009	0.25%	483,255	22.499878	10,873,179	0.58%	39.66%
2009	0.40%	161	22.275993	3,586	0.58%	39.46%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class (FOS)
2013	0.00%	276,825	$22.687278	$6,280,406	1.01%	30.38%
2013	0.10%	55,959	19.206513	1,074,777	1.01%	30.25%
2013	0.20%	21,884	17.078445	373,745	1.01%	30.12%
2013	0.25%	233,249	16.967020	3,957,540	1.01%	30.05%
2012	0.00%	311,831	17.401474	5,426,319	1.63%	20.54%
2012	0.10%	75,393	14.746394	1,111,775	1.63%	20.42%
2012	0.20%	130,929	13.125608	1,718,523	1.63%	20.30%
2012	0.25%	380,826	13.046486	4,968,441	1.63%	20.24%
2011	0.00%	358,292	14.436160	5,172,361	1.19%	-17.23%
2011	0.10%	120,357	12.245783	1,473,866	1.19%	-17.31%
2011	0.20%	134,279	10.910767	1,465,087	1.19%	-17.39%
2011	0.25%	681,992	10.850436	7,399,911	1.19%	-17.43%
2010	0.00%	444,043	17.440640	7,744,394	1.27%	12.99%
2010	0.10%	127,406	14.809197	1,886,781	1.27%	12.88%
2010	0.20%	120,641	13.207916	1,593,416	1.27%	12.77%
2010	0.25%	1,141,090	13.141451	14,995,578	1.27%	12.71%
2009	0.00%	520,924	15.435366	8,040,653	2.05%	26.44%
2009	0.10%	280,028	13.119571	3,673,847	2.05%	26.31%
2009	0.20%	97,757	11.712682	1,144,997	2.05%	26.19%
2009	0.25%	1,344,902	11.659560	15,680,966	2.05%	26.12%
2009	0.40%	2,145	12.468464	26,745	2.05%	25.93%
VIP Overseas Portfolio - Service Class R (FOSR)
2013	0.00%	711,787	18.029345	12,833,053	1.29%	30.30%
2012	0.00%	771,330	13.836689	10,672,653	1.81%	20.67%
2011	0.00%	865,432	11.466618	9,923,578	1.29%	-17.30%
2010	0.00%	901,030	13.865532	12,493,260	1.32%	13.01%
2009	0.00%	992,596	12.269434	12,178,591	2.07%	26.49%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.00%	151,791	24.961619	3,788,949	0.85%	30.44%
2013	0.10%	56,803	24.672018	1,401,445	0.85%	30.31%
2013	0.25%	280	24.243855	6,788	0.85%	30.12%
2012	0.00%	164,712	19.135795	3,151,895	0.49%	27.10%
2012	0.10%	49,718	18.932701	941,296	0.49%	26.97%
2012	0.25%	50	18.632032	932	0.49%	26.78%
2011	0.00%	190,137	15.055580	2,862,623	0.91%	-8.85%
2011	0.10%	64,340	14.910722	959,356	0.91%	-8.94%
2011	0.25%	829	14.695999	12,183	0.91%	-9.07%
2010	0.00%	183,598	16.516915	3,032,473	0.41%	26.45%
2010	0.10%	63,715	16.374356	1,043,292	0.41%	26.33%
2010	0.25%	839	16.162748	13,561	0.41%	26.14%
2009	0.00%	226,619	13.061648	2,960,018	0.51%	57.40%
2009	0.10%	54,167	12.961834	702,104	0.51%	57.24%
2009	0.25%	798	12.813506	10,225	0.51%	57.00%
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
2013	0.20%	2,142	12.192614	26,117	0.05%	9.38%
2013	0.25%	302	12.173858	3,677	0.05%	9.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2013	0.00%	29,469	$13.408840	$395,145	2.10%	14.24%
2013	0.20%	135,132	13.257768	1,791,549	2.10%	14.02%
2013	0.25%	396,134	13.220251	5,236,991	2.10%	13.96%
2012	0.00%	33,712	11.737104	395,681	2.15%	12.13%
2012	0.20%	109,872	11.628088	1,277,601	2.15%	11.91%
2012	0.25%	247,648	11.600978	2,872,959	2.15%	11.85%
2011	0.00%	10,672	10.467224	111,706	2.38%	-0.41%
2011	0.20%	55,142	10.390805	572,970	2.38%	-0.61%
2011	0.25%	318,600	10.371781	3,304,449	2.38%	-0.66%
2010	0.00%	7,055	10.510490	74,152	2.63%	13.00%
2010	0.20%	20,002	10.454598	209,113	2.63%	12.78%
2010	0.25%	177,928	10.440658	1,857,685	2.63%	12.72%
2009	0.00%	5,406	9.301002	50,281	4.01%	25.06%
2009	0.25%	121,907	9.262314	1,129,141	4.01%	24.75%
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2013	0.00%	24,732	13.726450	339,483	1.91%	19.89%
2013	0.20%	154,136	13.571790	2,091,901	1.91%	19.65%
2013	0.25%	407,075	13.533368	5,509,096	1.91%	19.59%
2012	0.00%	10,423	11.449402	119,337	2.04%	14.97%
2012	0.20%	133,774	11.343045	1,517,405	2.04%	14.74%
2012	0.25%	449,159	11.316590	5,082,948	2.04%	14.68%
2011	0.00%	9,293	9.958561	92,545	2.30%	-2.26%
2011	0.20%	68,449	9.885849	676,676	2.30%	-2.45%
2011	0.25%	390,645	9.867741	3,854,784	2.30%	-2.50%
2010	0.00%	2,126	10.188758	21,661	2.55%	15.70%
2010	0.20%	13,233	10.134563	134,111	2.55%	15.47%
2010	0.25%	107,781	10.121060	1,090,858	2.55%	15.41%
2009	0.00%	94	8.806233	828	4.01%	29.96%
2009	0.25%	71,285	8.769590	625,140	4.01%	29.63%
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
2013	0.00%	10,769	15.162791	163,288	1.68%	25.16%
2013	0.20%	116,880	15.052125	1,759,292	1.68%	24.91%
2013	0.25%	197,150	15.024583	2,962,097	1.68%	24.85%
2012	0.00%	5,672	12.114401	68,713	2.29%	16.88%
2012	0.20%	98,529	12.050049	1,187,279	2.29%	16.65%
2012	0.25%	154,501	12.034012	1,859,267	2.29%	16.59%
2011	0.00%	2,579	10.364685	26,731	2.32%	-4.24%
2011	0.20%	65,750	10.330313	679,218	2.32%	-4.43%
2011	0.25%	9,719	10.321735	100,317	2.32%	-4.48%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.00%	391,706	16.436367	6,438,224	6.32%	13.94%
2012	0.00%	397,235	14.425332	5,730,247	6.26%	12.65%
2011	0.00%	353,498	12.805162	4,526,599	5.79%	2.38%
2010	0.00%	339,445	12.507001	4,245,439	6.43%	12.67%
2009	0.00%	382,836	11.100337	4,249,609	8.31%	35.59%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2013	0.00%	706,879	26.225783	18,538,455	1.74%	30.05%
2012	0.00%	689,703	20.165763	13,908,387	1.82%	12.18%
2011	0.00%	702,870	17.976970	12,635,473	1.70%	6.29%
2010	0.00%	718,728	16.912694	12,155,627	1.78%	20.94%
2009	0.00%	724,097	13.984451	10,126,099	1.80%	17.67%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2013	0.00%	314,978	36.238435	11,414,310	1.50%	36.50%
2012	0.00%	363,138	26.547381	9,640,363	1.03%	18.75%
2011	0.00%	428,826	22.355324	9,586,544	0.90%	-3.53%
2010	0.00%	510,127	23.172621	11,820,980	0.94%	28.49%
2009	0.00%	526,295	18.034685	9,491,565	1.92%	29.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2013	0.00%	51,881	$22.359064	$1,160,011	1.33%	36.24%
2013	0.10%	53,932	22.166142	1,195,464	1.33%	36.10%
2013	0.20%	33,005	21.974864	725,280	1.33%	35.97%
2013	0.25%	326,738	21.879759	7,148,949	1.33%	35.90%
2012	0.00%	34,591	16.411795	567,700	0.80%	18.39%
2012	0.10%	51,113	16.286455	832,450	0.80%	18.27%
2012	0.20%	37,175	16.162056	600,824	0.80%	18.15%
2012	0.25%	281,916	16.100162	4,538,893	0.80%	18.09%
2011	0.00%	26,725	13.862767	370,482	0.69%	-3.76%
2011	0.10%	59,250	13.770689	815,913	0.69%	-3.86%
2011	0.20%	26,691	13.679206	365,112	0.69%	-3.95%
2011	0.25%	271,775	13.633645	3,705,284	0.69%	-4.00%
2010	0.00%	15,995	14.404363	230,398	0.72%	28.22%
2010	0.10%	54,144	14.322976	775,503	0.72%	28.09%
2010	0.20%	33,435	14.242025	476,182	0.72%	27.97%
2010	0.25%	326,463	14.201682	4,636,324	0.72%	27.90%
2009	0.00%	24,186	11.233980	271,705	1.61%	29.16%
2009	0.10%	45,532	11.181660	509,123	1.61%	29.03%
2009	0.20%	16,337	11.129584	181,824	1.61%	28.90%
2009	0.25%	329,020	11.103596	3,653,305	1.61%	28.83%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2013	0.25%	20,950	13.706304	287,147	2.67%	27.30%
2012	0.25%	13,771	10.767244	148,276	1.98%	13.07%
2011	0.25%	21,727	9.522271	206,890	2.22%	-3.20%
2010	0.20%	18,111	9.851892	178,428	1.26%	11.73%
2010	0.25%	2,598	9.837163	25,557	1.26%	11.68%
2009	0.20%	20,621	8.817252	181,821	1.18%	23.07%
2009	0.25%	2,879	8.808466	25,360	1.18%	23.01%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2013	0.00%	201,488	19.119582	3,852,366	2.07%	-0.97%
2012	0.00%	218,972	19.307248	4,227,747	1.42%	13.16%
2011	0.00%	262,679	17.062376	4,481,928	0.97%	-15.86%
2010	0.00%	278,260	20.278309	5,642,642	1.64%	17.51%
2009	0.00%	329,156	17.256364	5,680,036	3.87%	72.63%
Templeton Foreign Securities Fund - Class 1 (TIF)
2013	0.00%	53,511	28.677989	1,534,588	2.56%	23.27%
2012	0.00%	58,522	23.263845	1,361,447	3.25%	18.60%
2011	0.00%	65,960	19.616024	1,293,873	1.93%	-10.44%
2010	0.00%	73,458	21.903633	1,608,997	2.06%	8.67%
2009	0.00%	84,266	20.155256	1,698,403	3.77%	37.34%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2013	0.10%	48,250	26.131241	1,260,832	2.30%	22.85%
2013	0.20%	140,404	25.836981	3,627,615	2.30%	22.72%
2013	0.25%	454,085	25.691070	11,665,930	2.30%	22.66%
2012	0.10%	66,092	21.271368	1,405,867	3.00%	18.11%
2012	0.20%	123,690	21.052856	2,604,028	3.00%	18.00%
2012	0.25%	438,755	20.944427	9,189,472	3.00%	17.94%
2011	0.10%	85,706	18.009125	1,543,490	1.69%	-10.72%
2011	0.20%	145,538	17.842000	2,596,689	1.69%	-10.81%
2011	0.25%	405,037	17.759014	7,193,058	1.69%	-10.86%
2010	0.10%	76,012	20.172194	1,533,329	1.89%	8.30%
2010	0.20%	106,558	20.004971	2,131,690	1.89%	8.19%
2010	0.25%	402,163	19.921879	8,011,843	1.89%	8.14%
2009	0.10%	184,222	18.626590	3,431,428	3.25%	36.91%
2009	0.20%	36,928	18.490649	682,823	3.25%	36.77%
2009	0.25%	463,306	18.423035	8,535,503	3.25%	36.70%
2009	0.40%	10,145	18.221708	184,859	3.25%	36.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.00%	395,070	$18.236527	$7,204,705	2.46%	22.98%
2012	0.00%	366,253	14.829007	5,431,168	2.90%	18.30%
2011	0.00%	406,154	12.534749	5,091,038	1.77%	-10.68%
2010	0.00%	389,994	14.033220	5,472,872	1.62%	8.41%
2009	0.00%	428,311	12.945045	5,544,505	3.55%	37.20%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2013	0.00%	84,791	17.038710	1,444,729	4.74%	1.63%
2013	0.10%	1,771,983	16.932405	30,003,934	4.74%	1.53%
2013	0.20%	147,053	16.826761	2,474,426	4.74%	1.43%
2013	0.25%	507,776	16.774170	8,517,521	4.74%	1.38%
2012	0.00%	84,202	16.765591	1,411,696	5.98%	15.07%
2012	0.10%	1,793,425	16.677654	29,910,122	5.98%	14.95%
2012	0.20%	156,660	16.590177	2,599,017	5.98%	14.84%
2012	0.25%	328,747	16.546601	5,439,645	5.98%	14.78%
2011	0.00%	60,786	14.570417	885,677	5.70%	-0.87%
2011	0.10%	1,815,343	14.508523	26,337,946	5.70%	-0.97%
2011	0.20%	410,455	14.446899	5,929,802	5.70%	-1.07%
2011	0.25%	294,980	14.416178	4,252,484	5.70%	-1.12%
2010	0.00%	25,445	14.698405	374,001	0.61%	14.45%
2010	0.10%	1,839,432	14.650582	26,948,749	0.61%	14.33%
2010	0.20%	455,180	14.602909	6,646,952	0.61%	14.22%
2010	0.25%	315,316	14.579135	4,597,035	0.61%	14.16%
2009	0.00%	9,362	12.842917	120,235	16.61%	18.68%
2009	0.25%	189,274	12.770565	2,417,136	16.61%	18.39%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2013	0.00%	535,931	20.700503	11,094,041	4.83%	1.64%
2012	0.00%	606,188	20.367363	12,346,451	6.28%	15.06%
2011	0.00%	614,756	17.701343	10,882,007	5.34%	-0.83%
2010	0.00%	535,857	17.849519	9,564,790	1.48%	14.38%
2009	0.00%	410,243	15.605635	6,402,103	15.12%	18.69%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.00%	50,080	13.434293	672,789	11.86%	23.77%
2012	0.00%	35,375	10.854248	383,969	2.65%	15.33%
2011	0.00%	35,227	9.411247	331,530	0.02%	-1.54%
2010	0.00%	37,961	9.558606	362,854	2.37%	10.25%
2009	0.00%	34,220	8.669683	296,677	3.31%	30.25%
Mid Cap Value- Institutional Shares (GVMCE)
2013	0.10%	108,753	33.013548	3,590,322	0.90%	32.76%
2013	0.20%	449,693	32.641878	14,678,824	0.90%	32.63%
2013	0.25%	1,331,168	32.457572	43,206,481	0.90%	32.56%
2012	0.10%	112,359	24.867064	2,794,038	1.16%	18.35%
2012	0.20%	461,980	24.611687	11,370,107	1.16%	18.23%
2012	0.25%	1,269,357	24.484957	31,080,152	1.16%	18.17%
2011	0.10%	153,402	21.011696	3,223,236	0.73%	-6.47%
2011	0.20%	514,075	20.816771	10,701,382	0.73%	-6.56%
2011	0.25%	1,416,909	20.719959	29,358,296	0.73%	-6.61%
2010	0.10%	146,239	22.464900	3,285,245	0.65%	24.88%
2010	0.20%	491,175	22.278722	10,942,751	0.65%	24.75%
2010	0.25%	1,651,372	22.186180	36,637,636	0.65%	24.69%
2009	0.10%	117,092	17.989872	2,106,470	1.90%	33.02%
2009	0.20%	732,755	17.858604	13,085,981	1.90%	32.89%
2009	0.25%	1,759,781	17.793307	31,312,324	1.90%	32.82%
2009	0.40%	1,601	17.598827	28,176	1.90%	32.62%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2013	0.00%	488	$13.918867	$6,792	0.00%	32.20%
2013	0.20%	242	13.844854	3,350	0.00%	31.93%
2013	0.25%	44,082	13.826415	609,496	0.00%	31.87%
2012	0.00%	489	10.529016	5,149	0.00%	19.43%
2012	0.20%	1,279	10.493978	13,422	0.00%	19.19%
2012	0.25%	2,990	10.485241	31,351	0.00%	19.13%
2011	0.20%	125	8.804262	1,101	0.00%	-11.96%	5/2/2011
2011	0.25%	309	8.801350	2,720	0.00%	-11.99%	5/2/2011
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2013	0.00%	23,978	18.677023	447,838	0.04%	47.05%
2013	0.20%	18,438	18.444555	340,081	0.04%	46.76%
2013	0.25%	292,459	18.386845	5,377,398	0.04%	46.68%
2012	0.00%	10,013	12.701228	127,177	0.55%	19.43%
2012	0.20%	5,439	12.568213	68,359	0.55%	19.19%
2012	0.25%	153,537	12.535151	1,924,609	0.55%	19.13%
2011	0.00%	12,602	10.635081	134,023	0.00%	1.39%
2011	0.20%	1,445	10.544821	15,237	0.00%	1.18%
2011	0.25%	59,758	10.522359	628,795	0.00%	1.13%
2010	0.00%	3,623	10.489595	38,004	0.00%	25.18%
2010	0.20%	129	10.421361	1,344	0.00%	24.93%
2010	0.25%	17,295	10.404348	179,943	0.00%	24.87%
2009	0.00%	92	8.379457	771	0.00%	42.77%
2009	0.25%	32,585	8.332144	271,503	0.00%	42.42%
Baron Growth Opportunities Fund Service Class (BNCAI)
2013	0.00%	4,120	35.893657	147,882	0.43%	40.06%
2013	0.10%	57,453	35.489539	2,038,980	0.43%	39.92%
2013	0.20%	74,980	35.089969	2,631,046	0.43%	39.78%
2013	0.25%	167,048	34.891789	5,828,604	0.43%	39.71%
2012	0.00%	11,944	25.626683	306,085	1.08%	18.24%
2012	0.10%	50,900	25.363489	1,291,002	1.08%	18.12%
2012	0.20%	73,243	25.102977	1,838,617	1.08%	18.01%
2012	0.25%	268,487	24.973675	6,705,107	1.08%	17.95%
2011	0.00%	20,631	21.672931	447,134	0.00%	4.02%
2011	0.10%	52,786	21.471853	1,133,413	0.00%	3.92%
2011	0.20%	76,933	21.272621	1,636,567	0.00%	3.82%
2011	0.25%	337,265	21.173648	7,141,130	0.00%	3.76%
2010	0.00%	17,793	20.834594	370,710	0.00%	26.38%
2010	0.10%	57,988	20.661902	1,198,142	0.00%	26.26%
2010	0.20%	167,060	20.490617	3,423,162	0.00%	26.13%
2010	0.25%	387,606	20.405470	7,909,283	0.00%	26.07%
2009	0.00%	19,056	16.485275	314,143	0.00%	38.32%
2009	0.10%	46,598	16.364975	762,575	0.00%	38.19%
2009	0.20%	138,033	16.245528	2,242,419	0.00%	38.05%
2009	0.25%	451,652	16.186105	7,310,487	0.00%	37.98%
2009	0.40%	566	16.009192	9,061	0.00%	37.77%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.00%	290,095	12.291113	3,565,590	2.16%	0.62%
2012	0.00%	299,031	12.215764	3,652,892	2.92%	4.61%
2011	0.00%	328,162	11.677944	3,832,257	3.71%	0.29%
2010	0.00%	348,678	11.644307	4,060,114	5.25%	5.28%
2009	0.00%	395,794	11.059816	4,377,409	7.00%	13.33%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Guardian Portfolio - I Class Shares (AMGP)
2013	0.00%	2	$32.844952	$66	0.89%	38.81%
2013	0.10%	34,493	23.458600	809,157	0.89%	38.68%
2013	0.25%	17,061	21.430183	365,620	0.89%	38.47%
2012	0.00%	2	23.661014	47	0.19%	12.73%
2012	0.10%	32,886	16.916121	556,304	0.19%	12.61%
2012	0.25%	16,445	15.476592	254,513	0.19%	12.44%
2011	0.00%	2	20.989829	42	0.48%	-2.94%
2011	0.10%	77,560	15.021443	1,165,063	0.48%	-3.04%
2011	0.25%	56,791	13.763826	781,661	0.48%	-3.18%
2010	0.00%	2	21.625604	43	0.44%	19.01%
2010	0.10%	72,597	15.491894	1,124,665	0.44%	18.89%
2010	0.25%	52,120	14.216158	740,946	0.44%	18.72%
2009	0.00%	2	18.170858	36	0.35%	29.69%
2009	0.10%	68,145	13.030029	887,931	0.35%	29.56%
2009	0.25%	56,767	11.974954	679,782	0.35%	29.36%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2013	0.00%	26	36.238273	942	0.00%	32.61%
2013	0.10%	20,959	26.218640	549,516	0.00%	32.48%
2013	0.25%	126,357	18.882587	2,385,947	0.00%	32.28%
2012	0.00%	26	27.326502	710	0.00%	12.41%
2012	0.10%	30,281	19.790674	599,281	0.00%	12.30%
2012	0.20%	28,206	14.361118	405,070	0.00%	12.19%
2012	0.25%	144,932	14.274567	2,068,842	0.00%	12.13%
2011	0.00%	26	24.308851	632	0.00%	0.47%
2011	0.10%	34,106	17.622859	601,045	0.00%	0.37%
2011	0.20%	28,457	12.800871	364,274	0.00%	0.27%
2011	0.25%	284,856	12.730096	3,626,244	0.00%	0.22%
2010	0.10%	31,209	17.557221	547,943	0.00%	28.97%
2010	0.20%	28,698	12.765923	366,356	0.00%	28.84%
2010	0.25%	409,150	12.701675	5,196,890	0.00%	28.77%
2009	0.10%	74,748	13.613710	1,017,598	0.00%	31.47%
2009	0.20%	37,091	9.908467	367,515	0.00%	31.34%
2009	0.25%	425,418	9.863529	4,196,123	0.00%	31.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2013	0.00%	11,809	$22.525541	$266,004	0.91%	31.14%
2013	0.10%	32,225	20.823234	671,029	0.91%	31.00%
2013	0.20%	62	20.623170	1,279	0.91%	30.87%
2013	0.25%	5,150	20.488601	105,516	0.91%	30.81%
2012	0.00%	23,801	17.177285	408,837	0.37%	16.60%
2012	0.10%	70,527	15.895030	1,121,029	0.37%	16.48%
2012	0.20%	14,947	15.758064	235,536	0.37%	16.37%
2012	0.25%	35,172	15.663052	550,901	0.37%	16.31%
2011	0.00%	67,433	14.731931	993,418	0.00%	-11.36%
2011	0.10%	104,043	13.645891	1,419,759	0.00%	-11.45%
2011	0.20%	10,523	13.541863	142,501	0.00%	-11.53%
2011	0.25%	73,554	13.466974	990,550	0.00%	-11.58%
2010	0.00%	41,486	16.619507	689,477	0.72%	15.67%
2010	0.10%	120,297	15.409693	1,853,740	0.72%	15.55%
2010	0.20%	7,571	15.307500	115,893	0.72%	15.43%
2010	0.25%	90,228	15.230457	1,374,214	0.72%	15.38%
2009	0.00%	13,263	14.368560	190,570	0.68%	56.07%
2009	0.10%	109,951	13.335919	1,466,298	0.68%	55.92%
2009	0.25%	111,841	13.200579	1,476,366	0.68%	55.68%
2009	0.40%	886	12.319713	10,915	0.68%	55.45%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
2013	0.00%	7,765	15.745045	122,260	1.23%	37.05%
2013	0.20%	8,149	15.505325	126,353	1.23%	36.78%
2013	0.25%	331,776	15.445906	5,124,581	1.23%	36.71%
2012	0.00%	17,798	11.488526	204,473	0.61%	15.53%
2012	0.20%	18,058	11.336243	204,710	0.61%	15.30%
2012	0.25%	345,057	11.298448	3,898,609	0.61%	15.24%
2011	0.00%	18,864	9.944286	187,589	0.63%	-6.50%
2011	0.20%	18,967	9.832161	186,487	0.63%	-6.68%
2011	0.25%	383,249	9.804295	3,757,486	0.63%	-6.73%
2010	0.00%	26,123	10.635314	277,826	0.77%	26.18%
2010	0.20%	14,683	10.536414	154,706	0.77%	25.93%
2010	0.25%	373,997	10.511809	3,931,385	0.77%	25.87%
2009	0.00%	13,249	8.428473	111,669	1.90%	46.56%
2009	0.25%	342,170	8.351420	2,857,605	1.90%	46.19%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2013	0.00%	56,346	21.404466	1,206,056	0.00%	45.83%
2013	0.10%	33,952	21.163352	718,538	0.00%	45.69%
2013	0.25%	55,402	20.806928	1,152,745	0.00%	45.47%
2012	0.00%	46,332	14.677347	680,031	0.00%	8.82%
2012	0.10%	24,811	14.526513	360,417	0.00%	8.71%
2012	0.25%	43,912	14.303271	628,085	0.00%	8.55%
2011	0.00%	72,045	13.487592	971,714	0.00%	-1.06%
2011	0.10%	33,847	13.362369	452,276	0.00%	-1.16%
2011	0.25%	56,153	13.176815	739,918	0.00%	-1.31%
2010	0.00%	64,200	13.632145	875,184	0.00%	19.61%
2010	0.10%	22,218	13.519070	300,367	0.00%	19.49%
2010	0.25%	54,706	13.351308	730,397	0.00%	19.31%
2009	0.00%	70,054	11.397179	798,418	0.00%	22.75%
2009	0.10%	19,428	11.313940	219,807	0.00%	22.63%
2009	0.25%	50,987	11.190284	570,559	0.00%	22.45%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	0.00%	113,615	26.524850	3,013,621	0.70%	37.60%
2012	0.00%	122,284	19.276454	2,357,202	0.22%	10.98%
2011	0.00%	149,636	17.369356	2,599,081	0.33%	-3.08%
2010	0.00%	146,450	17.921368	2,624,584	0.04%	22.85%
2009	0.00%	156,920	14.587514	2,289,073	2.13%	31.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2013	0.00%	5,440	$25.621769	$139,382	0.96%	29.74%
2013	0.10%	99,103	19.031580	1,886,087	0.96%	29.61%
2013	0.20%	198,892	14.706184	2,924,942	0.96%	29.48%
2013	0.25%	858,585	14.610271	12,544,160	0.96%	29.42%
2012	0.00%	5,166	19.748680	102,022	0.68%	14.12%
2012	0.10%	176,975	14.683780	2,598,662	0.68%	14.00%
2012	0.20%	230,041	11.357880	2,612,778	0.68%	13.89%
2012	0.25%	1,112,014	11.289439	12,554,014	0.68%	13.83%
2011	0.00%	4,576	17.305412	79,190	0.45%	-1.15%
2011	0.10%	243,193	12.880034	3,132,334	0.45%	-1.25%
2011	0.20%	241,095	9.972672	2,404,361	0.45%	-1.35%
2011	0.25%	1,320,255	9.917548	13,093,692	0.45%	-1.40%
2010	0.00%	5,497	17.506620	96,234	0.19%	9.42%
2010	0.10%	251,170	13.042797	3,275,959	0.19%	9.31%
2010	0.20%	400,167	10.108773	4,045,197	0.19%	9.20%
2010	0.25%	2,685,048	10.057917	27,005,990	0.19%	9.14%
2009	0.00%	2,150,050	15.999951	34,400,695	0.33%	44.52%
2009	0.10%	315,282	11.932216	3,762,013	0.33%	44.37%
2009	0.20%	1,910,067	9.257266	17,681,998	0.33%	44.23%
2009	0.25%	3,390,134	9.215295	31,241,085	0.33%	44.16%
2009	0.40%	11,854	13.161667	156,018	0.33%	43.94%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.00%	967,069	20.707226	20,025,316	1.37%	27.34%
2012	0.00%	957,445	16.261792	15,569,771	2.16%	21.23%
2011	0.00%	1,097,060	13.414448	14,716,454	1.25%	-8.27%
2010	0.00%	1,191,196	14.623513	17,419,470	1.42%	15.97%
2009	0.00%	1,233,718	12.609317	15,556,341	2.21%	39.70%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	0.00%	655,038	21.995829	14,408,104	1.38%	27.31%
2013	0.10%	160,123	21.697248	3,474,228	1.38%	27.18%
2013	0.20%	555,413	21.402683	11,887,328	1.38%	27.05%
2013	0.25%	1,347,166	21.256957	28,636,650	1.38%	26.99%
2012	0.00%	615,521	17.277884	10,634,900	2.20%	21.26%
2012	0.10%	182,390	17.060376	3,111,642	2.20%	21.14%
2012	0.20%	561,713	16.845594	9,462,389	2.20%	21.02%
2012	0.25%	1,374,849	16.739250	23,013,941	2.20%	20.96%
2011	0.00%	655,037	14.248076	9,333,017	1.28%	-8.29%
2011	0.10%	266,961	14.082821	3,759,564	1.28%	-8.38%
2011	0.20%	588,688	13.919457	8,194,217	1.28%	-8.47%
2011	0.25%	1,532,798	13.838516	21,211,650	1.28%	-8.52%
2010	0.00%	722,666	15.535921	11,227,282	1.44%	15.96%
2010	0.10%	261,739	15.371084	4,023,212	1.44%	15.85%
2010	0.20%	632,553	15.207955	9,619,838	1.44%	15.73%
2010	0.25%	1,773,965	15.127070	26,834,893	1.44%	15.68%
2009	0.00%	848,172	13.397168	11,363,103	2.21%	39.77%
2009	0.10%	263,715	13.268257	3,499,038	2.21%	39.63%
2009	0.20%	671,992	13.140568	8,830,357	2.21%	39.49%
2009	0.25%	1,906,475	13.077210	24,931,374	2.21%	39.42%
2009	0.40%	360	12.888902	4,640	2.21%	39.21%
International Growth Fund/VA - Non-Service Shares (OVIG)
2013	0.00%	8,286	11.579816	95,950	0.00%	15.80%	5/1/2013
2013	0.25%	43,041	11.560498	497,575	0.00%	15.60%	5/1/2013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	0.00%	1,232,141	$21.130785	$26,036,107	1.10%	31.77%
2013	0.10%	40,435	19.182117	775,629	1.10%	31.64%
2013	0.20%	103,496	18.090869	1,872,333	1.10%	31.51%
2013	0.25%	150,907	17.972825	2,712,225	1.10%	31.44%
2012	0.00%	1,360,860	16.035812	21,822,495	0.95%	16.87%
2012	0.10%	65,319	14.571543	951,799	0.95%	16.75%
2012	0.20%	104,207	13.756324	1,433,505	0.95%	16.64%
2012	0.25%	143,770	13.673391	1,965,823	0.95%	16.58%
2011	0.00%	1,476,171	13.720956	20,254,477	0.86%	-0.01%
2011	0.10%	78,409	12.480566	978,589	0.86%	-0.11%
2011	0.20%	118,458	11.794128	1,397,109	0.86%	-0.21%
2011	0.25%	149,681	11.728904	1,755,594	0.86%	-0.26%
2010	0.00%	1,678,208	13.722935	23,029,939	1.13%	16.11%
2010	0.10%	66,086	12.494835	825,734	1.13%	15.99%
2010	0.20%	137,581	11.819394	1,626,124	1.13%	15.88%
2010	0.25%	203,050	11.759898	2,387,847	1.13%	15.82%
2009	0.00%	1,878,416	11.819203	22,201,380	1.96%	28.29%
2009	0.10%	84,972	10.772223	915,337	1.96%	28.16%
2009	0.20%	184,538	10.200084	1,882,303	1.96%	28.03%
2009	0.25%	164,327	10.153815	1,668,546	1.96%	27.97%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.00%	188,218	35.423066	6,667,259	0.96%	41.01%
2012	0.00%	174,944	25.120110	4,394,613	0.57%	17.99%
2011	0.00%	194,582	21.290587	4,142,765	0.60%	-2.21%
2010	0.00%	216,746	21.772215	4,719,041	0.66%	23.41%
2009	0.00%	247,124	17.642817	4,359,964	0.83%	37.20%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2013	0.00%	936,477	23.169692	21,697,884	0.01%	35.98%
2013	0.10%	44,406	18.390755	816,660	0.01%	35.85%
2013	0.20%	125,659	12.655279	1,590,250	0.01%	35.71%
2013	0.25%	316,259	12.572760	3,976,249	0.01%	35.64%
2012	0.00%	1,048,321	17.038569	17,861,890	0.00%	16.45%
2012	0.10%	88,192	13.537746	1,193,921	0.00%	16.33%
2012	0.20%	111,690	9.325083	1,041,519	0.00%	16.21%
2012	0.25%	338,977	9.268905	3,141,946	0.00%	16.16%
2011	0.00%	1,159,802	14.632020	16,970,246	0.00%	1.10%
2011	0.10%	129,990	11.637321	1,512,735	0.00%	0.99%
2011	0.20%	172,529	8.024067	1,384,384	0.00%	0.89%
2011	0.25%	348,755	7.979723	2,782,968	0.00%	0.84%
2010	0.00%	1,279,230	14.473451	18,514,873	0.00%	27.46%
2010	0.10%	120,175	11.522698	1,384,740	0.00%	27.34%
2010	0.20%	109,183	7.952967	868,329	0.00%	27.21%
2010	0.25%	709,237	7.912957	5,612,162	0.00%	27.15%
2009	0.00%	1,391,901	11.354891	15,804,884	0.00%	32.61%
2009	0.10%	205,460	9.048967	1,859,201	0.00%	32.47%
2009	0.20%	105,065	6.251839	656,849	0.00%	32.34%
2009	0.25%	757,963	6.223493	4,717,177	0.00%	32.28%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.00%	977,067	13.306658	13,001,496	2.82%	-0.13%
2012	0.00%	140,055	13.324261	1,866,129	6.52%	13.53%
2011	0.20%	164,077	11.642728	1,910,304	2.76%	0.65%
2011	0.25%	23,951	11.619547	278,300	2.76%	0.60%
2010	0.20%	156,222	11.567209	1,807,053	7.99%	14.74%
2010	0.25%	22,412	11.549930	258,857	7.99%	14.68%
2009	0.20%	152,297	10.081478	1,535,379	0.32%	18.59%
2009	0.25%	21,266	10.071445	214,179	0.32%	18.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
All Asset Portfolio - Administrative Class (PMVAAA)
2013	0.00%	76,642	$18.385298	$1,409,086	4.71%	0.27%
2013	0.10%	67,026	18.208568	1,220,447	4.71%	0.17%
2013	0.20%	884,021	18.033470	15,941,966	4.71%	0.07%
2013	0.25%	438,349	17.946634	7,866,889	4.71%	0.02%
2012	0.00%	69,786	18.335213	1,279,541	6.62%	14.95%
2012	0.10%	113,326	18.177131	2,059,942	6.62%	14.83%
2012	0.20%	819,406	18.020366	14,765,996	6.62%	14.72%
2012	0.25%	417,817	17.942540	7,496,698	6.62%	14.66%
2011	0.00%	19,444	15.951200	310,155	7.54%	1.95%
2011	0.10%	94,917	15.829529	1,502,491	7.54%	1.85%
2011	0.20%	10,041	15.708740	157,731	7.54%	1.75%
2011	0.25%	87,183	15.648744	1,364,304	7.54%	1.70%
2010	0.00%	11,713	15.645399	183,255	8.29%	13.09%
2010	0.10%	41,515	15.541558	645,208	8.29%	12.98%
2010	0.20%	6,904	15.438355	106,586	8.29%	12.87%
2010	0.25%	76,310	15.387057	1,174,186	8.29%	12.81%
2009	0.00%	1,575	13.834339	21,789	6.32%	21.57%
2009	0.10%	25,654	13.756266	352,903	6.32%	21.45%
2009	0.25%	35,843	13.639951	488,897	6.32%	21.27%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2013	0.00%	189,931	12.951148	2,459,824	1.83%	-6.47%
2013	0.20%	16,214	12.805034	207,621	1.83%	-6.66%
2013	0.25%	24,994	12.768718	319,141	1.83%	-6.71%
2012	0.00%	120,480	13.847565	1,668,355	5.68%	5.50%
2012	0.20%	8,978	13.718780	123,167	5.68%	5.29%
2012	0.25%	24,563	13.686738	336,187	5.68%	5.24%
2011	0.00%	171,174	13.125598	2,246,761	2.02%	8.52%
2011	0.20%	6,368	13.029662	82,973	2.02%	8.31%
2011	0.25%	28,274	13.005756	367,725	2.02%	8.25%
2010	0.00%	131,526	12.094751	1,590,774	1.34%	9.48%
2010	0.20%	7,458	12.030347	89,722	1.34%	9.26%
2010	0.25%	20,610	12.014282	247,614	1.34%	9.21%
2009	0.00%	41,010	11.047544	453,060	1.82%	4.07%
2009	0.25%	16,785	11.001548	184,661	1.82%	3.81%
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2013	0.20%	9,699	12.231097	118,629	2.48%	-13.12%
2013	0.25%	137,559	12.208622	1,679,406	2.48%	-13.17%
2012	0.20%	7,044	14.078727	99,171	2.14%	4.23%
2012	0.25%	22,192	14.059896	312,017	2.14%	4.18%
2011	0.20%	83	13.507707	1,121	2.65%	27.59%
2011	0.25%	30,544	13.496420	412,235	2.65%	27.52%
2010	0.00%	707	10.601417	7,495	0.84%	6.01%	4/30/2010
2010	0.25%	2,990	10.583624	31,645	0.84%	5.84%	4/30/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Low Duration Portfolio - Administrative Class (PMVLDA)
2013	0.00%	599,017	$15.211610	$9,112,013	1.42%	-0.13%
2013	0.10%	64,906	15.040207	976,200	1.42%	-0.23%
2013	0.20%	1,009,790	14.870553	15,016,136	1.42%	-0.33%
2013	0.25%	2,570,791	14.786404	38,012,754	1.42%	-0.38%
2012	0.00%	560,741	15.231801	8,541,095	1.93%	5.86%
2012	0.10%	92,267	15.075249	1,390,948	1.93%	5.75%
2012	0.20%	753,896	14.920147	11,248,239	1.93%	5.64%
2012	0.25%	2,019,223	14.843142	29,971,614	1.93%	5.59%
2011	0.00%	543,092	14.389072	7,814,590	1.68%	1.11%
2011	0.10%	143,040	14.255473	2,039,103	1.68%	1.01%
2011	0.20%	1,287,722	14.122982	18,186,475	1.68%	0.91%
2011	0.25%	2,461,331	14.057158	34,599,319	1.68%	0.86%
2010	0.00%	593,471	14.231338	8,445,886	1.64%	5.29%
2010	0.10%	137,386	14.113277	1,938,967	1.64%	5.19%
2010	0.20%	1,420,531	13.996078	19,881,863	1.64%	5.08%
2010	0.25%	2,948,750	13.937807	41,099,108	1.64%	5.03%
2009	0.00%	298,516	13.516257	4,034,819	3.53%	13.32%
2009	0.10%	109,511	13.417547	1,469,369	3.53%	13.20%
2009	0.20%	1,554,752	13.319459	20,708,456	3.53%	13.09%
2009	0.25%	2,339,252	13.270656	31,043,409	3.53%	13.03%
2009	0.40%	9,468	13.125160	124,269	3.53%	12.86%
Real Return Portfolio - Administrative Class (PMVRRA)
2013	0.00%	200,378	18.346890	3,676,313	1.64%	-9.22%
2013	0.10%	635,819	18.139980	11,533,744	1.64%	-9.31%
2013	0.20%	1,459,266	17.935163	26,172,174	1.64%	-9.40%
2013	0.25%	3,114,447	17.833569	55,541,705	1.64%	-9.44%
2012	0.00%	209,319	20.209690	4,230,272	1.08%	8.75%
2012	0.10%	815,660	20.001770	16,314,644	1.08%	8.65%
2012	0.20%	1,601,513	19.795748	31,703,148	1.08%	8.54%
2012	0.25%	3,264,904	19.693483	64,297,331	1.08%	8.48%
2011	0.00%	156,159	18.582806	2,901,872	2.08%	11.67%
2011	0.10%	960,484	18.410083	17,682,590	2.08%	11.56%
2011	0.20%	1,815,470	18.238767	33,111,934	2.08%	11.45%
2011	0.25%	3,258,425	18.153657	59,152,330	2.08%	11.39%
2010	0.00%	46,129	16.641007	767,633	1.44%	8.11%
2010	0.10%	229,063	16.502776	3,780,175	1.44%	8.00%
2010	0.20%	1,617,090	16.365561	26,464,585	1.44%	7.90%
2010	0.25%	3,631,928	16.297330	59,190,729	1.44%	7.84%
2009	0.00%	17,619	15.392452	271,200	3.17%	18.35%
2009	0.10%	171,544	15.279874	2,621,171	3.17%	18.23%
2009	0.20%	1,055,715	15.168007	16,013,093	3.17%	18.11%
2009	0.25%	3,725,567	15.112339	56,302,031	3.17%	18.05%
2009	0.40%	15,809	14.946401	236,288	3.17%	17.87%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class (PMVTRA)
2013	0.00%	1,229,798	$18.944143	$23,297,469	2.20%	-1.96%
2013	0.10%	7,535,646	18.730486	141,146,312	2.20%	-2.05%
2013	0.20%	6,310,698	18.519021	116,867,949	2.20%	-2.15%
2013	0.25%	7,595,063	18.414109	139,856,318	2.20%	-2.20%
2012	0.00%	1,063,702	19.322000	20,552,850	2.57%	9.60%
2012	0.10%	7,558,546	19.123203	144,543,610	2.57%	9.49%
2012	0.20%	5,681,063	18.926252	107,521,230	2.57%	9.38%
2012	0.25%	8,600,586	18.828467	161,935,850	2.57%	9.33%
2011	0.00%	607,433	17.629489	10,708,733	2.62%	3.60%
2011	0.10%	7,698,175	17.465627	134,453,453	2.62%	3.50%
2011	0.20%	5,099,199	17.303112	88,232,011	2.62%	3.40%
2011	0.25%	8,572,880	17.222369	147,645,303	2.62%	3.35%
2010	0.00%	335,164	17.016112	5,703,188	2.37%	8.11%
2010	0.10%	7,893,918	16.874773	133,208,074	2.37%	8.01%
2010	0.20%	4,544,093	16.734465	76,042,965	2.37%	7.90%
2010	0.25%	8,614,973	16.664698	143,565,923	2.37%	7.84%
2009	0.00%	176,178	15.739138	2,772,890	5.33%	14.03%
2009	0.10%	1,021,669	15.624030	15,962,587	5.33%	13.91%
2009	0.20%	4,005,633	15.509642	62,125,934	5.33%	13.80%
2009	0.25%	9,496,915	15.452727	146,753,235	5.33%	13.74%
2009	0.40%	22,586	15.283042	345,183	5.33%	13.57%
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2013	0.00%	89,831	7.445671	668,852	1.13%	-1.97%
2013	0.20%	21,081	7.352970	155,008	1.13%	-2.16%
2013	0.25%	87,169	7.329950	638,944	1.13%	-2.21%
2012	0.00%	86,867	7.594935	659,749	0.49%	11.97%
2012	0.20%	19,785	7.515397	148,692	0.49%	11.74%
2012	0.25%	102,575	7.495622	768,863	0.49%	11.69%
2011	0.00%	107,824	6.783221	731,394	0.27%	-23.40%
2011	0.20%	466	6.725660	3,134	0.27%	-23.55%
2011	0.25%	129,785	6.711325	871,029	0.27%	-23.59%
2010	0.00%	89,814	8.855229	795,324	0.49%	15.89%
2010	0.20%	6,533	8.797643	57,475	0.49%	15.66%
2010	0.25%	131,029	8.783283	1,150,865	0.49%	15.61%
2009	0.00%	38,365	7.640745	293,137	1.20%	74.64%
2009	0.25%	134,639	7.597606	1,022,934	1.20%	74.21%
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2013	0.00%	26,218	27.273471	715,056	5.22%	12.05%
2013	0.10%	39,233	26.966149	1,057,963	5.22%	11.94%
2013	0.20%	65,562	26.661993	1,748,014	5.22%	11.83%
2013	0.25%	107,242	26.511090	2,843,102	5.22%	11.77%
2012	0.00%	16,595	24.339598	403,916	5.53%	16.05%
2012	0.10%	43,266	24.089443	1,042,254	5.53%	15.93%
2012	0.20%	103,936	23.841601	2,478,001	5.53%	15.81%
2012	0.25%	156,382	23.718546	3,709,154	5.53%	15.76%
2011	0.00%	12,611	20.973952	264,503	5.26%	-1.67%
2011	0.10%	73,631	20.779227	1,529,995	5.26%	-1.76%
2011	0.20%	166,152	20.586095	3,420,421	5.26%	-1.86%
2011	0.25%	228,056	20.490135	4,672,898	5.26%	-1.91%
2010	0.00%	8,029	21.329223	171,252	5.62%	18.04%
2010	0.10%	65,118	21.152286	1,377,395	5.62%	17.92%
2010	0.20%	264,897	20.976629	5,556,646	5.62%	17.81%
2010	0.25%	266,392	20.889289	5,564,739	5.62%	17.75%
2009	0.00%	6,000	18.069028	108,414	8.34%	60.49%
2009	0.10%	56,238	17.937073	1,008,745	8.34%	60.33%
2009	0.20%	517,292	17.805947	9,210,874	8.34%	60.17%
2009	0.25%	458,604	17.740695	8,135,954	8.34%	60.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2013	0.00%	44,765	$22.198468	$993,714	1.71%	35.68%
2012	0.00%	46,906	16.361335	767,445	1.65%	19.14%
2011	0.00%	50,439	13.733218	692,690	1.21%	-4.64%
2010	0.00%	54,238	14.401578	781,113	1.61%	14.38%
2009	0.00%	59,317	12.591298	746,878	2.76%	29.81%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2013	0.00%	49,608	23.021172	1,142,034	1.43%	28.07%
2012	0.00%	53,095	17.975464	954,407	2.17%	21.92%
2011	0.00%	59,303	14.744148	874,372	3.34%	-16.93%
2010	0.00%	64,956	17.749703	1,152,950	3.58%	10.03%
2009	0.00%	77,883	16.132414	1,256,441	0.00%	24.63%
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
2013	0.20%	188	13.825972	2,599	0.78%	39.33%
2013	0.25%	532	13.782720	7,332	0.78%	39.26%
2012	0.20%	170	9.923349	1,687	0.38%	17.25%
2012	0.25%	129	9.897245	1,277	0.38%	17.19%
2011	0.00%	2	8.535717	17	0.48%	-4.73%
2011	0.20%	112	8.463270	948	0.48%	-4.92%
2011	0.25%	1,139	8.445238	9,619	0.48%	-4.96%
2010	0.20%	23	8.900840	205	0.25%	25.73%
2010	0.25%	847	8.886315	7,527	0.25%	25.67%
2009	0.25%	532	7.071223	3,762	1.78%	31.20%
Putnam VT Voyager Fund - Class IB (PVTVB)
2013	0.00%	80,179	24.616350	1,973,714	0.75%	43.72%
2012	0.00%	66,439	17.127486	1,137,933	0.33%	14.23%
2011	0.00%	103,328	14.994106	1,549,311	0.00%	-17.85%
2010	0.00%	84,002	18.251644	1,533,175	1.31%	20.80%
2009	0.00%	89,306	15.109296	1,349,351	0.69%	63.90%
Growth and Income Fund - Series I Shares (ACGI)
2013	0.00%	3,812	15.560488	59,317	1.50%	34.08%
2013	0.20%	49,108	15.446928	758,568	1.50%	33.81%
2013	0.25%	233,125	15.418659	3,594,475	1.50%	33.75%
2012	0.00%	3,942	11.605231	45,748	1.77%	14.63%
2012	0.20%	53,399	11.543577	616,415	1.77%	14.40%
2012	0.25%	248,897	11.528209	2,869,337	1.77%	14.35%
2011	0.00%	3,029	10.123727	30,665	1.62%	-2.01%
2011	0.20%	6,745	10.090153	68,058	1.62%	-2.20%
2011	0.25%	167,059	10.081770	1,684,250	1.62%	-2.25%
VI American Franchise Fund - Series I Shares (ACEG)
2013	0.00%	86,923	13.663384	1,187,662	0.43%	40.14%
2012	0.00%	82,490	9.750071	804,283	0.00%	-2.50%	4/27/2012
VI Value Opportunities Fund - Series I Shares (AVBVI)
2013	0.10%	20,420	20.553942	419,711	1.18%	33.62%
2013	0.25%	5,454	20.207669	110,213	1.18%	33.42%
2012	0.10%	26,222	15.382303	403,355	1.42%	17.59%
2012	0.20%	7,061	15.224250	107,498	1.42%	17.47%
2012	0.25%	11,903	15.145833	180,281	1.42%	17.41%
2011	0.10%	31,813	13.081814	416,172	0.88%	-3.15%
2011	0.20%	10,120	12.960374	131,159	0.88%	-3.24%
2011	0.25%	12,226	12.900080	157,716	0.88%	-3.29%
2010	0.10%	24,967	13.506772	337,224	0.57%	7.24%
2010	0.20%	5,367	13.394748	71,890	0.57%	7.14%
2010	0.25%	18,585	13.339087	247,907	0.57%	7.08%
2009	0.10%	19,823	12.594459	249,660	0.41%	47.85%
2009	0.25%	40,678	12.456759	506,716	0.41%	47.63%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI High Yield Fund - Series I Shares (AVHY1)
2013	0.00%	27,374	$13.449619	$368,170	4.58%	7.01%
2013	0.20%	491,572	13.351532	6,563,239	4.58%	6.79%
2013	0.25%	262,672	13.327070	3,500,648	4.58%	6.74%
2012	0.00%	44,319	12.568827	557,038	5.34%	17.17%
2012	0.20%	480,979	12.502127	6,013,261	5.34%	16.94%
2012	0.25%	265,785	12.485469	3,318,450	5.34%	16.88%
2011	0.00%	43,041	10.726705	461,688	4.07%	0.96%
2011	0.20%	391,627	10.691182	4,186,956	4.07%	0.76%
2011	0.25%	215,058	10.682283	2,297,310	4.07%	0.71%
2010	0.00%	885	10.624548	9,403	8.17%	6.25%	5/3/2010
2010	0.25%	63,440	10.606962	672,906	8.17%	6.07%	5/3/2010
VI International Growth Fund - Series I Shares (AVIE)
2013	0.00%	54,300	24.169304	1,312,393	1.27%	19.01%
2013	0.10%	70,645	23.936914	1,691,023	1.27%	18.89%
2013	0.20%	885,594	23.706829	20,994,626	1.27%	18.78%
2013	0.25%	1,326,445	23.592587	31,294,269	1.27%	18.72%
2012	0.00%	48,490	20.308142	984,742	1.49%	15.53%
2012	0.10%	81,123	20.132993	1,633,249	1.49%	15.42%
2012	0.20%	840,837	19.959406	16,782,607	1.49%	15.30%
2012	0.25%	1,152,480	19.873147	22,903,404	1.49%	15.24%
2011	0.00%	43,155	17.577932	758,576	1.56%	-6.74%
2011	0.10%	96,833	17.443806	1,689,136	1.56%	-6.83%
2011	0.20%	717,058	17.310748	12,412,810	1.56%	-6.93%
2011	0.25%	1,182,001	17.244564	20,383,092	1.56%	-6.97%
2010	0.00%	39,185	18.848465	738,577	2.26%	12.86%
2010	0.10%	95,102	18.723325	1,780,626	2.26%	12.75%
2010	0.20%	606,955	18.599074	11,288,801	2.26%	12.64%
2010	0.25%	1,385,053	18.537223	25,675,036	2.26%	12.58%
2009	0.00%	34,545	16.700382	576,915	1.69%	35.24%
2009	0.10%	219,927	16.606084	3,652,126	1.69%	35.11%
2009	0.20%	229,555	16.512357	3,790,494	1.69%	34.97%
2009	0.25%	1,521,302	16.465672	25,049,260	1.69%	34.90%
2009	0.40%	2,280	16.326447	37,224	1.69%	34.70%
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2013	0.00%	5,832	19.320302	112,676	0.71%	28.81%
2013	0.20%	852	18.990489	16,180	0.71%	28.56%
2013	0.25%	64,646	18.946248	1,224,799	0.71%	28.49%
2012	0.00%	1,022	14.998642	15,329	0.10%	10.96%
2012	0.20%	1,119	14.772087	16,530	0.10%	10.73%
2012	0.25%	64,406	14.745046	949,669	0.10%	10.68%
2011	0.00%	701	13.517743	9,476	0.39%	-6.38%
2011	0.20%	493	13.340285	6,577	0.39%	-6.56%
2011	0.25%	17,689	13.322532	235,662	0.39%	-6.61%
2010	0.00%	547	14.438615	7,898	1.28%	14.11%
2010	0.20%	222	14.277548	3,170	1.28%	13.88%
2010	0.25%	6,608	14.265646	94,267	1.28%	13.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Micro-Cap Portfolio - Investment Class (ROCMC)
2013	0.00%	38,195	$32.188216	$1,229,429	0.41%	20.99%
2013	0.10%	64,300	31.825701	2,046,393	0.41%	20.87%
2013	0.20%	118,915	31.467281	3,741,932	0.41%	20.74%
2013	0.25%	582,002	31.289594	18,210,606	0.41%	20.68%
2012	0.00%	67,566	26.604902	1,797,587	0.00%	7.60%
2012	0.10%	93,666	26.331578	2,466,374	0.00%	7.50%
2012	0.20%	378,057	26.061067	9,852,569	0.00%	7.39%
2012	0.25%	990,487	25.926857	25,680,215	0.00%	7.34%
2011	0.00%	47,676	24.724626	1,178,771	2.44%	-12.10%
2011	0.10%	129,742	24.495169	3,178,052	2.44%	-12.19%
2011	0.20%	504,985	24.267837	12,254,894	2.44%	-12.28%
2011	0.25%	1,255,233	24.154962	30,320,105	2.44%	-12.32%
2010	0.00%	31,852	28.128399	895,946	1.92%	29.96%
2010	0.10%	126,687	27.895201	3,533,959	1.92%	29.83%
2010	0.20%	343,994	27.663928	9,516,225	1.92%	29.70%
2010	0.25%	1,201,054	27.549005	33,087,843	1.92%	29.64%
2009	0.00%	16,000	21.643845	346,302	0.00%	58.04%
2009	0.10%	126,584	21.485855	2,719,765	0.00%	57.89%
2009	0.20%	478,012	21.329008	10,195,522	0.00%	57.73%
2009	0.25%	1,217,957	21.251012	25,882,819	0.00%	57.65%
2009	0.40%	9,307	21.018795	195,622	0.00%	57.41%
Small-Cap Portfolio - Investment Class (ROCSC)
2012	0.20%	161,683	12.886131	2,083,468	0.10%	12.27%
2012	0.25%	22,966	12.853991	295,205	0.10%	12.22%
2011	0.20%	179,386	11.477349	2,058,876	0.51%	-3.48%
2011	0.25%	26,186	11.454460	299,946	0.51%	-3.52%
2010	0.20%	24,253	11.890655	288,384	0.13%	20.28%
2010	0.25%	3,479	11.872859	41,306	0.13%	20.22%
2009	0.20%	24,523	9.885736	242,428	0.00%	34.93%
2009	0.25%	3,424	9.875865	33,815	0.00%	34.86%
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.00%	16,822	9.995608	168,146	0.00%	-0.04%	5/1/2013
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.20%	30,509	12.978284	395,954	0.00%	15.77%
2010	0.25%	4,383	12.941568	56,723	0.00%	15.71%
2009	0.00%	247,600	11.315697	2,801,767	0.00%	41.79%
2009	0.20%	32,437	11.210550	363,637	0.00%	41.51%
2009	0.25%	4,535	11.184427	50,721	0.00%	41.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2013	0.00%	91,799	$25.271092	$2,319,861	1.33%	29.41%
2013	0.10%	88,850	24.986539	2,220,054	1.33%	29.28%
2013	0.20%	769,502	24.705147	19,010,660	1.33%	29.15%
2013	0.25%	1,948,099	24.565685	47,856,386	1.33%	29.08%
2012	0.00%	86,712	19.528615	1,693,365	1.93%	16.92%
2012	0.10%	120,639	19.328030	2,331,714	1.93%	16.81%
2012	0.20%	731,656	19.129466	13,996,189	1.93%	16.69%
2012	0.25%	1,843,354	19.030987	35,080,846	1.93%	16.63%
2011	0.00%	77,285	16.702169	1,290,827	1.49%	-1.02%
2011	0.10%	170,630	16.547192	2,823,447	1.49%	-1.12%
2011	0.20%	1,220,543	16.393623	20,009,122	1.49%	-1.22%
2011	0.25%	2,081,555	16.317395	33,965,555	1.49%	-1.27%
2010	0.00%	78,807	16.874180	1,329,804	1.59%	14.74%
2010	0.10%	186,234	16.734289	3,116,494	1.59%	14.63%
2010	0.20%	822,711	16.595545	13,653,337	1.59%	14.51%
2010	0.25%	2,576,571	16.526617	42,582,002	1.59%	14.46%
2009	0.00%	348,107	14.706264	5,119,353	1.81%	25.25%
2009	0.10%	153,172	14.598914	2,236,145	1.81%	25.13%
2009	0.20%	1,596,462	14.492354	23,136,492	1.81%	25.00%
2009	0.25%	2,808,807	14.439362	40,557,381	1.81%	24.94%
2009	0.40%	15,065	14.281536	215,151	1.81%	24.75%
Health Sciences Portfolio - II (TRHS2)
2013	0.00%	400,032	23.483805	9,394,273	0.00%	50.51%
2013	0.20%	436,725	23.204014	10,133,773	0.00%	50.21%
2013	0.25%	61,756	23.134613	1,428,701	0.00%	50.14%
2012	0.00%	284,958	15.602728	4,446,122	0.00%	31.00%
2012	0.20%	350,332	15.447653	5,411,807	0.00%	30.74%
2012	0.25%	49,763	15.409140	766,805	0.00%	30.67%
2011	0.00%	187,535	11.910614	2,233,657	0.00%	10.39%
2011	0.20%	267,658	11.815879	3,162,615	0.00%	10.17%
2011	0.25%	39,071	11.792318	460,738	0.00%	10.11%
2010	0.00%	59,497	10.790053	641,976	0.00%	15.31%
2010	0.20%	148,647	10.725614	1,594,330	0.00%	15.08%
2010	0.25%	21,321	10.709560	228,339	0.00%	15.02%
2009	0.20%	147,391	9.320531	1,373,762	0.00%	31.09%
2009	0.25%	20,581	9.311233	191,634	0.00%	31.03%
Limited-Term Bond Portfolio (TRLT1)
2013	0.00%	30,577	10.387051	317,605	1.44%	0.13%
2013	0.20%	32,627	10.323098	336,812	1.44%	-0.07%
2013	0.25%	1,352,892	10.307121	13,944,422	1.44%	-0.12%
2012	0.00%	2,310	10.373567	23,963	2.05%	2.47%
2012	0.20%	25,459	10.330359	263,001	2.05%	2.27%
2012	0.25%	203,070	10.319545	2,095,590	2.05%	2.22%
2011	0.00%	1,539	10.123073	15,579	2.33%	1.60%
2011	0.20%	12,453	10.101163	125,790	2.33%	1.40%
2011	0.25%	25,033	10.095672	252,725	2.33%	1.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - II (TRMCG2)
2013	0.10%	60,960	$ 40.172418	$ 2,448,911	0.00%	36.26%
2013	0.20%	160,278	39.720006	6,366,243	0.00%	36.12%
2013	0.25%	546,346	39.495765	21,578,353	0.00%	36.06%
2012	0.10%	89,523	29.482112	2,639,327	0.00%	13.50%
2012	0.20%	171,631	29.179226	5,008,060	0.00%	13.39%
2012	0.25%	553,994	29.028993	16,081,888	0.00%	13.33%
2011	0.10%	117,041	25.974820	3,040,119	0.00%	-1.62%
2011	0.20%	205,268	25.733750	5,282,315	0.00%	-1.72%
2011	0.25%	689,988	25.614079	17,673,407	0.00%	-1.77%
2010	0.10%	106,889	26.402453	2,822,132	0.00%	27.65%
2010	0.20%	157,925	26.183527	4,135,034	0.00%	27.52%
2010	0.25%	589,794	26.074777	15,378,747	0.00%	27.46%
2009	0.10%	83,827	20.683485	1,733,834	0.00%	45.22%
2009	0.20%	266,361	20.532481	5,469,052	0.00%	45.07%
2009	0.25%	665,706	20.457409	13,618,620	0.00%	45.00%
New America Growth Portfolio (TRNAG1)
2013	0.00%	270,582	23.601929	6,386,257	0.00%	38.01%
2013	0.10%	82,829	23.375000	1,936,128	0.00%	37.87%
2013	0.20%	377,638	23.150264	8,742,419	0.00%	37.73%
2013	0.25%	1,120,051	23.038679	25,804,495	0.00%	37.66%
2012	0.00%	180,354	17.101805	3,084,379	0.56%	13.12%
2012	0.10%	111,088	16.954305	1,883,420	0.56%	13.01%
2012	0.20%	373,039	16.808089	6,270,073	0.56%	12.89%
2012	0.25%	1,386,355	16.735434	23,201,253	0.56%	12.84%
2011	0.00%	105,394	15.118123	1,593,359	0.22%	-1.07%
2011	0.10%	110,249	15.002759	1,654,039	0.22%	-1.17%
2011	0.20%	247,318	14.888293	3,682,143	0.22%	-1.27%
2011	0.25%	1,020,263	14.831357	15,131,885	0.22%	-1.32%
2010	0.00%	39,759	15.281652	607,583	0.22%	19.65%
2010	0.10%	74,949	15.180193	1,137,740	0.22%	19.53%
2010	0.20%	150,190	15.079403	2,264,776	0.22%	19.41%
2010	0.25%	1,088,062	15.029245	16,352,750	0.22%	19.35%
2009	0.00%	19,557	12.771923	249,780	0.00%	49.76%
2009	0.10%	67,015	12.699803	851,077	0.00%	49.62%
2009	0.20%	107,004	12.628086	1,351,256	0.00%	49.47%
2009	0.25%	875,288	12.592384	11,021,963	0.00%	49.39%
2009	0.40%	2,068	12.485874	25,821	0.00%	49.17%
Personal Strategy Balanced Portfolio (TRPSB1)
2013	0.00%	36,734	15.535370	570,676	1.53%	17.93%
2013	0.20%	39,811	15.315966	609,744	1.53%	17.69%
2013	0.25%	174,269	15.261599	2,659,624	1.53%	17.63%
2012	0.00%	31,059	13.173531	409,157	1.90%	15.14%
2012	0.20%	28,866	13.013475	375,647	1.90%	14.91%
2012	0.25%	246,963	12.973754	3,204,037	1.90%	14.86%
2011	0.00%	26,377	11.440995	301,779	2.23%	-0.32%
2011	0.20%	4,926	11.324676	55,785	2.23%	-0.52%
2011	0.25%	230,100	11.295758	2,599,154	2.23%	-0.57%
2010	0.00%	22,601	11.478195	259,419	2.69%	13.71%
2010	0.20%	275	11.384193	3,131	2.69%	13.48%
2010	0.25%	108,242	11.360802	1,229,716	2.69%	13.43%
2009	0.00%	2,569	10.094281	25,932	2.19%	32.12%
2009	0.25%	42,706	10.016034	427,745	2.19%	31.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTSDecember 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio (TRBCGP)
2013	0.00%	3,054	$ 14.327937	$ 43,758	0.08%	41.15%
2013	0.20%	58,866	14.294661	841,470	0.08%	40.87%
2013	0.25%	516,728	14.286363	7,382,164	0.08%	40.80%
2012	0.20%	7,713	10.147317	78,266	0.14%	1.47%	11/1/2012
2012	0.25%	174	10.146488	1,765	0.14%	1.46%	11/1/2012
VIP Trust Emerging Markets Fund - Initial Class(VWEM)
2013	0.00%	198,610	36.984403	7,345,472	1.64%	12.02%
2013	0.10%	69,802	49.862781	3,480,522	1.64%	11.91%
2013	0.20%	50,086	45.816921	2,294,786	1.64%	11.80%
2013	0.25%	35,687	45.518029	1,624,402	1.64%	11.74%
2012	0.00%	233,193	33.015883	7,699,073	0.00%	29.81%
2012	0.10%	100,026	44.556901	4,456,849	0.00%	29.68%
2012	0.20%	51,472	40.982513	2,109,452	0.00%	29.55%
2012	0.25%	36,430	40.735521	1,483,995	0.00%	29.48%
2011	0.00%	259,894	25.434462	6,610,264	1.02%	-25.74%
2011	0.10%	132,103	34.359714	4,539,021	1.02%	-25.81%
2011	0.20%	61,605	31.635035	1,948,876	1.02%	-25.89%
2011	0.25%	47,069	31.460137	1,480,797	1.02%	-25.92%
2010	0.00%	307,064	34.249232	10,516,706	0.62%	26.84%
2010	0.10%	119,267	46.313968	5,523,728	0.62%	26.71%
2010	0.20%	68,475	42.683992	2,922,786	0.62%	26.59%
2010	0.25%	48,048	42.469224	2,040,561	0.62%	26.52%
2009	0.00%	363,631	27.002169	9,818,826	0.16%	113.17%
2009	0.10%	130,675	36.550513	4,776,238	0.16%	112.96%
2009	0.20%	78,529	33.719407	2,647,951	0.16%	112.75%
2009	0.25%	52,024	33.566508	1,746,264	0.16%	112.64%
VIP Trust Global Hard Assets Fund - Initial Class(VWHA)
2013	0.00%	248,878	41.861897	10,418,505	0.72%	10.53%
2013	0.10%	175,802	57.947139	10,187,223	0.72%	10.42%
2013	0.20%	262,074	49.069131	12,859,743	0.72%	10.31%
2013	0.25%	191,138	48.749119	9,317,809	0.72%	10.26%
2012	0.00%	252,881	37.872414	9,577,214	0.60%	3.39%
2012	0.10%	250,656	52.477156	13,153,714	0.60%	3.28%
2012	0.20%	277,367	44.481659	12,337,744	0.60%	3.18%
2012	0.25%	175,480	44.213670	7,758,615	0.60%	3.13%
2011	0.00%	273,569	36.631842	10,021,336	1.14%	-16.45%
2011	0.10%	374,493	50.809106	19,027,655	1.14%	-16.53%
2011	0.20%	260,697	43.110971	11,238,901	1.14%	-16.62%
2011	0.25%	188,442	42.872735	8,079,024	1.14%	-16.66%
2010	0.00%	273,628	43.844278	11,997,022	0.34%	29.23%
2010	0.10%	373,992	60.873685	22,766,271	0.34%	29.11%
2010	0.20%	277,177	51.702291	14,330,686	0.34%	28.98%
2010	0.25%	184,024	51.442267	9,466,612	0.34%	28.91%
2009	0.00%	317,923	33.926069	10,785,878	0.25%	57.54%
2009	0.10%	104,417	47.150241	4,923,287	0.25%	57.38%
2009	0.20%	189,232	40.086483	7,585,645	0.25%	57.22%
2009	0.25%	175,560	39.904798	7,005,686	0.25%	57.14%
2009	0.40%	2,185	32.178659	70,310	0.25%	56.91%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Fund - Balanced Portfolio(VVB)
2013	0.20%	366,739	$ 14.670654	$ 5,380,301	2.15%	19.64%
2013	0.25%	51,859	14.626745	758,528	2.15%	19.59%
2012	0.20%	325,615	12.261822	3,992,633	2.42%	12.34%
2012	0.25%	46,252	12.231242	565,719	2.42%	12.28%
2011	0.20%	278,075	10.915265	3,035,262	2.26%	3.49%
2011	0.25%	40,591	10.893500	442,178	2.26%	3.44%
2010	0.20%	159,013	10.546985	1,677,108	2.90%	10.79%
2010	0.25%	22,808	10.531205	240,196	2.90%	10.74%
2009	0.20%	127,334	9.519394	1,212,143	4.83%	22.66%
2009	0.25%	17,780	9.509907	169,086	4.83%	22.60%
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2013	0.20%	1,045,033	13.920807	14,547,703	2.14%	29.14%
2013	0.25%	147,775	13.879141	2,050,990	2.14%	29.07%
2012	0.20%	1,103,096	10.779851	11,891,211	0.80%	16.27%
2012	0.25%	156,691	10.752951	1,684,891	0.80%	16.21%
2011	0.20%	208,325	9.271686	1,931,524	1.77%	3.71%
2011	0.25%	30,410	9.253188	281,389	1.77%	3.66%
2010	0.20%	166,695	8.939847	1,490,228	2.69%	9.11%
2010	0.25%	23,910	8.926459	213,432	2.69%	9.06%
2009	0.20%	175,071	8.193060	1,434,367	3.85%	26.67%
2009	0.25%	24,446	8.184883	200,088	3.85%	26.61%
Variable Insurance Fund - International Portfolio (VVI)
2013	0.20%	410,243	11.586961	4,753,470	1.38%	23.01%
2013	0.25%	58,011	11.552291	670,160	1.38%	22.95%
2012	0.20%	412,707	9.419580	3,887,527	2.10%	19.90%
2012	0.25%	58,623	9.396076	550,826	2.10%	19.84%
2011	0.20%	440,376	7.856392	3,459,766	1.43%	-13.71%
2011	0.25%	64,283	7.840712	504,024	1.43%	-13.75%
2010	0.20%	421,970	9.104558	3,841,850	1.67%	15.49%
2010	0.25%	60,536	9.090922	550,328	1.67%	15.43%
2009	0.20%	410,028	7.883310	3,232,378	3.47%	42.50%
2009	0.25%	57,254	7.875437	450,900	3.47%	42.43%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2013	0.20%	889,050	15.716890	13,973,101	0.97%	34.66%
2013	0.25%	125,717	15.669871	1,969,969	0.97%	34.59%
2012	0.20%	702,845	11.671636	8,203,351	1.08%	15.58%
2012	0.25%	99,836	11.642534	1,162,344	1.08%	15.53%
2011	0.20%	638,998	10.097955	6,452,573	1.09%	-2.23%
2011	0.25%	93,276	10.077827	940,019	1.09%	-2.28%
2010	0.20%	763,575	10.328493	7,886,579	0.86%	25.12%
2010	0.25%	109,541	10.313041	1,129,701	0.86%	25.06%
2009	0.20%	342,621	8.254974	2,828,327	1.64%	40.09%
2009	0.25%	47,841	8.246745	394,533	1.64%	40.02%
Variable Insurance Fund - REIT Index Portfolio (VVREI)
2013	0.20%	454,927	13.434239	6,111,598	1.23%	2.13%
2013	0.25%	64,236	13.413578	861,635	1.23%	2.08%
2012	0.20%	123,184	13.154393	1,620,411	2.07%	17.22%
2012	0.25%	17,472	13.140722	229,595	2.07%	17.17%
2011	0.20%	121,056	11.221552	1,358,436	2.09%	8.22%
2011	0.25%	17,645	11.215498	197,897	2.09%	8.17%
2010	0.20%	176,817	10.369043	1,833,423	0.00%	3.69%	12/1/2010
2010	0.25%	25,325	10.368617	262,585	0.00%	3.69%	12/1/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2013	0.20%	336,921	$12.248086	$4,126,637	2.05%	0.87%
2013	0.25%	47,643	12.211432	581,789	2.05%	0.82%
2012	0.20%	430,019	12.142003	5,221,292	2.42%	4.21%
2012	0.25%	61,083	12.111704	739,819	2.42%	4.16%
2011	0.20%	340,653	11.651689	3,969,183	3.06%	1.81%
2011	0.25%	49,726	11.628465	578,237	3.06%	1.76%
2010	0.20%	271,236	11.444105	3,104,053	2.88%	5.01%
2010	0.25%	38,912	11.426982	444,647	2.88%	4.96%
2009	0.20%	278,059	10.898210	3,030,345	3.71%	13.63%
2009	0.25%	38,826	10.887347	422,712	3.71%	13.57%
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2013	0.20%	234,928	16.676124	3,917,688	0.00%	46.25%
2013	0.25%	33,147	16.662933	552,326	0.00%	46.18%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2013	0.20%	660,792	10.829917	7,156,323	2.50%	-2.48%
2013	0.25%	93,304	10.813242	1,008,919	2.50%	-2.53%
2012	0.20%	576,440	11.105835	6,401,848	2.82%	3.82%
2012	0.25%	81,762	11.094288	907,091	2.82%	3.76%
2011	0.20%	505,956	10.697615	5,412,522	4.18%	7.44%
2011	0.25%	73,748	10.691844	788,502	4.18%	7.38%
2010	0.20%	719,981	9.957077	7,168,906	0.00%	-0.43%	12/1/2010
2010	0.25%	103,135	9.956666	1,026,881	0.00%	-0.43%	12/1/2010
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.00%	862,473	15.805085	13,631,459	1.28%	25.13%
2013	0.20%	36,928	15.608472	576,390	1.28%	24.88%
2013	0.25%	118,140	15.559672	1,838,220	1.28%	24.82%
2012	0.00%	877,374	12.630803	11,081,938	1.12%	19.18%
2012	0.20%	115,705	12.498640	1,446,155	1.12%	18.94%
2012	0.25%	153,873	12.465791	1,918,149	1.12%	18.88%
2011	0.00%	748,836	10.598470	7,936,516	1.05%	-7.21%
2011	0.20%	120,081	10.508616	1,261,885	1.05%	-7.39%
2011	0.25%	183,861	10.486248	1,928,012	1.05%	-7.44%
2010	0.00%	503,668	11.421435	5,752,611	1.09%	8.67%
2010	0.20%	1,589	11.347238	18,031	1.09%	8.46%
2010	0.25%	219,804	11.328745	2,490,103	1.09%	8.40%
2009	0.00%	287,483	10.509760	3,021,377	0.13%	25.05%
2009	0.25%	146,447	10.450534	1,530,449	0.13%	24.73%
Variable Insurance Portfolios - Growth (WRGP)
2013	0.00%	21,182	22.211723	470,489	0.38%	36.46%
2013	0.10%	31,926	22.020070	703,013	0.38%	36.32%
2013	0.20%	14,932	21.830088	325,967	0.38%	36.19%
2013	0.25%	89,523	21.735728	1,945,848	0.38%	36.12%
2012	0.00%	13,153	16.277308	214,095	0.06%	12.74%
2012	0.10%	42,493	16.152997	686,389	0.06%	12.63%
2012	0.20%	13,236	16.029638	212,168	0.06%	12.52%
2012	0.25%	60,799	15.968332	970,859	0.06%	12.46%
2011	0.00%	14,516	14.437370	209,573	0.43%	2.12%
2011	0.10%	70,006	14.341473	1,003,989	0.43%	2.02%
2011	0.20%	13,379	14.246224	190,600	0.43%	1.92%
2011	0.25%	53,067	14.198847	753,490	0.43%	1.87%
2010	0.00%	10,396	14.137204	146,970	0.58%	12.58%
2010	0.10%	48,419	14.057322	680,641	0.58%	12.47%
2010	0.20%	2,258	13.977904	31,562	0.58%	12.36%
2010	0.25%	43,733	13.938364	609,566	0.58%	12.30%
2009	0.00%	9,754	12.557495	122,486	0.37%	27.07%
2009	0.10%	37,585	12.499017	469,776	0.37%	26.95%
2009	0.25%	28,728	12.411842	356,567	0.37%	26.76%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - High Income (WRHIP)
2013	0.00%	208,250	$12.055335	$2,510,524	4.84%	10.50%
2013	0.20%	1,020,247	12.015237	12,258,510	4.84%	10.28%
2013	0.25%	653,899	12.005230	7,850,208	4.84%	10.22%
2012	0.00%	101,745	10.909915	1,110,029	0.10%	9.10%	5/1/2012
2012	0.20%	903,765	10.895380	9,846,863	0.10%	8.95%	5/1/2012
2012	0.25%	186,961	10.891747	2,036,332	0.10%	8.92%	5/1/2012
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	0.00%	46,256	13.196715	610,427	0.00%	29.94%
2013	0.20%	14,260	13.152836	187,559	0.00%	29.68%
2013	0.25%	82,059	13.141897	1,078,411	0.00%	29.61%
2012	0.00%	20,326	10.156251	206,436	0.00%	1.56%	5/1/2012
2012	0.20%	396	10.142723	4,017	0.00%	1.43%	5/1/2012
2012	0.25%	33,681	10.139350	341,503	0.00%	1.39%	5/1/2012
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2013	0.00%	162,898	15.960563	2,599,944	1.00%	1.13%
2013	0.10%	30,515	15.822817	482,833	1.00%	1.03%
2013	0.20%	23,209	15.686256	364,062	1.00%	0.93%
2013	0.25%	46,882	15.618390	732,221	1.00%	0.88%
2012	0.00%	63,739	15.782147	1,005,938	0.74%	17.72%
2012	0.10%	48,019	15.661595	752,054	0.74%	17.60%
2012	0.20%	18,541	15.541962	288,164	0.74%	17.48%
2012	0.25%	36,559	15.482465	566,023	0.74%	17.42%
2011	0.00%	57,695	13.406856	773,509	0.77%	5.01%
2011	0.10%	63,865	13.317784	850,540	0.77%	4.90%
2011	0.20%	7,016	13.229310	92,817	0.77%	4.80%
2011	0.25%	77,067	13.185267	1,016,149	0.77%	4.75%
2010	0.00%	26,415	12.767438	337,252	2.03%	28.51%
2010	0.10%	27,301	12.695262	346,593	2.03%	28.38%
2010	0.20%	4,295	12.623516	54,218	2.03%	28.25%
2010	0.25%	62,625	12.587772	788,309	2.03%	28.19%
2009	0.00%	10,737	9.935185	106,674	2.78%	23.62%
2009	0.10%	29,857	9.888874	295,252	2.78%	23.50%
2009	0.25%	48,451	9.819846	475,781	2.78%	23.31%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2013	0.00%	254,379	20.591565	5,238,062	0.00%	56.38%
2013	0.20%	314,874	20.335318	6,403,063	0.00%	56.07%
2013	0.25%	230,840	20.271805	4,679,543	0.00%	55.99%
2012	0.00%	98,424	13.167237	1,295,972	0.00%	27.83%
2012	0.20%	119,331	13.029378	1,554,809	0.00%	27.57%
2012	0.25%	151,147	12.995166	1,964,180	0.00%	27.51%
2011	0.00%	36,947	10.300580	380,576	0.00%	-5.77%
2011	0.20%	76,080	10.213184	777,019	0.00%	-5.96%
2011	0.25%	124,700	10.191472	1,270,877	0.00%	-6.00%
2010	0.00%	7,021	10.930985	76,746	0.00%	12.75%
2010	0.20%	132	10.859919	1,434	0.00%	12.53%
2010	0.25%	117,513	10.842237	1,274,104	0.00%	12.47%
2009	0.00%	4,290	9.694632	41,590	0.00%	43.84%
2009	0.25%	103,724	9.639961	999,895	0.00%	43.48%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Discovery Fund (SVDF)
2013	0.00%	359,392	$17.700580	$6,361,447	0.01%	43.80%
2013	0.20%	230,118	17.480362	4,022,546	0.01%	43.51%
2013	0.25%	261,339	17.425668	4,554,007	0.01%	43.44%
2012	0.00%	334,846	12.309177	4,121,679	0.00%	17.74%
2012	0.10%	27,690	12.244588	339,053	0.00%	17.62%
2012	0.20%	227,629	12.180346	2,772,600	0.00%	17.50%
2012	0.25%	192,441	12.148301	2,337,831	0.00%	17.44%
2011	0.00%	287,967	10.454971	3,010,687	0.00%	0.42%
2011	0.10%	29,156	10.410540	303,530	0.00%	0.32%
2011	0.20%	755	10.366304	7,827	0.00%	0.22%
2011	0.25%	184,638	10.344211	1,909,934	0.00%	0.17%
2010	0.00%	229,478	10.410941	2,389,082	0.00%	35.54%
2010	0.10%	31,322	10.377053	325,030	0.00%	35.41%
2010	0.20%	346	10.343273	3,579	0.00%	35.27%
2010	0.25%	147,998	10.326390	1,528,285	0.00%	35.20%
2009	0.00%	169,734	7.681010	1,303,729	0.00%	40.30%
2009	0.10%	30,327	7.663653	232,416	0.00%	40.16%
2009	0.25%	43,498	7.637661	332,223	0.00%	39.95%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2013	0.00%	4	22.734800	91	0.20%	30.68%
2013	0.10%	54,407	22.426118	1,220,138	0.20%	30.55%
2013	0.20%	90,447	22.121661	2,000,838	0.20%	30.42%
2013	0.25%	306,255	21.970927	6,728,706	0.20%	30.35%
2012	0.00%	4	17.397601	70	0.09%	15.52%
2012	0.10%	98,225	17.178537	1,687,362	0.09%	15.41%
2012	0.20%	110,208	16.962265	1,869,377	0.09%	15.29%
2012	0.25%	274,874	16.855104	4,633,030	0.09%	15.23%
2011	0.00%	4	15.059998	60	0.16%	-5.52%
2011	0.10%	132,129	14.885276	1,966,777	0.16%	-5.61%
2011	0.20%	106,635	14.712613	1,568,879	0.16%	-5.71%
2011	0.25%	312,720	14.626997	4,574,155	0.16%	-5.75%
2010	0.00%	4	15.939710	64	0.78%	23.76%
2010	0.10%	145,576	15.770532	2,295,811	0.78%	23.63%
2010	0.20%	144,720	15.603173	2,258,091	0.78%	23.51%
2010	0.25%	279,659	15.520123	4,340,342	0.78%	23.45%
2009	0.00%	4	12.880035	52	0.00%	47.74%
2009	0.10%	180,073	12.756058	2,297,022	0.00%	47.59%
2009	0.20%	162,688	12.633308	2,055,288	0.00%	47.44%
2009	0.25%	315,434	12.572347	3,965,746	0.00%	47.37%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.00%	183,245	16.863800	3,090,207	0.00%	50.23%
2013	0.20%	49,514	16.653921	824,602	0.00%	49.93%
2013	0.25%	198,445	16.601843	3,294,553	0.00%	49.85%
2012	0.00%	182,930	11.225415	2,053,465	0.00%	7.87%
2012	0.20%	246,982	11.107878	2,743,446	0.00%	7.66%
2012	0.25%	282,624	11.078669	3,131,098	0.00%	7.60%
2011	0.00%	220,980	10.406273	2,299,578	0.00%	-4.60%
2011	0.20%	240,548	10.317983	2,481,970	0.00%	-4.79%
2011	0.25%	506,120	10.296017	5,211,020	0.00%	-4.83%
2010	0.00%	207,689	10.907631	2,265,395	0.00%	26.77%
2010	0.20%	8,178	10.836693	88,622	0.00%	26.52%
2010	0.25%	412,207	10.819018	4,459,675	0.00%	26.46%
2009	0.00%	135,128	8.604153	1,162,662	0.00%	52.64%
2009	0.25%	298,197	8.555599	2,551,254	0.00%	52.26%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	189,756	10.352942	1,964,533	0.00%	-8.81%
2010	0.00%	151,587	11.352948	1,720,959	0.00%	13.53%	5/3/2010
2011	0.00%	1,571,373	10.783470	16,944,854	0.38%	-32.33%
2010	0.00%	1,903,372	15.936367	30,332,835	0.54%	25.03%
2009	0.00%	1,868,731	12.746144	23,819,114	0.43%	79.07%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	63,786	12.681863	808,925	0.16%	-7.91%
2010	0.00%	69,399	13.771185	955,706	0.73%	15.49%
2009	0.00%	77,637	11.924271	925,765	0.59%	21.08%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	128,974	18.079131	2,331,738	0.00%	-7.16%
2011	0.10%	16,279	17.911321	291,578	0.00%	-7.25%
2011	0.20%	6,516	17.745096	115,627	0.00%	-7.34%
2011	0.25%	63,941	17.662531	1,129,360	0.00%	-7.39%
2010	0.00%	137,618	19.473180	2,679,860	0.00%	18.78%
2010	0.10%	17,428	19.311717	336,565	0.00%	18.66%
2010	0.20%	74,958	19.151595	1,435,565	0.00%	18.54%
2010	0.25%	259,349	19.072022	4,946,310	0.00%	18.48%
2009	0.00%	164,731	16.394648	2,700,707	0.00%	42.37%
2009	0.10%	15,032	16.274948	244,645	0.00%	42.23%
2009	0.20%	59,711	16.156149	964,700	0.00%	42.09%
2009	0.25%	303,416	16.097055	4,884,104	0.00%	42.02%
2009	0.40%	535	15.921111	8,518	0.00%	41.80%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	31,818	12.359941	393,269	5.84%	8.24%
2009	0.00%	23,143	11.419071	264,272	5.26%	14.19%	5/1/2009
Clover Value Fund II - Primary Shares (obsolete) (FALF)
2009	0.00%	15,949	11.641309	185,667	2.79%	14.72%
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.00%	27,195	11.345188	308,532	0.11%	12.23%
2010	0.10%	59,479	11.333247	674,090	0.11%	12.12%
2010	0.25%	2,673	11.315359	30,246	0.11%	11.95%
2009	0.00%	28,749	10.108851	290,619	0.00%	1.09%	12/11/2009
2009	0.10%	11,666	10.108299	117,923	0.00%	1.08%	12/11/2009
2009	0.25%	5,543	10.107469	56,026	0.00%	1.07%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.00%	91,226	17.873386	1,630,518	3.96%	8.01%
2009	0.10%	30,519	17.736871	541,312	3.96%	7.90%
2009	0.25%	35,222	17.534069	617,585	3.96%	7.74%
2010	0.00%	195,615	17.098317	3,344,687	1.02%	11.46%
2010	0.10%	45,228	13.742313	621,537	1.02%	11.35%
2010	0.20%	2,064	13.468298	27,799	1.02%	11.24%
2010	0.25%	14,874	13.400531	199,319	1.02%	11.18%
2009	0.00%	206,712	15.340444	3,171,054	1.06%	25.00%
2009	0.10%	47,322	12.341792	584,038	1.06%	24.88%
2009	0.25%	13,605	12.052893	163,980	1.06%	24.69%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	264	14.935320	3,943	0.79%	11.36%
2009	0.00%	1,087	13.411529	14,578	1.12%	34.12%	5/1/2009
2011	0.00%	477,390	2.908819	1,388,641	8.67%	-1.88%
2010	0.00%	458,373	2.964546	1,358,868	5.86%	14.68%
2009	0.00%	380,539	2.584961	983,678	0.00%	26.75%
2011	0.00%	68,934	4.084054	281,530	9.52%	-2.34%
2010	0.00%	90,495	4.181802	378,432	6.48%	14.81%
2009	0.00%	111,867	3.642267	407,449	0.00%	25.32%
2009	0.00%	93	13.330928	1,240	0.66%	22.20%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.00%	20	10.138334	203	2.62%	30.47%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.00%	71,443	10.283025	734,650	1.47%	1.28%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.00%	81,891	13.889643	1,137,437	1.15%	31.75%
2009	0.10%	49,431	13.783502	681,332	1.15%	31.62%
2009	0.25%	26,749	13.625762	364,476	1.15%	31.42%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.00%	62,420	$13.810897	$862,076	0.29%	19.16%
2009	0.10%	90,762	13.705345	1,243,925	0.29%	19.04%
2009	0.25%	57,752	13.548576	782,457	0.29%	18.87%
2009	0.00%	222,948	11.124833	2,480,259	0.28%	19.11%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2009	0.00%	46,260	12.049802	557,424	0.84%	33.79%
2009	0.10%	40,684	11.957718	486,488	0.84%	33.65%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.00%	235,876	3.325931	784,507	0.00%	52.47%
2009	0.10%	226,699	3.295310	747,043	0.00%	52.31%
2009	0.20%	371,260	3.264934	1,212,139	0.00%	52.16%
2009	0.25%	481,326	3.249860	1,564,242	0.00%	52.09%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.00%	200,315	12.888766	2,581,813	0.00%	52.44%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.00%	134,485	14.212216	1,911,330	0.00%	25.84%
2009	0.10%	56,812	14.103668	801,258	0.00%	25.71%
Putnam VT Vista Fund - IB Shares (obsolete) (PVVIB)
2009	0.20%	5,870	13.767109	80,813	0.00%	37.67%	2/6/2009
2009	0.25%	797	14.151257	11,279	0.00%	41.51%	2/13/2009
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.00%	91,046	12.448619	1,133,397	0.26%	14.46%
2009	0.00%	100,191	10.876108	1,089,688	0.00%	8.76%	10/2/2009
Variable Series II - Strategic Value VIP - Class B (obsolete) (SVSHEB)
2010	0.20%	8,894	8.241888	73,303	1.79%	11.91%
2010	0.25%	15,449	8.222631	127,031	1.79%	11.85%
2009	0.25%	68,810	7.351304	505,843	4.46%	24.63%

2013	Contract owners equity:			$ 4,637,188,888
2012	Contract owners equity:			$ 4,083,042,311
2011	Contract owners equity:			$ 3,792,718,355
2010	Contract owners equity:			$ 4,097,345,784
2009	Contract owners equity:			$ 3,763,821,378

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.